UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
6/30
Date of reporting period:
12/31/24
Item 1. Report to Stockholders.
(a) The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JUCAX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$50	0.97%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JUCCX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$86	1.68%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JUCDX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$39	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JUCIX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$38	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JUCNX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class R Shares:JUCRX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$71	1.39%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JUCSX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$58	1.14%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JUCTX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$45	0.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JRSAX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$48	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JRSCX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$86	1.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JRSDX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$38	0.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JRSIX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$35	0.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JRSNX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$31	0.59%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JRSSX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$57	1.08%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JRSTX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$43	0.82%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:HFAAX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$42	0.82%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:HFACX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$80	1.56%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:HFADX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$35	0.68%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:HFAIX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$29	0.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:HFARX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$30	0.58%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:HFASX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$55	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:HFATX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$42	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JDFAX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$38	0.75%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JFICX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$73	1.44%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JANFX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$28	0.55%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JFLEX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$23	0.46%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JDFNX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$22	0.44%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class R Shares:JDFRX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$60	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JADFX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$48	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JAFIX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$35	0.68%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JCAAX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$25	0.48%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JCACX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$62	1.22%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JMSCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$13	0.26%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JCAIX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$13	0.25%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JCASX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$34	0.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JSPCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$17	0.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JGCAX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$24	0.46%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JGCCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$61	1.20%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNSGX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$14	0.27%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JGCIX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$12	0.24%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JGCSX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JSPGX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$18	0.35%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JMOAX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$22	0.43%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JMOCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$61	1.20%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNSMX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$13	0.25%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JMOIX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$11	0.22%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JMOSX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$32	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JSPMX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$17	0.33%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
American Cancer Society Support – Class D Shares:ACDXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	$26	0.51%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60
What did the Fund invest in?
Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
American Cancer Society Support - Class I Shares:ACJXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of December 9, 2024 (inception date) to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)*	$1	0.21%**
*	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares.
**	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60
What did the Fund invest in?
Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
American Cancer Society Support - Class N Shares:ACOXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of October 18, 2024 (inception date) to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)*	$5	0.23%**
*	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
**	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60
What did the Fund invest in?
Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
American Cancer Society Support – Class T Shares:ACTXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	$29	0.56%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60
What did the Fund invest in?
Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JHYAX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$49	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JDHCX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$86	1.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNHYX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$39	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JHYFX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$38	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JHYNX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$33	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class R Shares:JHYRX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$70	1.36%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JDHYX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$58	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JAHYX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$45	0.88%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JDPAX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$63	1.21%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JMVCX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$97	1.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNMCX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$50	0.96%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JMVAX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$48	0.93%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JDPNX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$43	0.83%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class R Shares:JDPRX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$82	1.58%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JMVIX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$70	1.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JMCVX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$56	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNMXX
This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$26	0.50%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,167M
Number of portfolio holdings	77
What did the Fund invest in?
Asset Allocation (% of net assets)
Commercial Paper	32.6
Repurchase Agreements	31.7
Variable Rate Demand Notes	14.7
Certificates of Deposit	6.1
U.S. Government Agency Notes	5.1
U.S. Treasury Debt	5.1
Time Deposits	4.3
Other	0.4
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JAMXX
This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$28	0.55%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,167M
Number of portfolio holdings	77
What did the Fund invest in?
Asset Allocation (% of net assets)
Commercial Paper	32.6
Repurchase Agreements	31.7
Variable Rate Demand Notes	14.7
Certificates of Deposit	6.1
U.S. Government Agency Notes	5.1
U.S. Treasury Debt	5.1
Time Deposits	4.3
Other	0.4
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JMUAX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$46	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JMUCX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$84	1.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JMUDX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$36	0.70%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JMUIX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$34	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JMTNX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$29	0.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JMUSX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$58	1.13%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JMUTX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$42	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:HDAVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX)	$58	1.17%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:HDCVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX)	$94	1.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:HDDVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)	$49	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:HDIVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)	$47	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:HDRVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)	$42	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:HDQVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)	$56	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Responsible International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:HDTVX
This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)	$54	1.09%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JSHAX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$36	0.70%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JSHCX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$73	1.43%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNSTX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$27	0.52%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JSHIX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$24	0.46%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JSHNX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$21	0.40%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JSHSX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$46	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JASBX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JDSAX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$75	1.47%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JCSCX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$106	2.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JNPSX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$59	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JSCOX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$58	1.14%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class L Shares:JSIVX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$53	1.03%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JDSNX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$52	1.02%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class R Shares:JDSRX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$90	1.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JISCX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$78	1.53%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JSCVX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$64	1.26%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class A Shares:JVSAX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$69	1.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class C Shares:JVSCX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$105	2.03%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class D Shares:JSVDX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$56	1.09%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class I Shares:JVSIX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$55	1.06%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class N Shares:JVSNX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$50	0.96%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class S Shares:JSVSX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$66	1.28%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2024
Class T Shares:JSVTX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$63	1.21%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 97.6%
Aerospace & Defense – 2.9%
L3Harris Technologies Inc	40,284	$8,470,920
Lockheed Martin Corp	19,062	9,262,988
		17,733,908
Automobiles – 3.2%
Ferrari NV	19,099	8,114,019
Tesla Inc*	29,200	11,792,128
		19,906,147
Banks – 4.4%
Bank of America Corp	119,813	5,265,781
Citigroup Inc	34,872	2,454,640
JPMorgan Chase & Co	66,236	15,877,432
M&T Bank Corp	8,856	1,665,017
US Bancorp	46,162	2,207,928
		27,470,798
Biotechnology – 1.8%
Amgen Inc	37,129	9,677,303
Vertex Pharmaceuticals Inc*	4,299	1,731,207
		11,408,510
Building Products – 1.0%
Johnson Controls International PLC	27,691	2,185,651
Trane Technologies PLC	11,447	4,227,949
		6,413,600
Capital Markets – 7.5%
Bank of New York Mellon Corp	27,113	2,083,092
Blackrock Inc	9,581	9,821,579
Cboe Global Markets Inc	13,234	2,585,924
CME Group Inc	7,292	1,693,421
Goldman Sachs Group Inc	18,026	10,322,048
Interactive Brokers Group Inc	4,021	710,390
Intercontinental Exchange Inc	31,886	4,751,333
KKR & Co Inc	12,352	1,826,984
Moody's Corp	19,512	9,236,395
Morgan Stanley	18,803	2,363,913
Northern Trust Corp	11,668	1,195,970
		46,591,049
Chemicals – 2.1%
Air Products and Chemicals Inc	4,200	1,218,168
Eastman Chemical Co	13,946	1,273,548
Linde PLC	24,625	10,309,749
		12,801,465
Commercial Services & Supplies – 2.0%
Cintas Corp	47,537	8,685,010
Republic Services Inc	9,461	1,903,364
Waste Management Inc	10,615	2,142,001
		12,730,375
Communications Equipment – 0.1%
Ciena Corp*	5,760	488,506
Diversified Financial Services – 4.8%
Apollo Global Management Inc	8,909	1,471,411
Berkshire Hathaway Inc*	31,740	14,387,107
Fiserv Inc*	17,912	3,679,483
Mastercard Inc - Class A	19,462	10,248,105
		29,786,106
Electrical Equipment – 0.7%
Emerson Electric Co	27,909	3,458,762
Rockwell Automation Inc	3,681	1,051,993
		4,510,755
Entertainment – 0.8%
Netflix Inc*	5,334	4,754,301
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food & Staples Retailing – 4.0%
Costco Wholesale Corp	13,589	$12,451,193
Walmart Inc	139,569	12,610,059
		25,061,252
Health Care Equipment & Supplies – 0.2%
Alcon Inc	6,257	531,157
GE HealthCare Technologies Inc	11,192	874,990
		1,406,147
Health Care Providers & Services – 2.6%
HCA Healthcare Inc	3,805	1,142,071
McKesson Corp	2,067	1,178,004
RadNet Inc*	2,549	178,022
UnitedHealth Group Inc	26,541	13,426,030
Universal Health Services Inc	2,270	407,284
		16,331,411
Health Care Real Estate Investment Trusts (REITs) – 0.2%
Omega Healthcare Investors Inc	24,891	942,124
Hotels, Restaurants & Leisure – 4.2%
Booking Holdings Inc	1,231	6,116,125
McDonald's Corp	39,623	11,486,311
Texas Roadhouse Inc	45,716	8,248,538
		25,850,974
Household Durables – 1.3%
DR Horton Inc	13,288	1,857,928
Garmin Ltd	4,600	948,796
Lennar Corp	20,009	2,728,627
Toll Brothers Inc	21,424	2,698,353
		8,233,704
Industrial Conglomerates – 1.6%
Honeywell International Inc	43,120	9,740,377
Information Technology Services – 0.4%
GoDaddy Inc*	13,265	2,618,113
Insurance – 1.9%
Aflac Inc	19,551	2,022,355
Chubb Ltd	34,416	9,509,141
		11,531,496
Interactive Media & Services – 6.7%
Alphabet Inc - Class A	144,063	27,271,126
Meta Platforms Inc - Class A	24,368	14,267,708
		41,538,834
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	6,583	3,424,674
Machinery – 3.3%
Cummins Inc	24,769	8,634,473
Dover Corp	10,191	1,911,832
Otis Worldwide Corp	11,260	1,042,789
Parker-Hannifin Corp	14,031	8,924,137
		20,513,231
Metals & Mining – 0.1%
Wheaton Precious Metals Corp#	9,321	524,213
Multiline Retail – 3.7%
Amazon.com Inc*	103,991	22,814,585
Oil, Gas & Consumable Fuels – 3.3%
Cameco Corp	2,995	153,913
EOG Resources Inc	19,699	2,414,704
Exxon Mobil Corp	64,905	6,981,831
Occidental Petroleum Corp	38,086	1,881,829
ONEOK Inc	88,190	8,854,276
		20,286,553
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Pharmaceuticals – 1.9%
Johnson & Johnson	79,714	$11,528,239
Real Estate Management & Development – 0.4%
CBRE Group Inc*	20,490	2,690,132
Semiconductor & Semiconductor Equipment – 5.7%
NVIDIA Corp	263,189	35,343,651
Software – 12.1%
Adobe Inc*	5,808	2,582,701
Autodesk Inc*	4,605	1,361,100
Check Point Software Technologies Ltd*	11,010	2,055,567
CyberArk Software Ltd*	1,438	479,070
HubSpot Inc*	971	676,564
InterDigital Inc/PA	1,360	263,459
Intuit Inc	3,924	2,466,234
Microsoft Corp	83,121	35,035,502
Oracle Corp	65,855	10,974,077
Palo Alto Networks Inc*	20,517	3,733,273
Salesforce.com Inc	43,291	14,473,480
Samsara Inc - Class A*	2,872	125,478
Workday Inc - Class A*	3,701	954,969
		75,181,474
Specialized Real Estate Investment Trusts (REITs) – 2.0%
Digital Realty Trust Inc	6,615	1,173,038
Equinix Inc	2,013	1,898,038
Public Storage	29,091	8,711,009
SBA Communications Corp	4,664	950,523
		12,732,608
Specialty Retail – 1.0%
Burlington Stores Inc*	2,249	641,100
TJX Cos Inc	45,773	5,529,836
		6,170,936
Technology Hardware, Storage & Peripherals – 8.5%
Apple Inc	209,637	52,497,297
NetApp Inc	4,983	578,427
		53,075,724
Tobacco – 0.5%
Philip Morris International Inc	24,536	2,952,908
Trading Companies & Distributors – 0.2%
United Rentals Inc	1,836	1,293,352
Total Common Stocks (cost $484,905,911)		606,382,232
Investment Companies – 2.5%
Exchange-Traded Funds (ETFs) – 2.2%
Schwab US Large-Cap#	601,179	13,935,329
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£	1,641,247	1,641,575
Total Investment Companies (cost $15,796,334)		15,576,904
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	861,928	861,928
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$215,482	215,482
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,077,410)		1,077,410
Total Investments (total cost $501,779,655) – 100.3%		623,036,546
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(1,706,508)
Net Assets – 100%		$621,330,038
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$611,709,764	98.2%
Italy	8,114,019	1.3
Israel	2,534,637	0.4
Canada	678,126	0.1
Total	$623,036,546	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$344,765	$21,404,945	$(20,107,897)	$(238)	$-	$1,641,575	1,641,247	$19,243
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	-	22,172,967	(21,311,039)	-	-	861,928	861,928	279 ∆
Total Affiliated Investments - 0.5%
	$344,765	$43,577,912	$(41,418,936)	$(238)	$-	$2,503,503	2,503,175	$19,522

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,053,842	$—	$(1,053,842)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$606,382,232	$-	$-
Investment Companies	13,935,329	1,641,575	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,077,410	-
Total Assets	$620,317,561	$2,718,985	$-
Janus Investment Fund | 5

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $499,276,152)(1)	$620,533,043
Affiliated investments, at value (cost $2,503,503)	2,503,503
Trustees' deferred compensation	17,228
Receivables:
Dividends	232,026
Fund shares sold	108,298
Foreign tax reclaims	24,537
Dividends from affiliates	9,348
Other assets	5,572
Total Assets	623,433,555
Liabilities:
Collateral for securities loaned (Note 2)	1,077,410
Payables:
Fund shares repurchased	512,740
Advisory fees	278,530
Transfer agent fees and expenses	84,609
Professional fees	39,200
Trustees' deferred compensation fees	17,228
12b-1 Distribution and shareholder servicing fees	12,655
Affiliated fund administration fees payable	1,393
Trustees' fees and expenses	1,054
Custodian fees	155
Accrued expenses and other payables	78,543
Total Liabilities	2,103,517
Commitments and contingent liabilities (Note 3)
Net Assets	$621,330,038
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$452,422,798
Total distributable earnings (loss)	168,907,240
Total Net Assets	$621,330,038
Net Assets - Class A Shares	$23,338,894
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,969,249
Net Asset Value Per Share(2)	$11.85
Maximum Offering Price Per Share(3)	$12.57
Net Assets - Class C Shares	$6,707,481
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	596,233
Net Asset Value Per Share(2)	$11.25
Net Assets - Class D Shares	$362,831,737
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,393,733
Net Asset Value Per Share	$11.56
Net Assets - Class I Shares	$73,113,763
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,173,196
Net Asset Value Per Share	$11.84
Net Assets - Class N Shares	$37,540,583
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,196,553
Net Asset Value Per Share	$11.74
Net Assets - Class S Shares	$5,785,626
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	486,263
Net Asset Value Per Share	$11.90
Net Assets - Class T Shares	$112,011,954
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,680,638
Net Asset Value Per Share	$11.57

(1)	Includes $1,053,842 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends	$3,980,377
Dividends from affiliates	19,243
Affiliated securities lending income, net	279
Unaffiliated securities lending income, net	96
Foreign tax withheld	(13,938)
Total Investment Income	3,986,057
Expenses:
Advisory fees	1,585,822
12b-1 Distribution and shareholder servicing fees:
Class A Shares	29,433
Class C Shares	35,435
Class S Shares	21,246
Transfer agent administrative fees and expenses:
Class D Shares	198,458
Class S Shares	21,436
Class T Shares	143,141
Transfer agent networking and omnibus fees:
Class A Shares	7,565
Class C Shares	2,565
Class I Shares	28,848
Other transfer agent fees and expenses:
Class A Shares	588
Class C Shares	156
Class D Shares	22,032
Class I Shares	1,130
Class N Shares	650
Class S Shares	112
Class T Shares	562
Registration fees	88,983
Professional fees	29,880
Shareholder reports expense	28,749
Custodian fees	16,202
Affiliated fund administration fees	12,235
Trustees' fees and expenses	6,077
Other expenses	66,524
Total Expenses	2,347,829
Less: Excess Expense Reimbursement and Waivers	(6,342)
Net Expenses	2,341,487
Net Investment Income/(Loss)	1,644,570
Net Realized Gain/(Loss) on Investments:
Investments	50,846,444
Investments in affiliates	(238)
Total Net Realized Gain/(Loss) on Investments	50,846,206
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	4,792,230
Total Change in Unrealized Net Appreciation/Depreciation	4,792,230
Net Increase/(Decrease) in Net Assets Resulting from Operations	$57,283,006
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$1,644,570	$5,475,125
Net realized gain/(loss) on investments	50,846,206	20,305,447
Change in unrealized net appreciation/depreciation	4,792,230	72,270,316
Net Increase/(Decrease) in Net Assets Resulting from Operations	57,283,006	98,050,888
Dividends and Distributions to Shareholders:
Class A Shares	(821,362)	(670,683)
Class C Shares	(193,605)	(341,406)
Class D Shares	(13,940,803)	(11,808,938)
Class I Shares	(2,815,833)	(2,807,900)
Class N Shares	(1,484,005)	(1,646,357)
Class S Shares	(152,533)	(774,163)
Class T Shares	(4,180,948)	(4,148,003)
Net Decrease from Dividends and Distributions to Shareholders	(23,589,089)	(22,197,450)
Capital Share Transactions:
Class A Shares	(405,568)	322,967
Class C Shares	(1,624,601)	(5,422,587)
Class D Shares	1,423,264	(23,413,953)
Class I Shares	(4,058,725)	(21,337,807)
Class N Shares	2,995,874	(16,170,510)
Class S Shares	(20,036,757)	(1,653,791)
Class T Shares	(3,976,319)	(22,517,085)
Net Increase/(Decrease) from Capital Share Transactions	(25,682,832)	(90,192,766)
Net Increase/(Decrease) in Net Assets	8,011,085	(14,339,328)
Net Assets:
Beginning of period	613,318,953	627,658,281
End of period	$621,330,038	$613,318,953
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.21	$9.90	$8.88	$12.76	$11.38	$11.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.07	0.17	0.05	0.05	0.12
Net realized and unrealized gain/(loss)	1.05	1.60	1.06	(0.77)	2.82	0.24
Total from Investment Operations	1.07	1.67	1.23	(0.72)	2.87	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.04)	(0.15)	(0.03)	(0.13)	(0.06)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.43)	(0.36)	(0.21)	(3.16)	(1.49)	(0.35)
Net Asset Value, End of Period	$11.85	$11.21	$9.90	$8.88	$12.76	$11.38
Total Return*	9.44%	17.44%	14.18%	(9.55)%	26.48%	3.14%
Net Assets, End of Period (in thousands)	$23,339	$22,474	$19,507	$21,015	$26,218	$27,092
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.89%	0.93%	0.92%	0.94%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.85%	0.88%	0.92%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	0.36%	0.73%	1.88%	0.44%	0.43%	1.08%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.60	$9.41	$8.45	$12.32	$11.02	$11.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.01	0.12	(0.01)	(0.02)	0.05
Net realized and unrealized gain/(loss)	0.99	1.50	1.00	(0.73)	2.72	0.22
Total from Investment Operations	0.97	1.51	1.12	(0.74)	2.70	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.10)	—	(0.04)	—
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.32)	(0.32)	(0.16)	(3.13)	(1.40)	(0.29)
Net Asset Value, End of Period	$11.25	$10.60	$9.41	$8.45	$12.32	$11.02
Total Return*	9.09%	16.55%	13.47%	(10.05)%	25.71%	2.41%
Net Assets, End of Period (in thousands)	$6,707	$7,884	$12,312	$14,997	$21,286	$24,089
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.65%	1.62%	1.51%	1.48%	1.58%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.63%	1.57%	1.46%	1.48%	1.58%	1.58%
Ratio of Net Investment Income/(Loss)	(0.37)%	0.07%	1.33%	(0.12)%	(0.21)%	0.44%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.96	$9.67	$8.69	$12.56	$11.23	$11.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.09	0.19	0.08	0.08	0.15
Net realized and unrealized gain/(loss)	1.03	1.57	1.03	(0.76)	2.77	0.24
Total from Investment Operations	1.06	1.66	1.22	(0.68)	2.85	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.05)	(0.18)	(0.06)	(0.16)	(0.09)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.46)	(0.37)	(0.24)	(3.19)	(1.52)	(0.38)
Net Asset Value, End of Period	$11.56	$10.96	$9.67	$8.69	$12.56	$11.23
Total Return*	9.58%	17.78%	14.36%	(9.35)%	26.71%	3.41%
Net Assets, End of Period (in thousands)	$362,832	$342,985	$325,264	$307,311	$361,567	$315,423
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.70%	0.72%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.65%	0.67%	0.68%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	0.56%	0.94%	2.09%	0.69%	0.66%	1.33%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.22	$9.90	$8.87	$12.75	$11.37	$11.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.10	0.20	0.08	0.08	0.15
Net realized and unrealized gain/(loss)	1.04	1.60	1.06	(0.77)	2.81	0.24
Total from Investment Operations	1.08	1.70	1.26	(0.69)	2.89	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.06)	(0.17)	(0.06)	(0.15)	(0.09)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.46)	(0.38)	(0.23)	(3.19)	(1.51)	(0.38)
Net Asset Value, End of Period	$11.84	$11.22	$9.90	$8.87	$12.75	$11.37
Total Return*	9.58%	17.71%	14.48%	(9.31)%	26.75%	3.37%
Net Assets, End of Period (in thousands)	$73,114	$73,172	$85,473	$114,646	$468,596	$428,888
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.64%	0.66%	0.72%	0.73%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.60%	0.62%	0.68%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	0.61%	1.01%	2.19%	0.66%	0.66%	1.33%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.14	$9.82	$8.82	$12.70	$11.34	$11.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.11	0.21	0.09	0.10	0.17
Net realized and unrealized gain/(loss)	1.04	1.59	1.04	(0.76)	2.79	0.23
Total from Investment Operations	1.08	1.70	1.25	(0.67)	2.89	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.06)	(0.19)	(0.08)	(0.17)	(0.10)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.48)	(0.38)	(0.25)	(3.21)	(1.53)	(0.39)
Net Asset Value, End of Period	$11.74	$11.14	$9.82	$8.82	$12.70	$11.34
Total Return*	9.60%	17.90%	14.54%	(9.21)%	26.89%	3.53%
Net Assets, End of Period (in thousands)	$37,541	$33,011	$43,369	$41,864	$54,635	$46,912
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.56%	0.58%	0.55%	0.55%	0.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.52%	0.53%	0.55%	0.55%	0.55%
Ratio of Net Investment Income/(Loss)	0.68%	1.07%	2.24%	0.82%	0.78%	1.47%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.16	$9.86	$8.85	$12.73	$11.36	$11.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.06	0.16	0.04	0.04	0.11
Net realized and unrealized gain/(loss)	1.05	1.60	1.05	(0.78)	2.80	0.24
Total from Investment Operations	1.06	1.66	1.21	(0.74)	2.84	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.04)	(0.14)	(0.01)	(0.11)	(0.05)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.32)	(0.36)	(0.20)	(3.14)	(1.47)	(0.34)
Net Asset Value, End of Period	$11.90	$11.16	$9.86	$8.85	$12.73	$11.36
Total Return*	9.44%	17.32%	13.96%	(9.69)%	26.29%	3.02%
Net Assets, End of Period (in thousands)	$5,786	$23,899	$22,700	$22,961	$28,736	$26,404
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.08%	1.07%	1.09%	1.05%	1.05%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%	1.01%	1.03%	1.04%	1.04%	1.05%
Ratio of Net Investment Income/(Loss)	0.17%	0.57%	1.72%	0.32%	0.30%	0.97%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.96	$9.68	$8.69	$12.56	$11.22	$11.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.08	0.18	0.06	0.07	0.14
Net realized and unrealized gain/(loss)	1.02	1.57	1.04	(0.75)	2.77	0.24
Total from Investment Operations	1.05	1.65	1.22	(0.69)	2.84	0.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.05)	(0.17)	(0.05)	(0.14)	(0.08)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)
Total Dividends and Distributions	(0.44)	(0.37)	(0.23)	(3.18)	(1.50)	(0.37)
Net Asset Value, End of Period	$11.57	$10.96	$9.68	$8.69	$12.56	$11.22
Total Return*	9.49%	17.60%	14.32%	(9.49)%	26.70%	3.32%
Net Assets, End of Period (in thousands)	$112,012	$109,894	$119,032	$129,070	$186,208	$207,700
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	0.81%	0.82%	0.79%	0.79%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.75%	0.77%	0.78%	0.78%	0.79%
Ratio of Net Investment Income/(Loss)	0.45%	0.85%	2.01%	0.57%	0.58%	1.23%
Portfolio Turnover Rate	48%	250%	313%	152%	190%	102%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 17

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of
20 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
Janus Investment Fund | 21

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,053,842. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $1,077,410, resulting in the net amount due to the counterparty of $23,568.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.
The Advisor had contractually agreed to waive 0.05% of its advisory fee for a period of two years commencing on June 10, 2022. Effective June 10, 2024, the waiver was discontinued. In addition, the Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.59% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
22 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $79.
Janus Investment Fund | 23

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $6.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	65	4
Class S Shares	-	-
Class T Shares	-	-
24 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$502,442,076	$122,537,393	$(1,942,923)	$120,594,470
5.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	134,879	$1,575,297	514,818	$5,145,183
Reinvested dividends and distributions	51,880	628,781	51,737	501,334
Shares repurchased	(222,224)	(2,609,646)	(532,786)	(5,323,550)
Net Increase/(Decrease)	(35,465)	$(405,568)	33,769	$322,967
Class C Shares:
Shares sold	12,398	$137,390	25,976	$254,149
Reinvested dividends and distributions	16,479	189,674	36,232	333,337
Shares repurchased	(176,251)	(1,951,665)	(627,500)	(6,010,073)
Net Increase/(Decrease)	(147,374)	$(1,624,601)	(565,292)	$(5,422,587)
Class D Shares:
Shares sold	477,920	$5,543,561	830,980	$8,306,209
Reinvested dividends and distributions	1,163,227	13,737,712	1,226,149	11,599,372
Shares repurchased	(1,544,458)	(17,858,009)	(4,379,956)	(43,319,534)
Net Increase/(Decrease)	96,689	$1,423,264	(2,322,827)	$(23,413,953)
Class I Shares:
Shares sold	221,119	$2,616,419	409,579	$4,074,308
Reinvested dividends and distributions	167,708	2,030,948	216,804	2,098,667
Shares repurchased	(735,706)	(8,706,092)	(2,742,691)	(27,510,782)
Net Increase/(Decrease)	(346,879)	$(4,058,725)	(2,116,308)	$(21,337,807)
Class N Shares:
Shares sold	343,586	$4,240,283	478,474	$4,796,700
Reinvested dividends and distributions	120,951	1,451,412	168,464	1,618,940
Shares repurchased	(231,104)	(2,695,821)	(2,098,695)	(22,586,150)
Net Increase/(Decrease)	233,433	$2,995,874	(1,451,757)	$(16,170,510)
Class S Shares:
Shares sold	74,239	$867,263	90,358	$904,363
Reinvested dividends and distributions	12,467	151,602	80,120	773,161
Shares repurchased	(1,741,548)	(21,055,622)	(330,550)	(3,331,315)
Net Increase/(Decrease)	(1,654,842)	$(20,036,757)	(160,072)	$(1,653,791)
Class T Shares:
Shares sold	418,625	$4,825,733	824,230	$8,133,064
Reinvested dividends and distributions	340,318	4,025,961	424,938	4,019,914
Shares repurchased	(1,105,971)	(12,828,013)	(3,518,457)	(34,670,063)
Net Increase/(Decrease)	(347,028)	$(3,976,319)	(2,269,289)	$(22,517,085)
Janus Investment Fund | 25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
6.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$301,019,673	$350,283,696	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
28 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
30 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 35

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
36 | December 31, 2024

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93016 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Absolute Return Income Opportunities Fund
Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024

	Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 25.2%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$195,649		$197,953
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32ž	233,204		232,760
BAMLL Commercial Mortgage Securities Trust 2015-200P D, 3.5958%, 4/14/33ž,‡	500,000		493,357
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 6.0688%, 12/26/31ž,‡	427,334		429,413
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	457,000		434,580
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9870%, 8/15/39ž,‡	525,000		527,427
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.1007%, 7/16/29ž,‡	400,000		401,505
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	300,000		301,919
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 6.1188%, 10/25/41ž,‡	128,407		128,967
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 11/25/41ž,‡	550,000		553,793
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 12/25/41ž,‡	86,916		86,837
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.4688%, 4/25/42ž,‡	34,419		34,634
Connecticut Avenue Securities Trust 2022-R08 1M1, US 30 Day Average SOFR + 2.5500%, 7.1188%, 7/25/42ž,‡	58,437		59,912
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 6.9601%, 12/25/42ž,‡	254,094		260,242
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.0688%, 4/27/43ž,‡	108,025		109,994
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.8601%, 5/25/43ž,‡	148,709		152,010
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/27/43ž,‡	123,657		124,075
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 2/25/44ž,‡	39,179		39,165
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 6.5101%, 3/25/44ž,‡	804,000		810,204
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 6.2188%, 5/25/44ž,‡	203,137		203,828
Connecticut Avenue Securities Trust 2024-R05 2M2, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/25/44ž,‡	133,361		133,885
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.7650%, 5/11/45‡	664,518	AUD	411,215
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 6.5150%, 5/11/45‡	690,000	AUD	427,050
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	121,250		114,555
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	48,500		43,728
Freddie Mac 5440 WF, US 30 Day Average SOFR + 1.1500%, 5.7188%, 8/25/54‡	498,936		500,861
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.4188%, 11/25/41ž,‡	13,849		13,827
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 6.7188%, 9/25/42ž,‡	52,101		52,547
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.8688%, 8/25/42ž,‡	92,394		94,338
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 3/25/43ž,‡	162,297		164,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 4/27/43ž,‡	44,543		45,214
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 5/25/43ž,‡	93,114		94,153
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 6/25/43ž,‡	266,294		267,267
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024
	Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.4188%, 11/25/43ž,‡	$74,234		$74,673
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.9188%, 2/25/44ž,‡	110,321		110,489
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 6.0188%, 10/25/44ž,‡	385,462		385,886
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 5.8188%, 3/25/44ž,‡	53,083		53,129
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.5340%, 8/25/44ž,‡	255,000		257,007
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	125,000		112,412
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	250,000		246,166
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 5.5254%, 5/25/32‡	366,414	AUD	226,808
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 5.5805%, 9/17/30‡	458,596	AUD	284,019
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7290%, 6/14/32‡	317,123	AUD	196,887
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.0384%, 3/15/41ž,‡	600,000		600,620
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	270,000		272,789
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	229,000		223,047
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	451,009		442,057
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,792		59,645
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	191,602		193,252
The Huntington National Bank 2024-2 C, US 30 Day Average SOFR + 2.6000%, 7.2046%, 10/20/32ž,‡	342,623		343,432
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 7.5189%, 5/17/34ž,‡	330,000	GBP	413,770
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		397,960
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $12,920,837)			12,839,661
Corporate Bonds – 66.9%
Banking – 9.9%
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 6.7539%, 9/16/31‡	200,000	AUD	123,151
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 5.7400%, 8/20/31‡	1,500,000	AUD	933,891
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 6.1060%, 3/6/30‡	130,000	AUD	81,187
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.9677%, 6/17/31‡	1,700,000	AUD	1,057,841
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 6.3466%, 3/1/34‡	290,000	AUD	181,500
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 6.4463%, 11/18/31‡	2,300,000	AUD	1,451,279
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 5.7283%, 6/21/27‡	370,000	AUD	230,440
UBS AG/Stamford CT, 7.5000%, 7/15/25	250,000		253,339
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 6.3000%, 4/3/34‡	1,200,000	AUD	755,043
			5,067,671
Basic Industry – 1.0%
Celanese US Holdings LLC, 6.1650%, 7/15/27	400,000		405,961
Novelis Corp, 3.2500%, 11/15/26ž	104,000		99,060
			505,021
Brokerage – 1.8%
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		253,013
LPL Holdings Inc, 4.6250%, 11/15/27ž	670,000		658,937
			911,950
Capital Goods – 6.4%
Ashtead Capital Inc, 1.5000%, 8/12/26ž	625,000		591,290
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024
	Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Berry Global Inc, 5.8000%, 6/15/31ž	$101,000		$102,803
Boeing Co/The, 2.1960%, 2/4/26	540,000		523,687
Boeing Co/The, 6.2590%, 5/1/27	250,000		255,946
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	497,159
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		958,564
Trinity Industries Inc, 7.7500%, 7/15/28ž	300,000		311,320
			3,240,769
Consumer Cyclical – 9.6%
Allison Transmission Inc, 4.7500%, 10/1/27ž	59,000		57,174
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	520,000		518,266
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		378,537
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		523,539
General Motors Financial Co Inc, 1.5500%, 9/2/25	40,000	AUD	24,167
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	137,742
LKQ Corp, 5.7500%, 6/15/28	600,000		609,695
Royal Caribbean Cruises Ltd, 5.5000%, 8/31/26ž	256,000		255,748
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25ž	966,000		962,202
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		148,473
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,278,715
			4,894,258
Consumer Non-Cyclical – 3.9%
Icon Investments Six DAC, 5.8090%, 5/8/27	265,000		269,488
Solventum Corp, 5.4000%, 3/1/29ž	275,000		275,691
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		672,628
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		780,903
			1,998,710
Electric – 5.1%
Algonquin Power & Utilities Corp, 5.3650%, 6/15/26Ç	165,000		165,796
Calpine Corp, 4.5000%, 2/15/28ž	78,000		74,811
Calpine Corp, 5.1250%, 3/15/28ž	185,000		179,412
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		609,712
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		513,486
Vistra Operations Co LLC, 5.1250%, 5/13/25ž	1,045,000		1,043,836
			2,587,053
Energy – 5.0%
Antero Resources Corp, 8.3750%, 7/15/26ž	600,000		612,750
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		126,763
EQM Midstream Partners LP, 6.5000%, 7/1/27ž	511,000		517,627
Hess Midstream Operations LP, 5.6250%, 2/15/26ž	550,000		548,198
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	383,000		372,527
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		89,880
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		268,789
			2,536,534
Finance Companies – 10.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.5000%, 7/15/25	275,000		276,773
Avanti Finance Ltd, 90 Day Australian Bank Bill Rate + 4.8500%, 9.2661%, 9/14/28‡	400,000	AUD	246,961
Aviation Capital Group LLC, 1.9500%, 1/30/26ž	1,000,000		968,237
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		189,852
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		277,659
Blue Owl Credit Income Corp, 5.5000%, 3/21/25	775,000		775,094
Blue Owl Credit Income Corp, 6.5000%, 10/23/27	728,000	AUD	452,086
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		15,695
Judo Bank Pty Ltd, 90 Day Australian Bank Bill Rate + 3.3500%, 7.7476%, 10/23/34‡	240,000	AUD	151,462
Macquarie Airfinance Holdings Ltd, 8.3750%, 5/1/28ž	135,000		141,503
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29ž	260,000		274,978
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	260,000		253,979
OneMain Finance Corp, 7.1250%, 3/15/26	560,000		570,059
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024
	Principal Amounts		Value
Corporate Bonds – (continued)
Finance Companies – (continued)
OneMain Finance Corp, 3.5000%, 1/15/27	$180,000		$171,698
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	750,000		711,611
			5,477,647
Financial Institutions – 4.5%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	250,000		250,374
GGAM Finance Ltd, 7.7500%, 5/15/26ž	300,000		304,158
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		273,001
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 2.4500%, 6.8677%, 3/17/25‡	610,000	AUD	378,393
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 8.1539%, 3/16/28‡	800,000	AUD	521,317
QIC Finance Shopping Center Fund Pty Ltd, 90 Day Australian Bank Bill Rate + 1.2700%, 5.6176%, 8/15/25‡	880,000	AUD	544,141
			2,271,384
Industrial – 1.3%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	667,741
Insurance – 2.4%
Insurance Australia Group Ltd, 90 Day Australian Bank Bill Rate + 2.3500%, 6.6948%, 6/15/45‡	620,000	AUD	385,900
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 6.7360%, 6/1/37‡	850,000	AUD	537,310
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 7.0860%, 12/1/38‡	500,000	AUD	321,411
			1,244,621
Real Estate Investment Trusts (REITs) – 2.4%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,227,942
Technology – 2.4%
CoStar Group Inc, 2.8000%, 7/15/30ž	158,000		137,971
Gartner Inc, 4.5000%, 7/1/28ž	280,000		272,845
MSCI Inc, 4.0000%, 11/15/29ž	615,000		579,841
SK Hynix Inc, 5.5000%, 1/16/27ž	235,000		236,862
			1,227,519
Transportation – 0.4%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	200,000		199,354
Total Corporate Bonds (cost $35,461,726)			34,058,174
Commercial Paper – 2.5%
Cabot Corp, 0%, 1/2/25±,◊	700,000		699,825
Southern California Edison Co, 0%, 1/2/25±,◊	600,000		599,846
Total Commercial Paper (cost $1,299,724)			1,299,671
Total Investments (total cost $49,682,287) – 94.6%			48,197,506
Cash, Receivables and Other Assets, net of Liabilities – 5.4%			2,730,379
Net Assets – 100%			$50,927,885
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$31,204,971	64.7%
Australia	11,511,900	23.9
United Kingdom	1,756,707	3.7
Germany	1,278,715	2.7
Ireland	869,627	1.8
Israel	672,628	1.4
Switzerland	253,339	0.5
New Zealand	246,961	0.5
South Korea	236,862	0.5
Canada	165,796	0.3
Total	$48,197,506	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Common Stocks - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson AAA CLO
	$1,277,088	$-	$(1,267,851)	$28,071	$(37,308)	$-	-	$13,594

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Japanese Yen	1/6/25	(93,000,000)	$605,038	$13,924
BNP Paribas:
Australian Dollar	1/24/25	(20,174,000)	13,369,915	886,178
HSBC Securities (USA), Inc.:
Australian Dollar	1/24/25	415,000	(268,343)	(11,540)
JPMorgan Chase Bank, National Association:
Australian Dollar	1/24/25	(282,000)	179,520	5,018
British Pound	1/24/25	(1,507,000)	1,949,118	63,187
				68,205
Morgan Stanley & Co. International PLC:
New Zealand Dollar	1/24/25	(375,000)	225,285	15,520
Total				$972,287
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2-Year Canadian Bond	128	3/31/25	$9,358,881	$45,877
Euro-Schatz	92	3/10/25	10,234,393	(37,419)
Total - Futures Long				8,458
Futures Short:
10-Year Canadian Bond	4	3/31/25	(341,223)	(3,049)
2 Year US Treasury Note	43	4/3/25	(8,841,203)	(6,350)
3-Year Australian Bond	11	3/17/25	(722,565)	3,043
5 Year US Treasury Note	16	4/3/25	(1,700,875)	12,813
Total - Futures Short				6,457
Total				$14,915

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.615% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$12,173	$12,173
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	11,286	11,286
NDBB3M	5.44% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	22,190	22,190
NDBB3M	5.51% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	11,385	11,385
NDBB3M	5.12% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	-	23,157	23,157
4.495% Fixed Rate	NDBB3M	Quarterly	5/21/34	273,000	NZD	-	(7,365)	(7,365)
NDBB3M	4.9275% Fixed Rate	Quarterly	5/21/26	1,134,000	NZD	-	12,652	12,652
NDBB3M	3.56% Fixed Rate	Quarterly	10/21/26	1,735,000	NZD	-	534	534
Total						$0	$86,012	$86,012
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$983,827	$-	$983,827
*Futures contracts	-	61,733	$61,733
*Swaps - centrally cleared	-	93,377	$93,377
Total Asset Derivatives	$983,827	$155,110	$1,138,937
Liability Derivatives:
Forward foreign currency exchange contracts	$11,540	$-	$11,540
*Futures contracts	-	46,818	$46,818
*Swaps - centrally cleared	-	7,365	$7,365
Total Liability Derivatives	$11,540	$54,183	$65,723

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Purchased options contracts	$-	$2,123	$2,123
Futures contracts	-	134,935	$134,935
Forward foreign currency exchange contracts	(268,840)	-	$(268,840)
Swap contracts	-	(11,671)	$(11,671)
Total	$(268,840)	$125,387	$(143,453)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(7,144)	$(7,144)
Forward foreign currency exchange contracts	1,350,605	-	$1,350,605
Swap contracts	-	51,441	$51,441
Total	$1,350,605	$44,297	$1,394,902
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$1,190,024
Average amounts sold - in USD	16,738,303
Futures contracts:
Average notional amount of contracts - long	19,000,632
Average notional amount of contracts - short	13,743,698
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	13,405,500
Average notional amount - receive fixed rate/pay floating rate	8,232,943

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$13,924	$—	$—	$13,924
BNP Paribas	886,178	—	—	886,178
JPMorgan Chase Bank, National Association	68,205	—	—	68,205
Morgan Stanley & Co. International PLC	15,520	—	—	15,520
Total	$983,827	$—	$—	$983,827

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
HSBC Securities (USA), Inc.	$11,540	$—	$—	$11,540

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $23,754,782, which represents 46.6% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2024 is $1,299,671, which represents 2.5% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$12,839,661	$-
Corporate Bonds	-	34,058,174	-
Commercial Paper	-	1,299,671	-
Total Investments in Securities	$-	$48,197,506	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	983,827	-
Futures Contracts	61,733	-	-
Centrally Cleared Swaps	-	93,377	-
Total Assets	$61,733	$49,274,710	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$11,540	$-
Futures Contracts	46,818	-	-
Centrally Cleared Swaps	-	7,365	-
Total Liabilities	$46,818	$18,905	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 9

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Investments, at value (cost $49,682,287)	$48,197,506
Cash	233,018
Deposits with brokers for centrally cleared derivatives	20,203
Deposits with brokers for futures	290,000
Forward foreign currency exchange contracts	983,827
Cash denominated in foreign currency (cost $1,035,476)	1,035,476
Variation margin receivable on futures contracts	7,515
Trustees' deferred compensation	1,407
Receivables:
Interest	419,960
Due from adviser	31,454
Fund shares sold	6,285
Other assets	19,028
Total Assets	51,245,679
Liabilities:
Forward foreign currency exchange contracts	11,540
Variation margin payable on futures contracts	2,002
Variation margin payable on centrally cleared swaps	784
Payables:
Professional fees	79,061
Fund shares repurchased	49,307
Advisory fees	29,135
Dividends	12,579
Transfer agent fees and expenses	8,253
Investments purchased	4,957
12b-1 Distribution and shareholder servicing fees	4,482
Custodian fees	1,501
Trustees' deferred compensation fees	1,407
Affiliated fund administration fees payable	110
Trustees' fees and expenses	86
Accrued expenses and other payables	112,590
Total Liabilities	317,794
Commitments and contingent liabilities (Note 4)
Net Assets	$50,927,885
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$231,596,152
Total distributable earnings (loss)	(180,668,267)
Total Net Assets	$50,927,885
Net Assets - Class A Shares	$8,269,543
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	922,683
Net Asset Value Per Share(1)	$8.96
Maximum Offering Price Per Share(2)	$9.41
Net Assets - Class C Shares	$2,755,892
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	307,749
Net Asset Value Per Share(1)	$8.95
Net Assets - Class D Shares	$17,222,087
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,921,049
Net Asset Value Per Share	$8.96
Net Assets - Class I Shares	$14,977,090
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,671,606
Net Asset Value Per Share	$8.96
Net Assets - Class N Shares	$491,908
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,901
Net Asset Value Per Share	$8.96
Net Assets - Class R Shares	$357,744
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,891
Net Asset Value Per Share	$8.97
Net Assets - Class S Shares	$366,215
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,838
Net Asset Value Per Share	$8.97
Net Assets - Class T Shares	$6,487,406
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	724,410
Net Asset Value Per Share	$8.96

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$1,453,164
Dividends from affiliates	13,594
Other income	19,179
Total Investment Income	1,485,937
Expenses:
Advisory fees	169,195
12b-1 Distribution and shareholder servicing fees:
Class A Shares	10,521
Class C Shares	14,683
Class R Shares	918
Class S Shares	420
Transfer agent administrative fees and expenses:
Class D Shares	9,608
Class R Shares	459
Class S Shares	421
Class T Shares	8,015
Transfer agent networking and omnibus fees:
Class A Shares	3,169
Class C Shares	1,052
Class I Shares	7,932
Other transfer agent fees and expenses:
Class A Shares	291
Class C Shares	95
Class D Shares	1,614
Class I Shares	380
Class N Shares	19
Class R Shares	6
Class S Shares	5
Class T Shares	105
Registration fees	54,293
Non-affiliated fund administration fees	43,788
Professional fees	39,097
Custodian fees	4,905
Shareholder reports expense	3,815
Affiliated fund administration fees	1,018
Trustees' fees and expenses	480
Other expenses	32,568
Total Expenses	408,872
Less: Excess Expense Reimbursement and Waivers	(186,076)
Net Expenses	222,796
Net Investment Income/(Loss)	1,263,141
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(222,317)
Investments in affiliates	28,071
Purchased options contracts	2,123
Forward foreign currency exchange contracts	(268,840)
Futures contracts	134,935
Swap contracts	(11,671)
Total Net Realized Gain/(Loss) on Investments	(337,699)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(451,043)
Investments in affiliates	(37,308)
Forward foreign currency exchange contracts	1,350,605
Futures contracts	(7,144)
Swap contracts	51,441
Total Change in Unrealized Net Appreciation/Depreciation	906,551
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,831,993
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Absolute Return Income Opportunities Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$1,263,141	$2,360,049
Net realized gain/(loss) on investments	(337,699)	(965,388)
Change in unrealized net appreciation/depreciation	906,551	2,010,304
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,831,993	3,404,965
Dividends and Distributions to Shareholders:
Class A Shares	(191,824)	(365,026)
Class C Shares	(58,198)	(128,655)
Class D Shares	(415,699)	(780,757)
Class I Shares	(367,889)	(734,973)
Class N Shares	(12,475)	(28,045)
Class R Shares	(7,583)	(15,103)
Class S Shares	(7,366)	(13,493)
Class T Shares	(148,903)	(266,008)
Net Decrease from Dividends and Distributions to Shareholders	(1,209,937)	(2,332,060)
Capital Share Transactions:
Class A Shares	(301,107)	(802,082)
Class C Shares	(593,984)	(1,027,048)
Class D Shares	(940,971)	(296,888)
Class I Shares	(413,626)	(4,039,858)
Class N Shares	(58,478)	(231,751)
Class R Shares	(11,842)	(71,516)
Class S Shares	46,706	(9,347)
Class T Shares	174,615	(245,891)
Net Increase/(Decrease) from Capital Share Transactions	(2,098,687)	(6,724,381)
Net Increase/(Decrease) in Net Assets	(1,476,631)	(5,651,476)
Net Assets:
Beginning of period	52,404,516	58,055,992
End of period	$50,927,885	$52,404,516
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.56	$9.02	$9.01	$8.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.37	0.23	0.09	0.10	0.17
Net realized and unrealized gain/(loss)	0.09	0.17	0.14	(0.44)	0.02	0.15
Total from Investment Operations	0.31	0.54	0.37	(0.35)	0.12	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.37)	(0.24)	(0.11)	(0.11)	(0.24)
Total Dividends and Distributions	(0.21)	(0.37)	(0.24)	(0.11)	(0.11)	(0.24)
Net Asset Value, End of Period	$8.96	$8.86	$8.69	$8.56	$9.02	$9.01
Total Return*	3.48%	6.28%	4.39%	(3.86)%	1.38%	3.64%
Net Assets, End of Period (in thousands)	$8,270	$8,471	$9,102	$9,312	$15,300	$16,158
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.63%	1.51%	1.35%	1.26%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.95%	0.96%	0.95%	0.95%	0.98%
Ratio of Net Investment Income/(Loss)	4.78%	4.21%	2.68%	1.06%	1.16%	1.87%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.85	$8.68	$8.56	$9.01	$9.01	$8.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.30	0.16	0.03	0.04	0.10
Net realized and unrealized gain/(loss)	0.09	0.17	0.14	(0.43)	0.01	0.17
Total from Investment Operations	0.27	0.47	0.30	(0.40)	0.05	0.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.30)	(0.18)	(0.05)	(0.05)	(0.18)
Total Dividends and Distributions	(0.17)	(0.30)	(0.18)	(0.05)	(0.05)	(0.18)
Net Asset Value, End of Period	$8.95	$8.85	$8.68	$8.56	$9.01	$9.01
Total Return*	3.11%	5.50%	3.55%	(4.48)%	0.56%	3.03%
Net Assets, End of Period (in thousands)	$2,756	$3,312	$4,264	$7,870	$8,407	$14,388
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.44%	2.41%	2.19%	2.12%	1.96%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.69%	1.64%	1.70%	1.64%	1.68%
Ratio of Net Investment Income/(Loss)	4.09%	3.45%	1.89%	0.32%	0.48%	1.12%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.57	$9.02	$9.01	$8.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.39	0.25	0.11	0.12	0.16
Net realized and unrealized gain/(loss)	0.10	0.16	0.13	(0.43)	0.02	0.17
Total from Investment Operations	0.32	0.55	0.38	(0.32)	0.14	0.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.38)	(0.26)	(0.13)	(0.13)	(0.26)
Total Dividends and Distributions	(0.22)	(0.38)	(0.26)	(0.13)	(0.13)	(0.26)
Net Asset Value, End of Period	$8.96	$8.86	$8.69	$8.57	$9.02	$9.01
Total Return*	3.58%	6.48%	4.47%	(3.57)%	1.57%	3.69%
Net Assets, End of Period (in thousands)	$17,222	$17,952	$17,901	$16,350	$15,929	$19,646
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46%	1.47%	1.33%	1.17%	1.09%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.77%	0.77%	0.77%	0.80%
Ratio of Net Investment Income/(Loss)	4.97%	4.41%	2.89%	1.25%	1.34%	1.84%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.85	$8.68	$8.56	$9.00	$9.00	$8.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.39	0.25	0.12	0.13	0.19
Net realized and unrealized gain/(loss)	0.10	0.16	0.13	(0.42)	0.01	0.15
Total from Investment Operations	0.33	0.55	0.38	(0.30)	0.14	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.38)	(0.26)	(0.14)	(0.14)	(0.26)
Total Dividends and Distributions	(0.22)	(0.38)	(0.26)	(0.14)	(0.14)	(0.26)
Net Asset Value, End of Period	$8.96	$8.85	$8.68	$8.56	$9.00	$9.00
Total Return*	3.71%	6.51%	4.51%	(3.42)%	1.51%	3.88%
Net Assets, End of Period (in thousands)	$14,977	$15,208	$18,919	$27,937	$33,808	$36,831
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.42%	1.39%	1.25%	1.09%	1.01%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.73%	0.73%	0.71%	0.71%	0.73%
Ratio of Net Investment Income/(Loss)	5.00%	4.41%	2.85%	1.30%	1.40%	2.09%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.85	$8.69	$8.56	$9.01	$9.01	$8.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.40	0.26	0.12	0.13	0.19
Net realized and unrealized gain/(loss)	0.10	0.15	0.14	(0.43)	0.01	0.16
Total from Investment Operations	0.33	0.55	0.40	(0.31)	0.14	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.39)	(0.27)	(0.14)	(0.14)	(0.27)
Total Dividends and Distributions	(0.22)	(0.39)	(0.27)	(0.14)	(0.14)	(0.27)
Net Asset Value, End of Period	$8.96	$8.85	$8.69	$8.56	$9.01	$9.01
Total Return*	3.76%	6.49%	4.73%	(3.50)%	1.58%	3.94%
Net Assets, End of Period (in thousands)	$492	$544	$761	$604	$1,803	$2,534
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.89%	1.74%	1.64%	1.30%	1.06%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.63%	0.64%	0.64%	0.64%	0.67%
Ratio of Net Investment Income/(Loss)	5.11%	4.49%	3.03%	1.35%	1.47%	2.10%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.57	$9.02	$9.02	$8.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.33	0.19	0.06	0.07	0.13
Net realized and unrealized gain/(loss)	0.10	0.17	0.13	(0.43)	— (2)	0.15
Total from Investment Operations	0.30	0.50	0.32	(0.37)	0.07	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.33)	(0.20)	(0.08)	(0.07)	(0.20)
Total Dividends and Distributions	(0.19)	(0.33)	(0.20)	(0.08)	(0.07)	(0.20)
Net Asset Value, End of Period	$8.97	$8.86	$8.69	$8.57	$9.02	$9.02
Total Return*	3.37%	5.83%	3.82%	(4.15)%	0.83%	3.17%
Net Assets, End of Period (in thousands)	$358	$365	$429	$474	$516	$654
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.88%	2.76%	2.58%	2.33%	2.20%	2.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.37%	1.39%	1.37%	1.39%	1.42%
Ratio of Net Investment Income/(Loss)	4.36%	3.77%	2.24%	0.65%	0.73%	1.40%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.57	$9.02	$9.02	$8.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.35	0.23	0.08	0.09	0.15
Net realized and unrealized gain/(loss)	0.11	0.17	0.12	(0.43)	0.01	0.15
Total from Investment Operations	0.31	0.52	0.35	(0.35)	0.10	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.35)	(0.23)	(0.10)	(0.10)	(0.22)
Total Dividends and Distributions	(0.20)	(0.35)	(0.23)	(0.10)	(0.10)	(0.22)
Net Asset Value, End of Period	$8.97	$8.86	$8.69	$8.57	$9.02	$9.02
Total Return*	3.50%	6.09%	4.08%	(3.93)%	1.08%	3.44%
Net Assets, End of Period (in thousands)	$366	$316	$318	$178	$230	$153
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.71%	2.66%	2.73%	3.10%	3.07%	3.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	1.12%	1.14%	1.14%	1.14%	1.16%
Ratio of Net Investment Income/(Loss)	4.55%	4.02%	2.63%	0.88%	0.96%	1.62%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.85	$8.68	$8.56	$9.01	$9.01	$8.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.38	0.24	0.10	0.11	0.17
Net realized and unrealized gain/(loss)	0.10	0.16	0.13	(0.43)	0.01	0.17
Total from Investment Operations	0.32	0.54	0.37	(0.33)	0.12	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.37)	(0.25)	(0.12)	(0.12)	(0.25)
Total Dividends and Distributions	(0.21)	(0.37)	(0.25)	(0.12)	(0.12)	(0.25)
Net Asset Value, End of Period	$8.96	$8.85	$8.68	$8.56	$9.01	$9.01
Total Return*	3.65%	6.37%	4.37%	(3.68)%	1.36%	3.82%
Net Assets, End of Period (in thousands)	$6,487	$6,237	$6,361	$7,763	$11,109	$15,003
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.57%	1.44%	1.29%	1.20%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.86%	0.87%	0.87%	0.86%	0.91%
Ratio of Net Investment Income/(Loss)	4.86%	4.30%	2.73%	1.14%	1.25%	1.92%
Portfolio Turnover Rate	31%	61%	56%	69%	47%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 23

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
24 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 25

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
26 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the
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option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.
There were no purchased options held at December 31, 2024.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively,
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
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• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of the Adviser. In this capacity, employees of Kapstream are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
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Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended December 31, 2024, the Adviser waived $260 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson
AAA CLO ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $356.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $50.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(80,289,788)	$(99,351,509)	$(179,641,297)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$49,714,643	$177,573	$(1,694,710)	$(1,517,137)
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$1,138,937	$(65,723)	$1,073,214
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	65,716	$587,328	90,204	$790,225
Reinvested dividends and distributions	17,522	156,747	33,868	297,835
Shares repurchased	(117,150)	(1,045,182)	(215,389)	(1,890,142)
Net Increase/(Decrease)	(33,912)	$(301,107)	(91,317)	$(802,082)
Class C Shares:
Shares sold	1,219	$10,901	13,084	$114,329
Reinvested dividends and distributions	6,511	58,191	14,644	128,652
Shares repurchased	(74,303)	(663,076)	(144,740)	(1,270,029)
Net Increase/(Decrease)	(66,573)	$(593,984)	(117,012)	$(1,027,048)
Class D Shares:
Shares sold	274,950	$2,457,786	420,582	$3,686,493
Reinvested dividends and distributions	42,655	381,648	83,875	737,799
Shares repurchased	(423,399)	(3,780,405)	(538,106)	(4,721,180)
Net Increase/(Decrease)	(105,794)	$(940,971)	(33,649)	$(296,888)
Class I Shares:
Shares sold	80,122	$714,618	209,645	$1,834,495
Reinvested dividends and distributions	40,062	358,258	81,603	717,105
Shares repurchased	(166,532)	(1,486,502)	(752,083)	(6,591,458)
Net Increase/(Decrease)	(46,348)	$(413,626)	(460,835)	$(4,039,858)
Class N Shares:
Shares sold	6,843	$61,152	21,275	$187,252
Reinvested dividends and distributions	1,395	12,475	3,190	28,036
Shares repurchased	(14,780)	(132,105)	(50,672)	(447,039)
Net Increase/(Decrease)	(6,542)	$(58,478)	(26,207)	$(231,751)
Class R Shares:
Shares sold	2,023	$18,056	2,411	$21,278
Reinvested dividends and distributions	847	7,583	1,717	15,103
Shares repurchased	(4,196)	(37,481)	(12,252)	(107,897)
Net Increase/(Decrease)	(1,326)	$(11,842)	(8,124)	$(71,516)
Class S Shares:
Shares sold	6,665	$59,604	12,385	$108,382
Reinvested dividends and distributions	823	7,366	1,533	13,493
Shares repurchased	(2,269)	(20,264)	(14,931)	(131,222)
Net Increase/(Decrease)	5,219	$46,706	(1,013)	$(9,347)
Class T Shares:
Shares sold	55,150	$492,521	77,518	$677,484
Reinvested dividends and distributions	16,522	147,699	30,015	263,753
Shares repurchased	(52,175)	(465,605)	(135,559)	(1,187,128)
Net Increase/(Decrease)	19,497	$174,615	(28,026)	$(245,891)
7.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$15,036,993	$18,422,197	$-	$-
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Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 41

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 43

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 45

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
46 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 47

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
48 | December 31, 2024

Janus Henderson Absolute Return Income Opportunities Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93024 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Developed World Bond Fund
Janus Investment Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 1.5%
Cairn CLO BV 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.8950%, 4/15/39ž,‡	2,750,000	EUR	$2,848,177
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	5,525,772	GBP	6,781,752
Voya Euro CLO 8A A, EURIBOR 3 Month + 1.2800%, 4.0650%, 1/17/39ž,‡	2,750,000	EUR	2,848,177
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $14,643,173)			12,478,106
Bank Loans and Mezzanine Loans – 5.2%
Capital Goods – 0.4%
Quimper AB, EURIBOR 3 Month + 3.7500%, 7.0760%, 3/15/30‡	1,530,000	EUR	1,588,362
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 7.7639%, 2/28/31‡	$1,800,000		1,802,430
			3,390,792
Communications – 0.4%
Speedster Bidco GmbH, EURIBOR 3 Month + 3.7500%, 6.7730%, 10/17/31‡	3,260,000	EUR	3,385,669
Consumer Cyclical – 1.2%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/10/31‡	1,549,955		1,552,280
Froneri Lux Finco Sarl, EURIBOR 3 Month + 2.5000%, 5.5560%, 9/30/31‡	4,520,000	EUR	4,673,361
Peer Holding III BV, EURIBOR 3 Month + 3.2500%, 6.5950%, 11/14/31‡	1,390,000	EUR	1,445,915
Speedster Bidco GmbH, CME Term SOFR 1 Month + 3.5000%, 7.9520%, 10/17/31‡	1,800,000		1,803,006
			9,474,562
Consumer Non-Cyclical – 0.3%
Champ Acquisition Corp, CME Term SOFR 1 Month + 4.5000%, 9.0877%, 11/25/31‡	1,220,000		1,227,112
Dechra Pharmaceuticals Holdings Ltd, EURIBOR 1 Month + 3.5000%, 6.5450%, 12/4/31‡	1,490,000	EUR	1,545,123
			2,772,235
Diversified Financial Services – 0.8%
Belron UK Finance PLC, EURIBOR 3 Month + 3.0000%, 6.4310%, 10/16/31‡	3,300,000	EUR	3,427,758
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.3288%, 9/30/31‡	3,099,902		3,104,552
			6,532,310
Financial Institutions – 0.2%
Mermaid Bidco Inc, EURIBOR 3 Month + 3.7500%, 6.8350%, 7/3/31‡	1,100,000	EUR	1,144,261
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.8043%, 7/3/31‡	825,000		828,613
			1,972,874
Technology – 1.9%
Boost Newco Borrower LLC, CME Term SOFR 3 Month + 2.5000%, 7.0711%, 1/31/31‡	1,670,000		1,676,613
Boxer Parent Co Inc, CME Term SOFR 3 Month + 3.7500%, 8.2639%, 7/30/31‡	2,100,000		2,115,519
Claudius Finance Sarl, EURIBOR 1 Month + 3.5000%, 6.6790%, 7/10/28‡	3,500,000	EUR	3,627,019
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 7.8867%, 10/9/31‡	3,600,000		3,593,808
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 3.2500%, 7.8721%, 10/28/30‡	937,000		942,416
UKG Inc, CME Term SOFR 3 Month + 3.0000%, 7.6172%, 2/10/31‡	3,586,000		3,608,735
			15,564,110
Total Bank Loans and Mezzanine Loans (cost $44,060,098)			43,092,552
Corporate Bonds – 69.9%
Banking – 14.3%
AIB Group PLC, EUR SWAP ANNUAL 5 YR + 6.6290%, 6.2500%‡,μ	1,570,000	EUR	1,639,879
Bank of America Corp, SOFR + 1.6500%, 5.4680%, 1/23/35‡	4,400,000		4,404,813
Barclays PLC, SONIA Interest Rate Benchmark + 2.0610%, 5.8510%, 3/21/35‡	650,000	GBP	817,242
Cooperatieve Rabobank UA, EURIBOR 3 Month + 0.5200%, 0.3750%, 12/1/27‡	3,900,000	EUR	3,848,274
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	3,304,000		2,967,605
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,233,492
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	3,600,000	EUR	3,818,596
Deutsche Bank AG / New York, 5.4140%, 5/10/29	1,817,000		1,843,991
Goldman Sachs Group Inc, SOFR + 1.4200%, 5.0160%, 10/23/35‡	9,127,000		8,734,736
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	6,400,000	EUR	6,173,276
ING Groep NV, EUR SWAP ANNUAL 5 YR + 1.7800%, 4.2500%, 8/27/35‡	400,000	EUR	421,601
JPMorgan Chase & Co, SOFR + 1.3400%, 4.9460%, 10/22/35‡	10,082,000		9,714,233
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	$1,326,882
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	2,268,000	GBP	2,907,725
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	8,970,189
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	$1,564,000		1,568,298
Morgan Stanley, SOFR + 1.1000%, 4.6540%, 10/18/30‡	6,100,000		5,969,270
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000		6,095,451
Nationwide Building Society, ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	4,920,000	GBP	6,294,972
Nationwide Building Society, 10.2500%‡,μ	8,500	GBP	1,383,135
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	10,380,000		10,595,683
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,676,347
Nordea Bank Abp, US Treasury Yield Curve Rate 5 Year + 4.1100%, 6.6250%‡,μ	2,040,000		2,046,165
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	5,300,000		5,376,565
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	6,870,000	EUR	7,430,052
UBS Group AG, 5.9590%, 1/12/34ž	2,496,000		2,551,832
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,370,798
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	5,850,000		5,825,138
			118,006,240
Basic Industry – 0.9%
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,590,605
Smurfit Kappa Treasury ULC, 3.4540%, 11/27/32ž	890,000	EUR	937,020
Smurfit Kappa Treasury ULC, 5.4380%, 4/3/34ž	2,250,000		2,245,997
Smurfit Kappa Treasury ULC, 3.8070%, 11/27/36ž	810,000	EUR	852,265
Verde Purchaser LLC, 10.5000%, 11/30/30ž	778,000		837,890
			7,463,777
Brokerage – 2.2%
Intercontinental Exchange Inc, 1.8500%, 9/15/32#	6,267,000		4,958,860
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	5,331,000		5,281,375
LPL Holdings Inc, 6.0000%, 5/20/34	2,620,000		2,667,542
LSEG Netherlands BV, 2.7500%, 9/20/27	2,130,000	EUR	2,203,858
Nasdaq Inc, 5.3500%, 6/28/28	1,240,000		1,257,385
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,216,343
Nasdaq Inc, 5.5500%, 2/15/34	854,000		861,490
			18,446,853
Capital Goods – 1.8%
Berry Global Inc, 5.6500%, 1/15/34ž	2,466,000		2,473,061
Nexans SA, 4.2500%, 3/11/30	3,100,000	EUR	3,282,986
TransDigm Inc, 6.3750%, 3/1/29ž	4,380,000		4,389,731
TransDigm Inc, 6.8750%, 12/15/30ž	2,101,000		2,132,252
Verallia SA, 3.8750%, 11/4/32	2,300,000	EUR	2,371,215
			14,649,245
Communications – 11.1%
American Tower Corp, 3.6000%, 1/15/28#	5,180,000		4,980,176
AppLovin Corp, 5.5000%, 12/1/34	2,349,000		2,331,496
AT&T Inc, 4.5000%, 5/15/35	3,800,000		3,514,524
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,600,000		2,676,184
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	4,300,000		4,398,501
Crown Castle Inc, 5.1000%, 5/1/33	1,810,000		1,762,811
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,914,858
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,788,287
Deutsche Telekom AG, 3.2500%, 6/4/35	2,320,000	EUR	2,405,907
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,802,877
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Iliad SA, 5.3750%, 2/15/29	4,700,000	EUR	$5,142,263
Iliad SA, 5.3750%, 5/2/31	4,200,000	EUR	4,649,164
Koninklijke KPN NV, 3.8750%, 2/16/36	2,300,000	EUR	2,433,372
Lorca Telecom Bondco SA, 5.7500%, 4/30/29	4,448,000	EUR	4,839,831
Meta Platforms Inc, 4.7500%, 8/15/34	$3,173,000		3,088,690
Netflix Inc, 5.8750%, 11/15/28	7,246,000		7,508,577
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,419,678
Netflix Inc, 3.6250%, 6/15/30	5,348,000	EUR	5,703,821
Netflix Inc, 4.8750%, 6/15/30ž	2,087,000		2,077,716
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,013,668
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,328,853
Orange SA, 3.2500%, 1/17/35	2,600,000	EUR	2,675,709
Pearson Funding PLC, 5.3750%, 9/12/34	1,830,000	GBP	2,228,110
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,630,751
T-Mobile USA Inc, 3.8750%, 4/15/30	4,948,000		4,656,006
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32ž	2,050,000	GBP	2,563,366
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30	2,500,000	GBP	2,676,694
Vodafone International Financing DAC, 3.3750%, 8/1/33	1,580,000	EUR	1,645,391
			91,857,281
Consumer Cyclical – 11.0%
1011778 BC ULC / New Red Finance Inc, 5.6250%, 9/15/29ž	1,468,000		1,446,012
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	3,566,000		3,189,209
Belron UK Finance PLC, 4.6250%, 10/15/29	3,600,000	EUR	3,818,007
Belron UK Finance PLC, 4.6250%, 10/15/29ž	2,010,000	EUR	2,131,720
Belron UK Finance PLC, 5.7500%, 10/15/29ž	1,069,000		1,057,999
Booking Holdings Inc, 4.5000%, 11/15/31	3,920,000	EUR	4,368,847
Booking Holdings Inc, 3.6250%, 3/1/32	5,934,000	EUR	6,295,867
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	5,730,543
Experian Finance PLC, 4.2500%, 2/1/29ž	4,777,000		4,641,697
Experian Finance PLC, 2.7500%, 3/8/30ž	6,041,000		5,413,423
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	933,848
Levi Strauss & Co, 3.5000%, 3/1/31ž	8,000,000		6,996,844
Service Corp International/US, 4.6250%, 12/15/27	5,282,000		5,139,679
Service Corp International/US, 5.1250%, 6/1/29	825,000		798,175
Service Corp International/US, 3.3750%, 8/15/30	11,321,000		9,905,894
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,016,741
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,680,011
Techem Verwaltungsgellschaft 675 mbh, 5.3750%, 7/15/29ž	2,990,000	EUR	3,204,388
Verisure Holding AB, 5.5000%, 5/15/30	6,469,000	EUR	6,954,277
Walmart Inc, 4.8750%, 9/21/29	6,785,000	EUR	7,735,433
Yum! Brands Inc, 5.3750%, 4/1/32	3,325,000		3,220,144
			90,678,758
Consumer Non-Cyclical – 12.3%
Anheuser-Busch InBev SA/NV, 3.4500%, 9/22/31	1,240,000	EUR	1,317,552
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	1,480,000	AUD	903,703
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	2,680,000		2,512,642
Avantor Funding Inc, 3.8750%, 7/15/28	6,955,000	EUR	7,167,065
Bacardi Ltd, 4.7000%, 5/15/28ž	2,282,000		2,250,043
Champ Acquisition Corp, 8.3750%, 12/1/31ž	162,000		165,253
Coty Inc, 4.5000%, 5/15/27	3,250,000	EUR	3,439,406
Elanco Animal Health Inc, 6.6500%, 8/28/28	690,000		699,552
Haleon UK Capital PLC, 4.6250%, 9/18/33	1,160,000	GBP	1,393,883
HCA Inc, 4.1250%, 6/15/29	3,673,000		3,503,350
HCA Inc, 3.6250%, 3/15/32	2,847,000		2,509,262
HCA Inc, 5.5000%, 6/1/33	1,573,000		1,556,187
IQVIA Inc, 5.0000%, 5/15/27ž	5,207,000		5,109,223
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		849,653
Keurig Dr Pepper Inc, 4.0500%, 4/15/32	2,927,000		2,738,562
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	1,922,290
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Molson Coors Beverage Co, 3.8000%, 6/15/32	3,180,000	EUR	$3,370,102
Mondelez International Inc, 4.7500%, 8/28/34#	$2,394,000		2,290,548
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,659,435
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	9,753,151
Novartis Finance SA, 0%, 9/23/28Ç	10,000,000	EUR	9,388,456
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	2,894,000		2,718,869
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	931,000		836,792
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	4,677,338
Post Holdings Inc, 6.3750%, 3/1/33ž	1,540,000		1,507,448
Solventum Corp, 5.4500%, 2/25/27ž	4,498,000		4,540,503
Solventum Corp, 5.4000%, 3/1/29ž	4,060,000		4,070,205
Stryker Corp, 3.3750%, 9/11/32	120,000	EUR	125,796
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	2,754,213
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,563,271
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	1,740,000	GBP	2,083,134
Tesco PLC, 6.1500%, 11/15/37ž	903,000		904,267
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	1,665,000		1,700,057
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29#	2,610,000		2,548,717
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,912,906
			101,442,834
Government Sponsored – 1.9%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	7,210,802
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,202,740
			15,413,542
Insurance – 2.8%
Aon North America Inc, 5.1500%, 3/1/29	1,108,000		1,111,293
Aon North America Inc, 5.4500%, 3/1/34	3,340,000		3,334,179
Arthur J Gallagher & Co, 5.0000%, 2/15/32	1,390,000		1,371,895
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,326,000		2,267,745
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	2,926,539
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,383,248
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	1,935,051
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	4,559,129
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	2,480,000		2,520,173
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	789,353
			23,198,605
Real Estate Investment Trusts (REITs) – 0.2%
Hammerson PLC, 5.8750%, 10/8/36	1,506,000	GBP	1,808,308
Technology – 11.4%
Accenture Capital Inc, 4.2500%, 10/4/31	2,383,000		2,289,895
Accenture Capital Inc, 4.5000%, 10/4/34	2,041,000		1,939,600
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	5,949,124
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,695,529
Atlassian Corp, 5.5000%, 5/15/34	3,374,000		3,388,754
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, 8.5000%, 1/15/31	946,000	GBP	1,265,959
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,254,645
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		777,120
Experian Finance PLC, 3.3750%, 10/10/34	2,900,000	EUR	2,997,825
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,696,705
Gartner Inc, 3.7500%, 10/1/30ž	4,237,000		3,868,025
Intel Corp, 4.0000%, 8/5/29	2,757,000		2,626,220
Iron Mountain Inc, 5.2500%, 7/15/30ž	2,071,000		1,976,893
Iron Mountain Inc, 4.5000%, 2/15/31ž	1,100,000		1,005,631
Iron Mountain Inc, 6.2500%, 1/15/33ž	1,839,000		1,831,656
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Microsoft Corp, 2.5250%, 6/1/50	$14,991,000		$9,225,427
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,910,175
MSCI Inc, 3.6250%, 9/1/30ž	2,483,000		2,260,349
NVIDIA Corp, 2.0000%, 6/15/31	1,849,000		1,570,916
Oracle Corp, 2.9500%, 4/1/30	5,186,000		4,681,462
Oracle Corp, 2.8750%, 3/25/31	3,696,000		3,252,255
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,407,786
RELX Finance BV, 3.3750%, 3/20/33	1,830,000	EUR	1,902,246
Sage Group PLC/The, 2.8750%, 2/8/34	3,665,000	GBP	3,755,365
Salesforce.com Inc, 3.7000%, 4/11/28	1,372,000		1,336,065
Salesforce.com Inc, 1.9500%, 7/15/31	5,746,000		4,822,498
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,157,230
VMware Inc, 3.9000%, 8/21/27	2,682,000		2,621,319
VMware Inc, 4.7000%, 5/15/30	6,013,000		5,882,960
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,045,690
Workday Inc, 3.8000%, 4/1/32	5,600,000		5,096,046
			94,491,370
Total Corporate Bonds (cost $611,939,806)			577,456,813
Foreign Government Bonds – 14.3%
Australia Government Bond, 1.7500%, 6/21/51	6,711,000	AUD	2,233,650
European Union, 3.0000%, 12/4/34	10,912,978	EUR	11,392,004
Federal Republic of Germany Bond, 0%, 8/15/50	9,626,615	EUR	5,236,380
Federal Republic of Germany Bond, 1.8000%, 8/15/53	7,292,122	EUR	6,363,989
Japan Government Five Year Bond, 0.0050%, 6/20/27	1,113,300,000	JPY	6,977,071
Kingdom of Sweden Government Bond, 0.7500%, 11/12/29	64,165,000	SEK	5,427,210
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	443,855,000	SEK	35,161,228
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28ž	4,829,487	EUR	4,757,333
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32ž	15,857,092	EUR	14,229,549
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	10,847,619
New Zealand Government Bond, 1.5000%, 5/15/31	14,454,000	NZD	6,918,389
New Zealand Government Bond, 3.5000%, 4/14/33	15,961,000	NZD	8,405,737
Total Foreign Government Bonds (cost $134,331,198)			117,950,159
Mortgage-Backed Securities – 7.3%
Fannie Mae Pool:
CB4672, 4.5000%, 9/1/52	1,942,144		1,847,434
FS8341, 5.0000%, 9/1/53	16,666,451		16,128,475
DA1671, 5.0000%, 10/1/53	2,518,980		2,446,487
CB8129, 5.0000%, 3/1/54	6,043,576		5,849,331
CB8132, 5.0000%, 3/1/54	1,495,705		1,453,554
CB8671, 5.0000%, 6/1/54	930,364		900,337
FS9408, 5.5000%, 10/1/54	8,889,970		8,814,213
FS9509, 5.5000%, 11/1/54	6,563,865		6,549,686
			43,989,517
Freddie Mac Pool:
RJ1763, 5.0000%, 6/1/54	4,247,100		4,110,595
RJ2663, 5.0000%, 10/1/54	10,052,794		9,728,347
RJ2155, 5.0000%, 10/1/54	2,384,261		2,307,629
			16,146,571
Total Mortgage-Backed Securities (cost $60,653,816)			60,136,088
Investment Companies – 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $17,963,601)	17,960,009		17,963,601
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	3,052,012		3,052,012
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$763,003	$763,003
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,815,015)		3,815,015
Total Investments (total cost $887,406,707) – 100.8%		832,892,334
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(6,507,327)
Net Assets – 100%		$826,385,007

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$430,545,117	51.7%
United Kingdom	121,142,321	14.5
Sweden	49,131,077	5.9
Germany	47,435,575	5.7
Netherlands	45,739,168	5.5
New Zealand	26,171,745	3.1
France	23,450,190	2.8
Switzerland	22,663,428	2.7
Supranational	17,088,358	2.1
Ireland	8,238,527	1.0
Japan	6,977,071	0.8
Luxembourg	6,731,571	0.8
Spain	4,839,831	0.6
Belgium	4,733,897	0.6
Canada	4,635,221	0.6
Israel	4,248,774	0.5
Austria	2,590,605	0.3
Bermuda	2,250,043	0.3
Australia	2,233,650	0.3
Finland	2,046,165	0.2
Total	$832,892,334	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$36,078,390	$311,586,266	$(329,699,340)	$(1,715)	$-	$17,963,601	17,960,009	$521,372
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	98,874	14,679,874	(11,726,736)	-	-	3,052,012	3,052,012	2,162 ∆
Total Affiliated Investments - 2.5%
	$36,177,264	$326,266,140	$(341,426,076)	$(1,715)	$-	$21,015,613	21,012,021	$523,534
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/28/25	25,637,489	$(16,873,979)	$(1,009,405)
Australian Dollar	1/28/25	(38,560,196)	25,144,539	1,283,343
Australian Dollar	2/26/25	36,925,686	(23,944,046)	(1,093,224)
Australian Dollar	2/26/25	(51,638,519)	33,627,296	1,671,693
Australian Dollar	3/26/25	7,203,583	(4,485,388)	(27,260)
Australian Dollar	3/26/25	(16,632,283)	10,560,705	267,376
British Pound	1/28/25	27,578,756	(35,702,826)	(1,190,834)
British Pound	1/28/25	(30,335,839)	39,326,675	1,364,476
British Pound	2/26/25	4,081,915	(5,140,897)	(33,899)
British Pound	2/26/25	(33,959,264)	43,052,048	564,653
British Pound	3/26/25	1,435,907	(1,816,827)	(20,689)
British Pound	3/26/25	(28,893,721)	36,471,909	329,501
Canadian Dollar	1/28/25	41,427,054	(29,876,177)	(1,023,576)
Canadian Dollar	1/28/25	(42,865,880)	30,701,424	846,727
Canadian Dollar	2/26/25	24,806,801	(17,726,115)	(429,812)
Canadian Dollar	2/26/25	(25,462,058)	18,242,352	489,178
Canadian Dollar	3/26/25	4,458,492	(3,108,919)	3,105
Canadian Dollar	3/26/25	493,248	(345,597)	(1,310)
Canadian Dollar	3/26/25	(4,692,252)	3,294,715	19,528
Canadian Dollar	3/26/25	(220,343)	153,708	(91)
Euro	1/28/25	10,192,668	(10,892,057)	(323,973)
Euro	1/28/25	(83,570,154)	90,413,529	3,765,320
Euro	2/26/25	14,885,350	(15,689,181)	(236,591)
Euro	2/26/25	(92,745,165)	98,291,780	2,012,334
Euro	3/26/25	15,546,346	(16,301,625)	(138,822)
Euro	3/26/25	(79,925,645)	84,000,179	905,269
Japanese Yen	1/28/25	(375,263,985)	2,494,225	101,295
Japanese Yen	2/26/25	(375,263,985)	2,440,543	39,245
Japanese Yen	3/26/25	(375,263,985)	2,479,331	70,134
New Zealand Dollar	1/28/25	(16,047,514)	9,683,507	706,747
New Zealand Dollar	1/28/25	547,500	(325,780)	(19,516)
New Zealand Dollar	2/26/25	(45,223,275)	26,637,114	1,331,474
New Zealand Dollar	3/26/25	15,859,230	(8,949,950)	(70,995)
New Zealand Dollar	3/26/25	(2,083,190)	1,201,498	35,203
Swedish Krona	1/28/25	(299,118,798)	28,423,368	1,333,399
Swedish Krona	1/28/25	481,237	(44,066)	(482)
Swedish Krona	2/26/25	(2,000,477)	183,452	1,951
Swedish Krona	3/26/25	(155,281,355)	14,190,701	78,889
Total				$11,600,361

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	1,053	3/17/25	$73,549,205	$(856,744)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
10-Year Canadian Bond	1,219	3/31/25	$103,987,748	$1,949,369
Euro-Bund	1,350	3/10/25	187,314,395	(3,899,405)
Total - Futures Long				(2,806,780)
Futures Short:
5 Year US Treasury Note	234	4/3/25	(24,875,297)	108,828
Ultra 10-Year Treasury Note	480	3/31/25	(53,430,000)	147,028
Total - Futures Short				255,856
Total				$(2,550,924)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.43, Fixed Rate 5% Paid Quarterly(3)	NR	12/20/29	26,200,000	USD	$2,236,560	$(176,583)	$2,059,977

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$-	$17,220,840	$-	$17,220,840
*Futures contracts	-	-	2,205,225	$2,205,225
Total Asset Derivatives	$-	$17,220,840	$2,205,225	$19,426,065
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$5,620,479	$-	$5,620,479
*Futures contracts	-	-	4,756,149	$4,756,149
*Swaps - centrally cleared	176,583	-	-	$176,583
Total Liability Derivatives	$176,583	$5,620,479	$4,756,149	$10,553,211

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$12,291,319	$12,291,319
Forward foreign currency exchange contracts	-	3,867,328	-	$3,867,328
Swap contracts	(188,652)	-	-	$(188,652)
Total	$(188,652)	$3,867,328	$12,291,319	$15,969,995

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(4,071,824)	$(4,071,824)
Forward foreign currency exchange contracts	-	11,773,471	-	$11,773,471
Swap contracts	(176,583)	-	-	$(176,583)
Total	$(176,583)	$11,773,471	$(4,071,824)	$7,525,064
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Credit default swaps:
Average notional amount - buy protection	$3,571,429
Average notional amount - sell protection	7,485,714
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	204,439,273
Average amounts sold - in USD	712,570,657
Futures contracts:
Average notional amount of contracts - long	455,925,264
Average notional amount of contracts - short	20,763,010

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$17,220,840	$(5,620,479)	$—	$11,600,361
JPMorgan Chase Bank, National Association	3,690,911	—	(3,690,911)	—
Total	$20,911,751	$(5,620,479)	$(3,690,911)	$11,600,361
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$5,620,479	$(5,620,479)	$—	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $123,580,376, which represents 15.0% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Janus Investment Fund | 11

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$12,478,106	$-
Bank Loans and Mezzanine Loans	-	43,092,552	-
Corporate Bonds	-	577,456,813	-
Foreign Government Bonds	-	117,950,159	-
Mortgage-Backed Securities	-	60,136,088	-
Investment Companies	-	17,963,601	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,815,015	-
Total Investments in Securities	$-	$832,892,334	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	17,220,840	-
Futures Contracts	2,205,225	-	-
Total Assets	$2,205,225	$850,113,174	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,620,479	$-
Futures Contracts	4,756,149	-	-
Centrally Cleared Swaps	-	176,583	-
Total Liabilities	$4,756,149	$5,797,062	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

12 | December 31, 2024

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $866,391,094)(1)	$811,876,721
Affiliated investments, at value (cost $21,015,613)	21,015,613
Deposits with brokers for centrally cleared derivatives	2,071,813
Deposits with brokers for futures	8,479,691
Forward foreign currency exchange contracts	17,220,840
Variation margin receivable on futures contracts	1,873,445
Variation margin receivable on centrally cleared swaps	19,710
Trustees' deferred compensation	22,984
Receivables:
Investments sold	8,877,992
Interest	7,858,428
Fund shares sold	1,256,378
Due from Sub-Administrator	347,840
Foreign tax reclaims	168,981
Dividends from affiliates	58,046
Other assets	863,440
Total Assets	882,011,922
Liabilities:
Due to custodian	2,521
Foreign cash due to custodian	8,871,649
Collateral for securities loaned (Note 3)	3,815,015
Forward foreign currency exchange contracts	5,620,479
Payables:
Investments purchased	33,678,316
Fund shares repurchased	2,712,590
Advisory fees	280,048
Transfer agent fees and expenses	189,386
Dividends	134,402
Professional fees	61,376
Trustees' deferred compensation fees	22,984
12b-1 Distribution and shareholder servicing fees	14,722
Trustees' fees and expenses	2,347
Affiliated fund administration fees payable	1,866
Accrued expenses and other payables	219,214
Total Liabilities	55,626,915
Commitments and contingent liabilities (Note 4)
Net Assets	$826,385,007
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,341,061,371
Total distributable earnings (loss)	(514,676,364)
Total Net Assets	$826,385,007
Net Assets - Class A Shares	$32,005,259
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,151,850
Net Asset Value Per Share(2)	$7.71
Maximum Offering Price Per Share(3)	$8.09
Net Assets - Class C Shares	$8,140,491
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,063,294
Net Asset Value Per Share(2)	$7.66
Net Assets - Class D Shares	$32,557,865
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,223,591
Net Asset Value Per Share	$7.71
Net Assets - Class I Shares	$604,097,907
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	78,673,952
Net Asset Value Per Share	$7.68
Net Assets - Class N Shares	$128,566,177
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,729,896
Net Asset Value Per Share	$7.68
Net Assets - Class S Shares	$105,620
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,707
Net Asset Value Per Share	$7.71
Net Assets - Class T Shares	$20,911,688
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,714,377
Net Asset Value Per Share	$7.70

(1)	Includes $3,690,911 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Developed World Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$17,219,165
Dividends from affiliates	521,372
Affiliated securities lending income, net	2,162
Unaffiliated securities lending income, net	546
Other income	262,567
Total Investment Income	18,005,812
Expenses:
Advisory fees	2,727,555
12b-1 Distribution and shareholder servicing fees:
Class A Shares	50,727
Class C Shares	48,328
Class S Shares	129
Transfer agent administrative fees and expenses:
Class D Shares	17,127
Class S Shares	132
Class T Shares	26,810
Transfer agent networking and omnibus fees:
Class A Shares	44,597
Class C Shares	4,286
Class I Shares	459,449
Other transfer agent fees and expenses:
Class A Shares	1,044
Class C Shares	217
Class D Shares	2,987
Class I Shares	11,613
Class N Shares	3,355
Class S Shares	10
Class T Shares	621
Shareholder reports expense	61,562
Custodian fees	58,462
Professional fees	39,242
Registration fees	38,040
Affiliated fund administration fees	20,114
Trustees' fees and expenses	8,519
Other expenses	133,640
Total Expenses	3,758,566
Less: Excess Expense Reimbursement and Waivers	(771,552)
Net Expenses	2,987,014
Net Investment Income/(Loss)	15,018,798
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(26,791,904)
Investments in affiliates	(1,715)
Forward foreign currency exchange contracts	3,867,328
Futures contracts	12,291,319
Swap contracts	(188,652)
Total Net Realized Gain/(Loss) on Investments	(10,823,624)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	27,080,269
Forward foreign currency exchange contracts	11,773,471
Futures contracts	(4,071,824)
Swap contracts	(176,583)
Total Change in Unrealized Net Appreciation/Depreciation	34,605,333
Net Increase/(Decrease) in Net Assets Resulting from Operations	$38,800,507
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Developed World Bond Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$15,018,798	$36,207,269
Net realized gain/(loss) on investments	(10,823,624)	(76,234,700)
Change in unrealized net appreciation/depreciation	34,605,333	78,953,438
Net Increase/(Decrease) in Net Assets Resulting from Operations	38,800,507	38,926,007
Dividends and Distributions to Shareholders:
Class A Shares	(589,047)	-
Class C Shares	(103,216)	-
Class D Shares	(464,127)	-
Class I Shares	(11,443,978)	-
Class N Shares	(2,208,860)	-
Class S Shares	(1,346)	-
Class T Shares	(300,394)	-
Total Dividends and Distributions to Shareholders	(15,110,968)	—
Return of Capital on Dividends and Distributions:
Class A Shares	—	(1,275,732)
Class C Shares	—	(233,021)
Class D Shares	—	(722,357)
Class I Shares	—	(29,223,966)
Class N Shares	—	(4,406,806)
Class S Shares	—	(6,223)
Class T Shares	—	(714,336)
Total Return of Capital on Dividends and Distributions	—	(36,582,441)
Net Decrease from Dividends and Distributions to Shareholders	(15,110,968)	(36,582,441)
Capital Share Transactions:
Class A Shares	(12,906,204)	(18,864,651)
Class C Shares	(2,607,124)	(6,537,898)
Class D Shares	2,953,232	2,876,419
Class I Shares	(236,024,504)	(443,501,866)
Class N Shares	(42,198,706)	42,200,371
Class S Shares	(79,214)	(279,838)
Class T Shares	(1,434,144)	(14,956,733)
Net Increase/(Decrease) from Capital Share Transactions	(292,296,664)	(439,064,196)
Net Increase/(Decrease) in Net Assets	(268,607,125)	(436,720,630)
Net Assets:
Beginning of period	1,094,992,132	1,531,712,762
End of period	$826,385,007	$1,094,992,132
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.58	$7.55	$8.60	$9.93	$9.94	$9.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.19	0.15	0.12	0.17	0.14
Net realized and unrealized gain/(loss)	0.14	0.03	(0.51)	(1.33)	0.26	0.44
Total from Investment Operations	0.25	0.22	(0.36)	(1.21)	0.43	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—	(0.69)	(0.12)	(0.44)	(0.30)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.19)	—	—	—	—
Total Dividends and Distributions	(0.12)	(0.19)	(0.69)	(0.12)	(0.44)	(0.33)
Net Asset Value, End of Period	$7.71	$7.58	$7.55	$8.60	$9.93	$9.94
Total Return*	3.29%	2.98%	(4.20)%	(12.28)%	4.30%	6.07%
Net Assets, End of Period (in thousands)	$32,005	$43,893	$62,774	$81,662	$116,629	$59,079
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.10%	1.02%	1.00%	0.93%	0.92%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.80%	0.80%	0.83%	0.83%	0.90%
Ratio of Net Investment Income/(Loss)	2.81%	2.46%	1.90%	1.25%	1.69%	1.45%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Developed World Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.52	$7.49	$8.54	$9.85	$9.87	$9.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.13	0.09	0.05	0.10	0.07
Net realized and unrealized gain/(loss)	0.14	0.04	(0.51)	(1.31)	0.24	0.43
Total from Investment Operations	0.22	0.17	(0.42)	(1.26)	0.34	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.63)	(0.05)	(0.36)	(0.23)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.14)	—	—	—	—
Total Dividends and Distributions	(0.08)	(0.14)	(0.63)	(0.05)	(0.36)	(0.26)
Net Asset Value, End of Period	$7.66	$7.52	$7.49	$8.54	$9.85	$9.87
Total Return*	2.97%	2.24%	(4.94)%	(12.83)%	3.47%	5.26%
Net Assets, End of Period (in thousands)	$8,140	$10,532	$17,016	$26,901	$36,918	$37,641
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.72%	1.66%	1.64%	1.59%	1.60%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.53%	1.55%	1.54%	1.55%	1.62%
Ratio of Net Investment Income/(Loss)	2.08%	1.73%	1.11%	0.54%	0.99%	0.74%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.57	$7.54	$8.60	$9.92	$9.93	$9.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.20	0.16	0.13	0.19	0.16
Net realized and unrealized gain/(loss)	0.14	0.03	(0.52)	(1.31)	0.25	0.43
Total from Investment Operations	0.26	0.23	(0.36)	(1.18)	0.44	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—	(0.70)	(0.14)	(0.45)	(0.32)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.20)	—	—	—	—
Total Dividends and Distributions	(0.12)	(0.20)	(0.70)	(0.14)	(0.45)	(0.35)
Net Asset Value, End of Period	$7.71	$7.57	$7.54	$8.60	$9.92	$9.93
Total Return*	3.39%	3.11%	(4.21)%	(12.06)%	4.43%	6.17%
Net Assets, End of Period (in thousands)	$32,558	$29,135	$26,217	$29,812	$39,211	$30,219
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.78%	0.75%	0.69%	0.70%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.69%	0.69%	0.68%	0.69%	0.73%
Ratio of Net Investment Income/(Loss)	2.97%	2.61%	2.03%	1.40%	1.86%	1.65%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Developed World Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.54	$7.52	$8.57	$9.89	$9.91	$9.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.20	0.17	0.14	0.19	0.17
Net realized and unrealized gain/(loss)	0.15	0.03	(0.51)	(1.31)	0.25	0.43
Total from Investment Operations	0.27	0.23	(0.34)	(1.17)	0.44	0.60
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	(0.71)	(0.15)	(0.46)	(0.32)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.21)	—	—	—	—
Total Dividends and Distributions	(0.13)	(0.21)	(0.71)	(0.15)	(0.46)	(0.35)
Net Asset Value, End of Period	$7.68	$7.54	$7.52	$8.57	$9.89	$9.91
Total Return*	3.51%	3.10%	(3.98)%	(12.01)%	4.46%	6.36%
Net Assets, End of Period (in thousands)	$604,098	$822,179	$1,263,864	$1,894,294	$2,151,534	$1,348,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.72%	0.69%	0.64%	0.65%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.58%	0.58%	0.58%	0.58%	0.65%
Ratio of Net Investment Income/(Loss)	3.06%	2.69%	2.07%	1.52%	1.94%	1.71%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.55	$7.52	$8.57	$9.90	$9.91	$9.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.21	0.17	0.15	0.19	0.18
Net realized and unrealized gain/(loss)	0.13	0.03	(0.51)	(1.33)	0.26	0.42
Total from Investment Operations	0.25	0.24	(0.34)	(1.18)	0.45	0.60
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—	(0.71)	(0.15)	(0.46)	(0.33)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.21)	—	—	—	—
Total Dividends and Distributions	(0.12)	(0.21)	(0.71)	(0.15)	(0.46)	(0.36)
Net Asset Value, End of Period	$7.68	$7.55	$7.52	$8.57	$9.90	$9.91
Total Return*	3.31%	3.24%	(4.00)%	(12.06)%	4.58%	6.32%
Net Assets, End of Period (in thousands)	$128,566	$167,127	$124,577	$126,445	$69,800	$31,829
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.61%	0.59%	0.55%	0.56%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.58%	0.58%	0.55%	0.56%	0.59%
Ratio of Net Investment Income/(Loss)	3.06%	2.77%	2.16%	1.59%	1.94%	1.82%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Developed World Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.57	$7.54	$8.59	$9.91	$9.93	$9.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.17	0.14	0.10	0.15	0.13
Net realized and unrealized gain/(loss)	0.14	0.03	(0.51)	(1.32)	0.25	0.42
Total from Investment Operations	0.24	0.20	(0.37)	(1.22)	0.40	0.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—	(0.68)	(0.10)	(0.42)	(0.28)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.17)	—	—	—	—
Total Dividends and Distributions	(0.10)	(0.17)	(0.68)	(0.10)	(0.42)	(0.31)
Net Asset Value, End of Period	$7.71	$7.57	$7.54	$8.59	$9.91	$9.93
Total Return*	3.17%	2.70%	(4.42)%	(12.38)%	3.99%	5.83%
Net Assets, End of Period (in thousands)	$106	$184	$470	$585	$527	$224
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.03%	2.10%	1.64%	1.50%	1.62%	2.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.05%	1.04%	1.03%	1.02%	1.06%
Ratio of Net Investment Income/(Loss)	2.56%	2.17%	1.67%	1.06%	1.50%	1.31%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | December 31, 2024

Janus Henderson Developed World Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.56	$7.54	$8.59	$9.91	$9.93	$9.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.18	0.15	0.13	0.17	0.15
Net realized and unrealized gain/(loss)	0.14	0.03	(0.51)	(1.32)	0.25	0.44
Total from Investment Operations	0.25	0.21	(0.36)	(1.19)	0.42	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—	(0.69)	(0.13)	(0.44)	(0.31)
Distributions (from capital gains)	—	—	—	—	—	(0.03)
Return of capital	—	(0.19)	—	—	—	—
Total Dividends and Distributions	(0.11)	(0.19)	(0.69)	(0.13)	(0.44)	(0.34)
Net Asset Value, End of Period	$7.70	$7.56	$7.54	$8.59	$9.91	$9.93
Total Return*	3.31%	2.84%	(4.22)%	(12.17)%	4.23%	6.17%
Net Assets, End of Period (in thousands)	$20,912	$21,942	$36,795	$74,856	$118,467	$100,323
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.86%	0.83%	0.78%	0.81%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.81%	0.82%	0.77%	0.79%	0.83%
Ratio of Net Investment Income/(Loss)	2.83%	2.44%	1.81%	1.31%	1.74%	1.52%
Portfolio Turnover Rate	47%	29%	60%	86%	37%	88%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Developed World Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
24 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 25

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
26 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
Janus Investment Fund | 27

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
28 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults,
Janus Investment Fund | 29

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
30 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic
Janus Investment Fund | 31

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios.
32 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Janus Investment Fund | 33

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,690,911. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $3,815,015, resulting in the net amount due to the counterparty of $124,104.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange
34 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45
The Fund’s actual investment advisory fee rate for the reporting period was 0.55% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.57%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Janus Investment Fund | 35

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor
36 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
retained upfront sales charges of $225.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class A Shares paid CDSCs of $52 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $101.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	50	8
Class S Shares	-	-
Class T Shares	-	-
Janus Investment Fund | 37

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
5.
Reprocessing of Shareholder Trades
During the period ended December 31, 2024, the Adviser reimbursed the Fund $347,840 for losses resulting from a NAV error. Due to the Funds shareholder activity being reprocessed, the reimbursement is reflected in the capital share transactions in the Statement of Changes in Net Assets.
6.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(229,391,799)	$(196,511,770)	$(425,903,569)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$889,261,532	$1,895,643	$(58,264,841)	$(56,369,198)
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,236,560	$19,426,065	$(10,553,211)	$8,872,854
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
38 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
7.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	600,237	$4,676,178	1,040,379	$7,835,548
Reinvested dividends and distributions	63,038	493,132	145,712	1,099,241
Shares repurchased	(2,304,560)	(18,075,514)	(3,707,847)	(27,799,440)
Net Increase/(Decrease)	(1,641,285)	$(12,906,204)	(2,521,756)	$(18,864,651)
Class C Shares:
Shares sold	19,590	$156,796	286,424	$2,143,791
Reinvested dividends and distributions	12,869	99,878	29,610	221,872
Shares repurchased	(369,839)	(2,863,798)	(1,186,396)	(8,903,561)
Net Increase/(Decrease)	(337,380)	$(2,607,124)	(870,362)	$(6,537,898)
Class D Shares:
Shares sold	976,640	$7,610,946	1,743,845	$13,191,171
Reinvested dividends and distributions	58,041	453,507	92,387	697,459
Shares repurchased	(659,682)	(5,111,221)	(1,462,915)	(11,012,211)
Net Increase/(Decrease)	374,999	$2,953,232	373,317	$2,876,419
Class I Shares:
Shares sold	9,827,538	$76,715,808	43,046,418	$323,972,067
Reinvested dividends and distributions	1,391,362	10,835,316	3,642,548	27,385,493
Shares repurchased	(41,523,346)	(323,575,628)	(105,813,392)	(794,859,426)
Net Increase/(Decrease)	(30,304,446)	$(236,024,504)	(59,124,426)	$(443,501,866)
Class N Shares:
Shares sold	2,070,975	$16,147,599	18,704,920	$141,558,018
Reinvested dividends and distributions	279,188	2,174,471	570,043	4,291,342
Shares repurchased	(7,767,061)	(60,520,776)	(13,690,769)	(103,648,989)
Net Increase/(Decrease)	(5,416,898)	$(42,198,706)	5,584,194	$42,200,371
Class S Shares:
Shares sold	1,210	$9,533	2,118	$15,925
Reinvested dividends and distributions	172	1,346	826	6,223
Shares repurchased	(11,969)	(90,093)	(40,964)	(301,986)
Net Increase/(Decrease)	(10,587)	$(79,214)	(38,020)	$(279,838)
Class T Shares:
Shares sold	347,772	$2,721,068	535,916	$4,035,380
Reinvested dividends and distributions	35,687	278,600	88,769	668,669
Shares repurchased	(569,600)	(4,433,812)	(2,605,196)	(19,660,782)
Net Increase/(Decrease)	(186,141)	$(1,434,144)	(1,980,511)	$(14,956,733)
8.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$438,547,018	$667,762,082	$-	$-
9.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 39

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 41

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
42 | December 31, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 43

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
44 | December 31, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 45

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
46 | December 31, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 47

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
48 | December 31, 2024

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 49

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
50 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes
Janus Investment Fund | 51

Janus Henderson Developed World Bond Fund
Notes
52 | December 31, 2024

Janus Henderson Developed World Bond Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93077 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Flexible Bond Fund
Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 31.5%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.6630%, 9/15/34ž,‡	$4,050,930	$4,031,910
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,536,147	2,528,985
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	258,664	253,400
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	259,803	252,310
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	1,102,962	999,860
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	745,052	699,846
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,140,449	1,110,207
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	6,400,950	6,273,181
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	4,466,892	4,307,295
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,140,725	1,007,224
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.0524%, 7/20/37ž,‡	5,206,062	5,222,178
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%, 10/24/36ž,‡	3,163,000	3,187,398
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.0140%, 7/18/34ž,‡	1,486,000	1,488,275
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	410,208	408,796
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	2,241,000	2,229,713
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.8228%, 1/22/35ž,‡	6,848,787	6,849,401
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	8,303,920	8,355,942
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	1,159,727	1,166,711
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,391,221
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4996%, 1/27/50ž,‡	2,396,255	1,998,318
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.3063%, 11/27/48ž,‡	560,000	521,866
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.2257%, 11/27/48ž,‡	1,112,000	1,025,067
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	9,721,000	9,280,517
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.0459%, 7/15/37ž,‡	5,023,000	5,057,760
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2951%, 4/15/37ž,‡	7,374,000	7,401,757
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	6,286,000	6,475,559
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	7,398,253	7,386,763
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	2,865,000	2,724,446
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	4,215,522	4,021,388
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,160,000	1,972,073
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	3,925,897
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	5,348,000	5,344,209
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	4,808,914	4,807,919
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.1638%, 5/17/38ž,‡	256,229	255,933
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.4616%, 9/15/36ž,‡	6,188,000	6,161,945
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.1616%, 9/15/36ž,‡	6,499,000	6,477,054
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.1463%, 4/15/39ž,‡	4,589,079	4,563,090
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.3371%, 11/15/28ž,‡	$5,526,864	$5,513,165
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0861%, 11/15/28ž,‡	4,740,391	4,698,862
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8903%, 10/15/41ž,‡	7,182,000	7,209,099
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 8/15/39ž,‡	9,500,000	9,553,462
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9870%, 8/15/39ž,‡	2,936,000	2,949,574
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.2615%, 10/15/41ž,‡	3,116,919	3,135,600
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.7998%, 12/15/39ž,‡	4,394,282	4,395,161
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 6.1493%, 12/15/39ž,‡	2,026,000	2,024,714
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.1007%, 7/16/29ž,‡	6,380,507	6,404,520
BX Commercial Mortgage Trust 2024-VLT5 A, 5.4104%, 11/13/46ž,‡	7,894,000	7,842,025
BX Commercial Mortgage Trust 2024-VLT5 B, 5.8015%, 11/13/46ž,‡	2,036,000	2,035,019
BX Commercial Mortgage Trust 2024-VLT5 C, 6.1920%, 11/13/46ž,‡	1,086,000	1,093,203
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	6,302,000	6,321,950
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 6.4266%, 10/19/37ž,‡	8,278,000	8,291,075
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.0388%, 8/15/41ž,‡	4,269,000	4,293,293
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6879%, 8/15/41ž,‡	3,139,063	3,139,064
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.0590%, 1/22/35ž,‡	7,300,000	7,314,292
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.6290%, 1/22/35ž,‡	2,775,193	2,780,193
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.0374%, 7/20/37ž,‡	6,379,000	6,398,219
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	6,425,000	6,466,088
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,105,112	6,734,670
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	2,608,695	2,435,214
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,421,195	5,409,884
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,903,775	15,863,631
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.7688%, 2/25/50ž,‡	2,751,030	2,691,618
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.9948%, 10/26/37ž,‡	7,733,000	7,758,198
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.0275%, 7/17/37ž,‡	9,129,000	9,155,632
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.4879%, 1/23/35ž,‡	2,232,376	2,243,063
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	1,282,700	1,277,076
CIM Trust 2021-NR4 A1, 5.8160%, 10/25/61ž,Ç	938,266	930,897
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	184,839	177,450
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.2381%, 6/17/41ž,‡	6,351,784	6,329,216
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 11/25/41ž,‡	8,533,255	8,592,103
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.4188%, 12/25/41ž,‡	1,001,520	1,000,299
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.2188%, 12/25/41ž,‡	$3,943,000	$3,970,069
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.7188%, 12/25/41ž,‡	6,109,000	6,293,804
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.4688%, 4/25/42ž,‡	276,919	278,649
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/27/43ž,‡	2,770,842	2,780,218
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.5101%, 9/25/43ž,‡	1,290,845	1,298,356
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/26/43ž,‡	2,411,856	2,423,955
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.6188%, 1/25/44ž,‡	2,252,389	2,254,663
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.7101%, 3/25/44ž,‡	1,388,360	1,388,585
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 5/25/44ž,‡	1,938,234	1,938,231
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 7/25/44ž,‡	1,373,673	1,373,179
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	368,422	368,653
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	1,908,696	1,933,546
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	6,204,000	4,632,334
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	555,594	560,848
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	4,289,000	4,294,706
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,209,260	1,182,590
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	2,502,497	2,495,706
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,433,763
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,042,201
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	6,991,234
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	887,107	871,614
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,143,789
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,617,787
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.0124%, 7/20/37ž,‡	10,125,000	10,155,892
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,125,211	1,113,719
Fannie Mae REMICS, 3.0000%, 5/25/48	4,021,842	3,496,162
Fannie Mae REMICS, 3.0000%, 11/25/49	5,195,763	4,526,033
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	2,717,048	2,741,365
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,367,518	2,391,161
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	1,708,458	1,703,933
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,401,798	3,330,824
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	7,881,220	6,500,943
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,062,713	1,041,511
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 5.3688%, 10/25/41ž,‡	289,257	289,056
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.6688%, 9/25/41ž,‡	1,319,182	1,328,238
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.9188%, 12/25/41ž,‡	7,413,000	7,495,863
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.6688%, 3/25/42ž,‡	4,184,308	4,213,317
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 4/27/43ž,‡	1,546,782	1,570,101
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 6/25/43ž,‡	308,421	309,548
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.4188%, 11/25/43ž,‡	2,350,575	2,364,471
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.9340%, 5/25/44ž,‡	$3,136,892	$3,225,970
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 10/25/44ž,‡	1,776,975	1,776,336
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	1,347,000	1,211,350
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	6,804,200	5,773,077
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,974,725	5,944,042
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.6145%, 3/1/28ž,‡	1,985,000	1,990,515
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 5/15/41ž,‡	7,775,000	7,806,146
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.5879%, 1/23/35ž,‡	2,113,425	2,129,799
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,069,873
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	6,504,000	6,557,392
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,434,647
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	922,865	913,985
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,055,063	1,056,642
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9882%, 6/15/39ž,‡	5,125,301	5,140,840
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,441,545	1,432,850
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,308,688	1,327,953
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	1,720,000	1,693,620
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	8,981,000	8,991,659
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,688,619
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,098,285	2,120,092
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	6,445,724	6,461,131
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.2115%, 3/15/38ž,‡	9,366,122	9,250,784
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.6115%, 3/15/38ž,‡	5,233,893	5,160,999
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6923%, 5/15/39ž,‡	6,610,000	6,462,464
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	958,695	961,375
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,594,000	1,607,084
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.2473%, 10/16/37ž,‡	3,126,000	3,127,906
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.8690%, 4/20/32ž,‡	6,947,978	6,959,097
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	7,552,578	7,600,523
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,374,381	1,380,685
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	3,899,108	3,653,035
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	4,964,138	4,646,984
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,623,407	2,163,527
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,205,398	2,137,849
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	4,532,000	4,538,281
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.3124%, 4/15/38ž,‡	3,194,388	3,189,951
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.8624%, 4/15/38ž,‡	4,734,268	4,721,976
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.1391%, 3/15/39ž,‡	3,015,000	2,995,462
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,535,378	1,474,259
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	4,563,199	4,509,534
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	2,492,000	2,456,628
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.0384%, 3/15/41ž,‡	$9,402,000	$9,411,713
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	693,345	680,929
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,759,696	1,686,416
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž	3,729,286	3,736,677
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 6.4232%, 10/19/37ž,‡	4,518,000	4,522,654
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	4,489,092	4,329,198
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,305,000	1,279,542
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	5,369,128	5,004,741
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	5,126,933	4,780,769
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,935,535	3,357,654
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 6.8037%, 7/20/37ž,‡	2,037,063	2,050,246
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.7727%, 10/17/36ž,‡	6,848,787	6,864,497
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.2159%, 7/15/37ž,‡	695,086	696,068
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,678,904	1,410,377
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,442,551	3,598,271
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.6984%, 11/15/40ž,‡	1,810,333	1,827,847
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.8452%, 11/15/40ž,‡	1,240,006	1,246,236
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	2,467,560	2,464,403
PRP Advisors LLC 2021-9 A1, 5.3630%, 10/25/26ž,Ç	7,764,527	7,895,804
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51ž,‡	5,103,923	4,635,407
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,217,541	6,200,388
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,467,829	1,411,288
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.2159%, 1/25/33ž,‡	3,917,677	3,924,696
Rain City Mortgage Trust 2024-RTL1 A1, 6.5300%, 11/25/29ž,‡	2,859,000	2,856,162
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.0475%, 7/17/37ž,‡	9,143,014	9,172,092
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.5790%, 1/22/35ž,‡	2,192,711	2,210,315
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.0559%, 7/15/39ž,‡	5,215,918	5,232,390
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	7,291,375	7,508,887
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,841,788	3,928,888
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,383,680	2,370,948
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,702,657	2,703,935
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	4,026,229
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,831,819
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	1,726	1,726
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	741,915	741,802
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.9394%, 11/15/34ž,‡	7,206,000	7,214,098
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	479,648	412,781
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	374,592	323,851
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	6,450,000	6,489,708
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3980%, 1/15/39ž,‡	3,548,000	3,538,598
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.2424%, 11/15/38ž,‡	780,800	780,140
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	2,430,523	2,000,419
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,873	1,290,570
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	$6,913,000	$6,936,923
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	4,402,712	4,721,757
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	2,661,799	2,665,297
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	6,674,443	6,973,047
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	4,685,201	4,375,426
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	6,324,000	6,176,728
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,728,774
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.4125%, 7/15/39ž,‡	3,768,000	3,584,917
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	2,638,439	2,641,673
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 5.6625%, 2/15/40ž,‡	1,200,838	1,197,243
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3878%, 8/15/41ž,‡	9,691,967	9,671,764
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.8871%, 8/15/41ž,‡	3,694,749	3,691,842
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	998,303	886,436
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,418,279	2,057,862
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	753,364	737,413
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	3,716,009	3,454,963
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,899,949	1,911,884
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	2,778,651	2,799,441
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	3,263,003	3,259,691
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	8,821,248	8,868,183
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	3,401,490	3,446,647
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	5,676,736	5,700,602
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	4,538,856	4,544,738
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	7,170,167	7,082,036
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	4,220,941	4,202,850
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	3,500,000	3,499,958
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $840,940,231)		832,977,775
Bank Loans and Mezzanine Loans – 3.2%
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 8/4/31ƒ,‡	13,681,156	13,721,105
Consumer Cyclical – 0.7%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/10/31ƒ,‡	4,098,345	4,104,492
Life Time Inc, CME Term SOFR 1 Month + 2.5000%, 7.0254%, 11/5/31‡	13,489,000	13,526,095
		17,630,587
Consumer Non-Cyclical – 0.3%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 7/26/31‡	1,620,938	1,631,068
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 10/23/28‡	6,307,192	6,324,159
		7,955,227
Diversified Financial Services – 0.5%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.2727%, 10/16/31ƒ,‡	3,977,675	4,016,390
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.3288%, 9/30/31‡	8,196,704	8,208,999
		12,225,389
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 9/30/31‡	4,052,843	4,086,362
Talen Energy Supply LLC, CME Term SOFR 3 Month + 2.5000%, 7.0235%, 12/12/31‡	2,003,000	2,008,008
		6,094,370
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Industrial – 0.5%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/29/31‡	$3,414,000	$3,399,764
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 6.3570%, 1/3/29‡	8,306,060	8,689,239
		12,089,003
Insurance – 0%
Ryan Specialty LLC, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/15/31‡	1,096,000	1,098,740
Technology – 0%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 6.3570%, 5/9/31‡	36,794	65,913
Transportation – 0.5%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0788%, 4/10/31‡	12,702,550	12,696,820
Total Bank Loans and Mezzanine Loans (cost $82,910,193)		83,577,154
Corporate Bonds – 28.5%
Banking – 5.1%
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	6,616,000	7,143,853
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	4,430,000	4,210,605
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,139,100
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,489,000	1,509,404
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	9,423,000	10,403,980
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	4,163,000	4,187,243
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	21,722,000	21,534,785
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	4,099,000	4,094,760
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	7,753,000	8,860,588
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,630,311
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	1,687,000	1,705,795
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,639,968
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	6,113,000	6,340,660
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	2,967,000	2,964,303
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,538,353
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	3,967,000	3,953,302
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,465,475
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	4,393,000	4,362,356
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	9,257,000	9,105,271
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,581,987
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	2,666,000	2,689,531
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,772,290
		134,833,920
Basic Industry – 0.4%
Novelis Corp, 3.2500%, 11/15/26ž	3,958,000	3,770,016
Verde Purchaser LLC, 10.5000%, 11/30/30ž	5,400,000	5,815,694
		9,585,710
Brokerage – 1.1%
Blue Owl Finance LLC, 6.2500%, 4/18/34	5,124,000	5,264,096
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,563,708
LPL Holdings Inc, 6.7500%, 11/17/28	10,020,000	10,523,776
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,027,545
LPL Holdings Inc, 6.0000%, 5/20/34	5,185,000	5,279,087
Nasdaq Inc, 5.3500%, 6/28/28	1,472,000	1,492,637
		30,150,849
Capital Goods – 2.2%
Berry Global Inc, 5.8000%, 6/15/31ž	8,973,000	9,133,162
Berry Global Inc, 5.6500%, 1/15/34ž	7,910,000	7,932,649
Boeing Co/The, 6.2980%, 5/1/29	5,125,000	5,312,407
Boeing Co/The, 5.1500%, 5/1/30	5,533,000	5,455,441
Boeing Co/The, 6.3880%, 5/1/31	5,260,000	5,499,439
Boeing Co/The, 6.5280%, 5/1/34	5,064,000	5,305,089
Boeing Co/The, 7.0080%, 5/1/64	1,786,000	1,895,172
Ferguson Enterprises Inc, 5.0000%, 10/3/34	10,307,000	9,850,031
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Regal Rexnord Corp, 6.0500%, 4/15/28	$4,838,000	$4,920,828
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	4,096,000	4,102,560
		59,406,778
Communications – 1.1%
AppLovin Corp, 5.3750%, 12/1/31	2,946,000	2,946,766
AppLovin Corp, 5.5000%, 12/1/34	3,229,000	3,204,939
AppLovin Corp, 5.9500%, 12/1/54	1,777,000	1,750,255
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	12,400,000	12,763,336
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	4,210,000	3,349,641
T-Mobile USA Inc, 4.8500%, 1/15/29	4,260,000	4,236,023
		28,250,960
Consumer Cyclical – 2.3%
CBRE Services Inc, 5.9500%, 8/15/34	6,373,000	6,571,453
CBRE Services Inc, 5.5000%, 4/1/29	3,468,000	3,530,444
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	5,589,000	5,590,980
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	3,891,000	3,806,915
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,551,000	1,642,413
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,525,000	1,605,461
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,132,000	3,268,814
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	598,629
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,234,000	4,482,007
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	3,245,000	3,192,904
KB Home, 4.0000%, 6/15/31	2,549,000	2,250,460
LKQ Corp, 5.7500%, 6/15/28	1,367,000	1,389,089
LKQ Corp, 6.2500%, 6/15/33	6,323,000	6,521,812
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	1,100,000	1,082,025
Taylor Morrison Home Corp, 5.1250%, 8/1/30ž	6,003,000	5,744,425
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	5,673,000	5,573,643
ZF North America Capital Inc, 6.7500%, 4/23/30ž	3,023,000	2,907,927
		59,759,401
Consumer Non-Cyclical – 3.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,458,000	4,516,657
CVS Health Corp, 5.2500%, 2/21/33	785,000	752,544
CVS Health Corp, 5.7000%, 6/1/34#	1,177,000	1,156,907
Hasbro Inc, 6.0500%, 5/14/34	15,194,000	15,259,261
HCA Inc, 3.6250%, 3/15/32	7,371,000	6,496,582
HCA Inc, 5.6000%, 4/1/34	4,691,000	4,621,068
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	7,269,000	7,706,645
Mattel Inc, 3.7500%, 4/1/29ž	11,690,000	11,006,001
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,521,000	4,486,976
Solventum Corp, 5.4000%, 3/1/29ž	5,668,000	5,682,247
Solventum Corp, 5.4500%, 3/13/31ž	8,688,000	8,681,139
Solventum Corp, 5.6000%, 3/23/34ž	10,931,000	10,877,260
Solventum Corp, 6.0000%, 5/15/64ž	4,009,000	3,909,504
Universal Health Services Inc, 2.6500%, 10/15/30#	4,553,000	3,913,353
		89,066,144
Electric – 0.9%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	6,804,743
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	7,768,000	7,862,361
Liberty Utilities Co, 5.8690%, 1/31/34ž	4,882,000	4,886,324
Lightning Power LLC, 7.2500%, 8/15/32ž	2,776,000	2,854,097
NRG Energy Inc, 6.0000%, 2/1/33ž	2,641,000	2,565,006
		24,972,531
Energy – 3.1%
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	7,555,000	7,371,609
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	$1,590,000	$1,636,607
DT Midstream Inc, 4.1250%, 6/15/29ž	7,456,000	6,962,995
DT Midstream Inc, 4.3750%, 6/15/31ž	4,330,000	3,950,784
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,290,592
DT Midstream Inc, 5.8000%, 12/15/34ž	5,392,000	5,429,955
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	8,964,000	8,994,161
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	5,395,000	5,757,615
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	2,957,847
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	7,963,969
Occidental Petroleum Corp, 5.2000%, 8/1/29	2,550,000	2,529,991
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,441,003
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,249,966
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,770,000	3,857,540
Occidental Petroleum Corp, 5.3750%, 1/1/32	5,863,000	5,740,763
Occidental Petroleum Corp, 5.5500%, 10/1/34	5,353,000	5,206,724
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,183,000	6,473,232
		82,815,353
Finance Companies – 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	3,504,000	3,426,875
Blackstone Private Credit Fund, 7.3000%, 11/27/28	4,159,000	4,374,094
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	6,264,000	6,362,455
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000	3,064,465
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,173,000	7,036,068
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	1,737,000	1,787,256
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	2,615,000	2,701,509
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	732,384
		29,485,106
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	3,930,000	3,935,876
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	3,170,000	3,150,924
		7,086,800
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	2,832,000	2,876,042
Insurance – 3.7%
Aon North America Inc, 5.3000%, 3/1/31	6,324,000	6,349,870
Aon North America Inc, 5.4500%, 3/1/34	12,335,000	12,313,502
Arthur J Gallagher & Co, 4.8500%, 12/15/29	965,000	960,573
Arthur J Gallagher & Co, 5.0000%, 2/15/32	895,000	883,343
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000	3,128,189
Arthur J Gallagher & Co, 5.4500%, 7/15/34	5,602,000	5,633,014
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,237,000	2,180,974
Centene Corp, 4.2500%, 12/15/27	16,614,000	16,024,783
Elevance Health Inc, 4.9500%, 11/1/31	6,629,000	6,519,166
Elevance Health Inc, 5.2000%, 2/15/35	3,626,000	3,541,259
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000	3,933,834
Health Care Service Corp, 5.4500%, 6/15/34ž	8,831,000	8,823,835
Health Care Service Corp, 5.8750%, 6/15/54ž	3,691,000	3,572,842
Humana Inc, 5.9500%, 3/15/34	10,534,000	10,614,743
UnitedHealth Group Inc, 4.9500%, 1/15/32	8,926,000	8,825,298
UnitedHealth Group Inc, 5.1500%, 7/15/34	3,588,000	3,540,121
		96,845,346
Real Estate Investment Trusts (REITs) – 0.4%
American Tower Trust I, 5.4900%, 3/15/28ž	10,515,000	10,559,053
Technology – 3.3%
Amentum Escrow Corp, 7.2500%, 8/1/32ž	5,068,000	5,106,354
Broadcom Inc, 5.0500%, 7/12/29	4,018,000	4,033,268
Broadcom Inc, 4.3500%, 2/15/30	9,390,000	9,136,415
Broadcom Inc, 5.1500%, 11/15/31	2,736,000	2,753,715
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	1,766,000	1,774,268
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	$5,134,000	$5,145,830
CoStar Group Inc, 2.8000%, 7/15/30ž	5,441,000	4,751,270
Fiserv Inc, 4.7500%, 3/15/30	2,385,000	2,355,961
Fiserv Inc, 5.1500%, 8/12/34	9,010,000	8,803,948
Intel Corp, 2.4500%, 11/15/29	1,773,000	1,556,104
Intel Corp, 5.1250%, 2/10/30	2,358,000	2,337,248
Keysight Technologies Inc, 4.9500%, 10/15/34	9,541,000	9,177,190
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,670,976
Marvell Technology Inc, 5.7500%, 2/15/29	5,585,000	5,724,891
MSCI Inc, 4.0000%, 11/15/29ž	12,297,000	11,593,988
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	2,637,000	2,681,979
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,412,877
		86,016,282
Total Corporate Bonds (cost $749,801,802)		751,710,275
Mortgage-Backed Securities – 24.6%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	3,357,431	2,848,609
3.5000%, TBA, 30 Year Maturity	11,069,454	9,787,102
5.0000%, TBA, 30 Year Maturity	12,548,908	12,105,041
6.0000%, TBA, 30 Year Maturity	2,929,864	2,943,693
		27,684,445
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	17,037	16,036
BO4725, 2.5000%, 11/1/34	1,559,542	1,429,351
BO7717, 3.0000%, 11/1/34	99,512	93,673
BO5957, 3.0000%, 12/1/34	93,238	87,769
FS3713, 2.5000%, 12/1/36	2,259,564	2,073,525
995757, 6.0000%, 2/1/37	547,474	569,052
AL6997, 4.5000%, 11/1/42	562,376	544,347
AB7563, 3.0000%, 1/1/43	119,522	105,822
MA1363, 3.0000%, 2/1/43	187,901	166,080
AL5942, 5.0000%, 7/1/44	2,907,230	2,869,438
AL5887, 4.5000%, 10/1/44	1,253,916	1,208,243
AL6542, 4.5000%, 3/1/45	2,031,418	1,957,424
AL6842, 4.0000%, 5/1/45	193,991	181,232
AL7381, 4.5000%, 6/1/45	1,011,245	977,284
CA4646, 3.0000%, 2/1/48	274,245	240,863
BJ9181, 5.0000%, 5/1/48	486,475	477,662
MA3521, 4.0000%, 11/1/48	1,465,300	1,358,875
BN3899, 4.0000%, 12/1/48	220,436	204,426
FM3664, 4.0000%, 3/1/49	307,981	285,612
CA3683, 4.5000%, 6/1/49	79,470	75,764
BJ8459, 3.0000%, 8/1/49	1,404,289	1,194,449
BO4113, 3.0000%, 8/1/49	333,180	283,394
CA4035, 4.5000%, 8/1/49	123,063	117,325
BO2983, 3.0000%, 9/1/49	195,116	170,482
MA3774, 3.0000%, 9/1/49	11,086	9,545
MA3908, 4.5000%, 1/1/50	173,509	165,450
CA5573, 4.0000%, 4/1/50	600,480	554,978
MA4079, 3.0000%, 7/1/50	6,398,984	5,496,274
BK2913, 2.5000%, 8/1/50	647,537	540,349
FM5076, 4.0000%, 8/1/50	540,077	499,152
FS2713, 4.5000%, 10/1/50	2,993,328	2,856,493
FS5362, 4.5000%, 12/1/50	4,138,648	3,946,437
FS2546, 4.0000%, 3/1/51	114,493	106,177
MA4378, 2.0000%, 7/1/51	15,594,642	12,192,597
FS0359, 2.5000%, 1/1/52	4,581,218	3,792,767
CB2681, 3.5000%, 1/1/52	1,657,080	1,490,281
FS0662, 2.5000%, 2/1/52	21,440,439	17,737,145
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS5130, 2.5000%, 2/1/52	$16,607,292	$13,715,933
CB2750, 2.5000%, 2/1/52	7,262,791	5,960,498
CB2891, 3.0000%, 2/1/52	4,277,023	3,663,542
BV2802, 3.0000%, 2/1/52	596,936	511,078
CB2907, 3.5000%, 2/1/52	4,312,158	3,877,770
CB3043, 2.5000%, 3/1/52	9,179,415	7,593,903
FS1081, 2.5000%, 3/1/52	9,176,230	7,579,210
FS5988, 2.5000%, 3/1/52	6,912,153	5,698,025
CB3042, 2.5000%, 3/1/52	3,404,002	2,816,307
BT2256, 2.5000%, 3/1/52	772,064	637,695
BV2965, 2.5000%, 3/1/52	694,525	573,650
BV5152, 2.5000%, 3/1/52	635,314	525,580
BV2962, 2.5000%, 3/1/52	272,323	225,102
BV4144, 3.0000%, 3/1/52	3,439,326	2,958,317
BV5379, 3.0000%, 4/1/52	2,142,886	1,847,083
BV5380, 3.0000%, 4/1/52	1,828,052	1,572,183
CB3240, 3.0000%, 4/1/52	15,157	13,017
BV5394, 3.5000%, 4/1/52	2,470,080	2,216,955
FS1869, 3.5000%, 4/1/52	1,743,585	1,566,064
BV5393, 3.5000%, 4/1/52	1,340,965	1,204,836
BV8485, 3.5000%, 4/1/52	817,509	733,734
BV4203, 3.5000%, 4/1/52	453,942	407,894
BV8484, 3.5000%, 4/1/52	446,858	401,495
BV7632, 4.5000%, 4/1/52	386,728	364,495
BV6879, 4.5000%, 4/1/52	327,336	308,518
BV7132, 4.5000%, 4/1/52	187,635	176,819
BW0081, 4.5000%, 4/1/52	170,477	160,650
BW0072, 4.5000%, 4/1/52	148,927	140,342
BV7131, 4.5000%, 4/1/52	95,907	90,384
FS6926, 2.5000%, 5/1/52	15,246,082	12,581,299
BV8544, 3.5000%, 5/1/52	1,302,504	1,168,931
FS3377, 4.0000%, 5/1/52	1,094,699	1,015,191
BW0343, 4.5000%, 5/1/52	519,554	489,605
FS9074, 3.0000%, 6/1/52	8,168,140	6,990,243
FS5668, 3.0000%, 6/1/52	4,634,219	3,965,936
FS3160, 3.0000%, 6/1/52	582,200	498,327
CB3837, 3.5000%, 6/1/52	7,610,414	6,833,804
FS2144, 3.5000%, 6/1/52	4,291,327	3,857,686
FS5339, 3.0000%, 7/1/52	3,376,379	2,890,360
FS5491, 3.0000%, 7/1/52	2,516,001	2,153,539
CB4076, 3.5000%, 7/1/52	1,117,425	1,003,397
CB4329, 3.5000%, 7/1/52	361,853	325,260
BW0972, 4.5000%, 7/1/52	1,910,068	1,804,658
CB4320, 3.5000%, 8/1/52	732,214	657,438
BW7369, 5.0000%, 10/1/52	1,611,607	1,569,629
BW1288, 5.0000%, 10/1/52	718,748	699,561
BT8021, 5.0000%, 1/1/53	1,075,294	1,046,766
BX5759, 5.0000%, 1/1/53	362,409	352,622
BX5969, 5.0000%, 2/1/53	440,641	428,389
BX8071, 5.0000%, 3/1/53	264,722	257,103
BX7860, 5.5000%, 3/1/53	370,398	369,681
BX9351, 5.0000%, 4/1/53	513,275	498,504
BY0782, 5.5000%, 4/1/53	187,859	187,470
BY1920, 5.0000%, 5/1/53	262,163	254,618
BY1896, 5.5000%, 5/1/53	346,057	345,317
BY0866, 5.5000%, 5/1/53	179,386	179,003
BY3263, 5.0000%, 6/1/53	376,902	366,055
BY2783, 5.0000%, 6/1/53	317,208	308,079
FS5292, 5.5000%, 6/1/53	9,254,324	9,252,047
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BY4284, 5.5000%, 6/1/53	$148,592	$148,601
CB6686, 4.5000%, 7/1/53	2,054,201	1,953,777
FS9027, 5.5000%, 7/1/53	16,502,666	16,457,176
CB6689, 5.5000%, 7/1/53	13,625,088	13,457,668
BY6374, 5.5000%, 7/1/53	426,742	425,772
BY7004, 5.5000%, 7/1/53	229,142	229,138
CB6851, 4.5000%, 8/1/53	1,277,438	1,214,988
BY6690, 5.0000%, 8/1/53	314,019	305,288
CB7112, 5.5000%, 9/1/53	7,428,210	7,420,363
CB7430, 5.5000%, 11/1/53	2,117,911	2,127,941
FS8037, 6.0000%, 1/1/54	2,024,989	2,081,129
CB8221, 5.5000%, 3/1/54	10,304,498	10,230,446
CB8134, 5.5000%, 3/1/54	3,870,554	3,886,350
FS7607, 6.0000%, 3/1/54	1,755,120	1,798,170
FS7643, 6.0000%, 4/1/54	4,218,962	4,313,283
CB8543, 6.0000%, 5/1/54	6,553,567	6,667,942
CB8818, 5.0000%, 7/1/54	3,051,922	2,953,423
FS9246, 5.5000%, 10/1/54	1,866,439	1,859,720
FS9408, 5.5000%, 10/1/54	1,833,876	1,818,248
CB9612, 5.5000%, 12/1/54	6,375,646	6,333,122
BF0130, 3.5000%, 8/1/56	15,363,848	13,537,453
BF0167, 3.0000%, 2/1/57	8,871,593	7,419,982
BF0189, 3.0000%, 6/1/57	32,937	27,561
BF0619, 2.5000%, 3/1/62	15,188,201	11,982,261
BF0598, 2.5000%, 3/1/62	3,021,267	2,433,019
		317,050,191
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	444,461	412,689
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	5,303,180	5,098,430
ZK8962, 3.0000%, 9/1/32	189,586	180,229
ZK9009, 3.0000%, 10/1/32	236,843	224,819
ZK9163, 3.0000%, 1/1/33	132,987	126,306
SB0040, 2.5000%, 12/1/33	4,630,534	4,368,637
QN0786, 3.0000%, 10/1/34	41,923	39,463
QN0783, 3.0000%, 10/1/34	20,348	19,152
QN0951, 2.5000%, 11/1/34	1,618,387	1,483,283
SB0116, 2.5000%, 11/1/34	565,742	518,513
SB0866, 2.5000%, 6/1/37	6,531,074	5,952,356
ZS3695, 6.0000%, 4/1/40	893,405	928,584
ZT1145, 4.5000%, 5/1/44	851,843	823,234
ZT1257, 3.0000%, 1/1/46	78,154	69,187
ZT1173, 4.0000%, 2/1/46	2,563,517	2,393,005
ZT1633, 4.0000%, 3/1/47	5,788	5,403
ZM7182, 4.5000%, 7/1/48	656,012	626,024
ZM7926, 5.0000%, 9/1/48	114,387	112,014
ZT1320, 4.0000%, 11/1/48	131,370	121,829
SI2017, 4.0000%, 12/1/48	1,562,145	1,448,674
ZA7158, 4.5000%, 6/1/49	108,357	102,957
RA1087, 4.5000%, 7/1/49	837,197	795,475
RA1088, 4.5000%, 7/1/49	138,368	131,916
QA2159, 3.0000%, 8/1/49	373,464	317,658
RA1188, 4.5000%, 8/1/49	758,251	720,464
QA4936, 3.0000%, 12/1/49	606,504	522,168
QA5622, 3.0000%, 12/1/49	262,728	226,194
RA1999, 4.5000%, 1/1/50	517,873	492,064
SD8040, 4.5000%, 1/1/50	136,393	130,058
SD1551, 4.0000%, 3/1/50	1,535,668	1,424,132
QB1708, 2.5000%, 8/1/50	359,710	300,278
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QB2976, 2.5000%, 8/1/50	$145,228	$121,188
QB3353, 2.5000%, 9/1/50	640,418	534,210
SD1143, 4.5000%, 9/1/50	4,563,527	4,354,913
RA5285, 2.5000%, 5/1/51	4,510,882	3,713,215
QC5848, 2.5000%, 8/1/51	12,594,700	10,359,755
RA5906, 2.5000%, 9/1/51	8,806,425	7,269,926
SD0688, 2.5000%, 10/1/51	11,059,078	9,119,965
SD7548, 2.5000%, 11/1/51	5,656,105	4,691,420
QD6087, 2.5000%, 1/1/52	1,361,871	1,128,178
QD4842, 2.5000%, 1/1/52	881,774	730,192
QD7069, 2.5000%, 2/1/52	2,097,869	1,735,515
QD9513, 2.5000%, 2/1/52	1,069,835	879,123
QD6554, 3.0000%, 2/1/52	991,194	852,682
QD6555, 3.0000%, 2/1/52	649,881	560,318
SD0931, 2.5000%, 3/1/52	8,938,832	7,360,405
QD8288, 2.5000%, 3/1/52	352,307	290,992
QD9182, 3.0000%, 3/1/52	1,166,536	1,005,639
QE0318, 4.5000%, 3/1/52	80,488	75,861
SD0943, 3.5000%, 4/1/52	1,748,239	1,572,264
QE0354, 3.5000%, 4/1/52	903,071	810,527
QE1072, 3.5000%, 4/1/52	898,793	806,688
QE1073, 3.5000%, 4/1/52	265,535	238,579
QD9191, 3.5000%, 4/1/52	262,609	235,971
SD8212, 2.5000%, 5/1/52	12,017,770	9,808,902
SD3493, 2.5000%, 5/1/52	3,775,077	3,115,490
SD1041, 3.0000%, 6/1/52	10,615,239	9,156,750
SD7023, 3.0000%, 6/1/52	2,780,374	2,378,769
SD1840, 3.0000%, 6/1/52	1,986,542	1,700,355
QF0488, 5.5000%, 9/1/52	1,974,594	1,967,692
QF2386, 5.0000%, 10/1/52	3,193,527	3,106,329
QF2145, 5.0000%, 10/1/52	99,198	96,489
QF2437, 5.5000%, 10/1/52	123,185	123,556
QF7813, 5.0000%, 1/1/53	209,169	203,586
QF6841, 5.0000%, 1/1/53	182,051	177,002
QF8398, 5.0000%, 3/1/53	766,021	743,976
QF9871, 5.0000%, 3/1/53	732,052	710,984
QG1442, 5.0000%, 4/1/53	890,725	863,231
QG2380, 5.0000%, 5/1/53	1,832,020	1,779,297
QG3598, 5.0000%, 5/1/53	1,051,436	1,021,178
QG3742, 5.0000%, 5/1/53	201,482	195,684
SD2897, 5.5000%, 5/1/53	1,570,471	1,559,283
QG2543, 5.5000%, 5/1/53	769,899	768,252
QG3917, 5.0000%, 6/1/53	1,417,912	1,377,106
QG4742, 5.0000%, 6/1/53	704,686	680,145
QG5161, 5.0000%, 6/1/53	658,705	635,657
QG5055, 5.0000%, 6/1/53	563,198	543,584
QG4676, 5.0000%, 6/1/53	267,415	258,058
QG3912, 5.5000%, 6/1/53	1,764,234	1,760,460
QG4840, 5.5000%, 6/1/53	680,352	672,075
QG4679, 5.5000%, 6/1/53	558,388	551,492
QG5487, 5.5000%, 6/1/53	529,262	522,823
QG4741, 5.5000%, 6/1/53	434,927	429,536
QG6693, 5.5000%, 7/1/53	1,912,937	1,908,587
QG5660, 5.5000%, 7/1/53	1,278,247	1,262,461
QG7441, 5.5000%, 7/1/53	1,104,076	1,101,565
SD4294, 5.5000%, 9/1/53	1,503,957	1,510,431
RA9851, 6.0000%, 9/1/53	11,849,264	12,055,202
SD4009, 6.0000%, 9/1/53	3,474,551	3,559,776
SD4668, 6.0000%, 10/1/53	6,463,929	6,535,863
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD4247, 6.5000%, 11/1/53	$4,571,961	$4,742,140
SD5067, 5.5000%, 3/1/54	1,734,787	1,731,344
QI2699, 5.5000%, 4/1/54	1,042,550	1,047,568
RJ1341, 6.0000%, 4/1/54	4,834,258	4,918,627
RJ1505, 5.0000%, 5/1/54	322,709	312,294
RJ2663, 5.0000%, 10/1/54	2,197,980	2,127,042
RJ3021, 5.5000%, 12/1/54	11,922,601	11,765,080
		189,635,753
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	24,093,317	20,115,294
4.0000%, TBA, 30 Year Maturity	11,354,740	10,455,467
4.5000%, TBA, 30 Year Maturity	9,618,566	9,093,719
5.0000%, TBA, 30 Year Maturity	4,526,907	4,389,832
		44,054,312
Ginnie Mae I Pool:
BC7161, 4.0000%, 8/15/47	419,087	390,854
BD7109, 4.0000%, 11/15/47	374,397	347,449
BD7135, 4.0000%, 12/15/47	1,073,323	996,067
		1,734,370
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	9,300,231	8,176,486
BB9835, 4.0000%, 8/20/47	283,398	264,206
BB9814, 4.0000%, 8/20/47	108,490	101,143
MA5021, 4.5000%, 2/20/48	1,209,860	1,159,802
MA5192, 4.0000%, 5/20/48	5,174,994	4,812,839
BH3672, 4.5000%, 5/20/48	400,026	382,916
MA5264, 4.0000%, 6/20/48	1,455,248	1,352,953
MA5400, 5.0000%, 8/20/48	1,378,091	1,352,735
MA5930, 3.5000%, 5/20/49	12,243,735	11,035,011
MA7255, 2.5000%, 3/20/51	11,793,712	9,871,990
MA7313, 3.0000%, 4/20/51	4,111,067	3,575,915
MA7473, 3.0000%, 7/20/51	6,238,565	5,423,576
MA7535, 3.0000%, 8/20/51	17,932,184	15,586,801
785843, 2.5000%, 1/20/52	8,440,011	6,871,738
		69,968,111
Total Mortgage-Backed Securities (cost $681,769,307)		650,539,871
United States Treasury Notes/Bonds – 9.8%
4.3750%, 7/31/26	21,323,000	21,358,182
3.5000%, 9/30/26	14,810,000	14,623,453
4.0000%, 12/15/27	10,744,000	10,661,373
4.1250%, 11/30/29	64,595,300	63,861,419
4.1250%, 11/30/31	13,403,400	13,117,234
4.2500%, 11/15/34	115,974,200	112,951,517
4.6250%, 11/15/44	7,896,000	7,656,040
4.2500%, 8/15/54	15,636,600	14,279,356
Total United States Treasury Notes/Bonds (cost $261,072,165)		258,508,574
Investment Companies – 4.2%
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $111,632,365)	111,618,200	111,640,524
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	522,720	522,720
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$130,680	130,680
Total Investments Purchased with Cash Collateral from Securities Lending (cost $653,400)		653,400
Total Investments (total cost $2,728,779,463) – 101.8%		2,689,607,573
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(48,745,144)
Net Assets – 100%		$2,640,862,429
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,649,532,194	98.5%
Ireland	10,462,943	0.4
Luxembourg	8,208,999	0.3
France	7,086,647	0.3
Canada	6,920,098	0.2
United Kingdom	4,488,765	0.2
Germany	2,907,927	0.1
Total	$2,689,607,573	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$124,598,646	$601,488,678	$(614,441,480)	$(4,589)	$(731)	$111,640,524	111,618,200	$3,981,579
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	14,302,614	197,860,049	(211,639,943)	-	-	522,720	522,720	84,163 ∆
Total Affiliated Investments - 4.2%
	$138,901,260	$799,348,727	$(826,081,423)	$(4,589)	$(731)	$112,163,244	112,140,920	$4,065,742

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,088	4/3/25	$429,312,377	$(107,345)
5 Year US Treasury Note	5,896	4/3/25	626,772,440	(5,205,059)
Ultra Long Term US Treasury Bond	985	3/31/25	117,122,656	(5,265,465)
US Treasury Long Bond	2,801	3/31/25	318,876,344	(12,887,331)
Total - Futures Long				(23,465,200)
Futures Short:
10 Year US Treasury Note	528	3/31/25	(57,420,000)	569,250
Ultra 10-Year Treasury Note	2,129	3/31/25	(236,984,313)	5,338,886
Total - Futures Short				5,908,136
Total				$(17,557,064)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$5,908,136
Liability Derivatives:
*Futures contracts	$23,465,200

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$6,704,234	$6,704,234
Swap contracts	63,605	-	$63,605
Total	$63,605	$6,704,234	$6,767,839

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(28,916,761)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Futures contracts:
Average notional amount of contracts - long	$1,268,045,204
Average notional amount of contracts - short	265,568,393
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$634,381	$—	$(634,381)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $1,086,818,428, which represents 41.2% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$1,304,799	$1,279,542	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
18 | December 31, 2024

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$832,977,775	$-
Bank Loans and Mezzanine Loans	-	83,577,154	-
Corporate Bonds	-	751,710,275	-
Mortgage-Backed Securities	-	650,539,871	-
United States Treasury Notes/Bonds	-	258,508,574	-
Investment Companies	-	111,640,524	-
Investments Purchased with Cash Collateral from Securities Lending	-	653,400	-
Total Investments in Securities	$-	$2,689,607,573	$-
Other Financial Instruments(a):
Futures Contracts	5,908,136	-	-
Total Assets	$5,908,136	$2,689,607,573	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$23,465,200	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 19

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $2,616,624,378)(1)	$2,577,444,329
Affiliated investments, at value (cost $112,155,085)	112,163,244
Cash	146,738
Collateral for To Be Announced transactions	980,000
Deposits with brokers for futures	20,840,000
Variation margin receivable on futures contracts	687,935
Trustees' deferred compensation	73,023
Receivables:
Interest	18,582,949
TBA investments sold	4,612,236
Investments sold	2,505,103
Fund shares sold	2,104,394
Dividends from affiliates	576,598
Other assets	70,938
Total Assets	2,740,787,487
Liabilities:
Collateral for securities loaned (Note 3)	653,400
Variation margin payable on futures contracts	1,802,100
Payables:
TBA investments purchased	77,566,889
Investments purchased	9,889,851
Fund shares repurchased	7,279,936
Dividends	1,114,542
Advisory fees	831,129
Transfer agent fees and expenses	321,260
Trustees' deferred compensation fees	73,023
12b-1 Distribution and shareholder servicing fees	47,260
Professional fees	39,775
Affiliated fund administration fees payable	5,900
Trustees' fees and expenses	4,239
Custodian fees	2,445
Accrued expenses and other payables	293,309
Total Liabilities	99,925,058
Commitments and contingent liabilities (Note 4)
Net Assets	$2,640,862,429
See footnotes at the end of the Statement.
See Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,269,561,972
Total distributable earnings (loss)	(628,699,543)
Total Net Assets	$2,640,862,429
Net Assets - Class A Shares	$97,707,273
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,639,203
Net Asset Value Per Share(2)	$9.18
Maximum Offering Price Per Share(3)	$9.64
Net Assets - Class C Shares	$18,246,382
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,986,248
Net Asset Value Per Share(2)	$9.19
Net Assets - Class D Shares	$409,552,195
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,584,030
Net Asset Value Per Share	$9.19
Net Assets - Class I Shares	$1,206,969,512
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	131,369,679
Net Asset Value Per Share	$9.19
Net Assets - Class N Shares	$620,051,387
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	67,543,775
Net Asset Value Per Share	$9.18
Net Assets - Class R Shares	$13,312,056
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,448,814
Net Asset Value Per Share	$9.19
Net Assets - Class S Shares	$15,140,986
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,648,091
Net Asset Value Per Share	$9.19
Net Assets - Class T Shares	$259,882,638
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,295,891
Net Asset Value Per Share	$9.18

(1)	Includes $634,381 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Flexible Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$69,429,002
Dividends from affiliates	3,981,579
Affiliated securities lending income, net	84,163
Unaffiliated securities lending income, net	21,892
Other income	459,001
Total Investment Income	73,975,637
Expenses:
Advisory fees	5,638,048
12b-1 Distribution and shareholder servicing fees:
Class A Shares	130,437
Class C Shares	93,754
Class R Shares	34,976
Class S Shares	19,574
Transfer agent administrative fees and expenses:
Class D Shares	234,511
Class R Shares	17,868
Class S Shares	19,592
Class T Shares	350,528
Transfer agent networking and omnibus fees:
Class A Shares	86,292
Class C Shares	6,483
Class I Shares	513,869
Other transfer agent fees and expenses:
Class A Shares	2,608
Class C Shares	395
Class D Shares	36,302
Class I Shares	18,799
Class N Shares	12,054
Class R Shares	196
Class S Shares	136
Class T Shares	1,443
Shareholder reports expense	104,531
Registration fees	96,570
Affiliated fund administration fees	52,500
Professional fees	41,900
Custodian fees	26,312
Trustees' fees and expenses	25,859
Other expenses	210,383
Total Expenses	7,775,920
Less: Excess Expense Reimbursement and Waivers	(716,643)
Net Expenses	7,059,277
Net Investment Income/(Loss)	66,916,360
Net Realized Gain/(Loss) on Investments:
Investments	6,340,650
Investments in affiliates	(4,589)
Futures contracts	6,704,234
Swap contracts	63,605
Total Net Realized Gain/(Loss) on Investments	13,103,900
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	6,370,926
Investments in affiliates	(731)
Futures contracts	(28,916,761)
Total Change in Unrealized Net Appreciation/Depreciation	(22,546,566)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$57,473,694
See Notes to Financial Statements.
22 | December 31, 2024

Janus Henderson Flexible Bond Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$66,916,360	$124,140,450
Net realized gain/(loss) on investments	13,103,900	(135,924,674)
Change in unrealized net appreciation/depreciation	(22,546,566)	105,217,097
Net Increase/(Decrease) in Net Assets Resulting from Operations	57,473,694	93,432,873
Dividends and Distributions to Shareholders:
Class A Shares	(2,441,825)	(4,665,824)
Class C Shares	(385,708)	(883,554)
Class D Shares	(10,419,253)	(19,359,312)
Class I Shares	(31,638,952)	(63,346,853)
Class N Shares	(15,146,373)	(22,304,784)
Class R Shares	(303,615)	(621,298)
Class S Shares	(352,125)	(607,502)
Class T Shares	(6,659,854)	(13,615,380)
Net Decrease from Dividends and Distributions to Shareholders	(67,347,705)	(125,404,507)
Capital Share Transactions:
Class A Shares	(3,072,812)	(10,326,342)
Class C Shares	(1,265,729)	(8,639,104)
Class D Shares	(1,436,540)	(25,870,927)
Class I Shares	(31,060,267)	(230,719,019)
Class N Shares	99,071,700	49,063,821
Class R Shares	(917,844)	(3,202,639)
Class S Shares	(226,390)	1,040,680
Class T Shares	(15,140,488)	(68,926,362)
Net Increase/(Decrease) from Capital Share Transactions	45,951,630	(297,579,892)
Net Increase/(Decrease) in Net Assets	36,077,619	(329,551,526)
Net Assets:
Beginning of period	2,604,784,810	2,934,336,336
End of period	$2,640,862,429	$2,604,784,810
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.41	0.31	0.17	0.20	0.25
Net realized and unrealized gain/(loss)	(0.03)	(0.09)	(0.46)	(1.38)	0.04	0.76
Total from Investment Operations	0.19	0.32	(0.15)	(1.21)	0.24	1.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.41)	(0.31)	(0.19)	(0.22)	(0.26)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.22)	(0.41)	(0.31)	(0.19)	(0.22)	(0.26)
Net Asset Value, End of Period	$9.18	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	2.06%	3.57%	(1.50)%	(11.00)%	2.19%	9.90%
Net Assets, End of Period (in thousands)	$97,707	$101,055	$112,400	$113,840	$144,886	$118,862
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.88%	0.89%	0.85%	0.86%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.70%	0.71%	0.76%	0.86%	0.88%
Ratio of Net Investment Income/(Loss)	4.67%	4.43%	3.26%	1.59%	1.74%	2.30%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | December 31, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.34	0.24	0.09	0.13	0.18
Net realized and unrealized gain/(loss)	(0.02)	(0.08)	(0.46)	(1.38)	0.05	0.77
Total from Investment Operations	0.17	0.26	(0.22)	(1.29)	0.18	0.95
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.35)	(0.24)	(0.11)	(0.16)	(0.20)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.19)	(0.35)	(0.24)	(0.11)	(0.16)	(0.20)
Net Asset Value, End of Period	$9.19	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	1.82%	2.83%	(2.21)%	(11.62)%	1.60%	9.23%
Net Assets, End of Period (in thousands)	$18,246	$19,528	$28,509	$44,112	$74,867	$122,908
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%	1.50%	1.51%	1.49%	1.44%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.44%	1.43%	1.43%	1.45%	1.44%	1.50%
Ratio of Net Investment Income/(Loss)	3.98%	3.68%	2.47%	0.88%	1.17%	1.67%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.42	0.32	0.19	0.23	0.28
Net realized and unrealized gain/(loss)	(0.02)	(0.09)	(0.45)	(1.38)	0.05	0.77
Total from Investment Operations	0.21	0.33	(0.13)	(1.19)	0.28	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.42)	(0.33)	(0.21)	(0.26)	(0.30)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.23)	(0.42)	(0.33)	(0.21)	(0.26)	(0.30)
Net Asset Value, End of Period	$9.19	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	2.28%	3.71%	(1.37)%	(10.83)%	2.49%	10.22%
Net Assets, End of Period (in thousands)	$409,552	$412,081	$442,271	$496,739	$639,286	$641,920
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.59%	0.59%	0.57%	0.57%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.55%	0.56%	0.57%	0.57%	0.57%	0.59%
Ratio of Net Investment Income/(Loss)	4.87%	4.57%	3.38%	1.78%	2.03%	2.58%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | December 31, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.43	0.33	0.20	0.24	0.28
Net realized and unrealized gain/(loss)	(0.01)	(0.09)	(0.45)	(1.38)	0.04	0.77
Total from Investment Operations	0.22	0.34	(0.12)	(1.18)	0.28	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.43)	(0.34)	(0.22)	(0.26)	(0.30)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.24)	(0.43)	(0.34)	(0.22)	(0.26)	(0.30)
Net Asset Value, End of Period	$9.19	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	2.32%	3.83%	(1.25)%	(10.75)%	2.56%	10.31%
Net Assets, End of Period (in thousands)	$1,206,970	$1,240,734	$1,489,875	$1,527,891	$1,967,268	$1,746,376
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.53%	0.53%	0.53%	0.51%	0.50%	0.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.46%	0.45%	0.46%	0.47%	0.50%	0.51%
Ratio of Net Investment Income/(Loss)	4.95%	4.67%	3.51%	1.87%	2.10%	2.67%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.20	$9.29	$9.76	$11.15	$11.14	$10.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.43	0.33	0.21	0.24	0.29
Net realized and unrealized gain/(loss)	(0.02)	(0.09)	(0.46)	(1.38)	0.04	0.78
Total from Investment Operations	0.22	0.34	(0.13)	(1.17)	0.28	1.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.43)	(0.34)	(0.22)	(0.27)	(0.31)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.24)	(0.43)	(0.34)	(0.22)	(0.27)	(0.31)
Net Asset Value, End of Period	$9.18	$9.20	$9.29	$9.76	$11.15	$11.14
Total Return*	2.33%	3.84%	(1.35)%	(10.63)%	2.54%	10.49%
Net Assets, End of Period (in thousands)	$620,051	$526,371	$481,188	$549,639	$487,997	$539,154
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.46%	0.45%	0.45%	0.43%	0.43%	0.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.44%	0.45%	0.45%	0.43%	0.43%	0.44%
Ratio of Net Investment Income/(Loss)	5.00%	4.70%	3.51%	1.94%	2.18%	2.74%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | December 31, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.15	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.36	0.26	0.12	0.16	0.21
Net realized and unrealized gain/(loss)	(0.02)	(0.08)	(0.45)	(1.38)	0.04	0.78
Total from Investment Operations	0.18	0.28	(0.19)	(1.26)	0.20	0.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.37)	(0.27)	(0.14)	(0.19)	(0.23)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.20)	(0.37)	(0.27)	(0.14)	(0.19)	(0.23)
Net Asset Value, End of Period	$9.19	$9.21	$9.30	$9.76	$11.16	$11.15
Total Return*	1.95%	3.06%	(1.98)%	(11.38)%	1.80%	9.65%
Net Assets, End of Period (in thousands)	$13,312	$14,254	$17,622	$20,102	$25,664	$24,453
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.22%	1.20%	1.21%	1.18%	1.16%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.19%	1.20%	1.18%	1.16%	1.20%
Ratio of Net Investment Income/(Loss)	4.24%	3.93%	2.75%	1.16%	1.45%	1.98%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.38	0.29	0.15	0.19	0.24
Net realized and unrealized gain/(loss)	(0.02)	(0.08)	(0.46)	(1.38)	0.04	0.77
Total from Investment Operations	0.19	0.30	(0.17)	(1.23)	0.23	1.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.39)	(0.29)	(0.17)	(0.21)	(0.26)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.21)	(0.39)	(0.29)	(0.17)	(0.21)	(0.26)
Net Asset Value, End of Period	$9.19	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	2.08%	3.32%	(1.74)%	(11.17)%	2.11%	9.83%
Net Assets, End of Period (in thousands)	$15,141	$15,403	$14,489	$15,002	$19,114	$18,630
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	0.96%	0.97%	0.95%	0.94%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.95%	0.95%	0.94%	0.94%	0.95%
Ratio of Net Investment Income/(Loss)	4.48%	4.20%	3.01%	1.41%	1.66%	2.24%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | December 31, 2024

Janus Henderson Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14	$10.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.41	0.31	0.18	0.22	0.27
Net realized and unrealized gain/(loss)	(0.02)	(0.09)	(0.45)	(1.38)	0.04	0.77
Total from Investment Operations	0.20	0.32	(0.14)	(1.20)	0.26	1.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.41)	(0.32)	(0.20)	(0.24)	(0.29)
Return of capital	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.23)	(0.41)	(0.32)	(0.20)	(0.24)	(0.29)
Net Asset Value, End of Period	$9.18	$9.21	$9.30	$9.76	$11.16	$11.14
Total Return*	2.10%	3.59%	(1.48)%	(10.93)%	2.39%	10.12%
Net Assets, End of Period (in thousands)	$259,883	$275,359	$347,983	$383,193	$547,371	$597,879
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.69%	0.70%	0.68%	0.68%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.68%	0.69%	0.67%	0.67%	0.68%
Ratio of Net Investment Income/(Loss)	4.74%	4.44%	3.27%	1.67%	1.94%	2.49%
Portfolio Turnover Rate(3)	79%	170%	195%	158%	132%	175%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
32 | December 31, 2024

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Notes to Financial Statements (unaudited)
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
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Notes to Financial Statements (unaudited)
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
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Notes to Financial Statements (unaudited)
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at December 31, 2024.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC").
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $634,381. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $653,400, resulting in the net amount due to the counterparty of $19,019.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40
The Fund’s actual investment advisory fee rate for the reporting period was 0.41% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.40% for at least a one-year period commencing on October 28, 2024. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.45%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
Janus Investment Fund | 43

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $1,324.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $100.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(359,399,525)	$(218,045,011)	$(577,444,536)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnership.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,727,158,261	$15,104,811	$(52,655,499)	$(37,550,688)
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$5,908,136	$(23,465,200)	$(17,557,064)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 45

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	914,873	$8,616,795	2,180,833	$19,955,277
Reinvested dividends and distributions	188,446	1,769,040	367,217	3,362,536
Shares repurchased	(1,438,498)	(13,458,647)	(3,664,893)	(33,644,155)
Net Increase/(Decrease)	(335,179)	$(3,072,812)	(1,116,843)	$(10,326,342)
Class C Shares:
Shares sold	300,195	$2,819,957	314,555	$2,896,318
Reinvested dividends and distributions	38,753	363,939	91,226	835,170
Shares repurchased	(472,653)	(4,449,625)	(1,351,548)	(12,370,592)
Net Increase/(Decrease)	(133,705)	$(1,265,729)	(945,767)	$(8,639,104)
Class D Shares:
Shares sold	2,851,083	$26,748,857	3,277,784	$30,094,255
Reinvested dividends and distributions	1,035,795	9,725,469	1,969,330	18,039,072
Shares repurchased	(4,042,321)	(37,910,866)	(8,070,207)	(74,004,254)
Net Increase/(Decrease)	(155,443)	$(1,436,540)	(2,823,093)	$(25,870,927)
Class I Shares:
Shares sold	18,880,568	$177,014,079	34,110,321	$313,275,224
Reinvested dividends and distributions	2,922,292	27,440,012	5,993,730	54,905,147
Shares repurchased	(25,112,559)	(235,514,358)	(65,622,533)	(598,899,390)
Net Increase/(Decrease)	(3,309,699)	$(31,060,267)	(25,518,482)	$(230,719,019)
Class N Shares:
Shares sold	15,477,668	$147,059,544	16,973,727	$155,259,947
Reinvested dividends and distributions	1,482,306	13,901,443	2,166,830	19,838,147
Shares repurchased	(6,605,682)	(61,889,287)	(13,733,680)	(126,034,273)
Net Increase/(Decrease)	10,354,292	$99,071,700	5,406,877	$49,063,821
Class R Shares:
Shares sold	49,208	$461,150	223,479	$2,042,943
Reinvested dividends and distributions	31,928	299,888	66,792	611,888
Shares repurchased	(179,492)	(1,678,882)	(637,822)	(5,857,470)
Net Increase/(Decrease)	(98,356)	$(917,844)	(347,551)	$(3,202,639)
Class S Shares:
Shares sold	144,353	$1,353,167	420,136	$3,854,351
Reinvested dividends and distributions	37,473	351,821	66,193	606,561
Shares repurchased	(205,967)	(1,931,378)	(372,136)	(3,420,232)
Net Increase/(Decrease)	(24,141)	$(226,390)	114,193	$1,040,680
Class T Shares:
Shares sold	2,618,110	$24,666,556	2,950,609	$27,118,884
Reinvested dividends and distributions	698,039	6,553,957	1,464,100	13,405,531
Shares repurchased	(4,920,375)	(46,361,001)	(11,943,064)	(109,450,777)
Net Increase/(Decrease)	(1,604,226)	$(15,140,488)	(7,528,355)	$(68,926,362)
7.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$774,852,020	$932,581,032	$1,254,442,316	$1,138,165,031
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 47

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 57

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
58 | December 31, 2024

Janus Henderson Flexible Bond Fund
Notes
Janus Investment Fund | 59

Janus Henderson Flexible Bond Fund
Notes
60 | December 31, 2024

Janus Henderson Flexible Bond Fund
Notes
Janus Investment Fund | 61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93019 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Global Allocation Fund – Conservative
Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 31.5%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	331,938	$3,896,842
Janus Henderson Enterprise Fund - Class N Shares£	46,316	6,662,551
Janus Henderson Growth and Income Fund - Class N Shares£	102,933	7,106,621
Janus Henderson Overseas Fund - Class N Shares£	382,886	17,201,821
Janus Henderson Research Fund - Class N Shares£	69,500	5,893,324
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	24,344	382,661
Janus Henderson Triton Fund - Class N Shares£	5,048	138,908
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	90,580	1,043,442
		42,326,170
Exchange-Traded Funds (ETFs) – 30.1%
iShares Core International Aggregate Bond	249,598	12,459,932
iShares JP Morgan USD Emerging Markets Bond	121,411	10,810,434
iShares Russell 2000 Value	17,363	2,850,484
Janus Henderson Small Cap Growth Alpha£	14,452	947,329
Vanguard FTSE Emerging Markets	223,849	9,858,310
Vanguard Value	20,806	3,522,456
		40,448,945
Fixed Income Funds – 36.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	3,583,338	27,520,292
Janus Henderson Flexible Bond Fund - Class N Shares£	2,160,327	19,831,541
Janus Henderson High-Yield Fund - Class N Shares£	122,713	900,706
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	162,317	464,226
		48,716,765
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£	2,942,103	2,942,692
Total Investments (total cost $131,079,337) – 100.0%		134,434,572
Cash, Receivables and Other Assets, net of Liabilities – 0%		3,794
Net Assets – 100%		$134,438,366
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 70.6%
Equity Funds - 31.5%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$3,701,019	$264,136	$(264,296)	$115,479	$80,504	$3,896,842	331,938	$95,168	$60,492
Janus Henderson Enterprise Fund - Class N Shares
	6,341,881	631,560	(459,868)	28,185	120,793	6,662,551	46,316	77,529	365,281
Janus Henderson Growth and Income Fund - Class N Shares
	6,969,933	1,140,975	(486,800)	14,581	(532,068)	7,106,621	102,933	38,436	902,315
Janus Henderson Overseas Fund - Class N Shares
	18,499,851	817,433	(1,234,090)	76,392	(957,765)	17,201,821	382,886	310,140	-
Janus Henderson Research Fund - Class N Shares
	5,669,934	450,600	(394,548)	1,684	165,654	5,893,324	69,500	10,594	279,888
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	376,979	40,527	(27,057)	3,617	(11,405)	382,661	24,344	10,181	19,046
Janus Henderson Triton Fund - Class N Shares
	135,240	13,682	(9,598)	591	(1,007)	138,908	5,048	439	9,224
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	997,159	70,704	(71,892)	5,882	41,589	1,043,442	90,580	12,195	28,743
Total Equity Funds - 31.5%
	$42,691,996	$3,429,617	$(2,948,149)	$246,411	$(1,093,705)	$42,326,170	1,053,545	$554,682	$1,664,989
Exchange-Traded Funds (ETFs) - 0.7%
Janus Henderson Small Cap Growth Alpha
	888,026	28,212	(66,297)	4,272	93,116	947,329	14,452	9,905	-
Fixed Income Funds - 36.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	27,726,621	1,228,708	(1,923,379)	20,452	467,890	27,520,292	3,583,338	436,293	-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,168,197	1,090,823	(1,387,211)	(67,575)	27,307	19,831,541	2,160,327	517,682	-
Janus Henderson High-Yield Fund - Class N Shares
	891,373	57,391	(61,562)	1,427	12,077	900,706	122,713	32,013	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	465,419	25,684	(31,805)	(938)	5,866	464,226	162,317	12,578	-
Total Fixed Income Funds - 36.2%
	$49,251,610	$2,402,606	$(3,403,957)	$(46,634)	$513,140	$48,716,765	6,028,695	$998,566	$-
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	1,691,622	3,797,623	(2,546,550)	(3)	-	2,942,692	2,942,103	49,874	-
Total Affiliated Investments - 70.6%
	$94,523,254	$9,658,058	$(8,964,953)	$204,046	$(487,449)	$94,932,956	10,038,795	$1,613,027	$1,664,989
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$42,326,170	$-	$-
Exchange-Traded Funds (ETFs)	40,448,945	-	-
Fixed Income Funds	48,716,765	-	-
Money Markets	-	2,942,692	-
Total Assets	$131,491,880	$2,942,692	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Conservative
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $39,147,282)	$39,501,616
Affiliated investments, at value (cost $91,932,055)	94,932,956
Trustees' deferred compensation	3,734
Receivables:
Dividends	209,154
Investments sold	196,461
Dividends from affiliates	9,019
Due from adviser	8,643
Fund shares sold	7,542
Other assets	1,156
Total Assets	134,870,281
Liabilities:
Payables:
Investments purchased	178,191
Fund shares repurchased	170,345
Professional fees	24,123
Transfer agent fees and expenses	18,673
Advisory fees	6,042
Trustees' deferred compensation fees	3,734
12b-1 Distribution and shareholder servicing fees	2,829
Custodian fees	1,857
Trustees' fees and expenses	221
Accrued expenses and other payables	25,900
Total Liabilities	431,915
Commitments and contingent liabilities (Note 3)
Net Assets	$134,438,366
Net Assets Consist of:
Capital (par value and paid-in surplus)	$135,784,821
Total distributable earnings (loss)	(1,346,455)
Total Net Assets	$134,438,366
Net Assets - Class A Shares	$5,337,696
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	462,260
Net Asset Value Per Share(1)	$11.55
Maximum Offering Price Per Share(2)	$12.25
Net Assets - Class C Shares	$1,803,331
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	158,906
Net Asset Value Per Share(1)	$11.35
Net Assets - Class D Shares	$117,267,239
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,108,147
Net Asset Value Per Share	$11.60
Net Assets - Class I Shares	$1,987,543
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	171,294
Net Asset Value Per Share	$11.60
Net Assets - Class S Shares	$61,726
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,342
Net Asset Value Per Share	$11.55
Net Assets - Class T Shares	$7,980,831
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	688,955
Net Asset Value Per Share	$11.58

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends from affiliates	$1,613,027
Dividends	1,254,580
Other income	202
Total Investment Income	2,867,809
Expenses:
Advisory fees	34,948
12b-1 Distribution and shareholder servicing fees:
Class A Shares	7,090
Class C Shares	9,935
Class S Shares	77
Transfer agent administrative fees and expenses:
Class D Shares	66,745
Class S Shares	77
Class T Shares	10,474
Transfer agent networking and omnibus fees:
Class A Shares	2,439
Class C Shares	856
Class I Shares	1,068
Other transfer agent fees and expenses:
Class A Shares	166
Class C Shares	54
Class D Shares	8,163
Class I Shares	45
Class S Shares	5
Class T Shares	78
Registration fees	58,365
Professional fees	23,435
Shareholder reports expense	11,224
Custodian fees	5,601
Trustees' fees and expenses	1,318
Other expenses	7,401
Total Expenses	249,564
Less: Excess Expense Reimbursement and Waivers	(46,598)
Net Expenses	202,966
Net Investment Income/(Loss)	2,664,843
Net Realized Gain/(Loss) on Investments:
Investments	48,743
Investments in affiliates	204,046
Capital gain distributions from underlying funds	1,664,989
Total Net Realized Gain/(Loss) on Investments	1,917,778
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	528,803
Investments in affiliates	(487,449)
Total Change in Unrealized Net Appreciation/Depreciation	41,354
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,623,975
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Conservative
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$2,664,843	$2,690,514
Net realized gain/(loss) on investments	1,917,778	(1,033,123)
Change in unrealized net appreciation/depreciation	41,354	8,288,359
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,623,975	9,945,750
Dividends and Distributions to Shareholders:
Class A Shares	(106,932)	(90,046)
Class C Shares	(9,047)	(24,374)
Class D Shares	(2,758,063)	(1,981,569)
Class I Shares	(47,465)	(26,674)
Class S Shares	(1,130)	(879)
Class T Shares	(176,223)	(156,405)
Net Decrease from Dividends and Distributions to Shareholders	(3,098,860)	(2,279,947)
Capital Share Transactions:
Class A Shares	(398,137)	(1,187,876)
Class C Shares	(422,833)	(1,410,006)
Class D Shares	(1,139,878)	(14,606,730)
Class I Shares	126,663	(91,666)
Class S Shares	3,165	(591)
Class T Shares	(284,285)	(2,995,590)
Net Increase/(Decrease) from Capital Share Transactions	(2,115,305)	(20,292,459)
Net Increase/(Decrease) in Net Assets	(590,190)	(12,626,656)
Net Assets:
Beginning of period	135,028,556	147,655,212
End of period	$134,438,366	$135,028,556
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.40	$10.77	$10.52	$13.99	$12.28	$12.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.19	0.14	0.39	0.25	0.14
Net realized and unrealized gain/(loss)	0.18	0.61	0.33	(2.57)	2.07	0.19
Total from Investment Operations	0.39	0.80	0.47	(2.18)	2.32	0.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.17)	(0.04)	(0.41)	(0.26)	(0.13)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.24)	(0.17)	(0.22)	(1.29)	(0.61)	(0.58)
Net Asset Value, End of Period	$11.55	$11.40	$10.77	$10.52	$13.99	$12.28
Total Return*	3.38%	7.51%	4.54%	(17.15)%	19.10%	2.58%
Net Assets, End of Period (in thousands)	$5,338	$5,648	$6,511	$7,213	$8,650	$4,030
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.53%	0.51%	0.51%	0.47%	0.47%	0.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.48%	0.48%	0.48%	0.47%	0.47%	0.47%
Ratio of Net Investment Income/(Loss)(2)	3.57%	1.78%	1.36%	3.03%	1.84%	1.13%
Portfolio Turnover Rate	8%	111%	41%	43%	34%	57%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.08	$10.49	$10.28	$13.67	$12.01	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.11	0.08	0.29	0.18	0.05
Net realized and unrealized gain/(loss)	0.17	0.59	0.31	(2.50)	1.98	0.18
Total from Investment Operations	0.33	0.70	0.39	(2.21)	2.16	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	—	(0.30)	(0.15)	(0.03)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.06)	(0.11)	(0.18)	(1.18)	(0.50)	(0.48)
Net Asset Value, End of Period	$11.35	$11.08	$10.49	$10.28	$13.67	$12.01
Total Return*	2.95%	6.66%	3.88%	(17.65)%	18.20%	1.85%
Net Assets, End of Period (in thousands)	$1,803	$2,171	$3,461	$6,096	$9,356	$10,655
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.27%	1.24%	1.18%	1.18%	1.15%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.22%	1.21%	1.15%	1.18%	1.15%	1.18%
Ratio of Net Investment Income/(Loss)(2)	2.76%	1.08%	0.76%	2.31%	1.38%	0.41%
Portfolio Turnover Rate	8%	111%	41%	43%	34%	57%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.49	$10.84	$10.59	$14.06	$12.34	$12.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.22	0.17	0.41	0.30	0.16
Net realized and unrealized gain/(loss)	0.16	0.62	0.32	(2.57)	2.05	0.20
Total from Investment Operations	0.39	0.84	0.49	(2.16)	2.35	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.19)	(0.06)	(0.43)	(0.28)	(0.16)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.28)	(0.19)	(0.24)	(1.31)	(0.63)	(0.61)
Net Asset Value, End of Period	$11.60	$11.49	$10.84	$10.59	$14.06	$12.34
Total Return*	3.38%	7.77%	4.78%	(16.91)%	19.27%	2.77%
Net Assets, End of Period (in thousands)	$117,267	$117,136	$125,119	$129,498	$174,449	$147,682
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.33%	0.32%	0.31%	0.27%	0.28%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.26%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income/(Loss)(2)	3.87%	1.98%	1.57%	3.22%	2.20%	1.32%
Portfolio Turnover Rate	8%	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.49	$10.84	$10.59	$14.07	$12.34	$12.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.21	0.17	0.42	0.29	0.17
Net realized and unrealized gain/(loss)	0.15	0.62	0.33	(2.58)	2.07	0.20
Total from Investment Operations	0.39	0.83	0.50	(2.16)	2.36	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.18)	(0.07)	(0.44)	(0.28)	(0.16)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.28)	(0.18)	(0.25)	(1.32)	(0.63)	(0.61)
Net Asset Value, End of Period	$11.60	$11.49	$10.84	$10.59	$14.07	$12.34
Total Return*	3.42%	7.73%	4.80%	(16.92)%	19.39%	2.89%
Net Assets, End of Period (in thousands)	$1,988	$1,848	$1,842	$2,645	$3,830	$3,381
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.30%	0.29%	0.28%	0.24%	0.22%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.25%	0.25%	0.24%	0.22%	0.21%
Ratio of Net Investment Income/(Loss)(2)	3.98%	1.93%	1.56%	3.27%	2.16%	1.37%
Portfolio Turnover Rate	8%	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.40	$10.79	$10.52	$13.97	$12.25	$12.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.18	0.13	0.36	0.25	0.11
Net realized and unrealized gain/(loss)	0.16	0.60	0.32	(2.55)	2.02	0.20
Total from Investment Operations	0.37	0.78	0.45	(2.19)	2.27	0.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.17)	—	(0.38)	(0.20)	(0.06)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.22)	(0.17)	(0.18)	(1.26)	(0.55)	(0.51)
Net Asset Value, End of Period	$11.55	$11.40	$10.79	$10.52	$13.97	$12.25
Total Return*	3.20%	7.24%	4.36%	(17.19)%	18.70%	2.43%
Net Assets, End of Period (in thousands)	$62	$58	$55	$96	$108	$126
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.71%	0.68%	0.69%	0.65%	0.65%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.66%	0.65%	0.66%	0.65%	0.65%	0.63%
Ratio of Net Investment Income/(Loss)(2)	3.52%	1.61%	1.19%	2.83%	1.88%	0.90%
Portfolio Turnover Rate	8%	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.46	$10.82	$10.56	$14.03	$12.32	$12.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.21	0.16	0.41	0.29	0.16
Net realized and unrealized gain/(loss)	0.16	0.61	0.33	(2.58)	2.04	0.20
Total from Investment Operations	0.38	0.82	0.49	(2.17)	2.33	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.18)	(0.05)	(0.42)	(0.27)	(0.15)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)	(0.45)
Total Dividends and Distributions	(0.26)	(0.18)	(0.23)	(1.30)	(0.62)	(0.60)
Net Asset Value, End of Period	$11.58	$11.46	$10.82	$10.56	$14.03	$12.32
Total Return*	3.32%	7.65%	4.76%	(17.02)%	19.12%	2.78%
Net Assets, End of Period (in thousands)	$7,981	$8,168	$10,666	$12,373	$16,283	$15,174
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.45%	0.42%	0.42%	0.39%	0.39%	0.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.34%	0.35%	0.36%	0.35%	0.36%
Ratio of Net Investment Income/(Loss)(2)	3.76%	1.96%	1.51%	3.22%	2.14%	1.27%
Portfolio Turnover Rate	8%	111%	41%	43%	34%	57%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $12.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
3.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,571,859)	$(6,389,311)	$(7,961,170)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$131,984,085	$3,924,774	$(1,474,287)	$2,450,487
18 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
4.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	16,809	$195,937	42,053	$454,098
Reinvested dividends and distributions	7,970	92,296	7,151	79,449
Shares repurchased	(57,745)	(686,370)	(158,331)	(1,721,423)
Net Increase/(Decrease)	(32,966)	$(398,137)	(109,127)	$(1,187,876)
Class C Shares:
Shares sold	52	$600	481	$5,200
Reinvested dividends and distributions	783	8,916	2,228	24,131
Shares repurchased	(37,841)	(432,349)	(136,908)	(1,439,337)
Net Increase/(Decrease)	(37,006)	$(422,833)	(134,199)	$(1,410,006)
Class D Shares:
Shares sold	521,044	$6,219,121	564,016	$6,215,314
Reinvested dividends and distributions	234,101	2,722,594	175,584	1,963,026
Shares repurchased	(844,652)	(10,081,593)	(2,084,793)	(22,785,070)
Net Increase/(Decrease)	(89,507)	$(1,139,878)	(1,345,193)	$(14,606,730)
Class I Shares:
Shares sold	33,606	$403,791	61,986	$680,383
Reinvested dividends and distributions	4,053	47,142	2,367	26,465
Shares repurchased	(27,127)	(324,270)	(73,572)	(798,514)
Net Increase/(Decrease)	10,532	$126,663	(9,219)	$(91,666)
Class S Shares:
Shares sold	175	$2,057	309	$3,375
Reinvested dividends and distributions	97	1,130	79	879
Shares repurchased	(2)	(22)	(433)	(4,845)
Net Increase/(Decrease)	270	$3,165	(45)	$(591)
Class T Shares:
Shares sold	175,087	$2,095,207	246,651	$2,669,704
Reinvested dividends and distributions	14,938	173,428	13,830	154,199
Shares repurchased	(213,988)	(2,552,920)	(533,741)	(5,819,493)
Net Increase/(Decrease)	(23,963)	$(284,285)	(273,260)	$(2,995,590)
5.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$10,820,495	$11,727,947	$-	$-
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
28 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Conservative
Notes
32 | December 31, 2024

Janus Henderson Global Allocation Fund – Conservative
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93020 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Global Allocation Fund – Growth
Janus Investment Fund

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 59.7%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,082,515	$12,708,559
Janus Henderson Enterprise Fund - Class N Shares£	150,626	21,668,366
Janus Henderson Growth and Income Fund - Class N Shares£	334,395	23,088,734
Janus Henderson Overseas Fund - Class N Shares£	1,246,018	55,981,697
Janus Henderson Research Fund - Class N Shares£	225,308	19,105,740
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	80,160	1,260,063
Janus Henderson Triton Fund - Class N Shares£	17,234	474,252
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	305,228	3,516,165
		137,803,576
Exchange-Traded Funds (ETFs) – 28.6%
iShares Core International Aggregate Bond	112,398	5,610,908
iShares JP Morgan USD Emerging Markets Bond	55,430	4,935,487
iShares Russell 2000 Value	55,954	9,185,968
Janus Henderson Small Cap Growth Alpha£	44,795	2,936,312
Vanguard FTSE Emerging Markets	719,328	31,679,205
Vanguard Value	68,833	11,653,427
		66,001,307
Fixed Income Funds – 9.5%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,616,407	12,414,168
Janus Henderson Flexible Bond Fund - Class N Shares£	976,197	8,961,422
Janus Henderson High-Yield Fund - Class N Shares£	54,070	396,870
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	73,467	210,116
		21,982,576
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£	5,105,073	5,106,094
Total Investments (total cost $216,152,341) – 100.0%		230,893,553
Cash, Receivables and Other Assets, net of Liabilities – 0%		78,828
Net Assets – 100%		$230,972,381
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.7%
Equity Funds - 59.7%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$12,142,610	$595,903	$(667,508)	$191,592	$445,962	$12,708,559	1,082,515	$306,559	$194,859
Janus Henderson Enterprise Fund - Class N Shares
	20,741,233	1,593,305	(1,163,309)	93,725	403,412	21,668,366	150,626	250,205	1,178,854
Janus Henderson Growth and Income Fund - Class N Shares
	22,778,352	3,193,648	(1,230,614)	70,511	(1,723,163)	23,088,734	334,395	123,990	2,895,727
Janus Henderson Overseas Fund - Class N Shares
	60,548,620	1,445,372	(3,163,617)	250,425	(3,099,103)	55,981,697	1,246,018	1,001,713	-
Janus Henderson Research Fund - Class N Shares
	18,485,383	1,074,145	(985,104)	4,355	526,961	19,105,740	225,308	34,081	900,460
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	1,248,808	104,906	(69,900)	9,619	(33,370)	1,260,063	80,160	33,114	61,948
Janus Henderson Triton Fund - Class N Shares
	464,600	36,395	(25,688)	2,966	(4,021)	474,252	17,234	1,488	31,250
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	3,379,965	163,056	(188,639)	18,041	143,742	3,516,165	305,228	40,765	95,669
Total Equity Funds - 59.7%
	$139,789,571	$8,206,730	$(7,494,379)	$641,234	$(3,339,580)	$137,803,576	3,441,484	$1,791,915	$5,358,767
Exchange-Traded Funds (ETFs) - 1.3%
Janus Henderson Small Cap Growth Alpha
	2,770,504	22,964	(160,114)	14,692	288,266	2,936,312	44,795	30,516	-
Fixed Income Funds - 9.5%
Janus Henderson Developed World Bond Fund - Class N Shares
	12,579,565	291,944	(679,684)	11,066	211,277	12,414,168	1,616,407	196,487	-
Janus Henderson Flexible Bond Fund - Class N Shares
	9,166,308	302,429	(492,358)	(31,122)	16,165	8,961,422	976,197	233,413	-
Janus Henderson High-Yield Fund - Class N Shares
	394,990	17,072	(21,207)	(1,233)	7,248	396,870	54,070	14,073	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	211,870	7,271	(11,279)	137	2,117	210,116	73,467	5,681	-
Total Fixed Income Funds - 9.5%
	$22,352,733	$618,716	$(1,204,528)	$(21,152)	$236,807	$21,982,576	2,720,141	$449,654	$-
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	3,560,383	4,160,126	(2,614,408)	(7)	-	5,106,094	5,105,073	98,685	-
Total Affiliated Investments - 72.7%
	$168,473,191	$13,008,536	$(11,473,429)	$634,767	$(2,814,507)	$167,828,558	11,311,493	$2,370,770	$5,358,767
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$137,803,576	$-	$-
Exchange-Traded Funds (ETFs)	66,001,307	-	-
Fixed Income Funds	21,982,576	-	-
Money Markets	-	5,106,094	-
Total Assets	$225,787,459	$5,106,094	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Growth
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $61,736,546)	$63,064,995
Affiliated investments, at value (cost $154,415,795)	167,828,558
Trustees' deferred compensation	6,405
Receivables:
Investments sold	251,384
Dividends	94,548
Dividends from affiliates	16,765
Fund shares sold	14,534
Other assets	1,994
Total Assets	231,279,183
Liabilities:
Payables:
Fund shares repurchased	119,726
Investments purchased	80,079
Transfer agent fees and expenses	32,993
Professional fees	24,130
Advisory fees	7,904
Trustees' deferred compensation fees	6,405
12b-1 Distribution and shareholder servicing fees	3,323
Custodian fees	1,964
Trustees' fees and expenses	395
Accrued expenses and other payables	29,883
Total Liabilities	306,802
Commitments and contingent liabilities (Note 3)
Net Assets	$230,972,381
Net Assets Consist of:
Capital (par value and paid-in surplus)	$212,195,874
Total distributable earnings (loss)	18,776,507
Total Net Assets	$230,972,381
Net Assets - Class A Shares	$6,292,655
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	491,717
Net Asset Value Per Share(1)	$12.80
Maximum Offering Price Per Share(2)	$13.58
Net Assets - Class C Shares	$1,790,728
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	143,063
Net Asset Value Per Share(1)	$12.52
Net Assets - Class D Shares	$197,182,751
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,231,093
Net Asset Value Per Share	$12.95
Net Assets - Class I Shares	$12,226,797
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	945,294
Net Asset Value Per Share	$12.93
Net Assets - Class S Shares	$1,219,608
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	95,943
Net Asset Value Per Share	$12.71
Net Assets - Class T Shares	$12,259,842
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	948,320
Net Asset Value Per Share	$12.93

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends from affiliates	$2,370,770
Dividends	1,508,396
Other income	349
Total Investment Income	3,879,515
Expenses:
Advisory fees	59,829
12b-1 Distribution and shareholder servicing fees:
Class A Shares	8,338
Class C Shares	9,222
Class S Shares	1,694
Transfer agent administrative fees and expenses:
Class D Shares	111,670
Class S Shares	1,694
Class T Shares	15,653
Transfer agent networking and omnibus fees:
Class A Shares	2,353
Class C Shares	666
Class I Shares	6,709
Other transfer agent fees and expenses:
Class A Shares	190
Class C Shares	48
Class D Shares	16,801
Class I Shares	256
Class S Shares	25
Class T Shares	110
Registration fees	58,211
Professional fees	23,658
Shareholder reports expense	18,574
Custodian fees	5,838
Trustees' fees and expenses	2,325
Other expenses	7,746
Total Expenses	351,610
Less: Excess Expense Reimbursement and Waivers	(11,858)
Net Expenses	339,752
Net Investment Income/(Loss)	3,539,763
Net Realized Gain/(Loss) on Investments:
Investments	128,485
Investments in affiliates	634,767
Capital gain distributions from underlying funds	5,358,767
Total Net Realized Gain/(Loss) on Investments	6,122,019
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	1,517,380
Investments in affiliates	(2,814,507)
Total Change in Unrealized Net Appreciation/Depreciation	(1,297,127)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,364,655
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Growth
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$3,539,763	$3,827,904
Net realized gain/(loss) on investments	6,122,019	21,240,994
Change in unrealized net appreciation/depreciation	(1,297,127)	1,780,036
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,364,655	26,848,934
Dividends and Distributions to Shareholders:
Class A Shares	(537,851)	(78,984)
Class C Shares	(141,675)	(12,756)
Class D Shares	(16,655,564)	(2,757,150)
Class I Shares	(1,041,159)	(186,334)
Class S Shares	(99,600)	(11,693)
Class T Shares	(1,022,144)	(162,020)
Net Decrease from Dividends and Distributions to Shareholders	(19,497,993)	(3,208,937)
Capital Share Transactions:
Class A Shares	(36,271)	(90,193)
Class C Shares	57,265	(770,250)
Class D Shares	9,573,851	(13,346,724)
Class I Shares	(633,721)	(1,646,568)
Class S Shares	(292,092)	384,562
Class T Shares	537,847	(1,580,660)
Net Increase/(Decrease) from Capital Share Transactions	9,206,879	(17,049,833)
Net Increase/(Decrease) in Net Assets	(1,926,459)	6,590,164
Net Assets:
Beginning of period	232,898,840	226,308,676
End of period	$230,972,381	$232,898,840
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.49	$12.15	$11.54	$16.53	$12.93	$14.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.19	0.13	0.48	0.18	0.17
Net realized and unrealized gain/(loss)	0.28	1.31	0.99	(3.08)	4.12	(0.32)
Total from Investment Operations	0.48	1.50	1.12	(2.60)	4.30	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.16)	(0.10)	(0.50)	(0.18)	(0.17)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(1.17)	(0.16)	(0.51)	(2.39)	(0.70)	(0.97)
Net Asset Value, End of Period	$12.80	$13.49	$12.15	$11.54	$16.53	$12.93
Total Return*	3.50%	12.46%	10.03%	(18.53)%	33.72%	(1.48)%
Net Assets, End of Period (in thousands)	$6,293	$6,633	$6,073	$5,148	$6,003	$4,381
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.46%	0.46%	0.48%	0.45%	0.46%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.46%	0.46%	0.48%	0.45%	0.46%	0.46%
Ratio of Net Investment Income/(Loss)(2)	2.78%	1.54%	1.11%	3.28%	1.17%	1.29%
Portfolio Turnover Rate	6%	100%	35%	32%	50%	49%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.16	$11.86	$11.25	$16.16	$12.65	$13.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.10	0.05	0.37	0.09	0.07
Net realized and unrealized gain/(loss)	0.28	1.27	0.97	(3.01)	4.00	(0.32)
Total from Investment Operations	0.42	1.37	1.02	(2.64)	4.09	(0.25)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.07)	—	(0.38)	(0.06)	(0.06)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(1.06)	(0.07)	(0.41)	(2.27)	(0.58)	(0.86)
Net Asset Value, End of Period	$12.52	$13.16	$11.86	$11.25	$16.16	$12.65
Total Return*	3.15%	11.58%	9.31%	(19.11)%	32.77%	(2.23)%
Net Assets, End of Period (in thousands)	$1,791	$1,820	$2,373	$3,031	$4,096	$4,497
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.20%	1.19%	1.14%	1.16%	1.14%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.20%	1.19%	1.14%	1.16%	1.14%	1.18%
Ratio of Net Investment Income/(Loss)(2)	2.08%	0.83%	0.40%	2.60%	0.64%	0.55%
Portfolio Turnover Rate	6%	100%	35%	32%	50%	49%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.64	$12.29	$11.66	$16.68	$13.04	$14.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.22	0.16	0.51	0.22	0.20
Net realized and unrealized gain/(loss)	0.29	1.32	1.00	(3.12)	4.15	(0.33)
Total from Investment Operations	0.50	1.54	1.16	(2.61)	4.37	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.19)	(0.12)	(0.52)	(0.21)	(0.20)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(1.19)	(0.19)	(0.53)	(2.41)	(0.73)	(1.00)
Net Asset Value, End of Period	$12.95	$13.64	$12.29	$11.66	$16.68	$13.04
Total Return*	3.66%	12.60%	10.31%	(18.41)%	34.01%	(1.37)%
Net Assets, End of Period (in thousands)	$197,183	$197,177	$190,497	$181,527	$233,735	$187,295
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.28%	0.28%	0.29%	0.26%	0.27%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.27%	0.28%	0.26%	0.27%	0.28%
Ratio of Net Investment Income/(Loss)(2)	3.00%	1.73%	1.31%	3.45%	1.45%	1.46%
Portfolio Turnover Rate	6%	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.63	$12.28	$11.65	$16.68	$13.04	$14.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.22	0.16	0.54	0.23	0.22
Net realized and unrealized gain/(loss)	0.29	1.32	1.01	(3.14)	4.14	(0.33)
Total from Investment Operations	0.50	1.54	1.17	(2.60)	4.37	(0.11)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.19)	(0.13)	(0.54)	(0.21)	(0.21)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(1.20)	(0.19)	(0.54)	(2.43)	(0.73)	(1.01)
Net Asset Value, End of Period	$12.93	$13.63	$12.28	$11.65	$16.68	$13.04
Total Return*	3.60%	12.63%	10.40%	(18.42)%	34.07%	(1.24)%
Net Assets, End of Period (in thousands)	$12,227	$13,397	$13,700	$11,359	$14,799	$11,548
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.24%	0.23%	0.23%	0.21%	0.21%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.24%	0.23%	0.23%	0.21%	0.21%	0.22%
Ratio of Net Investment Income/(Loss)(2)	2.92%	1.74%	1.37%	3.65%	1.49%	1.59%
Portfolio Turnover Rate	6%	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.38	$12.06	$11.45	$16.43	$12.85	$13.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.16	0.12	0.48	0.16	0.18
Net realized and unrealized gain/(loss)	0.29	1.30	0.99	(3.09)	4.08	(0.35)
Total from Investment Operations	0.46	1.46	1.11	(2.61)	4.24	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.14)	(0.09)	(0.48)	(0.14)	(0.14)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(1.13)	(0.14)	(0.50)	(2.37)	(0.66)	(0.94)
Net Asset Value, End of Period	$12.71	$13.38	$12.06	$11.45	$16.43	$12.85
Total Return*	3.42%	12.17%	9.97%	(18.71)%	33.45%	(1.67)%
Net Assets, End of Period (in thousands)	$1,220	$1,557	$1,031	$1,134	$1,408	$1,539
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.64%	0.63%	0.64%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.64%	0.63%	0.64%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	2.39%	1.27%	1.06%	3.31%	1.05%	1.30%
Portfolio Turnover Rate	6%	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.62	$12.27	$11.64	$16.65	$13.02	$14.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.21	0.15	0.49	0.21	0.19
Net realized and unrealized gain/(loss)	0.29	1.31	1.00	(3.10)	4.14	(0.32)
Total from Investment Operations	0.49	1.52	1.15	(2.61)	4.35	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.17)	(0.11)	(0.51)	(0.20)	(0.19)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)	(0.80)
Total Dividends and Distributions	(1.18)	(0.17)	(0.52)	(2.40)	(0.72)	(0.99)
Net Asset Value, End of Period	$12.93	$13.62	$12.27	$11.64	$16.65	$13.02
Total Return*	3.58%	12.52%	10.22%	(18.45)%	33.88%	(1.37)%
Net Assets, End of Period (in thousands)	$12,260	$12,316	$12,635	$13,387	$16,385	$13,330
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.39%	0.38%	0.39%	0.36%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.35%	0.34%	0.35%	0.34%	0.34%	0.35%
Ratio of Net Investment Income/(Loss)(2)	2.88%	1.65%	1.24%	3.34%	1.37%	1.43%
Portfolio Turnover Rate	6%	100%	35%	32%	50%	49%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $701.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
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Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
3.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$217,975,757	$13,799,658	$(881,862)	$12,917,796
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Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
4.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	25,646	$355,053	45,166	$576,075
Reinvested dividends and distributions	41,055	526,735	6,096	76,812
Shares repurchased	(66,750)	(918,059)	(59,332)	(743,080)
Net Increase/(Decrease)	(49)	$(36,271)	(8,070)	$(90,193)
Class C Shares:
Shares sold	6,044	$82,253	10,802	$128,326
Reinvested dividends and distributions	11,289	141,675	1,033	12,756
Shares repurchased	(12,510)	(166,663)	(73,706)	(911,332)
Net Increase/(Decrease)	4,823	$57,265	(61,871)	$(770,250)
Class D Shares:
Shares sold	286,098	$4,058,124	554,572	$7,076,644
Reinvested dividends and distributions	1,263,191	16,396,214	213,674	2,722,210
Shares repurchased	(770,253)	(10,880,487)	(1,818,994)	(23,145,578)
Net Increase/(Decrease)	779,036	$9,573,851	(1,050,748)	$(13,346,724)
Class I Shares:
Shares sold	81,511	$1,158,841	200,348	$2,539,602
Reinvested dividends and distributions	80,274	1,041,159	14,637	186,334
Shares repurchased	(199,189)	(2,833,721)	(348,239)	(4,372,504)
Net Increase/(Decrease)	(37,404)	$(633,721)	(133,254)	$(1,646,568)
Class S Shares:
Shares sold	1,933	$26,707	32,531	$403,745
Reinvested dividends and distributions	7,818	99,600	934	11,693
Shares repurchased	(30,122)	(418,399)	(2,678)	(30,876)
Net Increase/(Decrease)	(20,371)	$(292,092)	30,787	$384,562
Class T Shares:
Shares sold	163,301	$2,305,527	439,427	$5,646,206
Reinvested dividends and distributions	78,095	1,012,112	12,632	160,683
Shares repurchased	(197,221)	(2,779,792)	(577,937)	(7,387,549)
Net Increase/(Decrease)	44,175	$537,847	(125,878)	$(1,580,660)
5.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$13,502,293	$14,985,113	$-	$-
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
28 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Notes
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Growth
Notes
32 | December 31, 2024

Janus Henderson Global Allocation Fund – Growth
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93021 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Global Allocation Fund – Moderate
Janus Investment Fund

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 45.8%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	674,098	$7,913,730
Janus Henderson Enterprise Fund - Class N Shares£	93,890	13,506,208
Janus Henderson Growth and Income Fund - Class N Shares£	208,634	14,404,818
Janus Henderson Overseas Fund - Class N Shares£	775,151	34,825,564
Janus Henderson Research Fund - Class N Shares£	140,594	11,921,978
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	49,751	782,039
Janus Henderson Triton Fund - Class N Shares£	10,567	290,789
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	187,124	2,155,610
		85,800,736
Exchange-Traded Funds (ETFs) – 29.5%
iShares Core International Aggregate Bond	219,748	10,969,820
iShares JP Morgan USD Emerging Markets Bond	107,174	9,542,773
iShares Russell 2000 Value	34,942	5,736,428
Janus Henderson Small Cap Growth Alpha£	28,238	1,851,001
Vanguard FTSE Emerging Markets	449,684	19,804,084
Vanguard Value	42,673	7,224,539
		55,128,645
Fixed Income Funds – 23.0%
Janus Henderson Developed World Bond Fund - Class N Shares£	3,167,714	24,328,760
Janus Henderson Flexible Bond Fund - Class N Shares£	1,912,958	17,560,782
Janus Henderson High-Yield Fund - Class N Shares£	106,416	781,087
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	140,265	401,157
		43,071,786
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£	3,189,389	3,190,027
Total Investments (total cost $178,954,626) – 100.0%		187,191,194
Cash, Receivables and Other Assets, net of Liabilities – 0%		13,800
Net Assets – 100%		$187,204,994
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 71.5%
Equity Funds - 45.8%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$7,597,558	$408,401	$(493,119)	$145,433	$255,457	$7,913,730	674,098	$191,610	$121,793
Janus Henderson Enterprise Fund - Class N Shares
	12,991,576	1,059,137	(856,982)	61,084	251,393	13,506,208	93,890	156,412	736,943
Janus Henderson Growth and Income Fund - Class N Shares
	14,280,618	2,066,078	(909,288)	49,819	(1,082,409)	14,404,818	208,634	77,736	1,813,449
Janus Henderson Overseas Fund - Class N Shares
	37,850,078	1,075,774	(2,319,853)	160,798	(1,941,233)	34,825,564	775,151	624,939	-
Janus Henderson Research Fund - Class N Shares
	11,591,156	723,586	(732,161)	5,630	333,767	11,921,978	140,594	21,328	563,510
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	778,776	69,164	(51,222)	6,264	(20,943)	782,039	49,751	20,629	38,591
Janus Henderson Triton Fund - Class N Shares
	286,200	23,755	(18,597)	2,046	(2,615)	290,789	10,567	915	19,218
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,082,099	110,562	(136,885)	12,491	87,343	2,155,610	187,124	25,108	58,869
Total Equity Funds - 45.8%
	$87,458,061	$5,536,457	$(5,518,107)	$443,565	$(2,119,240)	$85,800,736	2,139,809	$1,118,677	$3,352,373
Exchange-Traded Funds (ETFs) - 1.0%
Janus Henderson Small Cap Growth Alpha
	1,754,555	23,346	(119,750)	11,291	181,559	1,851,001	28,238	19,247	-
Fixed Income Funds - 23.0%
Janus Henderson Developed World Bond Fund - Class N Shares
	24,771,453	695,299	(1,568,730)	16,158	414,580	24,328,760	3,167,714	386,426	-
Janus Henderson Flexible Bond Fund - Class N Shares
	18,048,468	683,518	(1,135,777)	(50,270)	14,843	17,560,782	1,912,958	459,586	-
Janus Henderson High-Yield Fund - Class N Shares
	781,179	37,464	(49,381)	(4,057)	15,882	781,087	106,416	27,832	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	406,454	15,880	(25,451)	102	4,172	401,157	140,265	10,898	-
Total Fixed Income Funds - 23.0%
	$44,007,554	$1,432,161	$(2,779,339)	$(38,067)	$449,477	$43,071,786	5,327,353	$884,742	$-
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	1,690,315	4,487,677	(2,987,956)	(9)	-	3,190,027	3,189,389	50,568	-
Total Affiliated Investments - 71.5%
	$134,910,485	$11,479,641	$(11,405,152)	$416,780	$(1,488,204)	$133,913,550	10,684,789	$2,073,234	$3,352,373
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$85,800,736	$-	$-
Exchange-Traded Funds (ETFs)	55,128,645	-	-
Fixed Income Funds	43,071,786	-	-
Money Markets	-	3,190,027	-
Total Assets	$184,001,167	$3,190,027	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Moderate
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $52,486,313)	$53,277,644
Affiliated investments, at value (cost $126,468,313)	133,913,550
Trustees' deferred compensation	5,196
Receivables:
Investments sold	226,653
Dividends	184,447
Fund shares sold	20,502
Dividends from affiliates	9,419
Due from adviser	8,823
Other assets	1,609
Total Assets	187,647,843
Liabilities:
Payables:
Fund shares repurchased	188,918
Investments purchased	157,108
Transfer agent fees and expenses	26,052
Professional fees	24,136
Advisory fees	8,380
Trustees' deferred compensation fees	5,196
12b-1 Distribution and shareholder servicing fees	2,615
Custodian fees	1,947
Trustees' fees and expenses	301
Accrued expenses and other payables	28,196
Total Liabilities	442,849
Commitments and contingent liabilities (Note 3)
Net Assets	$187,204,994
Net Assets Consist of:
Capital (par value and paid-in surplus)	$176,032,772
Total distributable earnings (loss)	11,172,222
Total Net Assets	$187,204,994
Net Assets - Class A Shares	$9,178,103
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	754,623
Net Asset Value Per Share(1)	$12.16
Maximum Offering Price Per Share(2)	$12.90
Net Assets - Class C Shares	$515,705
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	42,907
Net Asset Value Per Share(1)	$12.02
Net Assets - Class D Shares	$162,547,514
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,263,143
Net Asset Value Per Share	$12.26
Net Assets - Class I Shares	$3,295,135
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	269,148
Net Asset Value Per Share	$12.24
Net Assets - Class S Shares	$141,200
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,538
Net Asset Value Per Share	$12.24
Net Assets - Class T Shares	$11,527,337
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	943,537
Net Asset Value Per Share	$12.22

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends from affiliates	$2,073,234
Dividends	1,488,139
Other income	285
Total Investment Income	3,561,658
Expenses:
Advisory fees	48,772
12b-1 Distribution and shareholder servicing fees:
Class A Shares	12,013
Class C Shares	2,664
Class S Shares	684
Transfer agent administrative fees and expenses:
Class D Shares	92,696
Class S Shares	684
Class T Shares	15,080
Transfer agent networking and omnibus fees:
Class A Shares	2,519
Class C Shares	218
Class I Shares	1,680
Other transfer agent fees and expenses:
Class A Shares	262
Class C Shares	20
Class D Shares	12,934
Class I Shares	73
Class S Shares	12
Class T Shares	114
Registration fees	59,048
Professional fees	23,557
Shareholder reports expense	15,723
Custodian fees	5,722
Trustees' fees and expenses	1,859
Other expenses	7,605
Total Expenses	303,939
Less: Excess Expense Reimbursement and Waivers	(47,932)
Net Expenses	256,007
Net Investment Income/(Loss)	3,305,651
Net Realized Gain/(Loss) on Investments:
Investments	105,201
Investments in affiliates	416,780
Capital gain distributions from underlying funds	3,352,373
Total Net Realized Gain/(Loss) on Investments	3,874,354
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	991,778
Investments in affiliates	(1,488,204)
Total Change in Unrealized Net Appreciation/Depreciation	(496,426)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,683,579
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Moderate
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$3,305,651	$4,247,969
Net realized gain/(loss) on investments	3,874,354	8,868,463
Change in unrealized net appreciation/depreciation	(496,426)	5,042,388
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,683,579	18,158,820
Dividends and Distributions to Shareholders:
Class A Shares	(366,950)	(124,694)
Class C Shares	(16,254)	(4,668)
Class D Shares	(6,689,660)	(2,504,968)
Class I Shares	(136,967)	(53,937)
Class S Shares	(3,236)	(4,883)
Class T Shares	(468,605)	(155,379)
Net Decrease from Dividends and Distributions to Shareholders	(7,681,672)	(2,848,529)
Capital Share Transactions:
Class A Shares	(13,972)	(951,563)
Class C Shares	(114,493)	(214,694)
Class D Shares	(1,047,037)	(13,120,896)
Class I Shares	(135,189)	(735,120)
Class S Shares	(412,135)	54,307
Class T Shares	69,428	(613,919)
Net Increase/(Decrease) from Capital Share Transactions	(1,653,398)	(15,581,885)
Net Increase/(Decrease) in Net Assets	(2,651,491)	(271,594)
Net Assets:
Beginning of period	189,856,485	190,128,079
End of period	$187,204,994	$189,856,485
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.24	$11.28	$10.79	$14.88	$12.29	$12.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.24	0.14	0.43	0.22	0.16
Net realized and unrealized gain/(loss)	0.21	0.88	0.64	(2.77)	2.98	(0.06)
Total from Investment Operations	0.42	1.12	0.78	(2.34)	3.20	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.16)	(0.06)	(0.44)	(0.22)	(0.14)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.50)	(0.16)	(0.29)	(1.75)	(0.61)	(0.71)
Net Asset Value, End of Period	$12.16	$12.24	$11.28	$10.79	$14.88	$12.29
Total Return*	3.44%	9.98%	7.37%	(17.84)%	26.39%	0.60%
Net Assets, End of Period (in thousands)	$9,178	$9,237	$9,441	$11,371	$14,023	$8,165
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.46%	0.45%	0.46%	0.43%	0.43%	0.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.43%	0.43%	0.44%	0.43%	0.43%	0.41%
Ratio of Net Investment Income/(Loss)(2)	3.24%	2.11%	1.24%	3.21%	1.56%	1.29%
Portfolio Turnover Rate	6%	104%	36%	43%	41%	51%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.04	$11.10	$10.64	$14.66	$12.11	$12.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.16	0.06	0.32	0.16	0.06
Net realized and unrealized gain/(loss)	0.21	0.85	0.63	(2.72)	2.88	(0.05)
Total from Investment Operations	0.37	1.01	0.69	(2.40)	3.04	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.07)	—	(0.31)	(0.10)	(0.03)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.39)	(0.07)	(0.23)	(1.62)	(0.49)	(0.60)
Net Asset Value, End of Period	$12.02	$12.04	$11.10	$10.64	$14.66	$12.11
Total Return*	3.05%	9.15%	6.61%	(18.40)%	25.39%	(0.06)%
Net Assets, End of Period (in thousands)	$516	$629	$789	$1,387	$2,854	$4,381
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.24%	1.16%	1.17%	1.19%	1.12%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.20%	1.14%	1.15%	1.19%	1.11%	1.18%
Ratio of Net Investment Income/(Loss)(2)	2.46%	1.46%	0.56%	2.42%	1.17%	0.45%
Portfolio Turnover Rate	6%	104%	36%	43%	41%	51%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.34	$11.37	$10.88	$14.99	$12.38	$12.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.27	0.16	0.45	0.26	0.18
Net realized and unrealized gain/(loss)	0.23	0.88	0.65	(2.79)	2.98	(0.05)
Total from Investment Operations	0.45	1.15	0.81	(2.34)	3.24	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.18)	(0.09)	(0.46)	(0.24)	(0.16)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.53)	(0.18)	(0.32)	(1.77)	(0.63)	(0.73)
Net Asset Value, End of Period	$12.26	$12.34	$11.37	$10.88	$14.99	$12.38
Total Return*	3.59%	10.19%	7.59%	(17.71)%	26.53%	0.84%
Net Assets, End of Period (in thousands)	$162,548	$164,482	$164,312	$164,692	$213,724	$178,202
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.29%	0.29%	0.30%	0.26%	0.27%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.25%	0.26%	0.25%	0.25%	0.26%
Ratio of Net Investment Income/(Loss)(2)	3.42%	2.30%	1.46%	3.35%	1.84%	1.40%
Portfolio Turnover Rate	6%	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.33	$11.36	$10.86	$14.98	$12.37	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.27	0.17	0.53	0.25	0.19
Net realized and unrealized gain/(loss)	0.22	0.88	0.64	(2.86)	3.00	(0.05)
Total from Investment Operations	0.44	1.15	0.81	(2.33)	3.25	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.18)	(0.08)	(0.48)	(0.25)	(0.17)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.53)	(0.18)	(0.31)	(1.79)	(0.64)	(0.74)
Net Asset Value, End of Period	$12.24	$12.33	$11.36	$10.86	$14.98	$12.37
Total Return*	3.55%	10.21%	7.65%	(17.72)%	26.62%	0.88%
Net Assets, End of Period (in thousands)	$3,295	$3,447	$3,930	$4,528	$6,744	$4,551
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.26%	0.24%	0.23%	0.22%	0.21%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.22%	0.22%	0.21%	0.22%	0.21%	0.21%
Ratio of Net Investment Income/(Loss)(2)	3.47%	2.30%	1.55%	3.87%	1.81%	1.47%
Portfolio Turnover Rate	6%	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.13	$11.16	$10.69	$14.75	$12.19	$12.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.22	0.14	0.40	0.21	0.15
Net realized and unrealized gain/(loss)	0.22	0.87	0.60	(2.74)	2.93	(0.07)
Total from Investment Operations	0.40	1.09	0.74	(2.34)	3.14	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.12)	(0.04)	(0.41)	(0.19)	(0.11)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.29)	(0.12)	(0.27)	(1.72)	(0.58)	(0.68)
Net Asset Value, End of Period	$12.24	$12.13	$11.16	$10.69	$14.75	$12.19
Total Return*	3.28%	9.80%	7.11%	(17.97)%	26.03%	0.47%
Net Assets, End of Period (in thousands)	$141	$539	$443	$1,066	$1,385	$1,247
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.66%	0.64%	0.65%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.63%	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	2.74%	1.91%	1.30%	3.03%	1.51%	1.17%
Portfolio Turnover Rate	6%	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.30	$11.33	$10.84	$14.94	$12.34	$12.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.25	0.15	0.44	0.24	0.16
Net realized and unrealized gain/(loss)	0.22	0.89	0.64	(2.78)	2.98	(0.04)
Total from Investment Operations	0.44	1.14	0.79	(2.34)	3.22	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.17)	(0.07)	(0.45)	(0.23)	(0.15)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)	(0.57)
Total Dividends and Distributions	(0.52)	(0.17)	(0.30)	(1.76)	(0.62)	(0.72)
Net Asset Value, End of Period	$12.22	$12.30	$11.33	$10.84	$14.94	$12.34
Total Return*	3.52%	10.13%	7.51%	(17.77)%	26.43%	0.76%
Net Assets, End of Period (in thousands)	$11,527	$11,522	$11,213	$13,148	$16,849	$13,981
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.41%	0.39%	0.40%	0.37%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.33%	0.33%	0.33%	0.33%	0.32%	0.34%
Ratio of Net Investment Income/(Loss)(2)	3.37%	2.17%	1.38%	3.27%	1.76%	1.29%
Portfolio Turnover Rate	6%	104%	36%	43%	41%	51%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on June 20, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $1,181.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
3.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$180,173,004	$8,335,114	$(1,316,924)	$7,018,190
18 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
4.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	22,808	$284,477	22,126	$257,872
Reinvested dividends and distributions	29,699	362,025	10,493	122,562
Shares repurchased	(52,321)	(660,474)	(115,090)	(1,331,997)
Net Increase/(Decrease)	186	$(13,972)	(82,471)	$(951,563)
Class C Shares:
Shares sold	468	$5,840	7,155	$77,156
Reinvested dividends and distributions	1,317	15,866	399	4,595
Shares repurchased	(11,137)	(136,199)	(26,411)	(296,445)
Net Increase/(Decrease)	(9,352)	$(114,493)	(18,857)	$(214,694)
Class D Shares:
Shares sold	429,634	$5,504,872	721,958	$8,357,771
Reinvested dividends and distributions	533,302	6,554,278	208,854	2,456,124
Shares repurchased	(1,025,011)	(13,106,187)	(2,053,429)	(23,934,791)
Net Increase/(Decrease)	(62,075)	$(1,047,037)	(1,122,617)	$(13,120,896)
Class I Shares:
Shares sold	25,699	$331,810	73,036	$855,201
Reinvested dividends and distributions	11,163	136,967	4,590	53,937
Shares repurchased	(47,157)	(603,966)	(144,076)	(1,644,258)
Net Increase/(Decrease)	(10,295)	$(135,189)	(66,450)	$(735,120)
Class S Shares:
Shares sold	2,035	$25,487	4,637	$53,310
Reinvested dividends and distributions	264	3,236	422	4,883
Shares repurchased	(35,184)	(440,858)	(334)	(3,886)
Net Increase/(Decrease)	(32,885)	$(412,135)	4,725	$54,307
Class T Shares:
Shares sold	233,139	$2,985,492	460,923	$5,363,030
Reinvested dividends and distributions	38,119	466,961	13,183	154,633
Shares repurchased	(264,383)	(3,383,025)	(526,877)	(6,131,582)
Net Increase/(Decrease)	6,875	$69,428	(52,771)	$(613,919)
5.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$12,161,951	$14,884,665	$-	$-
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 19

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
20 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
24 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
28 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Moderate
Notes
32 | December 31, 2024

Janus Henderson Global Allocation Fund – Moderate
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93022 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Government Money Market Fund
Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Government Money Market Fund
Schedule of Investments (unaudited)
December 31, 2024

	Principal Amounts	Value
U.S. Government Agency Notes – 36.9%
Federal Farm Credit Discount Notes:
4.3200%, 2/4/25	$5,000,000	$4,980,174
Federal Home Loan Bank Discount Notes:
4.4930%, 1/3/25	5,000,000	4,999,369
4.4700%, 1/6/25	6,000,000	5,997,001
4.4900%, 1/7/25	6,000,000	5,996,175
4.5400%, 1/8/25	5,000,000	4,996,197
4.5270%, 1/15/25	5,000,000	4,991,875
4.5270%, 1/17/25	6,000,000	5,988,570
4.5200%, 1/22/25	6,000,000	5,985,030
4.5050%, 1/24/25	6,000,000	5,983,328
4.4950%, 1/29/25	5,000,000	4,983,260
4.4490%, 2/5/25	5,000,000	4,979,145
4.4250%, 2/6/25	5,000,000	4,978,426
4.4150%, 2/7/25	5,000,000	4,977,840
4.4320%, 2/12/25	5,000,000	4,974,959
4.4700%, 2/14/25	6,000,000	5,967,825
4.4150%, 2/19/25	5,000,000	4,970,808
4.4270%, 2/21/25	6,000,000	5,962,864
4.3800%, 2/27/25	5,000,000	4,965,819
4.3500%, 3/7/25	6,000,000	5,952,844
4.2500%, 3/10/25	5,000,000	4,960,404
4.3000%, 3/12/25	6,000,000	5,950,311
4.4000%, 3/14/25	5,000,000	4,956,528
4.2400%, 3/24/25	5,000,000	4,952,252
4.4090%, 3/26/25	5,000,000	4,948,744
4.3500%, 4/2/25	5,000,000	4,945,981
4.2100%, 4/10/25	5,000,000	4,941,893
4.2350%, 4/14/25	5,000,000	4,939,045
Freddie Mac Discount Notes:
4.5400%, 1/10/25	5,000,000	4,994,845
Total U.S. Government Agency Notes (cost $148,221,512)		148,221,512
U.S. Treasury Debt – 16.1%
United States Treasury Bill, 4.6590%, 1/2/25	5,000,000	5,000,000
United States Treasury Bill, 4.4158%, 1/16/25	6,000,000	5,989,644
United States Treasury Bill, 4.4520%, 1/21/25	6,000,000	5,985,788
United States Treasury Bill, 4.5000%, 1/28/25	5,000,000	4,983,806
United States Treasury Bill, 4.4750%, 2/11/25	6,000,000	5,969,980
United States Treasury Bill, 4.4340%, 2/18/25	5,000,000	4,970,495
United States Treasury Bill, 4.7105%, 2/20/25	5,000,000	4,967,608
United States Treasury Bill, 4.3811%, 3/4/25	5,000,000	4,963,184
United States Treasury Bill, 4.2325%, 3/6/25	5,000,000	4,963,372
United States Treasury Bill, 4.3925%, 3/18/25	6,000,000	5,945,348
United States Treasury Bill, 4.3325%, 4/1/25	5,000,000	4,946,773
United States Treasury Bill, 4.2860%, 4/8/25	6,000,000	5,931,863
Total U.S. Treasury Debt (cost $64,617,861)		64,617,861
Variable Rate Demand Notes¶ – 14.5%
6213 Montezuma LLC (LOC: FHLB of San Francisco), 4.4500%, 2/1/62	2,200,000	2,200,000
Alberta Street Development LLC (LOC: FHLB of San Francisco), 4.4500%, 3/1/61	2,000,000	2,000,000
Cypress Bend Real Estate Development Co LLC (LOC: FHLB of Dallas), 4.4500%, 4/1/33	9,000,000	9,000,000
ICG-Stream Polk Ave LLC (LOC: FHLB of San Francisco), 4.4500%, 9/4/63	3,500,000	3,500,000
Irvine Inn Apartments LP (LOC: FHLB of San Francisco), 4.4500%, 2/2/60	4,000,000	4,000,000
John H Smith Irrevocable Insurance Trust of 2017/The (LOC: FHLB of Dallas), 4.4500%, 2/1/41	5,820,000	5,820,000
Johnson Capital Management LLC (LOC: FHLB of Indianapolis), 4.6100%, 6/3/47	2,845,000	2,845,000
LML Trust (LOC: FHLB of Dallas), 4.4500%, 2/1/41	4,500,000	4,500,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 4.4500%, 5/1/42	4,000,000	4,000,000
SIL Irrevocable Trust (LOC: FHLB of Dallas), 4.4500%, 6/1/43	6,150,000	6,150,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Government Money Market Fund
Schedule of Investments (unaudited)
December 31, 2024
	Principal Amounts	Value
Variable Rate Demand Notes¶ – (continued)
Standard 9.5 LLC/The (LOC: FHLB of San Francisco), 4.4500%, 12/1/62	$9,200,000	$9,200,000
Ventana Housing LP (LOC: FHLB of San Francisco), 4.4500%, 6/1/60	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $58,215,000)		58,215,000
Repurchase Agreementsë – 34.2%
Credit Agricole, New York, Joint repurchase agreement, 4.4300%, dated 12/31/24, maturing 1/2/25 to be repurchased at $10,002,461 collateralized by $11,635,735 in U.S. Government Agencies 1.6684% - 5.6688%, 7/25/31 - 10/25/54 with a value of $10,200,000	10,000,000	10,000,000
Goldman Sachs & Co, Joint repurchase agreement, 4.3500%, dated 12/31/24, maturing 1/2/25 to be repurchased at $30,007,250 collateralized by $30,566,951 in U.S. Government Agencies 4.7616% - 6.1046%, 8/16/42 - 9/20/54 with a value of $30,600,000	30,000,000	30,000,000
HSBC Securities (USA) Inc, Joint repurchase agreement, 4.3500%, dated 12/31/24, maturing 1/2/25 to be repurchased at $10,002,417 collateralized by $13,782,840 in U.S. Treasuries 0% - 3.7500%, 2/28/26 - 11/15/50 with a value of $10,200,000	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $10,002,444 collateralized by $10,409,180 in U.S. Treasuries 0.3750% - 4.8750%, 8/15/25 - 8/15/34 with a value of $10,202,502	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.4100%, dated 12/31/24, maturing 1/2/25 to be repurchased at $25,006,125 collateralized by $27,235,566 in U.S. Government Agencies 2.5000% - 5.5000%, 9/1/50 - 11/1/54 with a value of $25,506,248	25,000,000	25,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $5,001,222 collateralized by $4,970,495 in U.S. Treasuries 3.1250% - 6.3750%, 8/15/27 - 8/15/44 with a value of $5,101,247	5,000,000	5,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.4100%, dated 12/31/24, maturing 1/2/25 to be repurchased at $32,207,889 collateralized by $9,955,998 in U.S. Government Agencies 4.5000% - 7.0000%, 8/1/37 - 7/20/63 and $23,139,895 in U.S. Treasuries 1.8750% - 6.6250%, 11/15/26 - 2/15/52 with a value of $32,852,050	32,200,000	32,200,000
Wells Fargo Securities LLC, Joint repurchase agreement, 4.4600%, dated 12/31/24, maturing 1/2/25 to be repurchased at $15,003,717 collateralized by $15,205,817 in U.S. Government Agencies 2.5000% - 7.0000%, 11/1/29 - 1/1/55 with a value of $15,303,791	15,000,000	15,000,000
Total Repurchase Agreements (cost $137,200,000)		137,200,000
Total Investments (total cost $408,254,373) – 101.7%		408,254,373
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(6,744,475)
Net Assets – 100%		$401,509,898
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Government Money Market Fund
Schedule of Investments (unaudited)
December 31, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Agricole, New York	$10,000,000	$—	$(10,000,000)	$—
Goldman Sachs & Co	30,000,000	—	(30,000,000)	—
HSBC Securities (USA), Inc	10,000,000	—	(10,000,000)	—
ING Financial Markets LLC	35,000,000	—	(35,000,000)	—
Royal Bank of Canada, NY Branch	37,200,000	—	(37,200,000)	—
Wells Fargo Securities LLC	15,000,000	—	(15,000,000)	—
Total	$137,200,000	$—	$(137,200,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Government Money Market Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2024.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
U.S. Government Agency Notes	$-	$148,221,512	$-
U.S. Treasury Debt	-	64,617,861	-
Variable Rate Demand Notes	-	58,215,000	-
Repurchase Agreements	-	137,200,000	-
Total Assets	$-	$408,254,373	$-
4  | December 31, 2024

Janus Henderson Government Money Market Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Investments, at value (cost $271,054,373)	$271,054,373
Repurchase agreements, at value (cost $137,200,000)	137,200,000
Cash	35,850
Trustees' deferred compensation	11,096
Receivables:
Fund shares sold	827,492
Interest	236,358
Total Assets	409,365,169
Liabilities:
Payables:
Investments purchased	6,500,000
Fund shares repurchased	1,175,340
Administration services fees	71,095
Advisory fees	48,688
Professional fees	32,363
Dividends	16,065
Trustees' deferred compensation fees	11,096
Trustees' fees and expenses	624
Total Liabilities	7,855,271
Commitments and contingent liabilities (Note 3)
Net Assets	$401,509,898
Net Assets Consist of:
Capital (par value and paid-in surplus)	$401,512,982
Total distributable earnings (loss)	(3,084)
Total Net Assets	$401,509,898
Net Assets - American Cancer Society Support – Class D Shares	$394,911,885
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	394,919,065
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support - Class I Shares	$10,029
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,029
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support - Class N Shares	$10,093
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,093
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support – Class T Shares	$6,577,891
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,578,130
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Government Money Market Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024(1)(2)

Investment Income:
Interest	$10,213,664
Other income	603
Total Investment Income	10,214,267
Expenses:
Advisory fees	406,938
Administration services fees:
American Cancer Society Support – Class D Shares	605,509
American Cancer Society Support - Class N Shares	1
American Cancer Society Support – Class T Shares	11,322
Professional fees	25,358
Trustees' fees and expenses	3,875
Total Expenses	1,053,003
Less: Excess Expense Reimbursement and Waivers	(21,948)
Net Expenses	1,031,055
Net Investment Income/(Loss)	9,183,212
Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,183,212

(1)	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Government Money Market Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)(1),(2)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$9,183,212	$18,325,409
Net realized gain/(loss) on investments	-	1,815
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,183,212	18,327,224
Dividends and Distributions to Shareholders:
American Cancer Society Support – Class D Shares	(9,035,930)	(18,021,947)
American Cancer Society Support - Class I Shares	(29)	-
American Cancer Society Support - Class N Shares	(93)	-
American Cancer Society Support – Class T Shares	(146,998)	(303,462)
Net Decrease from Dividends and Distributions to Shareholders	(9,183,050)	(18,325,409)
Capital Share Transactions:
American Cancer Society Support – Class D Shares	11,330,220	(299,747)
American Cancer Society Support - Class I Shares	10,029	-
American Cancer Society Support - Class N Shares	10,093	-
American Cancer Society Support – Class T Shares	360,785	(46,734)
Net Increase/(Decrease) from Capital Share Transactions	11,711,127	(346,481)
Net Increase/(Decrease) in Net Assets	11,711,289	(344,666)
Net Assets:
Beginning of period	389,798,609	390,143,275
End of period	$401,509,898	$389,798,609

(1)	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.02)	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.31%	4.88%	3.27%	0.00%	0.00%	0.96%
Net Assets, End of Period (in thousands)	$394,912	$383,582	$383,879	$406,908	$343,130	$324,601
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.52%	0.57%	0.58%	0.57%	0.57%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.57%	0.58%	0.25%	0.09%	0.49%
Ratio of Net Investment Income/(Loss)	4.54%	4.77%	3.20%	0.00% (3)	0.00% (3)	0.84%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited)	2024(1)
Net Asset Value, Beginning of Period	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	— (3)
Net realized and unrealized gain/(loss)	—
Total from Investment Operations	—
Less Dividends and Distributions:
Dividends (from net investment income)	— (3)
Total Dividends and Distributions	—
Net Asset Value, End of Period	$1.00
Total Return*	0.28%
Net Assets, End of Period (in thousands)	$10
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.21%
Ratio of Net Investment Income/(Loss)	4.52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 9, 2024 (inception date) through December 31, 2024.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited)	2024(1)
Net Asset Value, Beginning of Period	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01
Net realized and unrealized gain/(loss)	—
Total from Investment Operations	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$1.00
Total Return*	0.93%
Net Assets, End of Period (in thousands)	$10
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.23%
Ratio of Net Investment Income/(Loss)	4.53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from October 18, 2024 (inception date) through December 31, 2024.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.02)	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.29%	4.86%	3.25%	0.00%	0.00%	0.94%
Net Assets, End of Period (in thousands)	$6,578	$6,217	$6,264	$8,866	$6,846	$7,384
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.59%	0.60%	0.59%	0.59%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.59%	0.60%	0.26%	0.09%	0.53%
Ratio of Net Investment Income/(Loss)	4.49%	4.75%	3.14%	0.00% (3)	0.00% (3)	0.98%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
As a government money market fund, the Fund is not required to impose a liquidity fee on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for
12 | December 31, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
Janus Investment Fund | 13

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
14 | December 31, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The
Janus Investment Fund | 15

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser will donate from the Adviser’s own resources, an amount representing 50% of the Adviser’s quarterly management fee revenue attributable to the Fund, net of any fee waivers and/or expense reimbursements, to the American Cancer Society® (“ACS”) in connection with ACS’s agreement to license the use of its name and trademarks to the Adviser. The Adviser will make annual minimum contributions to ACS of $1 million from 2024 to 2027, and in each year thereafter to the extent this arrangement continues. The Adviser’s donation may result in a tax benefit for the Adviser, but will not result in a tax benefit for shareholders. The ACS does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the ACS, and the ACS is not an investment adviser or service provider to the Fund, Trust, or Adviser.
16 | December 31, 2024

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
Effective December 9, 2024, Class D Shares, Class T Shares, Class I Shares, and Class N Shares of the Fund compensate the Adviser at an annual rate of 0.20%, 0.28%, 0.18%, and 0.02%, respectively, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. Prior to December 9, 2024, Class D Shares and Class T Shares of the Fund compensated the Adviser at annual rate of 0.36% and 0.38%. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed for Class D Shares, Class T Shares, Class I Shares, and Class N Shares, 0.33%, 0.46%, 0.20%, and 0.20%, for at least a one-year period through December 31, 2025 for Class D Shares, Class T Shares, and Class N Shares; and for at least a one-year period commencing on December 9, 2024 for Class I
Shares.
In addition, the Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
As of December 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
American Cancer Society Support – Class D Shares	- %	- %
American Cancer Society Support - Class I Shares	100	- *
American Cancer Society Support - Class N Shares	100	- *
American Cancer Society Support – Class T Shares	-	-

*Less than 0.50%
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
Janus Investment Fund | 17

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended December 31, 2024(1),(2)		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
American Cancer Society Support – Class D Shares:
Shares sold	106,090,025	$106,090,023	141,176,354	$141,176,353
Reinvested dividends and distributions	8,844,629	8,844,629	17,747,254	17,747,254
Shares repurchased	(103,604,432)	(103,604,432)	(159,223,354)	(159,223,354)
Net Increase/(Decrease)	11,330,222	$11,330,220	(299,746)	$(299,747)
American Cancer Society Support - Class I Shares:
Shares sold	10,000	$10,000	-	$-
Reinvested dividends and distributions	29	29	-	-
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	10,029	$10,029	-	$-
American Cancer Society Support - Class N Shares:
Shares sold	10,000	$10,000	-	$-
Reinvested dividends and distributions	93	93	-	-
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	10,093	$10,093	-	$-
American Cancer Society Support – Class T Shares:
Shares sold	2,197,702	$2,197,703	6,962,890	$6,962,889
Reinvested dividends and distributions	146,562	146,562	303,043	303,043
Shares repurchased	(1,983,480)	(1,983,480)	(7,312,666)	(7,312,666)
Net Increase/(Decrease)	360,784	$360,785	(46,733)	$(46,734)

(1)	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
18 | December 31, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 19

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
20 | December 31, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 21

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
22 | December 31, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 23

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
24 | December 31, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
26 | December 31, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 27

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
28 | December 31, 2024

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93025 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson High-Yield Fund
Janus Investment Fund

Janus Henderson High-Yield Fund

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 1.3%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	$2,272,793	$2,253,900
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 7.1050%, 10/15/36ž,‡	6,000,000	5,988,604
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $7,582,720)		8,242,504
Bank Loans and Mezzanine Loans – 4.9%
Capital Goods – 0.7%
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.5854%, 1/29/31‡	3,550,877	3,498,876
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.8226%, 10/19/29‡	395,000	395,328
White Cap Supply Holdings LLC, CME Term SOFR 1 Month + 3.2500%, 7.7325%, 10/31/29ƒ,‡	864,000	864,090
		4,758,294
Communications – 1.0%
Clear Channel International BV, 7.5000%, 4/1/27	3,126,734	3,072,016
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 10.0970%, 8/2/29‡	3,106,425	3,121,574
		6,193,590
Consumer Cyclical – 0.4%
Varsity Brands LLC, CME Term SOFR 3 Month + 3.7500%, 8.2709%, 8/26/31‡	2,625,000	2,625,656
Consumer Non-Cyclical – 1.2%
Dermatology Intermediate Holdings III Inc, CME Term SOFR 1 Month + 4.2500%, 8.8027%, 3/30/29ƒ,‡	1,964,000	1,890,664
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 8.8570%, 4/28/28‡	4,926,168	4,942,181
LifePoint Health Inc, CME Term SOFR 3 Month + 3.7500%, 8.4059%, 5/17/31‡	806,966	809,210
		7,642,055
Technology – 1.6%
Cloudera Inc, CME Term SOFR 1 Month + 3.7500%, 8.3325%, 10/8/28ƒ,‡	1,964,000	1,956,026
Modena Buyer LLC, CME Term SOFR 1 Month + 4.5000%, 8.8570%, 7/1/31‡	3,846,000	3,714,121
Neptune Bidco US Inc, CME Term SOFR 3 Month + 5.0000%, 9.7583%, 4/11/29‡	1,322,643	1,184,003
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 3.2500%, 7.8721%, 10/28/30ƒ,‡	454,000	456,624
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 5.0000%, 9.6221%, 11/22/32ƒ,‡	1,227,000	1,241,577
Zuora Inc, CME Term SOFR 1 Month + 3.5000%, 8.0254%, 12/13/31ƒ,‡	1,685,000	1,676,575
		10,228,926
Total Bank Loans and Mezzanine Loans (cost $31,587,493)		31,448,521
Corporate Bonds – 90.0%
Basic Industry – 8.8%
Algoma Steel Inc, 9.1250%, 4/15/29ž	2,435,000	2,490,274
Celanese US Holdings LLC, 6.3790%, 7/15/32	751,000	762,843
Celanese US Holdings LLC, 6.9500%, 11/15/33	2,398,000	2,488,588
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	3,169,000	3,370,072
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31ž	8,898,000	8,009,298
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	2,437,000	2,407,241
Magnera Corp, 7.2500%, 11/15/31ž	1,807,000	1,764,084
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,258,000	6,565,708
Novelis Corp, 3.2500%, 11/15/26ž	1,840,000	1,752,610
Novelis Corp, 3.8750%, 8/15/31ž	2,205,000	1,898,490
Olympus Water US Holding Corp, 6.2500%, 10/1/29ž,#	5,218,000	4,956,805
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,676,000	2,718,120
Taseko Mines Ltd, 8.2500%, 5/1/30ž	4,543,000	4,637,242
Tronox Inc, 4.6250%, 3/15/29ž	5,269,000	4,729,195
Verde Purchaser LLC, 10.5000%, 11/30/30ž	7,063,000	7,606,712
		56,157,282
Biotechnology – 0.3%
Travere Therapeutics Inc, 2.2500%, 3/1/29	1,707,000	1,625,654
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – 2.1%
Artec Group Inc, 10.0000%, 8/15/30ž	$2,920,000	$3,189,055
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	5,385,000	5,334,872
StoneX Group Inc, 7.8750%, 3/1/31ž	4,791,000	5,010,441
		13,534,368
Capital Goods – 8.9%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	5,333,000	4,581,009
Bombardier Inc, 8.7500%, 11/15/30ž	3,321,000	3,569,857
Bombardier Inc, 7.2500%, 7/1/31ž	3,440,000	3,547,590
Builders FirstSource Inc, 6.3750%, 6/15/32ž	3,693,000	3,671,555
Foundation Building Materials Inc, 6.0000%, 3/1/29ž,#	3,296,000	2,888,479
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž,#	2,156,000	2,250,877
LBM Acquisition LLC, 6.2500%, 1/15/29ž	2,780,000	2,557,104
Mauser Packaging Solutions Holding Co, 9.2500%, 4/15/27ž,#	5,855,000	5,923,509
Patrick Industries Inc, 6.3750%, 11/1/32ž	3,290,000	3,183,677
Standard Industries Inc/NJ, 3.3750%, 1/15/31ž	11,391,000	9,777,318
TransDigm Inc, 4.8750%, 5/1/29	6,295,000	5,944,160
TransDigm Inc, 6.0000%, 1/15/33ž	2,686,000	2,632,430
Wilsonart LLC, 11.0000%, 8/15/32ž	6,404,000	6,277,050
		56,804,615
Communications – 10.8%
Altice France SA, 5.5000%, 10/15/29ž	3,459,000	2,590,884
AMC Networks Inc, 10.2500%, 1/15/29ž	2,532,000	2,688,422
AMC Networks Inc, 4.2500%, 2/15/29	1,755,000	1,377,621
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	4,666,000	4,772,885
Clear Channel Outdoor Holdings Inc, 7.8750%, 4/1/30ž,#	6,447,000	6,635,208
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	3,155,000	2,873,588
CSC Holdings LLC, 5.5000%, 4/15/27ž	2,910,000	2,604,449
CSC Holdings LLC, 11.7500%, 1/31/29ž	2,583,000	2,550,909
Directv Financing LLC, 8.8750%, 2/1/30ž,#	3,169,000	3,118,425
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	5,049,000	5,369,870
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29ž,#	1,173,000	941,274
Level 3 Financing Inc, 4.8750%, 6/15/29ž	1,852,486	1,611,663
Level 3 Financing Inc, 4.0000%, 4/15/31ž	2,300,000	1,811,250
Level 3 Financing Inc, 10.0000%, 10/15/32ž	1,310,260	1,302,395
Lumen Technologies Inc, 4.1250%, 4/15/29ž	1,524,000	1,374,911
Lumen Technologies Inc, 10.0000%, 10/15/32ž	2,644,351	2,628,477
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	3,095,000	3,167,342
Midcontinent Communications, 8.0000%, 8/15/32ž	4,864,000	4,995,954
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 6.0000%, 1/15/30ž	3,913,000	3,435,617
Univision Communications Inc, 8.0000%, 8/15/28ž	5,679,000	5,781,909
Univision Communications Inc, 4.5000%, 5/1/29ž	2,827,000	2,530,383
Univision Communications Inc, 7.3750%, 6/30/30ž	2,363,000	2,260,565
Univision Communications Inc, 8.5000%, 7/31/31ž	2,658,000	2,606,168
		69,030,169
Consumer Cyclical – 20.2%
Allied Universal Holdco LLC, 7.8750%, 2/15/31ž	3,176,000	3,246,143
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	4,607,000	4,497,385
Bath & Body Works Inc, 6.9500%, 3/1/33	3,930,000	3,967,524
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	5,980,000	6,073,144
Caesars Entertainment Inc, 6.0000%, 10/15/32ž	5,092,000	4,909,545
Carvana Co, 5.8750%, 10/1/28ž	95,000	84,550
Carvana Co, 4.8750%, 9/1/29ž	435,000	365,400
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	4,696,000	5,171,820
EG Global Finance PLC, 12.0000%, 11/30/28ž	2,966,000	3,316,863
Full House Resorts Inc, 8.2500%, 2/15/28ž	4,441,000	4,406,582
Garda World Security Corp, 7.7500%, 2/15/28ž	1,834,000	1,892,517
Garda World Security Corp, 8.3750%, 11/15/32ž	4,135,000	4,208,789
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Garda World Security Corp, 6.0000%, 6/1/29ž	$4,677,000	$4,433,746
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,018,000	2,701,554
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	6,128,000	6,450,498
Kohl's Corp, 4.6250%, 5/1/31Ç	6,742,000	5,394,318
LGI Homes Inc, 4.0000%, 7/15/29ž	7,128,000	6,379,234
LGI Homes Inc, 7.0000%, 11/15/32ž	2,824,000	2,796,155
Life Time Inc, 6.0000%, 11/15/31ž	4,832,000	4,783,709
Macy's Retail Holdings Inc, 5.8750%, 3/15/30ž	1,283,000	1,227,558
Mavis Tire Express Services Corp, 6.5000%, 5/15/29ž	5,079,000	4,845,728
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	3,164,000	2,983,038
NCL Corporation Ltd, 7.7500%, 2/15/29ž,#	1,813,000	1,903,694
Penn Entertainment Inc, 4.1250%, 7/1/29ž,#	7,601,000	6,815,859
Station Casinos LLC, 4.5000%, 2/15/28ž	1,722,000	1,633,942
Station Casinos LLC, 4.6250%, 12/1/31ž	6,754,000	6,050,176
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp, 5.8750%, 5/15/25ž	4,338,000	4,328,620
Travel + Leisure Co, 4.6250%, 3/1/30ž	2,290,000	2,125,114
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	5,241,000	5,479,565
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	4,913,000	4,687,764
Wynn Macau Ltd, 5.6250%, 8/26/28ž	7,176,000	6,911,068
Wynn Macau Ltd, 5.1250%, 12/15/29ž	2,732,000	2,534,469
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	2,877,000	2,826,612
		129,432,683
Consumer Non-Cyclical – 10.2%
Amer Sports Co, 6.7500%, 2/16/31ž	4,857,000	4,920,761
Bausch Health Cos Inc, 5.7500%, 8/15/27ž	1,880,000	1,635,600
BellRing Brands Inc, 7.0000%, 3/15/30ž	4,396,000	4,502,265
Champ Acquisition Corp, 8.3750%, 12/1/31ž	368,000	375,389
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	8,369,000	8,872,872
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	7,646,000	7,988,724
LifePoint Health Inc, 10.0000%, 6/1/32ž	8,888,000	9,036,847
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29ž	7,761,000	7,489,862
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,232,000	4,200,151
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	2,201,000	2,067,806
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	3,921,000	3,524,233
Post Holdings Inc, 6.3750%, 3/1/33ž	3,203,000	3,135,297
Star Parent Inc, 9.0000%, 10/1/30ž	1,980,000	2,056,428
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	1,566,000	1,569,088
Thor Industries Inc, 4.0000%, 10/15/29ž	4,221,000	3,806,208
		65,181,531
Electric – 4.0%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	1,430,000	1,342,650
Alpha Generation LLC, 6.7500%, 10/15/32ž	3,019,000	2,986,922
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29ž,#	7,110,000	7,272,435
NRG Energy Inc, 6.0000%, 2/1/33ž	2,307,000	2,240,617
NRG Energy Inc, 6.2500%, 11/1/34ž	3,010,000	2,952,344
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	4,781,000	4,419,381
Vistra Operations Co LLC, 7.7500%, 10/15/31ž	2,112,000	2,215,627
Vistra Operations Co LLC, 6.8750%, 4/15/32ž	2,009,000	2,057,048
		25,487,024
Energy – 7.2%
Ascent Resources Utica Holdings LLC / ARU finance Corp, 6.6250%, 10/15/32ž	706,000	701,756
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,850,000	1,937,404
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	12,357,000	13,187,553
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	5,462,000	5,548,694
Murphy Oil Corp, 6.0000%, 10/1/32	3,010,000	2,892,023
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	10,214,000	9,640,319
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	$1,258,000	$1,262,106
Venture Global LNG Inc, 8.1250%, 6/1/28ž	7,354,000	7,650,314
Venture Global LNG Inc, 9.8750%, 2/1/32ž	1,443,000	1,583,374
Venture Global LNG Inc, US Treasury Yield Curve Rate 5 Year + 5.4400%, 9.0000%ž,‡,μ	1,594,000	1,666,597
		46,070,140
Finance Companies – 5.3%
Enova International Inc, 9.1250%, 8/1/29ž	1,215,000	1,263,661
GGAM Finance Ltd, 5.8750%, 3/15/30ž	3,928,000	3,853,014
goeasy Ltd, 7.6250%, 7/1/29ž	5,156,000	5,268,344
Nationstar Mortgage Holdings Inc, 7.1250%, 2/1/32ž	3,204,000	3,243,919
Navient Corp, 9.3750%, 7/25/30	2,133,000	2,278,879
OneMain Finance Corp, 6.6250%, 5/15/29	2,906,000	2,942,179
OneMain Finance Corp, 4.0000%, 9/15/30	3,600,000	3,199,545
OneMain Finance Corp, 7.1250%, 11/15/31	4,985,000	5,078,832
PennyMac Financial Services Inc, 5.7500%, 9/15/31ž	4,923,000	4,689,010
Springleaf Finance Corp, 5.3750%, 11/15/29	2,476,000	2,380,517
		34,197,900
Financial Institutions – 0.9%
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	3,529,000	3,530,278
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,080,000	2,184,008
		5,714,286
Insurance – 2.1%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	1,813,000	1,837,507
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	8,289,000	8,019,457
USI Inc/NY, 7.5000%, 1/15/32ž	3,767,000	3,895,858
		13,752,822
Personal Products – 0.2%
Herbalife Ltd, 4.2500%, 6/15/28	1,386,000	1,062,092
Real Estate Investment Trusts (REITs) – 1.2%
Rithm Capital Corp, 8.0000%, 4/1/29ž	5,293,000	5,296,240
Starwood Property Trust Inc, 6.0000%, 4/15/30ž	2,734,000	2,683,493
		7,979,733
Technology – 4.2%
Cloud Software Group Inc, 6.5000%, 3/31/29ž	8,018,000	7,870,011
Neptune Bidco US Inc, 9.2900%, 4/15/29ž	5,493,000	5,109,169
RingCentral Inc, 8.5000%, 8/15/30ž	4,756,000	5,031,924
Rocket Software Inc, 6.5000%, 2/15/29ž	6,862,000	6,461,058
Seagate HDD Cayman, 9.6250%, 12/1/32	1,922,758	2,166,648
		26,638,810
Transportation – 3.6%
American Airlines Inc, 7.2500%, 2/15/28ž	3,606,000	3,696,252
American Airlines Inc, 8.5000%, 5/15/29ž	4,173,000	4,381,372
LATAM Airlines Group SA, 7.8750%, 4/15/30ž	3,233,000	3,272,960
Rand Parent LLC, 8.5000%, 2/15/30ž,#	6,774,000	6,811,142
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	4,936,000	5,087,776
		23,249,502
Total Corporate Bonds (cost $565,477,775)		575,918,611
Common Stocks – 1.3%
Health Care Equipment & Supplies – 0.1%
Bausch + Lomb Corp*	32,410	585,325
Health Care Providers & Services – 0.7%
Surgery Partners Inc*	196,549	4,160,942
Hotels, Restaurants & Leisure – 0.2%
Caesars Entertainment Inc*	39,024	1,304,182
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Media – 0.3%
AMC Networks Inc*	203,561	$2,015,254
Total Common Stocks (cost $9,917,234)		8,065,703
Preferred Stocks – 0.4%
Consumer Cyclical – 0.4%
Quiksilver Inc¢ (cost $2,633,063)	3,097,722	2,633,063
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $12,398,641)	12,396,161	12,398,641
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Investment Companies – 1.7%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	11,015,320	11,015,320
Time Deposits – 0.5%
Royal Bank of Canada, 4.3100%, 1/2/25	$2,913,955	2,913,955
Total Investments Purchased with Cash Collateral from Securities Lending (cost $13,929,275)		13,929,275
Total Investments (total cost $643,526,201) – 102.0%		652,636,318
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(12,745,459)
Net Assets – 100%		$639,890,859

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$558,591,426	85.6%
Canada	34,227,211	5.2
Australia	16,982,247	2.6
Macao	9,445,537	1.5
United Kingdom	6,190,451	1.0
Ireland	6,037,022	0.9
Finland	4,920,761	0.8
Jersey	4,497,385	0.7
Zambia	3,370,072	0.5
Chile	3,272,960	0.5
France	2,590,884	0.4
Israel	1,569,088	0.2
Puerto Rico	941,274	0.1
Total	$652,636,318	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$24,224,865	$181,080,402	$(192,907,262)	$636	$-	$12,398,641	12,396,161	$435,331
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	$10,138,314	$59,801,502	$(58,924,496)	$-	$-	$11,015,320	11,015,320	$78,989 ∆
Total Affiliated Investments - 3.6%
	$34,363,179	$240,881,904	$(251,831,758)	$636	$-	$23,413,961	23,411,481	$514,320

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	318	4/3/25	$65,383,782	$39,750
US Treasury Long Bond	68	3/31/25	7,741,375	(312,866)
Total - Futures Long				(273,116)
Futures Short:
10 Year US Treasury Note	46	3/31/25	(5,002,500)	49,594
5 Year US Treasury Note	182	4/3/25	(19,347,453)	162,094
Ultra 10-Year Treasury Note	109	3/31/25	(12,133,063)	291,234
Ultra Long Term US Treasury Bond	1	3/31/25	(118,906)	6,927
Total - Futures Short				509,849
Total				$236,733

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$549,599
Liability Derivatives:
*Futures contracts	$312,866

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$632,728	$632,728
Swap contracts	(466,778)	-	$(466,778)
Total	$(466,778)	$632,728	$165,950
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2024

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(3,549)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Credit default swaps:
Average notional amount - buy protection	$5,300,000
Futures contracts:
Average notional amount of contracts - long	69,345,016
Average notional amount of contracts - short	30,244,864

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$13,309,127	$—	$(13,309,127)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $531,652,963, which represents 83.1% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $2,633,063, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
8  | December 31, 2024

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$8,242,504	$-
Bank Loans and Mezzanine Loans	-	31,448,521	-
Corporate Bonds	-	575,918,611	-
Common Stocks	8,065,703	-	-
Preferred Stocks	-	-	2,633,063
Investment Companies	-	12,398,641	-
Investments Purchased with Cash Collateral from Securities Lending	-	13,929,275	-
Total Investments in Securities	$8,065,703	$641,937,552	$2,633,063
Other Financial Instruments(a):
Futures Contracts	549,599	-	-
Total Assets	$8,615,302	$641,937,552	$2,633,063
Liabilities
Other Financial Instruments(a):
Futures Contracts	$312,866	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 9

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $620,112,240)(1)	$629,222,357
Affiliated investments, at value (cost $23,413,961)	23,413,961
Cash	52,235
Deposits with brokers for futures	730,000
Variation margin receivable on futures contracts	54,814
Trustees' deferred compensation	17,674
Receivables:
Interest	11,090,424
Investments sold	1,379,231
Fund shares sold	333,334
Dividends from affiliates	43,348
Other assets	118,321
Total Assets	666,455,699
Liabilities:
Collateral for securities loaned (Note 3)	13,929,275
Variation margin payable on futures contracts	21,968
Payables:
Investments purchased	9,975,275
Fund shares repurchased	1,747,178
Advisory fees	295,331
Dividends	283,100
Transfer agent fees and expenses	100,730
Professional fees	42,436
Trustees' deferred compensation fees	17,674
12b-1 Distribution and shareholder servicing fees	9,594
Custodian fees	1,890
Affiliated fund administration fees payable	1,424
Trustees' fees and expenses	1,219
Accrued expenses and other payables	137,746
Total Liabilities	26,564,840
Commitments and contingent liabilities (Note 4)
Net Assets	$639,890,859
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$943,412,367
Total distributable earnings (loss)	(303,521,508)
Total Net Assets	$639,890,859
Net Assets - Class A Shares	$29,399,650
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,011,317
Net Asset Value Per Share(2)	$7.33
Maximum Offering Price Per Share(3)	$7.70
Net Assets - Class C Shares	$2,550,162
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	347,849
Net Asset Value Per Share(2)	$7.33
Net Assets - Class D Shares	$294,296,177
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,141,989
Net Asset Value Per Share	$7.33
Net Assets - Class I Shares	$95,218,104
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,983,287
Net Asset Value Per Share	$7.33
Net Assets - Class N Shares	$25,330,873
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,452,167
Net Asset Value Per Share	$7.34
Net Assets - Class R Shares	$1,707,773
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	233,188
Net Asset Value Per Share	$7.32
Net Assets - Class S Shares	$681,989
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	92,930
Net Asset Value Per Share	$7.34
Net Assets - Class T Shares	$190,706,131
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	26,014,412
Net Asset Value Per Share	$7.33

(1)	Includes $13,309,127 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson High-Yield Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$24,864,988
Dividends from affiliates	435,331
Affiliated securities lending income, net	78,989
Dividends	36,649
Unaffiliated securities lending income, net	22,530
Other income	52,351
Total Investment Income	25,490,838
Expenses:
Advisory fees	1,985,704
12b-1 Distribution and shareholder servicing fees:
Class A Shares	35,882
Class C Shares	13,120
Class R Shares	3,895
Class S Shares	1,000
Transfer agent administrative fees and expenses:
Class D Shares	164,368
Class R Shares	2,084
Class S Shares	1,010
Class T Shares	251,392
Transfer agent networking and omnibus fees:
Class A Shares	7,581
Class C Shares	800
Class I Shares	51,309
Other transfer agent fees and expenses:
Class A Shares	724
Class C Shares	66
Class D Shares	20,664
Class I Shares	1,681
Class N Shares	621
Class R Shares	32
Class S Shares	21
Class T Shares	1,199
Registration fees	110,661
Shareholder reports expense	42,428
Professional fees	37,572
Affiliated fund administration fees	13,292
Custodian fees	9,223
Trustees' fees and expenses	6,055
Other expenses	82,499
Total Expenses	2,844,883
Less: Excess Expense Reimbursement and Waivers	(198,201)
Net Expenses	2,646,682
Net Investment Income/(Loss)	22,844,156
Net Realized Gain/(Loss) on Investments:
Investments	9,035,092
Investments in affiliates	636
Futures contracts	632,728
Swap contracts	(466,778)
Total Net Realized Gain/(Loss) on Investments	9,201,678
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(38,926)
Futures contracts	(3,549)
Total Change in Unrealized Net Appreciation/Depreciation	(42,475)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$32,003,359
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson High-Yield Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$22,844,156	$51,216,761
Net realized gain/(loss) on investments	9,201,678	(33,060,676)
Change in unrealized net appreciation/depreciation	(42,475)	52,991,780
Net Increase/(Decrease) in Net Assets Resulting from Operations	32,003,359	71,147,865
Dividends and Distributions to Shareholders:
Class A Shares	(957,668)	(1,715,503)
Class C Shares	(80,719)	(200,072)
Class D Shares	(10,261,944)	(18,899,890)
Class I Shares	(3,416,989)	(8,617,016)
Class N Shares	(1,112,311)	(6,217,056)
Class R Shares	(52,153)	(295,176)
Class S Shares	(26,183)	(77,683)
Class T Shares	(6,767,959)	(15,156,548)
Net Decrease from Dividends and Distributions to Shareholders	(22,675,926)	(51,178,944)
Capital Share Transactions:
Class A Shares	(65,221)	7,789,222
Class C Shares	(275,961)	(1,535,171)
Class D Shares	(1,072,620)	682,345
Class I Shares	(11,869,441)	(42,018,947)
Class N Shares	(46,018,502)	(31,416,062)
Class R Shares	158,672	(5,724,764)
Class S Shares	(176,017)	(444,969)
Class T Shares	(14,653,410)	(70,464,761)
Net Increase/(Decrease) from Capital Share Transactions	(73,972,500)	(143,133,107)
Net Increase/(Decrease) in Net Assets	(64,645,067)	(123,164,186)
Net Assets:
Beginning of period	704,535,926	827,700,112
End of period	$639,890,859	$704,535,926
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson High-Yield Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.46	0.42	0.36	0.39	0.41
Net realized and unrealized gain/(loss)	0.10	0.18	0.06	(1.64)	0.88	(0.57)
Total from Investment Operations	0.35	0.64	0.48	(1.28)	1.27	(0.16)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.46)	(0.42)	(0.37)	(0.40)	(0.41)
Total Dividends and Distributions	(0.25)	(0.46)	(0.42)	(0.37)	(0.40)	(0.41)
Net Asset Value, End of Period	$7.33	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	4.85%	9.34%	6.99%	(15.31)%	16.69%	(1.95)%
Net Assets, End of Period (in thousands)	$29,400	$29,106	$20,698	$24,533	$38,432	$32,937
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	0.97%	1.01%	0.98%	0.97%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.94%	0.98%	0.98%	0.97%	0.98%
Ratio of Net Investment Income/(Loss)	6.76%	6.45%	5.97%	4.41%	4.71%	5.09%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.63	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.41	0.37	0.31	0.34	0.36
Net realized and unrealized gain/(loss)	0.10	0.18	0.06	(1.63)	0.86	(0.57)
Total from Investment Operations	0.32	0.59	0.43	(1.32)	1.20	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.41)	(0.37)	(0.32)	(0.34)	(0.36)
Total Dividends and Distributions	(0.22)	(0.41)	(0.37)	(0.32)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.33	$7.23	$7.05	$6.99	$8.63	$7.77
Total Return*	4.47%	8.64%	6.24%	(15.81)%	15.73%	(2.64)%
Net Assets, End of Period (in thousands)	$2,550	$2,786	$4,249	$5,200	$7,519	$12,402
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.83%	1.69%	1.77%	1.71%	1.70%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.58%	1.70%	1.68%	1.69%	1.69%
Ratio of Net Investment Income/(Loss)	6.02%	5.76%	5.28%	3.71%	4.03%	4.37%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson High-Yield Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.47	0.44	0.38	0.41	0.43
Net realized and unrealized gain/(loss)	0.10	0.18	0.05	(1.64)	0.88	(0.57)
Total from Investment Operations	0.36	0.65	0.49	(1.26)	1.29	(0.14)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.47)	(0.43)	(0.39)	(0.42)	(0.43)
Total Dividends and Distributions	(0.26)	(0.47)	(0.43)	(0.39)	(0.42)	(0.43)
Net Asset Value, End of Period	$7.33	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	4.95%	9.54%	7.23%	(15.13)%	16.93%	(1.73)%
Net Assets, End of Period (in thousands)	$294,296	$291,392	$283,345	$279,111	$347,855	$309,023
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.79%	0.80%	0.76%	0.76%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.77%	0.76%	0.76%	0.77%
Ratio of Net Investment Income/(Loss)	6.94%	6.62%	6.21%	4.64%	4.92%	5.31%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.05	$7.00	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.47	0.44	0.39	0.42	0.44
Net realized and unrealized gain/(loss)	0.10	0.18	0.04	(1.64)	0.88	(0.57)
Total from Investment Operations	0.36	0.65	0.48	(1.25)	1.30	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.47)	(0.43)	(0.39)	(0.43)	(0.44)
Total Dividends and Distributions	(0.26)	(0.47)	(0.43)	(0.39)	(0.43)	(0.44)
Net Asset Value, End of Period	$7.33	$7.23	$7.05	$7.00	$8.64	$7.77
Total Return*	4.96%	9.56%	7.10%	(14.98)%	16.99%	(1.69)%
Net Assets, End of Period (in thousands)	$95,218	$105,742	$144,956	$165,462	$264,363	$258,255
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.76%	0.75%	0.72%	0.71%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.74%	0.72%	0.71%	0.72%
Ratio of Net Investment Income/(Loss)	6.94%	6.62%	6.22%	4.66%	4.97%	5.34%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson High-Yield Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.48	0.45	0.39	0.42	0.44
Net realized and unrealized gain/(loss)	0.11	0.18	0.05	(1.64)	0.88	(0.57)
Total from Investment Operations	0.37	0.66	0.50	(1.25)	1.30	(0.13)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.48)	(0.44)	(0.40)	(0.43)	(0.44)
Total Dividends and Distributions	(0.26)	(0.48)	(0.44)	(0.40)	(0.43)	(0.44)
Net Asset Value, End of Period	$7.34	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	5.15%	9.68%	7.37%	(15.01)%	17.09%	(1.59)%
Net Assets, End of Period (in thousands)	$25,331	$70,554	$99,579	$165,384	$149,967	$129,944
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.65%	0.65%	0.63%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.63%	0.64%	0.63%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)	6.97%	6.73%	6.27%	4.80%	5.05%	5.47%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.04	$6.99	$8.63	$7.76	$8.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.42	0.39	0.33	0.35	0.38
Net realized and unrealized gain/(loss)	0.09	0.19	0.05	(1.63)	0.89	(0.57)
Total from Investment Operations	0.32	0.61	0.44	(1.30)	1.24	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.42)	(0.39)	(0.34)	(0.37)	(0.38)
Total Dividends and Distributions	(0.23)	(0.42)	(0.39)	(0.34)	(0.37)	(0.38)
Net Asset Value, End of Period	$7.32	$7.23	$7.04	$6.99	$8.63	$7.76
Total Return*	4.64%	9.03%	6.41%	(15.56)%	16.20%	(2.41)%
Net Assets, End of Period (in thousands)	$1,708	$1,529	$7,071	$6,351	$7,788	$1,551
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.59%	1.44%	1.45%	1.41%	1.45%	1.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.36%	1.37%	1.39%	1.38%	1.39%	1.45%
Ratio of Net Investment Income/(Loss)	6.33%	5.94%	5.60%	4.02%	4.20%	4.64%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson High-Yield Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.24	$7.06	$7.00	$8.65	$7.78	$8.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.44	0.41	0.35	0.38	0.40
Net realized and unrealized gain/(loss)	0.10	0.18	0.06	(1.64)	0.88	(0.57)
Total from Investment Operations	0.34	0.62	0.47	(1.29)	1.26	(0.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.44)	(0.41)	(0.36)	(0.39)	(0.40)
Total Dividends and Distributions	(0.24)	(0.44)	(0.41)	(0.36)	(0.39)	(0.40)
Net Asset Value, End of Period	$7.34	$7.24	$7.06	$7.00	$8.65	$7.78
Total Return*	4.75%	9.14%	6.83%	(15.42)%	16.47%	(2.14)%
Net Assets, End of Period (in thousands)	$682	$845	$1,260	$1,449	$2,237	$1,859
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.56%	1.39%	1.35%	1.28%	1.27%	1.30%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.13%	1.13%	1.13%	1.15%	1.19%
Ratio of Net Investment Income/(Loss)	6.55%	6.25%	5.83%	4.25%	4.53%	4.90%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson High-Yield Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.46	0.43	0.37	0.40	0.42
Net realized and unrealized gain/(loss)	0.10	0.18	0.05	(1.64)	0.88	(0.57)
Total from Investment Operations	0.35	0.64	0.48	(1.27)	1.28	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.46)	(0.42)	(0.38)	(0.41)	(0.42)
Total Dividends and Distributions	(0.25)	(0.46)	(0.42)	(0.38)	(0.41)	(0.42)
Net Asset Value, End of Period	$7.33	$7.23	$7.05	$6.99	$8.64	$7.77
Total Return*	4.89%	9.43%	7.12%	(15.21)%	16.82%	(1.83)%
Net Assets, End of Period (in thousands)	$190,706	$202,581	$266,544	$283,236	$372,314	$349,513
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.90%	0.90%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.86%	0.87%	0.86%	0.85%	0.86%
Ratio of Net Investment Income/(Loss)	6.81%	6.50%	6.10%	4.53%	4.82%	5.21%
Portfolio Turnover Rate	54%	87%	73%	81%	120%	146%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
22 | December 31, 2024

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
December 31, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at December 31, 2024.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
Janus Investment Fund | 31

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $13,309,127. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $13,929,275, resulting in the net amount due to the counterparty of
$620,148.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
32 | December 31, 2024

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor
Janus Investment Fund | 33

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
retained upfront sales charges of $209.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class A Shares paid CDSCs of $450 to Janus
Henderson Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $100.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
34 | December 31, 2024

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(102,127,611)	$(219,970,819)	$(322,098,430)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$643,478,841	$14,175,745	$(5,018,268)	$9,157,477
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$549,599	$(312,866)	$236,733
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 35

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,180,398	$8,704,013	2,565,938	$18,334,801
Reinvested dividends and distributions	122,207	900,335	223,630	1,590,531
Shares repurchased	(1,317,581)	(9,669,569)	(1,700,235)	(12,136,110)
Net Increase/(Decrease)	(14,976)	$(65,221)	1,089,333	$7,789,222
Class C Shares:
Shares sold	22,841	$167,783	93,842	$673,116
Reinvested dividends and distributions	10,526	77,596	26,972	191,127
Shares repurchased	(70,751)	(521,340)	(338,198)	(2,399,414)
Net Increase/(Decrease)	(37,384)	$(275,961)	(217,384)	$(1,535,171)
Class D Shares:
Shares sold	1,450,610	$10,681,490	3,201,465	$22,710,801
Reinvested dividends and distributions	1,203,838	8,874,309	2,303,340	16,351,561
Shares repurchased	(2,806,789)	(20,628,419)	(5,402,366)	(38,380,017)
Net Increase/(Decrease)	(152,341)	$(1,072,620)	102,439	$682,345
Class I Shares:
Shares sold	966,919	$7,104,703	7,001,819	$49,731,992
Reinvested dividends and distributions	440,905	3,250,862	1,018,199	7,225,593
Shares repurchased	(3,041,238)	(22,225,006)	(13,956,588)	(98,976,532)
Net Increase/(Decrease)	(1,633,414)	$(11,869,441)	(5,936,570)	$(42,018,947)
Class N Shares:
Shares sold	1,414,986	$10,496,366	1,611,391	$11,391,968
Reinvested dividends and distributions	146,602	1,079,982	868,968	6,162,130
Shares repurchased	(7,865,904)	(57,594,850)	(6,852,611)	(48,970,160)
Net Increase/(Decrease)	(6,304,316)	$(46,018,502)	(4,372,252)	$(31,416,062)
Class R Shares:
Shares sold	30,004	$220,559	252,571	$1,780,058
Reinvested dividends and distributions	7,063	52,011	41,879	295,064
Shares repurchased	(15,424)	(113,898)	(1,086,926)	(7,799,886)
Net Increase/(Decrease)	21,643	$158,672	(792,476)	$(5,724,764)
Class S Shares:
Shares sold	5,851	$43,218	16,733	$118,381
Reinvested dividends and distributions	3,539	26,114	10,663	75,756
Shares repurchased	(33,236)	(245,349)	(89,097)	(639,106)
Net Increase/(Decrease)	(23,846)	$(176,017)	(61,701)	$(444,969)
Class T Shares:
Shares sold	2,148,894	$15,792,189	6,012,483	$42,707,967
Reinvested dividends and distributions	900,372	6,637,302	2,105,969	14,921,411
Shares repurchased	(5,049,449)	(37,082,901)	(17,914,287)	(128,094,139)
Net Increase/(Decrease)	(2,000,183)	$(14,653,410)	(9,795,835)	$(70,464,761)
7.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$344,801,851	$406,719,185	$-	$-
36 | December 31, 2024

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 37

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
38 | December 31, 2024

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 47

Janus Henderson High-Yield Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
48 | December 31, 2024

Janus Henderson High-Yield Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93026 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.6%
Aerospace & Defense – 2.6%
BWX Technologies Inc	244,013	$27,180,608
L3Harris Technologies Inc	132,021	27,761,376
		54,941,984
Banks – 6.1%
Columbia Banking System Inc	429,526	11,601,497
Cullen/Frost Bankers Inc	213,290	28,634,182
PNC Financial Services Group Inc/The	185,975	35,865,279
Popular Inc	100,728	9,474,476
Wintrust Financial Corp	336,848	42,008,314
		127,583,748
Building Products – 2.4%
Carlisle Cos Inc	73,853	27,239,941
Fortune Brands Home & Security Inc	337,803	23,082,079
		50,322,020
Capital Markets – 3.5%
Jefferies Financial Group Inc	368,808	28,914,547
Lazard Inc	703,736	36,228,329
MarketAxess Holdings Inc	36,785	8,314,882
		73,457,758
Chemicals – 3.0%
Corteva Inc	531,178	30,255,899
Westlake Chemical Corp	283,707	32,527,007
		62,782,906
Commercial Services & Supplies – 1.6%
Waste Connections Inc	199,124	34,165,696
Construction Materials – 1.1%
Martin Marietta Materials Inc	45,325	23,410,363
Consumer Finance – 1.9%
Ally Financial Inc	1,068,527	38,477,657
Containers & Packaging – 2.7%
Ball Corp	585,206	32,262,407
Graphic Packaging Holding Co	861,416	23,396,058
		55,658,465
Distributors – 1.7%
LKQ Corp	933,804	34,317,297
Diversified Financial Services – 1.3%
Fidelity National Information Services Inc	324,202	26,185,796
Electric Utilities – 5.7%
Alliant Energy Corp	966,397	57,152,719
Entergy Corp	824,636	62,523,901
		119,676,620
Electrical Equipment – 1.5%
AMETEK Inc	169,981	30,640,775
Electronic Equipment, Instruments & Components – 3.7%
Arrow Electronics Inc*	167,019	18,893,189
Keysight Technologies Inc*	151,125	24,275,209
Vontier Corp	935,685	34,124,432
		77,292,830
Energy Equipment & Services – 0.6%
Baker Hughes Co	288,751	11,844,566
Food & Staples Retailing – 3.9%
Casey's General Stores Inc	140,276	55,581,559
Target Corp	185,081	25,019,250
		80,600,809
Food Products – 2.3%
Hershey Co	168,394	28,517,524
Lamb Weston Holdings Inc	281,854	18,836,303
		47,353,827
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.4%
Globus Medical Inc*	371,568	$30,732,389
Teleflex Inc	157,077	27,956,565
Zimmer Biomet Holdings Inc	119,098	12,580,322
		71,269,276
Health Care Providers & Services – 3.0%
Cardinal Health Inc	205,435	24,296,797
Humana Inc	25,821	6,551,046
Labcorp Holdings Inc	140,946	32,321,737
		63,169,580
Household Durables – 1.6%
SharkNinja Inc*	173,150	16,857,884
Toll Brothers Inc	133,199	16,776,414
		33,634,298
Industrial Conglomerates – 1.7%
3M Co	274,489	35,433,785
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	655,110	22,155,820
Insurance – 4.2%
Axis Capital Holdings Ltd	390,757	34,628,885
Hartford Financial Services Group Inc	356,544	39,005,914
RenaissanceRe Holdings Ltd	58,995	14,678,546
		88,313,345
Leisure Products – 0.7%
Brunswick Corp/DE	228,412	14,773,688
Life Sciences Tools & Services – 2.5%
Avantor Inc*	1,206,643	25,423,968
ICON PLC*	123,506	25,900,443
		51,324,411
Machinery – 1.3%
Lincoln Electric Holdings Inc	144,861	27,157,092
Marine – 0.9%
Kirby Corp*	178,254	18,859,273
Media – 2.2%
Fox Corp - Class B	1,002,536	45,855,997
Metals & Mining – 2.1%
Freeport-McMoRan Inc	1,131,838	43,100,391
Oil, Gas & Consumable Fuels – 5.7%
Chesapeake Energy Corp	593,662	59,099,052
ConocoPhillips	380,561	37,740,234
HF Sinclair Corp	642,152	22,507,428
		119,346,714
Professional Services – 2.6%
Robert Half International Inc	294,435	20,745,890
TransUnion	365,618	33,896,445
		54,642,335
Real Estate Management & Development – 1.5%
CBRE Group Inc*	238,219	31,275,773
Residential Real Estate Investment Trusts (REITs) – 1.3%
Equity LifeStyle Properties Inc	388,774	25,892,348
Retail Real Estate Investment Trusts (REITs) – 2.0%
Agree Realty Corp	590,229	41,581,633
Road & Rail – 2.8%
Canadian Pacific Kansas City Ltd	314,491	22,759,714
Landstar System Inc	208,091	35,762,519
		58,522,233
Semiconductor & Semiconductor Equipment – 2.3%
Microchip Technology Inc	368,324	21,123,381
Teradyne Inc	219,113	27,590,709
		48,714,090
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – 0.6%
Nice Ltd (ADR)*	74,327	$12,623,698
Specialized Real Estate Investment Trusts (REITs) – 2.5%
Lamar Advertising Co	320,804	39,054,679
PotlatchDeltic Corp	352,110	13,820,317
		52,874,996
Specialty Retail – 4.8%
AutoZone Inc*	8,589	27,501,978
Bath & Body Works Inc	906,676	35,151,828
Burlington Stores Inc*	52,942	15,091,647
O'Reilly Automotive Inc*	19,233	22,806,491
		100,551,944
Trading Companies & Distributors – 2.2%
GATX Corp	167,738	25,992,680
MSC Industrial Direct Co Inc	276,823	20,675,910
		46,668,590
Total Common Stocks (cost $1,467,899,090)		2,056,454,427
Repurchase Agreements – 1.5%
ING Financial Markets LLC, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $15,103,691 collateralized by $15,638,081 in U.S. Treasuries 0% - 3.3750%, 2/27/25 - 5/15/44 with a value of $15,405,775	$15,100,000	15,100,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $15,003,667 collateralized by $14,911,485 in U.S. Treasuries 3.1250% - 6.3750%, 8/15/27 - 8/15/44 with a value of $15,303,742	15,000,000	15,000,000
Total Repurchase Agreements (cost $30,100,000)		30,100,000
Total Investments (total cost $1,497,999,090) – 100.1%		2,086,554,427
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,739,353)
Net Assets – 100%		$2,084,815,074

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,025,270,572	97.1%
Ireland	25,900,443	1.2
Canada	22,759,714	1.1
Israel	12,623,698	0.6
Total	$2,086,554,427	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$15,100,000	$—	$(15,100,000)	$—
Royal Bank of Canada, NY Branch	15,000,000	—	(15,000,000)	—
Total	$30,100,000	$—	$(30,100,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Mid Cap Value Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$2,056,454,427	$-	$-
Repurchase Agreements	-	30,100,000	-
Total Assets	$2,056,454,427	$30,100,000	$-
4  |

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Investments, at value (cost $1,467,899,090)	$2,056,454,427
Repurchase agreements, at value (cost $30,100,000)	30,100,000
Cash	55,177
Trustees' deferred compensation	57,794
Receivables:
Dividends	1,128,297
Fund shares sold	677,361
Interest	7,358
Other assets	18,813
Total Assets	2,088,499,227
Liabilities:
Payables:
Fund shares repurchased	1,535,480
Advisory fees	1,480,431
Transfer agent fees and expenses	334,220
Trustees' deferred compensation fees	57,794
12b-1 Distribution and shareholder servicing fees	46,858
Professional fees	42,665
Affiliated fund administration fees payable	4,733
Trustees' fees and expenses	3,591
Custodian fees	213
Accrued expenses and other payables	178,168
Total Liabilities	3,684,153
Commitments and contingent liabilities (Note 3)
Net Assets	$2,084,815,074
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,445,336,843
Total distributable earnings (loss)	639,478,231
Total Net Assets	$2,084,815,074
Net Assets - Class A Shares	$54,870,832
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,452,318
Net Asset Value Per Share(1)	$15.89
Maximum Offering Price Per Share(2)	$16.86
Net Assets - Class C Shares	$7,218,451
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	473,339
Net Asset Value Per Share(1)	$15.25
Net Assets - Class D Shares	$720,027,494
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,767,054
Net Asset Value Per Share	$15.40
Net Assets - Class I Shares	$203,927,003
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,204,960
Net Asset Value Per Share	$15.44
Net Assets - Class N Shares	$244,250,972
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,940,336
Net Asset Value Per Share	$15.32
Net Assets - Class R Shares	$33,575,818
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,166,428
Net Asset Value Per Share	$15.50
Net Assets - Class S Shares	$57,560,910
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,616,480
Net Asset Value Per Share	$15.92
Net Assets - Class T Shares	$763,383,594
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,040,870
Net Asset Value Per Share	$15.57

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Mid Cap Value Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends	$18,795,031
Interest	977,632
Other income	3,204
Foreign tax withheld	(64,643)
Total Investment Income	19,711,224
Expenses:
Advisory fees	8,533,569
12b-1 Distribution and shareholder servicing fees:
Class A Shares	73,717
Class C Shares	33,161
Class R Shares	87,812
Class S Shares	75,740
Transfer agent administrative fees and expenses:
Class D Shares	412,496
Class R Shares	44,359
Class S Shares	76,095
Class T Shares	1,011,389
Transfer agent networking and omnibus fees:
Class A Shares	36,496
Class C Shares	2,578
Class I Shares	100,188
Other transfer agent fees and expenses:
Class A Shares	1,558
Class C Shares	204
Class D Shares	45,999
Class I Shares	3,383
Class N Shares	4,462
Class R Shares	423
Class S Shares	2,031
Class T Shares	4,023
Shareholder reports expense	80,997
Registration fees	80,816
Affiliated fund administration fees	40,999
Professional fees	34,477
Trustees' fees and expenses	19,893
Custodian fees	5,520
Other expenses	90,898
Total Expenses	10,903,283
Less: Excess Expense Reimbursement and Waivers	(41,886)
Net Expenses	10,861,397
Net Investment Income/(Loss)	8,849,827
Net Realized Gain/(Loss) on Investments:
Investments	99,460,717
Total Net Realized Gain/(Loss) on Investments	99,460,717
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	23,553,240
Total Change in Unrealized Net Appreciation/Depreciation	23,553,240
Net Increase/(Decrease) in Net Assets Resulting from Operations	$131,863,784
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Mid Cap Value Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$8,849,827	$20,218,307
Net realized gain/(loss) on investments	99,460,717	202,767,914
Change in unrealized net appreciation/depreciation	23,553,240	36,498,344
Net Increase/(Decrease) in Net Assets Resulting from Operations	131,863,784	259,484,565
Dividends and Distributions to Shareholders:
Class A Shares	(4,984,355)	(4,753,717)
Class C Shares	(595,189)	(615,241)
Class D Shares	(68,276,822)	(61,083,222)
Class I Shares	(19,177,540)	(17,906,508)
Class L Shares(1)	-	(323,764)
Class N Shares	(23,566,953)	(16,971,420)
Class R Shares	(2,947,425)	(2,891,861)
Class S Shares	(5,065,439)	(5,284,966)
Class T Shares	(71,615,896)	(67,684,534)
Net Decrease from Dividends and Distributions to Shareholders	(196,229,619)	(177,515,233)
Capital Share Transactions:
Class A Shares	89,617	(3,093,717)
Class C Shares	338,208	(1,244,980)
Class D Shares	35,802,635	(7,507,733)
Class I Shares	16,408,511	(22,391,809)
Class L Shares(1)	-	(4,168,510)
Class N Shares	67,353,905	(6,429,153)
Class R Shares	165,903	(2,325,657)
Class S Shares	602,138	(12,848,296)
Class T Shares	18,518,746	(47,283,578)
Net Increase/(Decrease) from Capital Share Transactions	139,279,663	(107,293,433)
Net Increase/(Decrease) in Net Assets	74,913,828	(25,324,101)
Net Assets:
Beginning of period	2,009,901,246	2,035,225,347
End of period	$2,084,815,074	$2,009,901,246

(1)	Effective May 29, 2024, Class L Shares liquidated.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.32	$15.71	$14.97	$18.02	$13.29	$15.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.13	0.15	0.13	0.12	0.13
Net realized and unrealized gain/(loss)	1.07	1.87	1.50	(1.17)	4.73	(1.82)
Total from Investment Operations	1.12	2.00	1.65	(1.04)	4.85	(1.69)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.14)	(0.14)	(0.04)	(0.12)	(0.12)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.55)	(1.39)	(0.91)	(2.01)	(0.12)	(0.35)
Net Asset Value, End of Period	$15.89	$16.32	$15.71	$14.97	$18.02	$13.29
Total Return*	6.38%	13.65%	11.30%	(6.84)%	36.65%	(11.47)%
Net Assets, End of Period (in thousands)	$54,871	$56,075	$56,731	$59,218	$73,118	$59,211
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.04%	0.91%	0.93%	0.97%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.04%	0.91%	0.93%	0.97%	1.19%
Ratio of Net Investment Income/(Loss)	0.63%	0.81%	0.98%	0.78%	0.76%	0.90%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.68	$15.15	$14.46	$17.55	$12.93	$14.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(—) (2)	0.02	0.05	0.01	0.04	0.05
Net realized and unrealized gain/(loss)	1.03	1.79	1.45	(1.13)	4.58	(1.80)
Total from Investment Operations	1.03	1.81	1.50	(1.12)	4.62	(1.75)
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.03)	(0.04)	—	— (2)	—
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.46)	(1.28)	(0.81)	(1.97)	—	(0.23)
Net Asset Value, End of Period	$15.25	$15.68	$15.15	$14.46	$17.55	$12.93
Total Return*	6.11%	12.81%	10.65%	(7.50)%	35.76%	(12.02)%
Net Assets, End of Period (in thousands)	$7,218	$7,039	$7,998	$7,974	$10,436	$15,768
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.87%	1.69%	1.54%	1.62%	1.64%	1.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.87%	1.69%	1.54%	1.62%	1.64%	1.78%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.16%	0.35%	0.09%	0.24%	0.32%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.87	$15.33	$14.63	$17.67	$13.03	$15.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.16	0.19	0.18	0.17	0.17
Net realized and unrealized gain/(loss)	1.05	1.82	1.47	(1.15)	4.64	(1.79)
Total from Investment Operations	1.12	1.98	1.66	(0.97)	4.81	(1.62)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.19)	(0.19)	(0.10)	(0.17)	(0.16)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.59)	(1.44)	(0.96)	(2.07)	(0.17)	(0.39)
Net Asset Value, End of Period	$15.40	$15.87	$15.33	$14.63	$17.67	$13.03
Total Return*	6.59%	13.87%	11.65%	(6.58)%	37.11%	(11.24)%
Net Assets, End of Period (in thousands)	$720,027	$705,902	$685,186	$663,819	$752,405	$615,270
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.78%	0.63%	0.64%	0.66%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.78%	0.63%	0.64%	0.66%	0.89%
Ratio of Net Investment Income/(Loss)	0.88%	1.06%	1.26%	1.07%	1.07%	1.18%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.92	$15.37	$14.66	$17.71	$13.06	$15.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.17	0.20	0.19	0.18	0.18
Net realized and unrealized gain/(loss)	1.04	1.82	1.47	(1.16)	4.65	(1.79)
Total from Investment Operations	1.12	1.99	1.67	(0.97)	4.83	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.19)	(0.19)	(0.11)	(0.18)	(0.17)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.60)	(1.44)	(0.96)	(2.08)	(0.18)	(0.40)
Net Asset Value, End of Period	$15.44	$15.92	$15.37	$14.66	$17.71	$13.06
Total Return*	6.54%	13.94%	11.75%	(6.60)%	37.15%	(11.16)%
Net Assets, End of Period (in thousands)	$203,927	$193,981	$208,187	$207,292	$359,761	$310,803
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.74%	0.59%	0.60%	0.62%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.74%	0.59%	0.60%	0.62%	0.85%
Ratio of Net Investment Income/(Loss)	0.91%	1.11%	1.30%	1.11%	1.13%	1.20%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.81	$15.27	$14.58	$17.62	$12.99	$15.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.18	0.21	0.20	0.19	0.20
Net realized and unrealized gain/(loss)	1.04	1.82	1.46	(1.14)	4.63	(1.80)
Total from Investment Operations	1.13	2.00	1.67	(0.94)	4.82	(1.60)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.21)	(0.21)	(0.13)	(0.19)	(0.18)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.62)	(1.46)	(0.98)	(2.10)	(0.19)	(0.41)
Net Asset Value, End of Period	$15.32	$15.81	$15.27	$14.58	$17.62	$12.99
Total Return*	6.63%	14.09%	11.78%	(6.47)%	37.34%	(11.14)%
Net Assets, End of Period (in thousands)	$244,251	$188,333	$187,335	$193,017	$506,429	$422,894
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	0.65%	0.49%	0.50%	0.52%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.65%	0.49%	0.50%	0.52%	0.75%
Ratio of Net Investment Income/(Loss)	1.04%	1.20%	1.40%	1.20%	1.24%	1.36%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.92	$15.36	$14.65	$17.70	$13.04	$15.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.07	0.10	0.08	0.08	0.09
Net realized and unrealized gain/(loss)	1.04	1.83	1.46	(1.16)	4.65	(1.82)
Total from Investment Operations	1.06	1.90	1.56	(1.08)	4.73	(1.73)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.09)	(0.08)	—	(0.07)	(0.06)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.48)	(1.34)	(0.85)	(1.97)	(0.07)	(0.29)
Net Asset Value, End of Period	$15.50	$15.92	$15.36	$14.65	$17.70	$13.04
Total Return*	6.22%	13.23%	10.94%	(7.20)%	36.38%	(11.83)%
Net Assets, End of Period (in thousands)	$33,576	$34,222	$35,107	$36,305	$43,893	$38,246
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.58%	1.39%	1.25%	1.26%	1.26%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.39%	1.25%	1.26%	1.26%	1.50%
Ratio of Net Investment Income/(Loss)	0.25%	0.45%	0.65%	0.45%	0.49%	0.59%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.33	$15.72	$14.97	$18.03	$13.28	$15.33
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.11	0.14	0.12	0.11	0.12
Net realized and unrealized gain/(loss)	1.07	1.87	1.50	(1.18)	4.74	(1.83)
Total from Investment Operations	1.11	1.98	1.64	(1.06)	4.85	(1.71)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.12)	(0.12)	(0.03)	(0.10)	(0.11)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.52)	(1.37)	(0.89)	(2.00)	(0.10)	(0.34)
Net Asset Value, End of Period	$15.92	$16.33	$15.72	$14.97	$18.03	$13.28
Total Return*	6.36%	13.50%	11.26%	(6.97)%	36.67%	(11.58)%
Net Assets, End of Period (in thousands)	$57,561	$58,301	$68,572	$70,035	$97,606	$99,159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.14%	0.99%	1.01%	1.02%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.14%	0.99%	1.01%	1.02%	1.25%
Ratio of Net Investment Income/(Loss)	0.50%	0.71%	0.90%	0.70%	0.72%	0.79%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.02	$15.46	$14.74	$17.79	$13.12	$15.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.15	0.18	0.16	0.16	0.16
Net realized and unrealized gain/(loss)	1.06	1.83	1.48	(1.16)	4.66	(1.80)
Total from Investment Operations	1.13	1.98	1.66	(1.00)	4.82	(1.64)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.17)	(0.17)	(0.08)	(0.15)	(0.15)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—	(0.23)
Total Dividends and Distributions	(1.58)	(1.42)	(0.94)	(2.05)	(0.15)	(0.38)
Net Asset Value, End of Period	$15.57	$16.02	$15.46	$14.74	$17.79	$13.12
Total Return*	6.54%	13.76%	11.57%	(6.72)%	36.95%	(11.31)%
Net Assets, End of Period (in thousands)	$763,384	$766,048	$782,095	$814,391	$1,010,187	$896,622
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.08%	0.89%	0.74%	0.75%	0.77%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	0.88%	0.73%	0.74%	0.76%	0.99%
Ratio of Net Investment Income/(Loss)	0.77%	0.97%	1.17%	0.96%	1.00%	1.09%
Portfolio Turnover Rate	17%	37%	54%	52%	46%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000. Class L shares were terminated on May 29, 2024.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or
Janus Investment Fund | 17

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that
18 | December 31, 2024

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 19

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity,
20 | December 31, 2024

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.79%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.74% for at least a one-year period commencing on October 28, 2024. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.83%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $2,242.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $36.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2024, the Fund engaged in cross trades amounting to $4,219,096 in purchases.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,500,343,860	$635,893,605	$(49,683,038)	$586,210,567
5.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	134,698	$2,309,398	296,145	$4,621,369
Reinvested dividends and distributions	266,976	4,450,488	280,508	4,140,304
Shares repurchased	(386,134)	(6,670,269)	(750,697)	(11,855,390)
Net Increase/(Decrease)	15,540	$89,617	(174,044)	$(3,093,717)
Class C Shares:
Shares sold	66,020	$1,037,256	38,076	$574,249
Reinvested dividends and distributions	34,948	559,175	40,115	571,240
Shares repurchased	(76,437)	(1,258,223)	(157,416)	(2,390,469)
Net Increase/(Decrease)	24,531	$338,208	(79,225)	$(1,244,980)
Class D Shares:
Shares sold	526,695	$8,844,147	880,970	$13,570,940
Reinvested dividends and distributions	4,109,323	66,365,570	4,142,428	59,360,998
Shares repurchased	(2,348,856)	(39,407,082)	(5,252,101)	(80,439,671)
Net Increase/(Decrease)	2,287,162	$35,802,635	(228,703)	$(7,507,733)
Class I Shares:
Shares sold	1,232,808	$20,583,959	1,946,985	$30,172,978
Reinvested dividends and distributions	1,126,571	18,250,445	1,173,097	16,857,405
Shares repurchased	(1,341,275)	(22,425,893)	(4,481,485)	(69,422,192)
Net Increase/(Decrease)	1,018,104	$16,408,511	(1,361,403)	$(22,391,809)
Class L Shares:(1)
Shares sold	-	$-	178	$2,723
Reinvested dividends and distributions	-	-	21,410	320,935
Shares repurchased	-	-	(273,105)	(4,492,168)
Net Increase/(Decrease)	-	$-	(251,517)	$(4,168,510)
Class N Shares:
Shares sold	4,046,219	$68,792,877	2,105,749	$32,042,146
Reinvested dividends and distributions	1,329,011	21,357,201	1,027,729	14,665,689
Shares repurchased	(1,346,312)	(22,796,173)	(3,486,452)	(53,136,988)
Net Increase/(Decrease)	4,028,918	$67,353,905	(352,974)	$(6,429,153)
Class R Shares:
Shares sold	110,212	$1,863,947	234,349	$3,598,068
Reinvested dividends and distributions	181,143	2,945,380	200,390	2,889,630
Shares repurchased	(274,997)	(4,643,424)	(570,298)	(8,813,355)
Net Increase/(Decrease)	16,358	$165,903	(135,559)	$(2,325,657)
Class S Shares:
Shares sold	181,326	$3,111,939	413,266	$6,516,802
Reinvested dividends and distributions	303,314	5,065,342	357,805	5,284,782
Shares repurchased	(439,197)	(7,575,143)	(1,562,846)	(24,649,880)
Net Increase/(Decrease)	45,443	$602,138	(791,775)	$(12,848,296)
Class T Shares:
Shares sold	1,152,949	$19,461,591	1,881,885	$29,125,632
Reinvested dividends and distributions	4,347,429	70,993,519	4,635,599	67,123,473
Shares repurchased	(4,272,303)	(71,936,364)	(9,303,622)	(143,532,683)
Net Increase/(Decrease)	1,228,075	$18,518,746	(2,786,138)	$(47,283,578)

(1)	Effective May 29, 2024, Class L Shares liquidated.
Janus Investment Fund | 25

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
6.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$360,246,247	$403,032,053	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 31

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93032 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Money Market Fund
Janus Investment Fund

Janus Henderson Money Market Fund

Janus Henderson Money Market Fund
Schedule of Investments (unaudited)
December 31, 2024

	Principal Amounts	Value
Certificates of Deposit – 6.1%
Cooperatieve Rabobank UA/NY, 5.3000%, 3/5/25	$6,200,000	$6,206,623
Cooperatieve Rabobank UA/NY, 5.2700%, 2/5/25	15,000,000	15,002,559
Swedbank AB, 5.2100%, 3/3/25	10,000,000	10,000,805
Swedbank AB, 5.2100%, 2/28/25	15,000,000	15,000,000
Toronto-Dominion Bank/The, 5.1200%, 1/24/25	15,000,000	15,003,156
Wells Fargo Bank NA, 5.1800%, 2/7/25	10,000,000	10,004,510
Total Certificates of Deposit (cost $71,217,653)		71,217,653
Commercial Paper – 32.6%
Atlantic Asset Securitization LLC, 4.6900%, 1/21/25±	15,000,000	14,962,613
Australia & New Zealand Banking Group Ltd, 4.5200%, 2/27/25±	15,000,000	14,895,316
Australia & New Zealand Banking Group Ltd, 4.5200%, 3/10/25±	7,900,000	7,833,080
Bank of Montreal, 4.6100%, 1/15/25	15,000,000	14,974,899
Bank of Montreal, 4.6100%, 1/17/25	15,000,000	14,971,051
Bank of Montreal, 4.6100%, 1/22/25	15,000,000	14,961,389
Bank of Montreal, 4.4800%, 3/12/25	5,000,000	4,956,984
Cooperatieve Rabobank UA/NY, 4.7000%, 3/3/25	10,000,000	9,920,903
DNB Bank ASA, 4.4150%, 1/9/25±	5,000,000	4,995,693
DNB Bank ASA, 4.5950%, 1/27/25±	15,000,000	14,951,842
DNB Bank ASA, 4.5350%, 2/4/25±	15,000,000	14,937,317
DNB Bank ASA, 4.5200%, 3/5/25±	15,000,000	14,882,653
Gotham Funding Corp, 4.6700%, 1/23/25±	15,000,000	14,958,865
Gotham Funding Corp, 4.6100%, 3/7/25±	10,000,000	9,917,810
Manhattan Asset Funding Co LLC, 4.5900%, 1/8/25±	15,000,000	14,988,483
Manhattan Asset Funding Co LLC, 4.6600%, 1/21/25±	15,000,000	14,962,859
Manhattan Asset Funding Co LLC, 4.6100%, 1/23/25±	10,000,000	9,972,988
Manhattan Asset Funding Co LLC, 4.5300%, 2/20/25±	10,000,000	9,938,212
Mizuho Bank Ltd/New York NY, 4.5000%, 3/19/25±	15,000,000	14,857,137
Mizuho Bank Ltd/New York NY, 4.5100%, 5/20/25±	10,000,000	9,826,537
Nieuw Amsterdam Receivables Corp BV, 4.5800%, 2/6/25±	10,000,000	9,956,007
Nieuw Amsterdam Receivables Corp BV, 4.5500%, 2/14/25±	15,000,000	14,919,526
Nieuw Amsterdam Receivables Corp BV, 4.5800%, 2/21/25±	15,000,000	14,905,255
Royal Bank of Canada, 5.1100%, 1/2/25±	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB, 4.4800%, 5/9/25±	15,000,000	14,762,241
Swedbank AB, 4.3500%, 4/17/25±	10,000,000	9,872,949
Toronto-Dominion Bank/The, 4.5400%, 2/10/25±	10,000,000	9,950,680
Toronto-Dominion Bank/The, 4.8700%, 2/18/25±	10,000,000	9,935,683
Toronto-Dominion Bank/The, 4.4600%, 5/7/25±	15,000,000	14,766,719
Victory Receivables Corp, 4.7400%, 1/2/25	15,000,000	15,000,000
Victory Receivables Corp, 4.6600%, 2/7/25	10,000,000	9,953,132
Total Commercial Paper (cost $380,688,823)		380,688,823
U.S. Government Agency Notes – 5.1%
Federal Home Loan Bank Discount Notes:
4.5270%, 1/15/25	10,000,000	9,983,750
4.5050%, 1/24/25	10,000,000	9,972,214
4.4150%, 2/7/25	10,000,000	9,955,681
4.4320%, 2/12/25	10,000,000	9,949,917
4.2480%, 2/14/25	10,000,000	9,950,110
4.3650%, 3/5/25	10,000,000	9,925,508
Total U.S. Government Agency Notes (cost $59,737,180)		59,737,180
U.S. Treasury Debt – 5.1%
United States Treasury Bill, 4.6590%, 1/2/25	10,000,000	10,000,000
United States Treasury Bill, 4.4520%, 1/21/25	10,000,000	9,976,314
United States Treasury Bill, 4.5000%, 1/28/25	10,000,000	9,967,613
United States Treasury Bill, 4.3811%, 3/4/25	10,000,000	9,926,368
United States Treasury Bill, 4.2130%, 3/11/25	10,000,000	9,921,371
United States Treasury Bill, 4.3925%, 3/18/25	10,000,000	9,908,913
Total U.S. Treasury Debt (cost $59,700,579)		59,700,579
Variable Rate Demand Notes¶ – 14.7%
Alper Drive Apts LLC (LOC: The Northern Trust Co), 4.4900%, 8/1/61	12,600,000	12,600,000
Bellevue 10 Apartments LLC (LOC: The Northern Trust Co), 4.4900%, 4/1/60	3,450,000	3,450,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Money Market Fund
Schedule of Investments (unaudited)
December 31, 2024
	Principal Amounts	Value
Variable Rate Demand Notes¶ – (continued)
Breckenridge Terrace LLC (LOC: Bank of America NA), 4.5700%, 5/2/39	$14,980,000	$14,980,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 4.5700%, 5/2/39	4,000,000	4,000,000
Cellmark Inc (LOC: Swedbank AB, NY), 4.4500%, 6/1/38	10,000,000	10,000,000
CLC Irrevocable Life Insurance Trust/The (LOC: FHLB of Des Moines), 4.7000%, 1/4/49	11,110,000	11,110,000
County of Eagle CO (LOC: Bank of America NA), 4.5700%, 6/1/27	9,100,000	9,100,000
County of Eagle CO (LOC: Bank of America NA), 4.5700%, 5/2/39	8,000,000	8,000,000
Dorfman 2020 Family Trust (LOC: FHLB of Dallas), 4.4500%, 8/1/40	5,285,000	5,285,000
Drummond Family Life Insurance LLC (LOC: FHLB of Dallas), 4.4500%, 6/1/72	14,575,000	14,575,000
Encinitas Senior Living LP (LOC: FHLB of San Francisco), 4.4500%, 8/1/59	3,115,000	3,115,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA), 4.4500%, 8/1/28	3,750,000	3,750,000
Jefferson Centerpointe LLC (LOC: FHLB of San Francisco), 4.4500%, 12/1/60	22,285,000	22,285,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 4.4500%, 8/1/59	13,500,000	13,500,000
Mississippi Business Finance Corp (LOC: FHLB of Dallas), 4.7600%, 12/1/42	8,195,000	8,195,000
Phoenix Realty Special Account-U LP (LOC: The Northern Trust Co), 4.6400%, 4/1/25	1,675,000	1,675,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 4.4500%, 5/1/42	11,645,000	11,645,000
Susan D Travers Heritage Trust (LOC: FHLB of Topeka), 4.4500%, 7/1/43	8,825,000	8,825,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 4.5700%, 7/2/35	5,700,000	5,700,000
Total Variable Rate Demand Notes (cost $171,790,000)		171,790,000
Repurchase Agreementsë – 31.7%
Credit Agricole, New York, Joint repurchase agreement, 4.4300%, dated 12/31/24, maturing 1/2/25 to be repurchased at $25,006,153 collateralized by $29,089,338 in U.S. Government Agencies 1.6684% - 5.6688%, 7/25/31 - 10/25/54 with a value of $25,500,000	25,000,000	25,000,000
Goldman Sachs & Co, Joint repurchase agreement, 4.3500%, dated 12/31/24, maturing 1/2/25 to be repurchased at $80,019,333 collateralized by $81,511,869 in U.S. Government Agencies 4.7616% - 6.1046%, 8/16/42 - 9/20/54 with a value of $81,600,000	80,000,000	80,000,000
HSBC Securities (USA) Inc, Joint repurchase agreement, 4.3500%, dated 12/31/24, maturing 1/2/25 to be repurchased at $25,006,042 collateralized by $34,457,099 in U.S. Treasuries 0% - 3.7500%, 2/28/26 - 11/15/50 with a value of $25,500,000	25,000,000	25,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $25,006,111 collateralized by $26,022,950 in U.S. Treasuries 0.3750% - 4.8750%, 8/15/25 - 8/15/34 with a value of $25,506,256	25,000,000	25,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.4100%, dated 12/31/24, maturing 1/2/25 to be repurchased at $65,015,925 collateralized by $70,812,471 in U.S. Government Agencies 2.5000% - 5.5000%, 9/1/50 - 11/1/54 with a value of $66,316,244	65,000,000	65,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $10,002,444 collateralized by $9,940,990 in U.S. Treasuries 3.1250% - 6.3750%, 8/15/27 - 8/15/44 with a value of $10,202,495	10,000,000	10,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.4100%, dated 12/31/24, maturing 1/2/25 to be repurchased at $94,723,202 collateralized by $29,280,529 in U.S. Government Agencies 4.5000% - 7.0000%, 8/1/37 - 7/20/63 and $68,054,288 in U.S. Treasuries 1.8750% - 6.6250%, 11/15/26 - 2/15/52 with a value of $96,617,676	94,700,000	94,700,000
Wells Fargo Securities LLC, Joint repurchase agreement, 4.4600%, dated 12/31/24, maturing 1/2/25 to be repurchased at $45,011,150 collateralized by $45,617,452 in U.S. Government Agencies 2.5000% - 7.0000%, 11/1/29 - 1/1/55 with a value of $45,911,373	45,000,000	45,000,000
Total Repurchase Agreements (cost $369,700,000)		369,700,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Money Market Fund
Schedule of Investments (unaudited)
December 31, 2024
	Principal Amounts	Value
Time Deposits – 4.3%
Credit Agricole, 4.3100%, 1/2/25 (cost $50,000,000)	$50,000,000	$50,000,000
Total Investments (total cost $1,162,834,235) – 99.6%		1,162,834,235
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		4,595,530
Net Assets – 100%		$1,167,429,765

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Agricole, New York	$25,000,000	$—	$(25,000,000)	$—
Goldman Sachs & Co	80,000,000	—	(80,000,000)	—
HSBC Securities (USA) Inc	25,000,000	—	(25,000,000)	—
ING Financial Markets LLC	90,000,000	—	(90,000,000)	—
Royal Bank of Canada, NY Branch	104,700,000	—	(104,700,000)	—
Wells Fargo Securities LLC	45,000,000	—	(45,000,000)	—
Total	$369,700,000	$—	$(369,700,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Money Market Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2024 is $295,950,465, which represents 25.4% of net assets.

¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2024.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Certificates of Deposit	$-	$71,217,653	$-
Commercial Paper	-	380,688,823	-
U.S. Government Agency Notes	-	59,737,180	-
U.S. Treasury Debt	-	59,700,579	-
Variable Rate Demand Notes	-	171,790,000	-
Repurchase Agreements	-	369,700,000	-
Time Deposits	-	50,000,000	-
Total Assets	$-	$1,162,834,235	$-
4  |

Janus Henderson Money Market Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Investments, at value (cost $793,134,235)	$793,134,235
Repurchase agreements, at value (cost $369,700,000)	369,700,000
Cash	236,909
Trustees' deferred compensation	32,201
Receivables:
Fund shares sold	3,757,349
Interest	3,589,727
Total Assets	1,170,450,421
Liabilities:
Payables:
Fund shares repurchased	2,530,918
Advisory fees	203,622
Administration services fees	184,869
Dividends	33,854
Professional fees	33,518
Trustees' deferred compensation fees	32,201
Trustees' fees and expenses	1,674
Total Liabilities	3,020,656
Net Assets	$1,167,429,765
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,167,444,164
Total distributable earnings (loss)	(14,399)
Total Net Assets	$1,167,429,765
Net Assets - Class D Shares	$1,149,507,815
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,149,508,356
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$17,921,950
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,930,010
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Money Market Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$29,242,906
Other income	1,694
Total Investment Income	29,244,600
Expenses:
Advisory fees	1,153,333
Administration services fees:
Class D Shares	1,678,261
Class T Shares	25,754
Professional fees	26,783
Trustees' fees and expenses	10,704
Total Expenses	2,894,835
Net Investment Income/(Loss)	26,349,765
Net Realized Gain/(Loss) on Investments:
Investments	(9)
Total Net Realized Gain/(Loss) on Investments	(9)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$26,349,756
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Money Market Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$26,349,765	$54,360,056
Net realized gain/(loss) on investments	(9)	3,419
Net Increase/(Decrease) in Net Assets Resulting from Operations	26,349,756	54,363,475
Dividends and Distributions to Shareholders:
Class D Shares	(26,008,185)	(53,729,906)
Class T Shares	(341,123)	(630,150)
Net Decrease from Dividends and Distributions to Shareholders	(26,349,308)	(54,360,056)
Capital Share Transactions:
Class D Shares	48,698,301	(31,402,525)
Class T Shares	5,000,463	10,841
Net Increase/(Decrease) from Capital Share Transactions	53,698,764	(31,391,684)
Net Increase/(Decrease) in Net Assets	53,699,212	(31,388,265)
Net Assets:
Beginning of period	1,113,730,553	1,145,118,818
End of period	$1,167,429,765	$1,113,730,553
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Money Market Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.02)	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.34%	4.94%	3.36%	0.00%	0.00%	1.05%
Net Assets, End of Period (in thousands)	$1,149,508	$1,100,809	$1,132,208	$1,194,067	$1,149,942	$1,155,176
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.50%	0.56%	0.57%	0.57%	0.57%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.50%	0.56%	0.57%	0.28%	0.13%	0.53%
Ratio of Net Investment Income/(Loss)	4.60%	4.84%	3.30%	0.00% (3)	0.00% (3)	0.98%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Money Market Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	0.03	— (2)	— (2)	0.01
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.03	—	—	0.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.03)	— (2)	— (2)	(0.01)
Distributions (from capital gains)	—	—	— (2)	—	—	—
Total Dividends and Distributions	(0.02)	(0.05)	(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.31%	4.92%	3.34%	0.00%	0.00%	1.03%
Net Assets, End of Period (in thousands)	$17,922	$12,921	$12,911	$15,939	$15,795	$13,158
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.55%	0.58%	0.59%	0.58%	0.59%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.55%	0.58%	0.59%	0.28%	0.13%	0.55%
Ratio of Net Investment Income/(Loss)	4.54%	4.82%	3.25%	0.00% (3)	0.00% (3)	1.02%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.
The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
As a retail money market fund, the Fund may be subject to liquidity fees on fund redemptions because of market conditions or other factors. Liquidity fees are most likely to be imposed during times of extraordinary market stress.  Pursuant to Rule 2a-7 under the 1940 Act, the Fund may impose a discretionary liquidity fee (not to exceed 2% of value of the shares redeemed) on redemptions from the Fund. The Trustees have determined to delegate responsibility for administering any discretionary liquidity fee to the Adviser, subject to Board guidelines and oversight.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements)
10 | December 31, 2024

Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the
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Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and
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Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
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Notes to Financial Statements (unaudited)
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement” on the Statement of Operations.
Effective October 28, 2024, Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.18% and 0.28%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. Prior to October 28, 2024, Class D Shares and Class T Shares of the Fund compensated the Adviser at annual rate of 0.36% and 0.38%. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the
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Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
5.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	289,873,888	$289,873,888	379,867,437	$379,877,673
Reinvested dividends and distributions	25,605,702	25,605,702	52,735,583	52,735,583
Shares repurchased	(266,781,288)	(266,781,289)	(464,015,780)	(464,015,781)
Net Increase/(Decrease)	48,698,302	$48,698,301	(31,412,760)	$(31,402,525)
Class T Shares:
Shares sold	15,939,641	$15,939,641	19,873,819	$19,873,818
Reinvested dividends and distributions	340,418	340,418	621,721	621,721
Shares repurchased	(11,279,596)	(11,279,596)	(20,484,698)	(20,484,698)
Net Increase/(Decrease)	5,000,463	$5,000,463	10,842	$10,841
6.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Money Market Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Money Market Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
20 | December 31, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
22 | December 31, 2024

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 23

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Money Market Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 25

Janus Henderson Money Market Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
26 | December 31, 2024

Janus Henderson Money Market Fund
Notes
Janus Investment Fund | 27

Janus Henderson Money Market Fund
Notes
28 | December 31, 2024

Janus Henderson Money Market Fund
Notes
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93027 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Multi-Sector Income Fund
Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 54.2%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808	$1,842,372
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	10,346,034	9,575,224
Achieve Mortgage 2024-HE1 B, 7.2600%, 5/25/39ž	6,010,947	6,194,079
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	2,750,000	2,802,946
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000	4,074,909
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27ž	5,638,475	5,592,625
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	2,152,142	2,182,580
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	3,834,725	3,893,207
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32ž	1,865,632	1,859,220
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32ž	6,762,917	6,758,550
Angel Oak Mortgage Trust I LLC 2024-3 A3, 4.8000%, 11/26/68ž,Ç	4,700,909	4,517,904
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%, 10/24/36ž,‡	47,575,000	47,941,975
ARES CLO Ltd 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%, 5.5429%, 1/25/38ž,‡	20,000,000	20,000,000
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000	2,565,688
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000	5,731,093
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000	2,876,158
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000	1,407,738
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.8228%, 1/22/35ž,‡	25,000,000	25,002,240
BAMLL Commercial Mortgage Securities Trust 2015-200P D, 3.5958%, 4/14/33ž,‡	4,400,000	4,341,540
BAMLL Commercial Mortgage Securities Trust 2015-200P E, 3.5958%, 4/14/33ž,‡	6,820,000	6,708,403
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758	8,434,972
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4996%, 1/27/50ž,‡	3,776,872	3,149,660
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.3063%, 11/27/48ž,‡	1,000,000	931,903
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.2257%, 11/27/48ž,‡	1,779,000	1,639,922
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 8.1688%, 12/26/31ž,‡	1,246,390	1,262,470
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 6.3688%, 6/25/47ž,‡	2,771,598	2,781,537
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 7.3188%, 6/25/47ž,‡	1,108,639	1,121,367
Benefit Street Partners CLO Ltd 2016-10A CRR, CME Term SOFR 3 Month + 3.7616%, 8.3790%, 4/20/34ž,‡	6,750,000	6,788,684
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000	2,839,360
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000	2,648,122
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000	1,723,441
BlueMountain CLO XXVI Ltd 2021-28A A, CME Term SOFR 3 Month + 1.5216%, 6.1775%, 4/17/34ž,‡	5,000,000	5,002,584
BPR Trust 2024-PMDW E, 5.8500%, 11/5/41ž,‡	17,000,000	15,192,966
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881	10,772,110
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	2,156,665	2,106,647
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	1,272,240	1,286,541
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	5,874,881	5,973,761
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	3,403,118	3,334,997
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	3,070,716	3,034,868
BX 2024-BIO2 D, 7.7127%, 8/13/41ž,‡	7,480,000	7,332,520
BX Commercial Mortgage Trust 2021-ARIA E, CME Term SOFR 1 Month + 2.3590%, 6.7560%, 10/15/36ž,‡	10,000,000	9,975,026
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 7.1050%, 10/15/36ž,‡	10,000,000	9,981,007
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.8610%, 10/15/26ž,‡	13,952,992	13,684,575
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-SOAR G, CME Term SOFR 1 Month + 2.9145%, 7.3125%, 6/15/38ž,‡	$6,224,838	$6,216,519
BX Commercial Mortgage Trust 2021-SOAR J, CME Term SOFR 1 Month + 3.8645%, 8.2625%, 6/15/38ž,‡	8,152,785	7,951,692
BX Commercial Mortgage Trust 2021-VINO E, CME Term SOFR 1 Month + 2.0668%, 6.4638%, 5/15/38ž,‡	1,950,900	1,944,846
BX Commercial Mortgage Trust 2021-VINO G, CME Term SOFR 1 Month + 4.0668%, 8.4638%, 5/15/38ž,‡	8,400,000	8,247,031
BX Commercial Mortgage Trust 2021-VOLT E, CME Term SOFR 1 Month + 2.1145%, 6.5116%, 9/15/36ž,‡	3,750,000	3,744,871
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.9116%, 9/15/36ž,‡	8,440,000	8,448,341
BX Commercial Mortgage Trust 2021-VOLT G, CME Term SOFR 1 Month + 2.9645%, 7.3616%, 9/15/36ž,‡	6,000,000	5,963,130
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.1463%, 4/15/39ž,‡	7,341,351	7,299,776
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 7.1885%, 10/15/41ž,‡	9,500,000	9,522,472
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 8/15/39ž,‡	10,000,000	10,056,276
BX Commercial Mortgage Trust 2024-AIRC D, CME Term SOFR 1 Month + 3.0892%, 7.4863%, 8/15/39ž,‡	39,000,000	39,212,424
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.2615%, 10/15/41ž,‡	25,000,000	25,149,834
BX Commercial Mortgage Trust 2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 10.3523%, 10/15/41ž,‡	5,000,000	4,823,923
BX Commercial Mortgage Trust 2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 6.3990%, 12/15/39ž,‡	7,315,000	7,310,353
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 7.2865%, 7/15/29ž,‡	4,000,000	4,011,683
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 8.3350%, 7/15/29ž,‡	8,250,000	8,187,303
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 6.2879%, 3/15/34ž,‡	9,700,000	9,652,439
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 5.4115%, 8/15/36ž,‡	12,698,000	12,054,625
BXHPP Trust 2021-FILM E, CME Term SOFR 1 Month + 2.1145%, 6.5115%, 8/15/36ž,‡	2,053,000	1,859,762
BXP Trust 2017-GM D, 3.4248%, 6/13/39ž,‡	6,000,000	5,574,730
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000	7,058,803
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 6.1074%, 7/20/37ž,‡	32,500,000	32,638,872
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 6.2359%, 7/27/37ž,‡	13,500,000	13,533,904
Carlyle Global Markets Strategies 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.7259%, 10/27/36ž,‡	5,250,000	5,381,184
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	11,777,054	11,474,341
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,830,196	1,111,167
CBAM CLO Management 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 5.9790%, 4/20/34ž,‡	60,000,000	60,100,788
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.0374%, 7/20/37ž,‡	20,000,000	20,060,258
Cedar Funding Ltd 2021-14A AR, CME Term SOFR 3 Month + 1.3800%, 6.0320%, 10/15/37ž,‡	35,500,000	35,604,846
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	6,529,000	6,570,754
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	918,341	891,483
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	23,189,260	23,140,876
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,702,067	21,647,287
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29ž	119,737	118,678
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	$1,950,000		$1,979,922
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.7688%, 2/25/50ž,‡	1,328,230		1,299,545
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 7.2188%, 2/25/50ž,‡	2,150,138		2,062,230
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 7.8188%, 2/25/50ž,‡	860,162		806,559
CIFC Funding Ltd 2022-2A D, CME Term SOFR 3 Month + 3.1500%, 7.7674%, 4/19/35ž,‡	4,350,000		4,375,118
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	1,770,185		1,762,423
Citigroup Commercial Mortgage Trust 2018-C5, 0.6640%, 6/10/51‡,¤	32,090,809		646,183
Citigroup Commercial Mortgage Trust 2021-PRM2 E, CME Term SOFR 1 Month + 2.5145%, 6.9125%, 10/15/38ž,‡	2,000,000		1,972,107
Citigroup Commercial Mortgage Trust 2021-PRM2 F, CME Term SOFR 1 Month + 3.8645%, 8.2625%, 10/15/38ž,‡	6,000,000		5,871,844
Citigroup Commercial Mortgage Trust 2021-PRM2 G, CME Term SOFR 1 Month + 4.6145%, 9.0125%, 10/15/38ž,‡	12,600,000		12,347,063
Citigroup Commercial Mortgage Trust 2021-PRM2 J, CME Term SOFR 1 Month + 5.5145%, 9.9125%, 10/15/36ž,‡	6,000,000		5,868,875
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	12,473,625		11,057,517
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,371,252
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64ž,‡	2,547,000		1,867,834
COMM Mortgage Trust 2019-GC44 180C, 3.4001%, 8/15/57ž,‡	2,500,000		2,200,451
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.2381%, 6/17/41ž,‡	15,000,000		14,946,705
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 7.2861%, 6/15/41ž,‡	3,750,000		3,767,262
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 7.6861%, 6/15/41ž,‡	11,250,000		11,218,054
Commercial Mortgage Pass-through Certificate 2022-LPF2 E, CME Term SOFR 1 Month + 5.9400%, 10.3371%, 10/15/39ž,‡	3,827,000		3,839,445
Commercial Mortgage Pass-through Certificates 2022-LPF2 D, CME Term SOFR 1 Month + 4.1920%, 8.5891%, 10/15/39ž,‡	5,000,000		4,939,804
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000		4,905,225
Connecticut Avenue Securities Trust 2019-R03 1B1, US 30 Day Average SOFR + 4.2145%, 8.7833%, 9/25/31ž,‡	12,688,201		13,564,583
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 9.9333%, 6/27/39ž,‡	4,056,500		4,284,076
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 8.7833%, 7/25/39ž,‡	6,394,013		6,655,375
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 7.6688%, 10/25/41ž,‡	27,737,621		28,455,019
Connecticut Avenue Securities Trust 2021-R02 2B1, US 30 Day Average SOFR + 3.3000%, 7.8688%, 11/25/41ž,‡	8,750,000		9,014,308
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 7.3188%, 12/25/41ž,‡	3,442,000		3,516,154
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.7188%, 12/25/41ž,‡	13,477,000		13,884,694
Connecticut Avenue Securities Trust 2022-R02 2B1, US 30 Day Average SOFR + 4.5000%, 9.0688%, 1/27/42ž,‡	18,903,000		19,882,494
Connecticut Avenue Securities Trust 2023-R06 1B2, US 30 Day Average SOFR + 5.9000%, 10.4688%, 7/27/43ž,‡	14,170,667		15,546,764
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 7.2688%, 1/25/44ž,‡	14,329,655		14,618,583
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 7.3601%, 3/25/44ž,‡	8,290,000		8,455,700
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 6.7688%, 5/25/44ž,‡	4,590,000		4,609,823
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 5/25/44ž,‡	7,177,852		7,177,841
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	$8,437,000	$8,605,740
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000	6,673,241
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000	5,569,574
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	11,135,000	8,314,159
Credit Suisse Commercial Mortgage Trust 2021-BHAR C, CME Term SOFR 1 Month + 2.1145%, 6.5125%, 11/15/38ž,‡	8,578,000	8,463,631
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 8.0125%, 11/15/38ž,‡	2,989,500	2,935,501
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	2,580,512	2,598,595
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	1,105,934	1,116,861
CSAIL Commercial Mortgage Trust 2021-C20 XA, 0.9912%, 3/15/54‡,¤	58,265,246	2,653,909
DBGS Mortgage Trust 2018-BIOD F, CME Term SOFR 1 Month + 2.2960%, 6.6930%, 5/15/35ž,‡	1,573,500	1,546,801
DC Commercial Mortgage Trust 2023-DC D, 7.1405%, 9/12/40ž,‡	10,000,000	10,075,402
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000	3,734,199
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000	3,174,990
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000	4,483,098
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33ž	284,977	273,217
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.6615%, 10/15/43ž,‡	2,650,000	2,516,026
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 7.2615%, 10/15/43ž,‡	15,000,000	12,620,466
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 6.3059%, 7/15/37ž,‡	12,250,000	12,282,616
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	20,000,000	20,059,848
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638	996,508
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	2,596,146	2,614,857
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000	3,369,405
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000	10,475,740
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.3615%, 7/15/38ž,‡	13,114,975	13,174,761
Extended Stay America Trust 2021-ESH F, CME Term SOFR 1 Month + 3.8145%, 8.2115%, 7/15/38ž,‡	10,446,179	10,505,703
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,447,596
Fannie Mae 2020-100 BI, 2.0000%, 1/25/51¤	12,802,478	1,701,380
Fannie Mae 2023-2 DI, 2.0000%, 5/25/51¤	69,166,473	9,159,170
Fannie Mae 2024-90 FA, US 30 Day Average SOFR + 1.5000%, 6.0688%, 12/25/54‡	30,345,797	30,473,707
Fannie Mae REMICS, US 30 Day Average SOFR + 5.3741%, 2.2331%, 10/25/40‡	588,203	706,688
Fannie Mae REMICS, 3.0000%, 5/25/48	12,346	10,733
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 1.3667%, 8/25/48‡,¤	5,918,530	605,904
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	4,749,041
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	8,054,034
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	3,250,000	3,208,412
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	14,178,026	11,478,849
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	5,010,085
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	3,000,000	3,178,020
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	7,360,091	7,213,251
Freddie Mac 5482 FA, US 30 Day Average SOFR + 1.4500%, 6.0188%, 12/25/54‡	15,311,234	15,418,791
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2, US 30 Day Average SOFR + 4.0000%, 8.5688%, 11/25/51ž,‡	10,000,000	10,301,093
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 10.5688%, 8/25/33ž,‡	12,308,000	14,699,872
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 10.8188%, 10/25/33ž,‡	20,836,000	25,135,865
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 8.1340%, 10/25/41ž,‡	$14,440,000	$14,858,297
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 8.2188%, 11/25/41ž,‡	38,921,208	40,354,628
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 7.9188%, 9/25/41ž,‡	4,734,000	4,868,434
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.6688%, 9/25/41ž,‡	29,152,135	29,352,261
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 8.3188%, 12/25/41ž,‡	27,058,500	27,953,750
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 7.9188%, 11/25/43ž,‡	7,490,866	7,895,563
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.9188%, 2/25/44ž,‡	19,004,742	19,033,628
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 6.0188%, 10/25/44ž,‡	10,310,573	10,321,906
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.5340%, 8/25/44ž,‡	13,345,000	13,450,034
Freddiemac Strip 375 C1, 2.5000%, 1/25/51¤	118,977,088	18,402,983
Freddiemac Strip 377 C1, 2.0000%, 1/25/51¤	29,522,724	3,754,048
Freddiemac Strip 377 C4, 2.0000%, 1/25/51¤	27,559,976	3,713,100
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 6.7302%, 3/25/25ž,‡	297,760	295,764
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 9.7802%, 10/25/28‡	18,042,207	16,121,213
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 10.7802%, 9/25/29ž,‡	13,914,000	13,069,717
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 6.8802%, 11/25/26ž,‡	2,679,587	2,618,483
FREMF Mortgage Trust 2020-KF78 C, US 30 Day Average SOFR + 7.9845%, 12.6502%, 3/25/30ž,‡	23,093,624	22,852,000
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	17,854,319	15,663,953
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 13.1658%, 12/25/30ž,‡	3,332,609	3,300,962
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	19,094,019	17,171,156
FS Commercial Mortgage Trust 2023-4SZN D, 9.0801%, 11/10/39ž,‡	4,250,000	4,525,949
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51ž,◊	11,000,000	8,133,044
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	13,177,535
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	15,262,730	12,407,322
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 1.0653%, 1/20/44‡,¤	297,028	21,445
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 1.6384%, 10/16/55‡,¤	455,492	31,491
Government National Mortgage Association, 0.2508%, 1/16/60‡,¤	10,063,978	222,692
Gracie Point International Funding 2023-1A B, US 90 Day Average SOFR + 2.6000%, 7.5315%, 9/1/26ž,‡	3,000,000	3,022,529
Gracie Point International Funding 2023-1A C, US 90 Day Average SOFR + 3.1000%, 8.0315%, 9/1/26ž,‡	3,000,000	3,021,674
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 8.9315%, 3/1/27ž,‡	7,438,000	7,530,905
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 10.3315%, 3/1/27ž,‡	5,000,000	5,028,739
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 8.4145%, 3/1/28ž,‡	4,400,000	4,418,403
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 12.0645%, 3/1/28ž,‡	2,700,000	2,702,416
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	1,105,341	1,089,434
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	19,217,000	19,241,273
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž,Ç	4,359,000	4,388,231
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,874,681
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	$3,500,000	$3,404,247
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,515,016
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.4470%, 8/5/34ž,‡	3,864,419	3,606,419
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	3,327,639	3,295,619
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	3,000,000	2,902,776
Invesco CLO Ltd 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.8175%, 7/17/34ž,‡	5,000,000	5,027,505
JW Commercial Mortgage Trust 2024-MRCO C, CME Term SOFR 1 Month + 2.3901%, 6.7871%, 6/15/39ž,‡	5,100,000	5,099,997
Kayne CLO 10 Ltd 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.0579%, 4/24/34ž,‡	22,500,000	22,504,603
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28ž	5,594,000	5,613,030
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,412,375
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,549,154
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,182,050
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,082,200
LFS LLC 2022-A B, 8.0000%, 5/15/34ž	4,000,000	3,912,293
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,126,391
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,366,925
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,112,086
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,647,090
LHOME Mortgage Trust 2024-RTL5 A2, 5.7510%, 9/25/39ž,Ç	9,488,000	9,393,828
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 6.2615%, 3/15/38ž,‡	14,276,416	13,924,735
Life Financial Services Trust 2022-BMR2 D, CME Term SOFR 1 Month + 2.5419%, 6.9390%, 5/15/39ž,‡	10,000,000	9,327,091
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,210,622	1,305,293
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	4,027,899	4,056,541
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,115,938
Madison Park Funding Ltd 2016-22A DR, CME Term SOFR 3 Month + 3.7616%, 8.4175%, 1/17/33ž,‡	8,500,000	8,546,606
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 5.9916%, 7/22/37ž,‡	20,000,000	20,124,958
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	40,000,000	40,253,928
Madison Park Funding Ltd 2024-66A A2, CME Term SOFR 3 Month + 1.5800%, 5.9260%, 10/21/37ž,‡	27,000,000	26,996,244
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,402,161
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,334,675
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,858,810
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,593,979
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 9.8377%, 10/25/57ž,‡	11,458,000	11,489,291
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	8,000,000	8,011,087
Mercury Financial Credit Card Master Trust 2024-1A C, 11.4900%, 2/20/29ž	12,000,000	12,060,292
Merit 2022-MHIL G, CME Term SOFR 1 Month + 3.9575%, 8.3546%, 1/15/27ž,‡	4,676,579	4,667,872
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 7.1124%, 4/15/38ž,‡	4,880,000	4,888,723
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 7.7124%, 4/15/38ž,‡	8,496,000	8,362,428
Mission Lane Credit Card Master Trust 2023-A B, 8.1500%, 7/17/28ž	3,000,000	3,011,475
Mission Lane Credit Card Master Trust 2023-A C, 10.0300%, 7/17/28ž	3,250,000	3,270,594
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28ž	10,182,000	10,372,280
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28ž	6,976,000	7,116,139
MKT Mortgage Trust 2020-525M F, 2.9406%, 2/12/40ž,‡	11,900,000	6,383,253
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 9.6852%, 3/15/39ž,‡	19,300,000	19,366,981
Multifamily Connecticut Avenue Securities Trust 2019-01, US 30 Day Average SOFR + 3.3645%, 7.9333%, 10/25/49ž,‡	26,008,293	26,307,300
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Multifamily Connecticut Avenue Securities Trust 2020-01, US 30 Day Average SOFR + 3.8645%, 8.4333%, 3/25/50ž,‡	$10,014,373	$10,202,448
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	986,001	924,660
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51ž	3,000,000	2,725,266
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž	17,301,026	17,335,314
NW Re-Remic Trust 2021-FRR1 BK88, 2.6373%, 12/18/51ž,‡	20,000,000	16,153,224
Oak Hill Credit Partners 2012-7A AR3, CME Term SOFR 3 Month + 1.3316%, 5.8526%, 2/20/34ž,‡	5,000,000	5,010,607
Oak Hill Credit Partners 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%, 5.2297%, 1/20/38ž,‡	26,000,000	26,000,000
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000	4,291,177
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	5,902,032
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35ž	1,928,685	1,933,507
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	8,000,000	7,843,937
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38§	3,000,000	2,943,516
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 6.1108%, 7/20/37ž,‡	20,000,000	20,116,472
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.7727%, 10/17/36ž,‡	25,000,000	25,057,345
Octagon 61 Ltd 2023-2A D, CME Term SOFR 3 Month + 5.5000%, 10.1174%, 4/21/36ž,‡	7,100,000	7,279,853
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 6.0159%, 7/15/37ž,‡	20,000,000	20,056,764
Octagon Investment Partners 58 Ltd 2022-1A D, CME Term SOFR 3 Month + 3.5500%, 8.2059%, 7/15/37ž,‡	7,750,000	7,792,565
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,452,396
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,081,734
OPEN Trust 2023-AIR D, CME Term SOFR 1 Month + 6.6838%, 11.0808%, 11/15/40ž,‡	12,000,000	12,000,421
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	3,679,513	3,498,982
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000	4,864,943
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000	4,353,780
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27ž	2,521,542	2,518,015
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000	1,126,820
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000	3,103,630
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000	6,372,480
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 5.4871%, 10/25/51ž,‡	13,050,429	13,076,197
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000	9,035,235
PRIMA Capital Ltd 2021-9A C, CME Term SOFR 1 Month + 2.4645%, 7.0749%, 12/15/37ž,‡	6,761,824	6,771,593
Project Silver, 6.9000%, 7/15/44ž,‡	898,315	377,310
PRP Advisors LLC 2021-9 A1, 5.3630%, 10/25/26ž,Ç	7,700,744	7,830,943
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,181,142	6,164,090
Rad CLO Ltd 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 9.9059%, 4/15/36ž,‡	6,588,000	6,753,722
Rad CLO Ltd 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.0259%, 1/25/33ž,‡	8,000,000	8,047,154
Rain City Mortgage Trust 2024-RTL1 A1, 6.5300%, 11/25/29ž,‡	3,156,000	3,152,867
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	9,266,404	8,191,062
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30ž	8,000,000	8,159,526
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	1,875,000	1,909,794
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 7.5700%, 4/27/48ž,‡	8,265,364	8,388,695
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C, 8.9480%, 8/25/53ž	6,402,073	6,573,386
Saluda Grade Alternative Mortgage Trust 2023-FIG4 B, 7.1150%, 11/25/53ž,‡	1,915,148	1,946,547
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	6,338,129	6,430,137
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	3,816,532	3,850,870
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	8,348,350	8,385,406
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542	8,142,907
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	11,300,000	11,393,220
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Sand Trust 2021-1A DR, CME Term SOFR 3 Month + 3.3500%, 8.0059%, 10/16/34ž,‡	$10,375,000	$10,471,447
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32ž	59,884	59,929
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32ž	819,268	830,631
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	321,916	327,206
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	3,635,896	3,708,784
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	6,844,040	7,070,891
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	3,849,773	4,006,820
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	7,970,000	8,057,040
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	9,027,000	9,167,838
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	8,750,000	8,875,637
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33ž	6,000,000	5,991,066
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33ž	16,200,000	16,218,538
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33ž	10,013,000	10,023,871
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27ž	678,564	678,217
Santander Consumer Auto Receivables Trust 2021-AA E, 3.2800%, 3/15/27ž	1,750,000	1,715,661
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	15,766,267	15,124,082
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	5,913,801
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,633	13,258,016
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37ž	904,941	904,692
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	1,877,154	1,824,961
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	778,334	798,868
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	1,022,653	1,043,020
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	1,558,497	1,662,858
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	1,456,929	1,504,402
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	3,190,115	3,250,002
Sierra Receivables Funding Co LLC 2024-3A D, 6.9300%, 8/20/41ž	5,876,845	5,897,974
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 7.0980%, 1/15/39ž,‡	7,000,000	6,696,738
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 7.7480%, 1/15/39ž,‡	20,073,000	18,963,690
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000	4,067,572
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50ž	2,500,000	2,437,530
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000	10,286,558
Tallman Park CLO Ltd 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.9790%, 4/20/34ž,‡	4,390,000	4,415,511
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 7.7546%, 5/20/32ž,‡	1,916,016	1,937,506
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 9.8546%, 5/20/32ž,‡	766,407	776,238
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 12.8546%, 5/20/32ž,‡	2,299,220	2,330,594
The Huntington National Bank 2024-2 E, US 30 Day Average SOFR + 7.5000%, 12.1046%, 10/20/32ž,‡	1,666,812	1,670,458
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	4,500,000	4,648,823
Toorak Mortgage Corp 2024-2 A1, 6.3290%, 10/25/31ž,Ç	13,053,000	12,991,206
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27ž	10,870,000	10,947,219
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27ž	5,750,000	5,847,740
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž	1,850,000	1,880,601
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž	3,145,000	3,275,670
United Airlines 2014-2 A PTT, 3.7500%, 9/3/26	9,742,654	9,536,783
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,634,922
Upland CLO Ltd 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 7.7790%, 4/21/31ž,‡	8,000,000	8,045,974
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31ž	1,979,716	1,971,985
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33ž	6,235,000	6,301,543
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000	15,057,285
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	2,007,799	2,057,005
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25ž	484,029	480,264
VASA Trust 2021-VASA D, CME Term SOFR 1 Month + 2.2145%, 6.6125%, 7/15/39ž,‡	7,000,000	5,634,062
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
VASA Trust 2021-VASA F, CME Term SOFR 1 Month + 4.0145%, 8.4125%, 7/15/39ž,‡	$5,500,000		$3,620,344
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50ž	5,750,000		5,634,089
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50ž	12,000,000		11,741,772
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000		11,437,693
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3368%, 11/15/54‡,¤	76,335,310		4,419,469
Wells Fargo Commercial Mortgage Trust 2024-MGP C11, CME Term SOFR 1 Month + 3.0892%, 7.4862%, 8/15/41ž,‡	17,100,000		17,058,830
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	3,198,112		3,068,649
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	3,481,724		3,515,080
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,740,862		1,697,723
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27ž	5,000,000		4,909,757
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 5.8630%, 9/15/34ž,‡	5,400,000		5,279,215
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	10,549,576		10,554,398
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36ž,‡	4,305,008		307,386
Z Capital Credit Partners CLO 2018-1 Ltd, ICE LIBOR USD 3 Month + 2.4500%, 7.3589%, 1/16/31ž,‡	1,250,000		1,251,590
Z Capital Credit Partners CLO 2018-1A A2 Ltd, ICE LIBOR USD 3 Month + 1.5600%, 6.4689%, 1/16/31ž,‡	643,993		645,305
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,798,830,815)			2,789,326,432
Bank Loans and Mezzanine Loans – 9.9%
Basic Industry – 0.7%
CI (Maroon) Holdings LLC, CME Term SOFR 3 Month + 4.0000%, 8.4288%, 3/1/31‡	5,960,143		5,993,800
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 8.6287%, 7/3/28‡	13,992,306		13,732,519
Olympus Water US Holding Corp, EURIBOR 3 Month + 3.7500%, 6.4330%, 6/20/31‡	4,500,000	EUR	4,670,347
SCIH Salt Holdings Inc, CME Term SOFR 3 Month + 3.5000%, 8.0854%, 1/31/29‡	7,949,806		7,962,764
Spa US HoldCo Inc, CME Term SOFR 3 Month + 3.7500%, 8.3404%, 2/4/28‡	3,576,891		3,596,372
			35,955,802
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 3.5000%, 7.8570%, 8/9/30‡	3,878,060		3,881,085
Capital Goods – 0.8%
Arcline FM Holdings LLC, CME Term SOFR 3 Month + 4.5000%, 9.5666%, 6/23/28‡	12,468,750		12,560,750
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.5854%, 1/29/31‡	13,718,955		13,518,051
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 1/19/32‡	6,812,925		6,840,655
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.8226%, 10/19/29‡	10,152,000		10,160,426
			43,079,882
Commercial Services – 0.3%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 7.4715%, 12/17/28‡	9,790,285		9,812,721
Lernen Bidco Ltd, EURIBOR 6 Month + 4.0000%, 6.7780%, 4/25/29‡	5,760,000		5,989,379
Lernen US Finco LLC, CME Term SOFR 6 Month + 4.0000%, 8.8300%, 10/27/31‡	905,000		914,050
			16,716,150
Communications – 0.7%
Banijay Group US Holding Inc, CME Term SOFR 1 Month + 3.2500%, 7.7809%, 3/1/28‡	9,950,618		10,021,627
CCI Buyer Inc, CME Term SOFR 3 Month + 4.0000%, 8.3288%, 12/17/27‡	9,119,914		9,140,311
Century DE Buyer LLC, CME Term SOFR 3 Month + 3.5000%, 8.5892%, 10/30/30‡	5,810,800		5,854,381
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Communications – (continued)
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 10.0970%, 8/2/29‡	$10,700,532		$10,752,711
Lorca Co-Borrower LLC, CME Term SOFR 3 Month + 3.5000%, 7.8288%, 3/25/31‡	1,876,817		1,894,095
			37,663,125
Consumer Cyclical – 1.6%
1011778 BC ULC, CME Term SOFR 1 Month + 1.7500%, 6.1070%, 9/20/30‡	13,301,665		13,221,323
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/10/31ƒ,‡	4,570,379		4,577,235
Entain PLC, EURIBOR 3 Month + 3.2500%, 5.9330%, 6/30/28‡	6,620,000	EUR	6,866,348
Entain PLC, CME Term SOFR 3 Month + 2.7500%, 7.0788%, 10/31/29‡	1,777,515		1,785,687
House of HR Group BV, EURIBOR 3 Month + 5.2500%, 8.5180%, 11/3/29‡	8,340,000	EUR	8,219,072
Hoya Midco LLC, CME Term SOFR 3 Month + 3.0000%, 7.5854%, 2/3/29‡	5,074,500		5,131,763
Loire Finco Luxembourg, EURIBOR 1 Month + 3.2500%, 6.1130%, 4/21/27‡	2,660,000	EUR	2,738,516
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.3570%, 6/25/31‡	10,255,917		10,294,474
Piolin BidCo SA, EURIBOR 6 Month + 4.5000%, 8.1780%, 9/16/29‡	6,300,000	EUR	6,516,105
Varsity Brands LLC, CME Term SOFR 3 Month + 3.7500%, 8.2709%, 8/26/31‡	20,958,000		20,963,240
			80,313,763
Consumer Non-Cyclical – 1.8%
Financiere Mendel SASU, EURIBOR 3 Month + 3.5000%, 6.1830%, 11/8/30‡	1,330,000	EUR	1,380,581
Financiere Mendel SASU, CME Term SOFR 3 Month + 3.2500%, 7.7716%, 11/8/30‡	2,761,090		2,781,885
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 8.8570%, 4/28/28‡	17,723,214		17,780,828
Hunter Holdco 3 Ltd, CME Term SOFR 3 Month + 4.2500%, 8.6788%, 8/19/28ƒ,‡	4,286,000		4,227,068
LifePoint Health Inc, CME Term SOFR 3 Month + 3.5000%, 7.9647%, 5/17/31‡	3,492,248		3,496,613
LifePoint Health Inc, CME Term SOFR 3 Month + 3.7500%, 8.4059%, 5/17/31‡	2,548,315		2,555,399
Medline Borrower LP, EURIBOR 1 Month + 2.5000%, 5.3630%, 10/23/28‡	13,000,000	EUR	13,457,780
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 10/23/28‡	7,412,422		7,432,362
Mehilainen Yhtiot Oy, EURIBOR 1 Month + 4.0000%, 6.8630%, 8/5/31‡	1,280,000	EUR	1,331,304
Saratoga Food Specialties, CME Term SOFR 3 Month + 3.7500%, 8.1422%, 3/7/29‡	5,940,446		5,962,722
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 8.3288%, 9/27/30‡	13,394,729		13,102,828
Summit Behavioral Healthcare LLC, CME Term SOFR 3 Month + 4.2500%, 8.7639%, 11/24/28‡	14,140,371		11,340,648
Topgolf Callaway Brands Corp, CME Term SOFR 1 Month + 3.0000%, 7.3570%, 3/15/30‡	8,329,509		8,306,338
			93,156,356
Diversified Financial Services – 0.2%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.3288%, 9/30/31‡	9,140,737		9,154,448
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	845,584		634,188
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 7.0000%, 10.4338%, 1/3/29‡	7,944,281		109,234
			9,897,870
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 9/30/31‡	4,275,285		4,310,644
Energy – 0.3%
ITT Holdings LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 10/11/30‡	13,540,892		13,639,481
Finance Companies – 0.2%
Athena Bidco SASU, EURIBOR 3 Month + 4.0000%, 6.8450%, 4/14/31‡	8,390,000	EUR	8,719,768
Financial Institutions – 0.2%
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.5000%, 1.0000%, 5/14/31ƒ,‡	118,985		119,788
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.5000%, 8.1186%, 7/17/31‡	1,608,877		1,619,737
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.8043%, 7/3/31‡	11,496,595		11,546,950
			13,286,475
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Health Care Providers & Services – 0.2%
VetStrategy Canada Holdings Inc, CME Term SOFR 3 Month + 4.7500%, 9.0788%, 12/12/28‡	$9,174,174		$9,260,560
Industrial – 0.4%
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 4.0000%, 6.9770%, 2/28/31‡	10,760,000	EUR	11,208,329
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 8.5235%, 9/15/28‡	7,438,173		7,471,823
			18,680,152
Insurance – 0.2%
TIH Insurance Holdings LLC, CME Term SOFR 3 Month + 2.7500%, 7.0788%, 5/6/31‡	2,298,387		2,301,973
USI Inc/NY, CME Term SOFR 1 Month + 2.2500%, 7.3537%, 9/27/30‡	8,698,992		8,675,070
			10,977,043
Technology – 1.8%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 3.5000%, 7.8288%, 2/1/31‡	6,097,360		6,144,649
Claudius Finance Sarl, EURIBOR 3 Month + 3.7500%, 6.8360%, 7/10/28‡	3,250,000	EUR	3,371,749
Coherent Corp, CME Term SOFR 1 Month + 2.5000%, 6.8570%, 7/2/29‡	2,749,632		2,760,000
Fortress Intermediate 3 Inc, CME Term SOFR 1 Month + 3.5000%, 7.8570%, 6/27/31‡	5,792,483		5,817,917
Gold Rush Bidco Ltd, EURIBOR 3 Month + 4.0000%, 7.0050%, 5/16/31‡	6,040,000	EUR	6,284,470
Modena Buyer LLC, CME Term SOFR 1 Month + 4.5000%, 8.8570%, 7/1/31‡	16,047,000		15,496,749
Neptune Bidco US Inc, CME Term SOFR 3 Month + 5.0000%, 9.7583%, 4/11/29‡	15,894,658		14,228,580
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 3.2500%, 7.8721%, 10/28/30ƒ,‡	7,929,000		7,974,830
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 5.0000%, 9.6221%, 11/22/32ƒ,‡	4,952,000		5,010,830
Rocket Software Inc, CME Term SOFR 1 Month + 4.2500%, 8.8226%, 11/28/28‡	13,615,182		13,700,277
Zuora Inc, CME Term SOFR 1 Month + 3.5000%, 8.0254%, 12/13/31ƒ,‡	13,045,000		12,979,775
			93,769,826
Transportation – 0.3%
AAdvantage Loyalty IP Ltd, CME Term SOFR 3 Month + 4.7500%, 9.6290%, 4/20/28‡	7,329,412		7,515,139
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.8922%, 7/21/28‡	4,465,233		4,469,207
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0788%, 4/10/31‡	5,248,786		5,246,418
			17,230,764
Total Bank Loans and Mezzanine Loans (cost $523,217,006)			510,538,746
Corporate Bonds – 23.2%
Banking – 1.1%
American Express Co, US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,μ	1,850,000		1,778,181
Bank of America Corp, SOFR + 1.6500%, 5.4680%, 1/23/35‡	2,893,000		2,896,165
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	5,144,000		5,041,254
BNP Paribas SA, US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/16/29ž,‡,#	4,755,000		4,752,235
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,928,000		3,125,075
BPCE SA, 4.5000%, 3/15/25ž	544,000		542,992
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	2,481,000		2,520,823
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000		5,155,586
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,μ	5,000,000		4,868,117
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	2,990,000		3,095,521
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	580,000		580,082
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	1,716,000		1,664,665
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	1,454,000		1,415,118
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	2,740,000		2,544,989
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Morgan Stanley, US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	$1,081,000		$1,082,117
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	3,231,000		3,526,836
Societe Generale SA, 4.2500%, 4/14/25ž	3,623,000		3,610,416
Societe Generale SA, 4.7500%, 11/24/25ž	3,638,000		3,618,342
UniCredit SpA, US Treasury Yield Curve Rate 1 Year + 2.3000%, 2.5690%, 9/22/26ž,‡	1,583,000		1,552,158
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	1,439,000		1,451,147
			54,821,819
Basic Industry – 1.5%
Celanese US Holdings LLC, 6.3790%, 7/15/32	2,273,000		2,308,843
Celanese US Holdings LLC, 6.9500%, 11/15/33	7,256,000		7,530,105
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	1,594,000		1,695,139
Hudbay Minerals Inc, 4.5000%, 4/1/26ž	12,488,000		12,309,583
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,885,000		7,223,538
Novelis Corp, 3.2500%, 11/15/26ž	6,218,000		5,922,679
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	10,365,000		10,528,145
Progroup AG, 5.3750%, 4/15/31	9,000,000	EUR	9,115,771
Verde Purchaser LLC, 10.5000%, 11/30/30ž	18,984,000		20,501,889
			77,135,692
Brokerage – 0.5%
Artec Group Inc, 10.0000%, 8/15/30ž	3,966,000		4,331,435
Blue Owl Finance LLC, 6.2500%, 4/18/34	4,458,000		4,579,887
Marex Group PLC, 6.4040%, 11/4/29	10,713,000		10,817,685
Nasdaq Inc, 4.5000%, 2/15/32	6,005,000	EUR	6,640,124
			26,369,131
Capital Goods – 1.4%
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	14,233,000	EUR	12,523,029
Berry Global Inc, 5.8000%, 6/15/31ž	3,884,000		3,953,327
Berry Global Inc, 5.6500%, 1/15/34ž	11,130,000		11,161,868
Boeing Co/The, 6.3880%, 5/1/31	2,801,000		2,928,504
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	3,119,000		3,256,254
LBM Acquisition LLC, 6.2500%, 1/15/29ž	12,688,000		11,670,694
Patrick Industries Inc, 6.3750%, 11/1/32ž	10,289,000		9,956,492
Regal Rexnord Corp, 6.3000%, 2/15/30	1,951,000		2,006,939
Regal Rexnord Corp, 6.4000%, 4/15/33	1,303,000		1,344,425
Wilsonart LLC, 11.0000%, 8/15/32ž	13,125,000		12,864,815
			71,666,347
Communications – 3.0%
AMC Networks Inc, 10.2500%, 1/15/29ž	4,595,000		4,878,870
AMC Networks Inc, 4.2500%, 2/15/29	6,582,000		5,166,666
AppLovin Corp, 5.5000%, 12/1/34	9,253,000		9,184,050
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,μ	5,300,000	EUR	5,454,878
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	14,683,000		15,019,347
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	5,424,000		4,315,546
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	11,626,000		10,589,011
CSC Holdings LLC, 5.5000%, 4/15/27ž	5,534,000		4,952,927
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	10,336,000		10,992,866
Iliad Holdings SASU, 6.8750%, 4/15/31	9,104,000	EUR	10,114,084
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29ž,#	5,834,000		4,681,493
Level 3 Financing Inc, 3.7500%, 7/15/29ž	6,822,000		5,275,826
Lumen Technologies Inc, 4.1250%, 4/15/29ž	5,670,000		5,115,318
Lumen Technologies Inc, 10.0000%, 10/15/32ž	5,000,000		4,969,985
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	11,645,000		11,917,189
Midcontinent Communications, 8.0000%, 8/15/32ž	15,167,000		15,578,461
Netflix Inc, 3.6250%, 6/15/30	6,830,000	EUR	7,284,423
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 6.0000%, 1/15/30ž	$5,633,000		$4,945,779
Univision Communications Inc, 4.5000%, 5/1/29ž	3,400,000		3,043,263
Univision Communications Inc, 7.3750%, 6/30/30ž	1,134,000		1,084,842
Univision Communications Inc, 8.5000%, 7/31/31ž	7,418,000		7,273,346
			151,838,170
Consumer Cyclical – 4.0%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27	6,450,000	EUR	6,391,681
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	9,452,000		9,227,107
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	11,442,000		12,601,354
Choice Hotels International Inc, 5.8500%, 8/1/34	11,657,000		11,671,139
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	4,664,000		4,590,858
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	6,724,000		6,578,694
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	3,566,000		3,733,877
Full House Resorts Inc, 8.2500%, 2/15/28ž	10,378,000		10,297,571
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	13,680,000		13,112,398
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	2,207,000		2,018,663
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	9,013,000		9,487,327
Kohl's Corp, 4.6250%, 5/1/31Ç	7,649,000		6,120,015
LGI Homes Inc, 4.0000%, 7/15/29ž	6,159,000		5,512,023
LGI Homes Inc, 7.0000%, 11/15/32ž	7,537,000		7,462,685
Lithia Motors Inc, 3.8750%, 6/1/29ž	3,700,000		3,379,522
Lithia Motors Inc, 4.3750%, 1/15/31ž	6,689,000		6,064,996
NCL Corporation Ltd, 7.7500%, 2/15/29ž	8,470,000		8,893,703
Pinnacle Bidco PLC, 8.2500%, 10/11/28	5,150,000	EUR	5,655,890
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31ž	15,163,000		15,010,892
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	6,885,000		6,772,493
Sands China Ltd, 3.8000%, 1/8/26	4,000,000		3,923,005
Sands China Ltd, 2.8500%, 3/8/29	7,249,000		6,462,264
VICI Properties LP, 4.9500%, 2/15/30	3,425,000		3,357,194
VICI Properties LP, 5.1250%, 5/15/32	1,327,000		1,292,070
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	10,931,000		11,428,568
Wynn Macau Ltd, 5.1250%, 12/15/29ž	12,049,000		11,177,824
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	13,984,000		13,739,084
			205,962,897
Consumer Non-Cyclical – 2.8%
Champ Acquisition Corp, 8.3750%, 12/1/31ž	1,472,000		1,501,557
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30	12,700,000	EUR	12,938,931
CVS Health Corp, 4.7800%, 3/25/38	8,231,000		7,117,115
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.8860%, 7.0000%, 3/10/55‡	6,934,000		6,957,266
Hasbro Inc, 6.0500%, 5/14/34	9,139,000		9,178,254
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	11,834,000		12,546,490
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,157,000		4,343,333
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	7,721,000		5,404,700
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 6.7500%, 3/15/34	5,726,000		6,053,891
LifePoint Health Inc, 11.0000%, 10/15/30ž	4,625,000		5,076,691
LifePoint Health Inc, 10.0000%, 6/1/32ž	6,871,000		6,986,069
Mattel Inc, 5.4500%, 11/1/41	4,674,000		4,181,792
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	17,733,000		15,938,593
Pilgrim's Pride Corp, 6.2500%, 7/1/33	8,897,000		9,064,866
Royalty Pharma PLC, 5.4000%, 9/2/34	7,202,000		7,007,865
Solventum Corp, 5.6000%, 3/23/34ž	12,337,000		12,276,348
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	13,996,000	EUR	14,853,708
			141,427,469
Electric – 2.2%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡,#	8,480,000		7,962,011
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
Alpha Generation LLC, 6.7500%, 10/15/32ž	$11,778,000	$11,652,856
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	14,513,000	13,645,147
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	2,300,000	2,178,629
IPALCO Enterprises Inc, 4.2500%, 5/1/30	2,749,000	2,588,633
Liberty Utilities Co, 5.8690%, 1/31/34ž	6,845,000	6,851,063
Lightning Power LLC, 7.2500%, 8/15/32ž	12,968,000	13,332,829
NRG Energy Inc, 6.0000%, 2/1/33ž	4,627,000	4,493,860
NRG Energy Inc, 7.0000%, 3/15/33ž	10,205,000	11,015,524
NRG Energy Inc, 6.2500%, 11/1/34ž	3,774,000	3,701,709
PG&E Corp, SOFR + 0.9500%, 5.8399%, 9/4/25‡	22,761,000	22,798,986
Vistra Operations Co LLC, 6.8750%, 4/15/32ž	6,133,000	6,279,680
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	8,264,000	8,892,089
		115,393,016
Energy – 1.9%
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.2500%, 7/15/32ž	3,119,000	3,204,256
DT Midstream Inc, 4.1250%, 6/15/29ž	7,432,000	6,940,582
DT Midstream Inc, 5.8000%, 12/15/34ž	5,964,000	6,005,981
EnLink Midstream LLC, 5.6500%, 9/1/34	13,230,000	13,185,836
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	13,378,000	14,277,178
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,018,000	13,845,414
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	12,671,000	12,872,115
Occidental Petroleum Corp, 5.5500%, 10/1/34	6,450,000	6,273,748
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 12/31/30ž	6,557,000	6,208,620
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	7,101,000	6,702,163
Venture Global LNG Inc, 9.5000%, 2/1/29ž	6,486,666	7,169,491
		96,685,384
Finance Companies – 1.4%
Blackstone Private Credit Fund, 6.2500%, 1/25/31	5,660,000	5,755,177
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,916,000	3,977,550
Blue Owl Credit Income Corp, 5.8000%, 3/15/30ž	15,447,000	15,213,869
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,790,000	7,641,289
goeasy Ltd, 7.6250%, 7/1/29ž	10,776,000	11,010,798
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	5,094,000	4,976,030
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	9,650,000	9,969,241
Navient Corp, 5.5000%, 3/15/29	2,668,000	2,516,776
Navient Corp, 9.3750%, 7/25/30	6,328,000	6,760,781
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28	1,905,000	2,040,880
Sixth Street Lending Partners, 6.5000%, 3/11/29ž	3,515,000	3,561,893
		73,424,284
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	5,318,000	5,285,998
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000	4,960,703
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,025,000	4,026,457
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,977,000	3,125,862
		17,399,020
Independent Power and Renewable Electricity Producers – 0.3%
NextEra Energy Partners LP, 0%, 11/15/25ž,#,◊	8,192,000	7,700,480
NextEra Energy Partners LP, 2.5000%, 6/15/26ž	10,151,000	9,542,549
		17,243,029
Insurance – 0.6%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	7,177,000	7,274,015
Athene Global Funding, 2.6460%, 10/4/31ž	5,897,000	4,952,136
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	10,225,000	9,892,502
Humana Inc, 5.8750%, 3/1/33	7,185,000	7,211,493
		29,330,146
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Natural Gas – 0.4%
Engie SA, 5.8750%, 4/10/54ž	$1,784,000		$1,747,203
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.4510%, 6.9500%, 11/30/54‡	11,335,000		11,540,260
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.5270%, 6.3750%, 3/31/55‡	8,539,000		8,500,210
			21,787,673
Real Estate Investment Trusts (REITs) – 0.6%
Americold Realty Operating Partnership LP, 5.4090%, 9/12/34	5,464,000		5,228,990
Broadstone Net Lease LLC, 2.6000%, 9/15/31	5,585,000		4,612,587
Lexington Realty Trust, 2.7000%, 9/15/30	2,280,000		1,971,791
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,567,000		9,572,857
Starwood Property Trust Inc, 7.2500%, 4/1/29ž	2,893,000		2,967,651
Starwood Property Trust Inc, 6.0000%, 4/15/30ž	7,864,000		7,718,723
			32,072,599
Technology – 0.8%
CA Magnum Holdings, 5.3750%, 10/31/26ž	6,237,000		6,077,113
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	11,923,000		10,837,421
Gartner Inc, 3.7500%, 10/1/30ž	5,925,000		5,409,028
Intel Corp, 3.1000%, 2/15/60	8,379,000		4,472,445
Iron Mountain Inc, 4.5000%, 2/15/31ž	3,754,000		3,431,945
Marvell Technology Inc, 4.8750%, 6/22/28	3,684,000		3,663,121
Western Digital Corp, 2.8500%, 2/1/29	9,546,000		8,496,858
			42,387,931
Transportation – 0.4%
Avis Budget Finance PLC, 7.0000%, 2/28/29	9,169,000	EUR	9,947,415
Rand Parent LLC, 8.5000%, 2/15/30ž	12,049,000		12,115,065
			22,062,480
Total Corporate Bonds (cost $1,194,229,805)			1,197,007,087
Promissory Notes – 0%
Development – 0%
University of Michigan Student Housing Land Loan, 9.3900%, 11/21/28¢ (cost $588,307)	588,307		588,307
Mortgage-Backed Securities – 21.9%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	8,292,606		6,751,682
3.0000%, TBA, 30 Year Maturity	127,088,381		107,828,010
3.5000%, TBA, 30 Year Maturity	216,140,409		191,101,407
4.0000%, TBA, 30 Year Maturity	40,395,947		36,911,191
4.5000%, TBA, 30 Year Maturity	114,465,836		107,596,741
5.0000%, TBA, 30 Year Maturity	149,678,280		144,384,010
5.5000%, TBA, 30 Year Maturity	173,902,784		171,533,706
6.0000%, TBA, 30 Year Maturity	108,731,000		109,244,210
6.5000%, TBA, 30 Year Maturity	9,400,000		9,598,528
			884,949,485
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	104,499		98,357
995757, 6.0000%, 2/1/37	497		517
AB6280, 3.0000%, 9/1/42	877,803		775,863
MA1327, 3.0000%, 1/1/43	1,119,102		989,140
MA1363, 3.0000%, 2/1/43	443,012		391,565
AB8517, 3.0000%, 2/1/43	29,340		25,918
AR9225, 3.0000%, 3/1/43	1,428,728		1,262,116
MA1384, 3.0000%, 3/1/43	396,192		349,989
MA1447, 3.0000%, 5/1/43	337,243		297,915
AT2957, 3.0000%, 5/1/43	1,659		1,466
AL5942, 5.0000%, 7/1/44	4,433		4,375
AL5887, 4.5000%, 10/1/44	2,846		2,743
AL6542, 4.5000%, 3/1/45	4,610		4,442
AL8438, 3.0000%, 7/1/45	1,719,652		1,519,113
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BM3511, 4.5000%, 2/1/46	$6,501	$6,292
BM5836, 3.0000%, 9/1/46	801,120	708,086
AS8547, 3.0000%, 11/1/46	293,732	254,707
MA2894, 3.0000%, 1/1/47	35,903	31,133
BE3616, 4.0000%, 5/1/47	692,066	646,154
BJ4559, 3.5000%, 1/1/48	2,471	2,231
BJ4566, 4.0000%, 1/1/48	9,225	8,613
BJ4960, 3.5000%, 3/1/48	2,821,502	2,535,200
BK1964, 4.0000%, 3/1/48	2,938	2,738
ZN4240, 4.5000%, 12/1/48	447,250	428,029
BO2983, 3.0000%, 9/1/49	317,063	277,033
FS5362, 4.5000%, 12/1/50	4,269,888	4,071,582
FS1133, 4.0000%, 10/1/51	23,248,860	21,534,282
FS5292, 5.5000%, 6/1/53	9,313,629	9,311,338
BY4284, 5.5000%, 6/1/53	149,545	149,554
BY6374, 5.5000%, 7/1/53	429,478	428,501
BY7004, 5.5000%, 7/1/53	230,611	230,606
CB7112, 5.5000%, 9/1/53	14,396,904	14,381,696
FS9246, 5.5000%, 10/1/54	8,348,617	8,318,564
CB9612, 5.5000%, 12/1/54	25,177,012	25,009,084
BF0167, 3.0000%, 2/1/57	4,548,364	3,804,140
BF0189, 3.0000%, 6/1/57	19,868	16,625
		97,879,707
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	890,935	856,537
ZK8962, 3.0000%, 9/1/32	151,735	144,246
ZK9163, 3.0000%, 1/1/33	85,071	80,797
QN0786, 3.0000%, 10/1/34	255,355	240,370
QN0783, 3.0000%, 10/1/34	122,892	115,669
ZS3695, 6.0000%, 4/1/40	10,392	10,802
ZN0627, 3.0000%, 2/1/43	3,183	2,812
ZT1926, 3.0000%, 11/1/43	3,511,499	3,103,708
ZT1145, 4.5000%, 5/1/44	2,075	2,006
ZM1434, 3.5000%, 7/1/46	2,054	1,861
ZT1633, 4.0000%, 3/1/47	5,305	4,953
ZT0534, 3.5000%, 12/1/47	34,412	31,038
ZM5707, 3.5000%, 2/1/48	2,135	1,923
ZM6276, 4.0000%, 4/1/48	1,241	1,154
ZN4528, 4.5000%, 4/1/49	1,069,228	1,019,370
ZN6461, 4.0000%, 5/1/49	3,795,301	3,508,644
QA1615, 3.5000%, 8/1/49	1,789,524	1,598,887
QA5622, 3.0000%, 12/1/49	426,880	367,521
QA4936, 3.0000%, 12/1/49	257,358	221,571
QF2437, 5.5000%, 10/1/52	123,975	124,349
QG6693, 5.5000%, 7/1/53	1,925,195	1,920,817
QG7441, 5.5000%, 7/1/53	1,111,151	1,108,624
RA9851, 6.0000%, 9/1/53	14,882,775	15,141,435
SD5067, 5.5000%, 3/1/54	7,759,736	7,744,336
		37,353,430
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	88,205,383
4.0000%, TBA, 30 Year Maturity	16,054,402	14,782,925
5.0000%, TBA, 30 Year Maturity	7,343,765	7,121,396
		110,109,704
Ginnie Mae I Pool:
784182, 4.5000%, 8/15/46	9,186	8,803
BB4357, 4.0000%, 7/15/47	2,835	2,630
BC7161, 4.0000%, 8/15/47	333	310
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool – (continued)
BD7109, 4.0000%, 11/15/47	$569	$528
BD7135, 4.0000%, 12/15/47	1,630	1,513
		13,784
Ginnie Mae II Pool:
MA5021, 4.5000%, 2/20/48	83,816	80,348
BH3673, 4.5000%, 5/20/48	1,900	1,820
BH3672, 4.5000%, 5/20/48	666	638
		82,806
Total Mortgage-Backed Securities (cost $1,154,689,712)		1,130,388,916
Common Stocks – 0.1%
Health Care Providers & Services – 0.1%
Surgery Partners Inc* (cost $8,345,487)	288,999	6,118,109
Preferred Stocks – 0%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	22,500
Industrial – 0%
Project Silver, 3/15/44ž	1,500,000	138,750
START Ireland, 3/15/44ž,‡	1,500,000	450,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	177,470
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	250,000
		1,016,220
Total Preferred Stocks (cost $11,018,746)		1,049,505
Private Preferred Equity – 0.2%
Real Estate Preferred Equity – 0.2%
Dawson Forest, 13.0000% (6.50% Cash or 6.50% PIK), 4/2/29Ø,¢	4,184,181	4,309,705
Avondale Hill Holdings LP, 13.0000% (7% Cash or 6% PIK), 12/11/29Ø,¢	4,264,875	4,264,875
Total Private Preferred Equity (cost $8,449,056)		8,574,580
Investment Companies£ – 10.2%
Exchange-Traded Funds (ETFs) – 3.7%
Janus Henderson Emerging Markets Debt Hard Currency	3,768,971	188,127,810
Money Markets – 6.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº	334,995,751	335,062,751
Total Investment Companies (cost $528,497,061)		523,190,561
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	3,398,916	3,398,916
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$849,729	849,729
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,248,645)		4,248,645
Total Investments (total cost $6,232,114,640) – 119.8%		6,171,030,888
Liabilities, net of Cash, Receivables and Other Assets – (19.8)%		(1,020,887,832)
Net Assets – 100%		$5,150,143,056
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,784,859,065	93.7%
United Kingdom	77,794,636	1.3
Cayman Islands	55,286,579	0.9
France	50,414,208	0.8
Canada	48,082,198	0.8
Germany	28,446,383	0.5
Macao	21,563,093	0.4
Luxembourg	21,525,249	0.3
Israel	14,853,708	0.2
Peru	12,309,583	0.2
Ireland	11,763,659	0.2
Netherlands	11,314,593	0.2
Jersey	9,227,107	0.2
Australia	7,223,538	0.1
India	6,077,113	0.1
Puerto Rico	4,681,493	0.1
Italy	2,132,240	0.0
Zambia	1,695,139	0.0
Finland	1,331,304	0.0
Bermuda	450,000	0.0
Total	$6,171,030,888	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 10.2%
Exchange-Traded Funds (ETFs) - 3.7%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$193,434,310	$-	$-	$(5,306,500)	$188,127,810	3,768,971	$4,756,913
Money Markets - 6.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	148,169,315	1,343,175,467	(1,156,288,894)	6,863	-	335,062,751	334,995,751	5,391,078
Total Investment Companies - 10.2%
	$148,169,315	$1,536,609,777	$(1,156,288,894)	$6,863	$(5,306,500)	$523,190,561	338,764,722	$10,147,991
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	13,805,716	52,620,834	(63,027,634)	-	-	3,398,916	3,398,916	73,801 ∆
Total Affiliated Investments - 10.3%
	$161,975,031	$1,589,230,611	$(1,219,316,528)	$6,863	$(5,306,500)	$526,589,477	342,163,638	$10,221,792
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Canadian Dollar	1/21/25	(4,751,040)	$3,446,718	$138,729
Canadian Dollar	1/21/25	41,166	(29,487)	(823)
Canadian Dollar	1/21/25	20,598	(14,329)	12
Euro	1/21/25	(179,125,277)	193,866,890	8,200,865
Euro	1/21/25	1,930,893	(2,047,948)	(46,550)
Total				$8,292,233

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,209	3/31/25	$240,228,750	$(2,381,578)
2 Year US Treasury Note	8,295	4/3/25	1,705,529,774	1,544,502
5 Year US Treasury Note	3,824	4/3/25	406,509,127	(3,375,873)
Total - Futures Long				(4,212,949)
Futures Short:
Ultra 10-Year Treasury Note	1,833	3/31/25	(204,035,813)	4,897,547
Ultra Long Term US Treasury Bond	84	3/31/25	(9,988,125)	581,888
US Treasury Long Bond	57	3/31/25	(6,489,094)	257,670
Total - Futures Short				5,737,105
Total				$1,524,156
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$8,339,606	$-	$8,339,606
*Futures contracts	-	7,281,607	$7,281,607
Total Asset Derivatives	$8,339,606	$7,281,607	$15,621,213
Liability Derivatives:
Forward foreign currency exchange contracts	$47,373	$-	$47,373
*Futures contracts	-	5,757,451	$5,757,451
Total Liability Derivatives	$47,373	$5,757,451	$5,804,824

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(9,356,908)	$(9,356,908)
Forward foreign currency exchange contracts	-	2,131,999	-	$2,131,999
Swap contracts	(451,938)	-	-	$(451,938)
Total	$(451,938)	$2,131,999	$(9,356,908)	$(7,676,847)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(7,418,805)	$(7,418,805)
Forward foreign currency exchange contracts	5,314,033	-	$5,314,033
Total	$5,314,033	$(7,418,805)	$(2,104,772)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Credit default swaps:
Average notional amount - buy protection	$33,142,857
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	18,801,088
Average amounts sold - in USD	207,186,300
Futures contracts:
Average notional amount of contracts - long	1,634,141,923
Average notional amount of contracts - short	298,362,539

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$8,339,606	$(47,373)	$—	$8,292,233
JPMorgan Chase Bank, National Association	4,070,915	—	(4,070,915)	—
Total	$12,410,521	$(47,373)	$(4,070,915)	$8,292,233
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$47,373	$(47,373)	$—	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $3,386,982,121, which represents 65.8% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $9,173,672, which represents 0.2% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)
22 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$7,998,765	$7,843,937	0.2%
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38	9/24/2024	2,999,188	2,943,516	0.1
Total		$10,997,953	$10,787,453	0.3%
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,789,326,432	$-
Bank Loans and Mezzanine Loans	-	510,538,746	-
Corporate Bonds	-	1,197,007,087	-
Promissory Notes	-	-	588,307
Mortgage-Backed Securities	-	1,130,388,916	-
Common Stocks	6,118,109	-	-
Preferred Stocks	-	1,038,720	10,785
Private Preferred Equity	-	-	8,574,580
Investment Companies	188,127,810	335,062,751	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,248,645	-
Total Investments in Securities	$194,245,919	$5,967,611,297	$9,173,672
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	8,339,606	-
Futures Contracts	7,281,607	-	-
Total Assets	$201,527,526	$5,975,950,903	$9,173,672
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$47,373	$-
Futures Contracts	5,757,451	-	-
Total Liabilities	$5,757,451	$47,373	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 23

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $5,700,218,663)(1)	$5,644,441,411
Affiliated investments, at value (cost $531,895,977)	526,589,477
Collateral for To Be Announced transactions	17,496,289
Deposits with brokers for futures	15,660,000
Forward foreign currency exchange contracts	8,339,606
Cash denominated in foreign currency (cost $431,199)	431,199
Variation margin receivable on futures contracts	509,859
Trustees' deferred compensation	141,955
Receivables:
Interest	42,036,582
Fund shares sold	8,294,385
Investments sold	7,280,095
Dividends from affiliates	1,076,907
Dividends	39,934
Other assets	4,875,089
Total Assets	6,277,212,788
Liabilities:
Due to custodian	6,253,018
Collateral for securities loaned (Note 3)	4,248,645
Forward foreign currency exchange contracts	47,373
Variation margin payable on futures contracts	971,320
Payables:
TBA investments purchased	1,014,121,686
Investments purchased	86,067,810
Fund shares repurchased	10,983,714
Advisory fees	2,170,880
Dividends	824,042
Transfer agent fees and expenses	656,523
Trustees' deferred compensation fees	141,955
12b-1 Distribution and shareholder servicing fees	94,873
Affiliated fund administration fees payable	11,073
Professional fees	10,626
Trustees' fees and expenses	5,097
Custodian fees	62
Accrued expenses and other payables	461,035
Total Liabilities	1,127,069,732
Commitments and contingent liabilities (Note 4)
Net Assets	$5,150,143,056
See footnotes at the end of the Statement.
See Notes to Financial Statements.
24 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,628,821,298
Total distributable earnings (loss)	(478,678,242)
Total Net Assets	$5,150,143,056
Net Assets - Class A Shares	$72,983,102
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,517,248
Net Asset Value Per Share(2)	$8.57
Maximum Offering Price Per Share(3)	$9.00
Net Assets - Class C Shares	$90,475,985
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,556,238
Net Asset Value Per Share(2)	$8.57
Net Assets - Class D Shares	$109,559,981
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,782,537
Net Asset Value Per Share	$8.57
Net Assets - Class I Shares	$4,691,592,234
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	547,499,194
Net Asset Value Per Share	$8.57
Net Assets - Class N Shares	$92,749,962
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,822,210
Net Asset Value Per Share	$8.57
Net Assets - Class S Shares	$4,272,964
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	498,834
Net Asset Value Per Share	$8.57
Net Assets - Class T Shares	$88,508,828
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,331,496
Net Asset Value Per Share	$8.57

(1)	Includes $4,070,915 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Multi-Sector Income Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$164,499,175
Dividends from affiliates	10,147,991
Dividends	443,037
Affiliated securities lending income, net	73,801
Unaffiliated securities lending income, net	20,578
Other income	227,016
Total Investment Income	175,411,598
Expenses:
Advisory fees	12,814,425
12b-1 Distribution and shareholder servicing fees:
Class A Shares	74,966
Class C Shares	400,941
Class S Shares	4,845
Transfer agent administrative fees and expenses:
Class D Shares	57,652
Class S Shares	4,845
Class T Shares	109,381
Transfer agent networking and omnibus fees:
Class A Shares	17,305
Class C Shares	27,788
Class I Shares	2,090,800
Other transfer agent fees and expenses:
Class A Shares	1,450
Class C Shares	1,641
Class D Shares	7,126
Class I Shares	65,061
Class N Shares	1,936
Class S Shares	29
Class T Shares	443
Registration fees	163,125
Shareholder reports expense	110,377
Affiliated fund administration fees	88,046
Professional fees	64,048
Trustees' fees and expenses	46,550
Custodian fees	42,739
Other expenses	335,355
Total Expenses	16,530,874
Less: Excess Expense Reimbursement and Waivers	(336,986)
Net Expenses	16,193,888
Net Investment Income/(Loss)	159,217,710
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	29,585,510
Investments in affiliates	6,863
Forward foreign currency exchange contracts	2,131,999
Futures contracts	(9,356,908)
Swap contracts	(451,938)
Total Net Realized Gain/(Loss) on Investments	21,915,526
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(337,948)
Investments in affiliates	(5,306,500)
Forward foreign currency exchange contracts	5,314,033
Futures contracts	(7,418,805)
Total Change in Unrealized Net Appreciation/Depreciation	(7,749,220)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$173,384,016
See Notes to Financial Statements.
26 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$159,217,710	$241,248,758
Net realized gain/(loss) on investments	21,915,526	(123,881,071)
Change in unrealized net appreciation/depreciation	(7,749,220)	165,056,662
Net Increase/(Decrease) in Net Assets Resulting from Operations	173,384,016	282,424,349
Dividends and Distributions to Shareholders:
Class A Shares	(2,004,762)	(2,788,599)
Class C Shares	(2,423,143)	(3,572,548)
Class D Shares	(3,607,472)	(6,186,408)
Class I Shares	(149,215,156)	(217,673,174)
Class N Shares	(3,047,014)	(5,932,537)
Class S Shares	(124,825)	(179,184)
Class T Shares	(2,955,980)	(5,752,310)
Net Decrease from Dividends and Distributions to Shareholders	(163,378,352)	(242,084,760)
Capital Share Transactions:
Class A Shares	23,346,708	15,037,062
Class C Shares	23,050,552	11,436,659
Class D Shares	13,186,758	9,302,378
Class I Shares	931,799,901	1,164,053,770
Class N Shares	12,694,621	4,936,786
Class S Shares	746,427	1,459,152
Class T Shares	7,407,562	(14,811,537)
Net Increase/(Decrease) from Capital Share Transactions	1,012,232,529	1,191,414,270
Net Increase/(Decrease) in Net Assets	1,022,238,193	1,231,753,859
Net Assets:
Beginning of period	4,127,904,863	2,896,151,004
End of period	$5,150,143,056	$4,127,904,863
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.73	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.57	0.48	0.33	0.39	0.40
Net realized and unrealized gain/(loss)	0.05	0.09	(0.27)	(1.33)	0.67	(0.34)
Total from Investment Operations	0.33	0.66	0.21	(1.00)	1.06	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.57)	(0.49)	(0.36)	(0.41)	(0.40)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.29)	(0.57)	(0.50)	(0.39)	(0.41)	(0.48)
Net Asset Value, End of Period	$8.57	$8.53	$8.44	$8.73	$10.12	$9.47
Total Return*	3.92%	8.15%	2.50%	(10.18)%	11.38% (3)	0.61%
Net Assets, End of Period (in thousands)	$72,983	$49,637	$34,132	$49,566	$67,032	$49,168
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.91%	0.93%	0.90%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.91%	0.93%	0.90%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	6.58%	6.78%	5.64%	3.43%	3.91%	4.19%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.33%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.74	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.51	0.43	0.26	0.32	0.33
Net realized and unrealized gain/(loss)	0.05	0.09	(0.29)	(1.33)	0.67	(0.35)
Total from Investment Operations	0.30	0.60	0.14	(1.07)	0.99	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.51)	(0.43)	(0.28)	(0.34)	(0.33)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.02)
Total Dividends and Distributions	(0.26)	(0.51)	(0.44)	(0.31)	(0.34)	(0.40)
Net Asset Value, End of Period	$8.57	$8.53	$8.44	$8.74	$10.12	$9.47
Total Return*	3.53%	7.35%	1.65%	(10.75)%	10.58% (3)	(0.18)%
Net Assets, End of Period (in thousands)	$90,476	$67,407	$55,343	$62,504	$71,133	$63,574
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.65%	1.66%	1.64%	1.66%	1.64%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.63%	1.66%	1.64%	1.66%	1.64%	1.71%
Ratio of Net Investment Income/(Loss)	5.82%	6.03%	4.99%	2.70%	3.19%	3.43%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 10.53%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.74	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.59	0.50	0.35	0.40	0.42
Net realized and unrealized gain/(loss)	0.05	0.09	(0.29)	(1.33)	0.68	(0.35)
Total from Investment Operations	0.34	0.68	0.21	(0.98)	1.08	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.59)	(0.50)	(0.37)	(0.43)	(0.41)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.30)	(0.59)	(0.51)	(0.40)	(0.43)	(0.49)
Net Asset Value, End of Period	$8.57	$8.53	$8.44	$8.74	$10.12	$9.47
Total Return*	4.02%	8.34%	2.55%	(9.93)%	11.57% (3)	0.77%
Net Assets, End of Period (in thousands)	$109,560	$96,046	$85,806	$91,299	$108,418	$78,091
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.74%	0.76%	0.73%	0.74%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.74%	0.76%	0.73%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	6.73%	6.96%	5.88%	3.61%	4.07%	4.30%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.52%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.73	$10.12	$9.47	$9.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.59	0.51	0.36	0.41	0.43
Net realized and unrealized gain/(loss)	0.05	0.09	(0.29)	(1.34)	0.67	(0.34)
Total from Investment Operations	0.34	0.68	0.22	(0.98)	1.08	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.59)	(0.50)	(0.38)	(0.43)	(0.42)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.30)	(0.59)	(0.51)	(0.41)	(0.43)	(0.50)
Net Asset Value, End of Period	$8.57	$8.53	$8.44	$8.73	$10.12	$9.47
Total Return*	4.04%	8.39%	2.72%	(9.99)%	11.63% (3)	0.93%
Net Assets, End of Period (in thousands)	$4,691,592	$3,750,736	$2,550,145	$2,522,907	$2,570,289	$1,805,985
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.70%	0.72%	0.69%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.70%	0.72%	0.69%	0.69%	0.70%
Ratio of Net Investment Income/(Loss)	6.78%	7.01%	5.95%	3.68%	4.13%	4.42%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.58%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.74	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.60	0.51	0.37	0.42	0.44
Net realized and unrealized gain/(loss)	0.05	0.09	(0.29)	(1.33)	0.67	(0.36)
Total from Investment Operations	0.35	0.69	0.22	(0.96)	1.09	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.60)	(0.51)	(0.39)	(0.44)	(0.42)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.31)	(0.60)	(0.52)	(0.42)	(0.44)	(0.50)
Net Asset Value, End of Period	$8.57	$8.53	$8.44	$8.74	$10.12	$9.47
Total Return*	4.08%	8.49%	2.70%	(9.80)%	11.73% (3)	0.90%
Net Assets, End of Period (in thousands)	$92,750	$79,743	$73,779	$68,120	$121,983	$88,092
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.60%	0.62%	0.59%	0.60%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.60%	0.62%	0.59%	0.60%	0.63%
Ratio of Net Investment Income/(Loss)	6.86%	7.09%	6.06%	3.73%	4.21%	4.68%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.68%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
32 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.52	$8.43	$8.73	$10.11	$9.46	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.55	0.48	0.32	0.39	0.39
Net realized and unrealized gain/(loss)	0.06	0.10	(0.30)	(1.34)	0.67	(0.37)
Total from Investment Operations	0.33	0.65	0.18	(1.02)	1.06	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.56)	(0.47)	(0.33)	(0.41)	(0.39)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.28)	(0.56)	(0.48)	(0.36)	(0.41)	(0.47)
Net Asset Value, End of Period	$8.57	$8.52	$8.43	$8.73	$10.11	$9.46
Total Return*	3.92%	7.92%	2.16%	(10.30)%	11.32% (3)	0.19%
Net Assets, End of Period (in thousands)	$4,273	$3,517	$2,030	$1,202	$745	$987
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.20%	1.34%	1.45%	1.33%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.14%	1.15%	1.15%	0.98%	1.03%
Ratio of Net Investment Income/(Loss)	6.31%	6.57%	5.66%	3.33%	3.88%	4.05%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.27%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.52	$8.43	$8.73	$10.12	$9.47	$9.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.58	0.49	0.34	0.40	0.41
Net realized and unrealized gain/(loss)	0.06	0.09	(0.29)	(1.34)	0.67	(0.35)
Total from Investment Operations	0.35	0.67	0.20	(1.00)	1.07	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.58)	(0.49)	(0.36)	(0.42)	(0.40)
Distributions (from capital gains)	—	—	—	(0.03)	—	(0.05)
Return of capital	—	—	(0.01)	— (2)	—	(0.03)
Total Dividends and Distributions	(0.30)	(0.58)	(0.50)	(0.39)	(0.42)	(0.48)
Net Asset Value, End of Period	$8.57	$8.52	$8.43	$8.73	$10.12	$9.47
Total Return*	4.08%	8.23%	2.45%	(10.12)%	11.47% (3)	0.67%
Net Assets, End of Period (in thousands)	$88,509	$80,820	$94,916	$159,043	$229,774	$285,912
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.84%	0.86%	0.84%	0.85%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.83%	0.85%	0.83%	0.83%	0.86%
Ratio of Net Investment Income/(Loss)	6.62%	6.86%	5.65%	3.50%	4.01%	4.27%
Portfolio Turnover Rate(4)	37%	58%	62%	75%	119%	188%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.42%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
34 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 35

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
36 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
December 31, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 37

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
38 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
Janus Investment Fund | 39

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
40 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable
Janus Investment Fund | 41

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at December 31, 2024.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 50% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Janus Investment Fund | 45

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,070,915. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $4,248,645, resulting in the net amount due from the counterparty of $177,730.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange
46 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Effective October 28, 2024, the contractual investment advisory fee for the Fund changed as follows:
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $2 Billion	0.52
Over $3 Billion	0.50
Prior to October 28, 2024, the contractual investment advisory fee rate was:
Average Daily Net Assets of theFund	Contractual Investment Advisory Fee (%)
First $200 Million	0.60
Next $500 Million	0.57
Over $700 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.54% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.64% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended December 31, 2024, the Adviser waived $333,651 of the Fund’s management fee, attributable to the Fund’s investment in the Janus
Henderson Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain
Janus Investment Fund | 47

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $23,575.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $2,882.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(207,531,387)	$(228,082,986)	$(435,614,373)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,229,820,526	$63,011,885	$(121,801,523)	$(58,789,638)
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$15,621,213	$(5,804,824)	$9,816,389
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Notes to Financial Statements (unaudited)
6.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,722,795	$32,226,684	3,924,351	$33,219,456
Reinvested dividends and distributions	217,495	1,881,458	314,241	2,656,265
Shares repurchased	(1,245,293)	(10,761,434)	(2,462,827)	(20,838,659)
Net Increase/(Decrease)	2,694,997	$23,346,708	1,775,765	$15,037,062
Class C Shares:
Shares sold	3,542,585	$30,749,397	2,560,117	$21,696,851
Reinvested dividends and distributions	272,720	2,360,445	413,481	3,494,441
Shares repurchased	(1,163,442)	(10,059,290)	(1,628,209)	(13,754,633)
Net Increase/(Decrease)	2,651,863	$23,050,552	1,345,389	$11,436,659
Class D Shares:
Shares sold	2,716,029	$23,511,210	2,935,427	$24,845,400
Reinvested dividends and distributions	381,325	3,301,134	666,505	5,631,771
Shares repurchased	(1,577,052)	(13,625,586)	(2,508,682)	(21,174,793)
Net Increase/(Decrease)	1,520,302	$13,186,758	1,093,250	$9,302,378
Class I Shares:
Shares sold	143,878,097	$1,245,630,316	233,783,402	$1,973,981,632
Reinvested dividends and distributions	16,808,781	145,448,448	25,106,019	212,203,583
Shares repurchased	(53,120,379)	(459,278,863)	(121,256,355)	(1,022,131,445)
Net Increase/(Decrease)	107,566,499	$931,799,901	137,633,066	$1,164,053,770
Class N Shares:
Shares sold	3,004,928	$25,973,504	4,808,393	$40,615,062
Reinvested dividends and distributions	338,925	2,933,393	644,599	5,448,190
Shares repurchased	(1,872,176)	(16,212,276)	(4,846,093)	(41,126,466)
Net Increase/(Decrease)	1,471,677	$12,694,621	606,899	$4,936,786
Class S Shares:
Shares sold	120,771	$1,046,155	238,527	$2,019,110
Reinvested dividends and distributions	14,435	124,825	21,128	178,495
Shares repurchased	(49,020)	(424,553)	(87,689)	(738,453)
Net Increase/(Decrease)	86,186	$746,427	171,966	$1,459,152
Class T Shares:
Shares sold	1,811,011	$15,694,281	1,853,887	$15,731,692
Reinvested dividends and distributions	338,917	2,931,319	678,038	5,725,634
Shares repurchased	(1,298,961)	(11,218,038)	(4,305,662)	(36,268,863)
Net Increase/(Decrease)	850,967	$7,407,562	(1,773,737)	$(14,811,537)
7.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,440,047,732	$1,672,785,818	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 55

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
58 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 59

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
60 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
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Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
62 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes
Janus Investment Fund | 63

Janus Henderson Multi-Sector Income Fund
Notes
64 | December 31, 2024

Janus Henderson Multi-Sector Income Fund
Notes
Janus Investment Fund | 65

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93028 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Responsible International Dividend Fund
Janus Investment Fund

Janus Henderson Responsible International Dividend Fund

Janus Henderson Responsible International Dividend Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 93.9%
Automobiles – 1.2%
Toyota Motor Corp	110,600	$2,180,384
Banks – 9.5%
BNP Paribas SA	64,476	3,948,173
Natwest Group PLC	1,134,532	5,709,628
Nordea Bank Abp	334,313	3,623,194
Resona Holdings Inc	537,800	3,913,945
		17,194,940
Beverages – 3.2%
Coca-Cola European Partners PLC	74,386	5,713,589
Capital Markets – 3.4%
CME Group Inc	9,022	2,095,178
Hong Kong Exchanges & Clearing Ltd	106,300	4,035,529
		6,130,707
Diversified Telecommunication Services – 4.4%
Deutsche Telekom AG	127,721	3,821,777
TELUS Corp	306,018	4,149,649
		7,971,426
Electrical Equipment – 4.8%
nVent Electric PLC	56,668	3,862,491
Schneider Electric SE	19,639	4,853,999
		8,716,490
Food Products – 0.7%
Nestle SA (REG)	16,395	1,344,902
Health Care Equipment & Supplies – 1.2%
Medtronic PLC	26,662	2,129,761
Household Durables – 3.4%
Sony Corp	288,800	6,101,722
Industrial Conglomerates – 3.1%
Siemens AG	28,673	5,598,513
Insurance – 9.6%
AIA Group Ltd	502,000	3,631,550
Dai-ichi Life Holdings Inc	146,600	3,894,752
Swiss Re AG	27,753	4,008,708
Zurich Insurance Group AG	9,783	5,814,905
		17,349,915
Interactive Media & Services – 2.2%
Tencent Holdings Ltd	74,200	3,965,470
Machinery – 2.1%
Daimler Truck Holding AG	99,488	3,796,803
Multi-Utilities – 2.8%
National Grid PLC	435,332	5,158,005
Paper & Forest Products – 1.6%
UPM-Kymmene Oyj	104,320	2,868,936
Personal Products – 3.2%
Unilever PLC	103,127	5,843,472
Pharmaceuticals – 11.2%
AstraZeneca PLC	30,505	3,970,357
GSK PLC	206,209	3,453,393
Merck & Co Inc	18,816	1,871,816
Novartis AG	40,463	3,939,469
Novo Nordisk A/S - Class B	34,861	3,000,848
Sanofi	42,198	4,080,120
		20,316,003
Professional Services – 3.8%
RELX PLC	153,834	6,950,915
Semiconductor & Semiconductor Equipment – 10.0%
ASML Holding NV	3,999	2,812,021
Infineon Technologies AG	108,058	3,509,329
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Responsible International Dividend Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	37,842	$7,473,417
Tokyo Electron Ltd	29,100	4,410,248
		18,205,015
Software – 6.1%
Microsoft Corp	8,698	3,666,207
Oracle Corp	12,424	2,070,335
SAP SE	21,356	5,225,768
		10,962,310
Specialized Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp	17,397	3,190,784
Specialty Retail – 1.1%
Home Depot Inc	4,936	1,920,055
Textiles, Apparel & Luxury Goods – 3.5%
Cie Financiere Richemont SA (REG)	31,275	4,755,752
LVMH Moet Hennessy Louis Vuitton SE	2,534	1,656,717
		6,412,469
Total Common Stocks (cost $146,760,425)		170,022,586
Preferred Stocks – 2.6%
Technology Hardware, Storage & Peripherals – 2.6%
Samsung Electronics Co Ltd (cost $6,168,485)	158,117	4,742,854
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $4,751,670)	4,750,720	4,751,670
Total Investments (total cost $157,680,580) – 99.1%		179,517,110
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		1,553,052
Net Assets – 100%		$181,070,162

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$29,011,690	16.2%
Germany	21,952,190	12.2
United Kingdom	20,551,579	11.4
Japan	20,501,051	11.4
Switzerland	19,863,736	11.1
Netherlands	15,606,408	8.7
France	14,539,009	8.1
Hong Kong	7,667,079	4.3
Taiwan	7,473,417	4.2
Finland	6,492,130	3.6
South Korea	4,742,854	2.6
Canada	4,149,649	2.3
China	3,965,470	2.2
Denmark	3,000,848	1.7
Total	$179,517,110	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$5,998,093	$74,318,174	$(75,564,569)	$(28)	$-	$4,751,670	4,750,720	$205,284
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Responsible International Dividend Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Beverages	$5,713,589	$-	$-
Capital Markets	2,095,178	4,035,529	-
Diversified Telecommunication Services	4,149,649	3,821,777	-
Electrical Equipment	3,862,491	4,853,999	-
Health Care Equipment & Supplies	2,129,761	-	-
Pharmaceuticals	1,871,816	18,444,187	-
Semiconductor & Semiconductor Equipment	7,473,417	10,731,598	-
Software	5,736,542	5,225,768	-
Specialized Real Estate Investment Trusts (REITs)	3,190,784	-	-
Specialty Retail	1,920,055	-	-
All Other	-	84,766,446	-
Preferred Stocks	-	4,742,854	-
Investment Companies	-	4,751,670	-
Total Assets	$38,143,282	$141,373,828	$-
4  | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $152,928,910)	$174,765,440
Affiliated investments, at value (cost $4,751,670)	4,751,670
Cash denominated in foreign currency (cost $28)	28
Trustees' deferred compensation	5,008
Receivables:
Foreign tax reclaims	1,082,094
Fund shares sold	342,359
Dividends	341,234
Dividends from affiliates	34,893
Other assets	1,430
Total Assets	181,324,156
Liabilities:
Payables:
Advisory fees	104,312
Professional fees	48,203
Transfer agent fees and expenses	20,209
12b-1 Distribution and shareholder servicing fees	12,220
Fund shares repurchased	6,452
Trustees' deferred compensation fees	5,008
Custodian fees	1,900
Affiliated fund administration fees payable	388
Trustees' fees and expenses	214
Accrued expenses and other payables	55,088
Total Liabilities	253,994
Commitments and contingent liabilities (Note 3)
Net Assets	$181,070,162
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Responsible International Dividend Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$157,001,569
Total distributable earnings (loss)	24,068,593
Total Net Assets	$181,070,162
Net Assets - Class A Shares	$38,328,308
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,525,797
Net Asset Value Per Share(1)	$15.17
Maximum Offering Price Per Share(2)	$16.10
Net Assets - Class C Shares	$4,004,036
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	272,294
Net Asset Value Per Share(1)	$14.70
Net Assets - Class D Shares	$18,495,125
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,216,510
Net Asset Value Per Share	$15.20
Net Assets - Class I Shares	$97,047,982
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,367,934
Net Asset Value Per Share	$15.24
Net Assets - Class N Shares	$13,895,548
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	913,396
Net Asset Value Per Share	$15.21
Net Assets - Class S Shares	$171,856
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,355
Net Asset Value Per Share	$15.13
Net Assets - Class T Shares	$9,127,307
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	602,227
Net Asset Value Per Share	$15.16

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends	$1,583,920
Dividends from affiliates	205,284
Other income	1,002
Foreign withholding tax income (Note 1)	138,898
Total Investment Income	1,929,104
Expenses:
Advisory fees	624,630
12b-1 Distribution and shareholder servicing fees:
Class A Shares	50,257
Class C Shares	24,205
Class S Shares	105
Transfer agent administrative fees and expenses:
Class D Shares	11,299
Class S Shares	206
Class T Shares	11,222
Transfer agent networking and omnibus fees:
Class A Shares	13,897
Class C Shares	1,578
Class I Shares	36,012
Other transfer agent fees and expenses:
Class A Shares	1,068
Class C Shares	117
Class D Shares	2,287
Class I Shares	1,238
Class N Shares	340
Class S Shares	1
Class T Shares	77
Professional fees	65,874
Registration fees	41,800
Non-affiliated fund administration fees	34,454
Custodian fees	8,713
Shareholder reports expense	3,624
Affiliated fund administration fees	3,069
Trustees' fees and expenses	1,624
Other expenses	22,030
Total Expenses	959,727
Less: Excess Expense Reimbursement and Waivers	(106,503)
Net Expenses	853,224
Net Investment Income/(Loss)	1,075,880
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	6,518,035
Investments in affiliates	(28)
Total Net Realized Gain/(Loss) on Investments	6,518,007
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(11,325,620)
Total Change in Unrealized Net Appreciation/Depreciation	(11,325,620)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,731,733)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Responsible International Dividend Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$1,075,880	$2,783,897
Net realized gain/(loss) on investments	6,518,007	5,355,832
Change in unrealized net appreciation/depreciation	(11,325,620)	11,870,656
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,731,733)	20,010,385
Dividends and Distributions to Shareholders:
Class A Shares	(1,860,623)	(1,028,215)
Class C Shares	(185,772)	(142,837)
Class D Shares	(930,300)	(551,332)
Class I Shares	(4,055,965)	(1,459,478)
Class N Shares	(666,804)	(446,900)
Class S Shares	(8,436)	(3,045)
Class T Shares	(447,004)	(192,631)
Net Decrease from Dividends and Distributions to Shareholders	(8,154,904)	(3,824,438)
Capital Share Transactions:
Class A Shares	1,987,460	1,211,907
Class C Shares	(1,046,776)	(3,003,704)
Class D Shares	(384,010)	488,044
Class I Shares	49,347,795	5,825,232
Class N Shares	(864,560)	3,377,940
Class S Shares	35,822	64,724
Class T Shares	2,076,096	1,510,478
Net Increase/(Decrease) from Capital Share Transactions	51,151,827	9,474,621
Net Increase/(Decrease) in Net Assets	39,265,190	25,660,568
Net Assets:
Beginning of period	141,804,972	116,144,404
End of period	$181,070,162	$141,804,972
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.21	$14.27	$12.66	$14.83	$12.31	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09 (2)	0.31	0.39	0.45	0.56	0.36
Net realized and unrealized gain/(loss)	(0.37)	2.07	1.74	(1.95)	2.40	(0.72)
Total from Investment Operations	(0.28)	2.38	2.13	(1.50)	2.96	(0.36)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.44)	(0.52)	(0.48)	(0.44)	(0.42)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.76)	(0.44)	(0.52)	(0.67)	(0.44)	(0.42)
Net Asset Value, End of Period	$15.17	$16.21	$14.27	$12.66	$14.83	$12.31
Total Return*	(1.90)%	17.06%	17.42%	(10.49)%	24.38%	(2.79)%
Net Assets, End of Period (in thousands)	$38,328	$38,929	$33,195	$31,754	$33,270	$25,517
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29% (3)	1.32%	1.38%	1.27%	1.24%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.16%	1.18%	1.18%	1.15%	1.16%
Ratio of Net Investment Income/(Loss)	1.15% (2)	2.13%	2.94%	3.14%	4.06%	2.83%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.73	$13.84	$12.32	$14.49	$12.07	$12.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03 (2)	0.17	0.26	0.32	0.44	0.27
Net realized and unrealized gain/(loss)	(0.36)	2.05	1.71	(1.88)	2.36	(0.74)
Total from Investment Operations	(0.33)	2.22	1.97	(1.56)	2.80	(0.47)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.33)	(0.45)	(0.42)	(0.38)	(0.35)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.70)	(0.33)	(0.45)	(0.61)	(0.38)	(0.35)
Net Asset Value, End of Period	$14.70	$15.73	$13.84	$12.32	$14.49	$12.07
Total Return*	(2.30)%	16.33%	16.50%	(11.11)%	23.48%	(3.68)%
Net Assets, End of Period (in thousands)	$4,004	$5,322	$7,573	$10,653	$17,760	$21,018
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.06% (3)	2.04%	2.12%	2.01%	1.96%	1.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.89%	1.85%	1.92%	1.91%	1.87%	1.89%
Ratio of Net Investment Income/(Loss)	0.43% (2)	1.20%	2.00%	2.27%	3.24%	2.15%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.24	$14.29	$12.68	$14.84	$12.31	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11 (2)	0.34	0.41	0.49	0.60	0.41
Net realized and unrealized gain/(loss)	(0.37)	2.08	1.74	(1.97)	2.38	(0.75)
Total from Investment Operations	(0.26)	2.42	2.15	(1.48)	2.98	(0.34)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.47)	(0.54)	(0.49)	(0.45)	(0.44)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.78)	(0.47)	(0.54)	(0.68)	(0.45)	(0.44)
Net Asset Value, End of Period	$15.20	$16.24	$14.29	$12.68	$14.84	$12.31
Total Return*	(1.80)%	17.31%	17.55%	(10.33)%	24.58%	(2.66)%
Net Assets, End of Period (in thousands)	$18,495	$20,131	$17,311	$14,580	$11,877	$6,861
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.12% (3)	1.23%	1.27%	1.14%	1.12%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.98%	1.01%	1.01%	0.98%	0.99%
Ratio of Net Investment Income/(Loss)	1.35% (2)	2.30%	3.12%	3.43%	4.29%	3.20%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.28	$14.33	$12.71	$14.86	$12.32	$13.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11 (2)	0.36	0.39	0.48	0.59	0.41
Net realized and unrealized gain/(loss)	(0.37)	2.06	1.77	(1.94)	2.40	(0.76)
Total from Investment Operations	(0.26)	2.42	2.16	(1.46)	2.99	(0.35)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.47)	(0.54)	(0.50)	(0.45)	(0.44)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.78)	(0.47)	(0.54)	(0.69)	(0.45)	(0.44)
Net Asset Value, End of Period	$15.24	$16.28	$14.33	$12.71	$14.86	$12.32
Total Return*	(1.77)%	17.33%	17.62%	(10.23)%	24.68%	(2.68)%
Net Assets, End of Period (in thousands)	$97,048	$53,937	$42,376	$55,559	$68,416	$74,386
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06% (3)	1.09%	1.13%	1.04%	0.99%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.93%	0.95%	0.95%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	1.39% (2)	2.40%	2.98%	3.30%	4.27%	3.19%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.25	$14.31	$12.69	$14.83	$12.30	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12 (2)	0.37	0.47	0.60	0.61	0.41
Net realized and unrealized gain/(loss)	(0.37)	2.06	1.70	(2.05)	2.38	(0.74)
Total from Investment Operations	(0.25)	2.43	2.17	(1.45)	2.99	(0.33)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.49)	(0.55)	(0.50)	(0.46)	(0.45)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.79)	(0.49)	(0.55)	(0.69)	(0.46)	(0.45)
Net Asset Value, End of Period	$15.21	$16.25	$14.31	$12.69	$14.83	$12.30
Total Return*	(1.73)%	17.39%	17.73%	(10.14)%	24.71%	(2.56)%
Net Assets, End of Period (in thousands)	$13,896	$15,645	$10,259	$6,384	$688	$477
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98% (3)	1.03%	1.12%	1.08%	1.44%	1.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.84%	0.87%	0.88%	0.84%	0.85%
Ratio of Net Investment Income/(Loss)	1.49% (2)	2.52%	3.51%	4.30%	4.41%	3.22%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.17	$14.23	$12.63	$14.78	$12.27	$13.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10 (2)	0.40	0.41	0.48	0.59	0.39
Net realized and unrealized gain/(loss)	(0.37)	1.99	1.73	(1.94)	2.39	(0.75)
Total from Investment Operations	(0.27)	2.39	2.14	(1.46)	2.98	(0.36)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.45)	(0.54)	(0.50)	(0.47)	(0.43)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.77)	(0.45)	(0.54)	(0.69)	(0.47)	(0.43)
Net Asset Value, End of Period	$15.13	$16.17	$14.23	$12.63	$14.78	$12.27
Total Return*	(1.87)%	17.23%	17.58%	(10.27)%	24.68%	(2.80)%
Net Assets, End of Period (in thousands)	$172	$149	$68	$58	$65	$52
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.19% (3)	4.31%	6.18%	5.83%	6.21%	6.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.07%	1.00%	0.95%	0.91%	1.08%
Ratio of Net Investment Income/(Loss)	1.21% (2)	2.67%	3.12%	3.36%	4.27%	3.04%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.19	$14.26	$12.65	$14.81	$12.29	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10 (2)	0.34	0.43	0.46	0.56	0.41
Net realized and unrealized gain/(loss)	(0.36)	2.04	1.70	(1.95)	2.40	(0.77)
Total from Investment Operations	(0.26)	2.38	2.13	(1.49)	2.96	(0.36)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.45)	(0.52)	(0.48)	(0.44)	(0.43)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—	—
Total Dividends and Distributions	(0.77)	(0.45)	(0.52)	(0.67)	(0.44)	(0.43)
Net Asset Value, End of Period	$15.16	$16.19	$14.26	$12.65	$14.81	$12.29
Total Return*	(1.79)%	17.09%	17.45%	(10.41)%	24.45%	(2.80)%
Net Assets, End of Period (in thousands)	$9,127	$7,691	$5,363	$20,258	$28,439	$26,296
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.24% (3)	1.30%	1.27%	1.21%	1.18%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.09%	1.10%	1.11%	1.09%	1.09%
Ratio of Net Investment Income/(Loss)	1.24% (2)	2.33%	3.22%	3.16%	4.06%	3.29%
Portfolio Turnover Rate	23%	32%	62%	34%	52%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.29%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Responsible International Dividend Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks income with the potential for capital growth over the long-term. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $265,149 of tax reclaims received as well as $28,078 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
Janus Investment Fund | 21

Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $2,384.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
22 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	1	- *
Class S Shares	46	- *
Class T Shares	-	-

*Less than 0.50%
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$157,802,022	$27,786,185	$(6,071,097)	$21,715,088
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Janus Henderson Responsible International Dividend Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	175,180	$2,842,883	346,993	$5,145,096
Reinvested dividends and distributions	114,072	1,816,059	68,488	996,551
Shares repurchased	(164,754)	(2,671,482)	(340,430)	(4,929,740)
Net Increase/(Decrease)	124,498	$1,987,460	75,051	$1,211,907
Class C Shares:
Shares sold	11,009	$167,211	27,321	$392,289
Reinvested dividends and distributions	11,621	179,163	10,053	138,165
Shares repurchased	(88,786)	(1,393,150)	(245,913)	(3,534,158)
Net Increase/(Decrease)	(66,156)	$(1,046,776)	(208,539)	$(3,003,704)
Class D Shares:
Shares sold	116,672	$1,896,924	293,319	$4,441,218
Reinvested dividends and distributions	56,818	907,207	36,875	538,593
Shares repurchased	(196,525)	(3,188,141)	(301,659)	(4,491,767)
Net Increase/(Decrease)	(23,035)	$(384,010)	28,535	$488,044
Class I Shares:
Shares sold	3,308,308	$53,534,450	1,137,508	$17,118,737
Reinvested dividends and distributions	249,667	3,991,374	99,284	1,456,766
Shares repurchased	(503,607)	(8,178,029)	(881,026)	(12,750,271)
Net Increase/(Decrease)	3,054,368	$49,347,795	355,766	$5,825,232
Class N Shares:
Shares sold	173,589	$2,785,911	605,156	$8,645,523
Reinvested dividends and distributions	41,695	666,804	30,476	446,900
Shares repurchased	(264,635)	(4,317,275)	(389,999)	(5,714,483)
Net Increase/(Decrease)	(49,351)	$(864,560)	245,633	$3,377,940
Class S Shares:
Shares sold	1,926	$32,000	4,251	$62,527
Reinvested dividends and distributions	532	8,436	204	3,045
Shares repurchased	(291)	(4,614)	(53)	(848)
Net Increase/(Decrease)	2,167	$35,822	4,402	$64,724
Class T Shares:
Shares sold	131,788	$2,153,685	151,076	$2,288,813
Reinvested dividends and distributions	26,393	419,619	12,713	185,452
Shares repurchased	(30,883)	(497,208)	(65,075)	(963,787)
Net Increase/(Decrease)	127,298	$2,076,096	98,714	$1,510,478
6.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$81,458,830	$35,336,839	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 33

Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
34 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 35

Janus Henderson Responsible International Dividend Fund
Notes
36 | December 31, 2024

Janus Henderson Responsible International Dividend Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93075 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Short Duration Flexible Bond Fund
Janus Investment Fund

Janus Henderson Short Duration Flexible Bond Fund

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 42.7%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.6630%, 9/15/34ž,‡	$2,890,000	$2,876,431
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,584,531	1,584,890
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	659,339	657,477
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	697,401
Affirm Asset Securitization Trust 2024-X1 A, 6.2700%, 5/15/29ž	793,476	796,528
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	1,734,825	1,755,801
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32ž	2,140,813	2,144,537
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,769,238	1,785,061
AMCR ABS Trust 2023-1A A, 7.6600%, 1/21/31ž	258,320	259,143
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	74,890	73,366
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	75,211	73,042
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	309,226	301,026
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,761,481	1,726,320
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,213,798	1,170,430
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	362,927	320,453
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%, 10/24/36ž,‡	814,000	820,279
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.0140%, 7/18/34ž,‡	491,000	491,752
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	475,992	474,354
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	567,000	564,144
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.8228%, 1/22/35ž,‡	1,777,880	1,778,039
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	1,301,026	1,314,502
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2951%, 4/15/37ž,‡	2,387,000	2,395,985
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,788,000	1,841,918
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,923,885	1,920,897
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	737,000	700,844
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 5.2415%, 10/15/36ž,‡	1,692,686	1,682,143
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	1,598,000	1,596,867
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	1,436,901	1,436,604
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.9116%, 9/15/36ž,‡	3,235,000	3,238,197
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.1463%, 4/15/39ž,‡	1,471,941	1,463,605
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.3371%, 11/15/28ž,‡	1,523,750	1,519,973
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0861%, 11/15/28ž,‡	1,142,633	1,132,623
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8903%, 10/15/41ž,‡	1,876,000	1,883,079
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 8/15/39ž,‡	2,557,000	2,571,390
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9870%, 8/15/39ž,‡	789,000	792,648
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.2615%, 10/15/41ž,‡	803,659	808,476
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.8390%, 4/15/41ž,‡	1,928,807	1,932,777
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.7998%, 12/15/39ž,‡	1,140,580	1,140,808
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 6.1493%, 12/15/39ž,‡	526,000	525,666
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.1007%, 7/16/29ž,‡	$1,797,039	$1,803,802
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	1,659,000	1,664,252
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 6.4266%, 10/19/37ž,‡	2,189,000	2,192,457
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.0388%, 8/15/41ž,‡	1,151,000	1,157,550
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6879%, 8/15/41ž,‡	846,629	846,629
CBAM CLO Management 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.3790%, 1/22/35ž,‡	4,325,000	4,349,484
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.0374%, 7/20/37ž,‡	1,687,000	1,692,083
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	1,845,000	1,856,799
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,170,457	2,057,295
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	796,368	743,409
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,157,724	10,121,633
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.7032%, 10/25/57ž,‡	2,542,112	2,586,804
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.9948%, 10/26/37ž,‡	2,055,000	2,061,696
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.0275%, 7/17/37ž,‡	2,481,000	2,488,238
CIFC Funding Ltd 2016-1A BRR, CME Term SOFR 3 Month + 1.9616%, 7.2436%, 10/21/31ž,‡	1,278,000	1,281,067
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.4879%, 1/23/35ž,‡	1,432,000	1,438,856
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	386,536	384,841
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42ž,‡	4,914,000	4,331,062
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.2381%, 6/17/41ž,‡	2,536,542	2,527,530
Connecticut Avenue Securities Trust 2021-R02 2M1, US 30 Day Average SOFR + 0.9000%, 5.4688%, 11/25/41ž,‡	368,265	368,036
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 11/25/41ž,‡	4,397,000	4,427,323
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.2188%, 12/25/41ž,‡	951,000	957,529
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.7188%, 12/25/41ž,‡	1,759,000	1,812,212
Connecticut Avenue Securities Trust 2022-R01 1M2, US 30 Day Average SOFR + 1.9000%, 6.4688%, 12/25/41ž,‡	1,997,000	2,018,816
Connecticut Avenue Securities Trust 2022-R04 1M1, US 30 Day Average SOFR + 2.0000%, 6.5688%, 3/25/42ž,‡	529,497	535,610
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.4688%, 4/25/42ž,‡	1,018,280	1,024,642
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 6.9601%, 12/25/42ž,‡	686,779	703,396
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/27/43ž,‡	782,072	784,718
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.5101%, 9/25/43ž,‡	373,296	375,468
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/26/43ž,‡	688,247	691,699
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.6188%, 1/25/44ž,‡	632,545	633,184
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.7101%, 3/25/44ž,‡	393,090	393,154
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 5/25/44ž,‡	$538,426	$538,425
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 7/25/44ž,‡	368,796	368,663
Connecticut Avenue Securities Trust 2024-R06 1M1, US 30 Day Average SOFR + 1.0500%, 5.6188%, 9/26/44ž,‡	1,038,442	1,038,377
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	370,569	370,801
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	545,882	552,989
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,690,000	1,261,871
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	563,495	568,824
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	1,121,000	1,122,491
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	318,648	311,620
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	712,782	710,848
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	683,969
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	798,673
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,349,812
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,778,130	4,621,658
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	281,300	253,625
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,501,377
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	1,975,152
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33ž	319,364	311,881
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.6615%, 10/15/43ž,‡	3,929,000	3,730,364
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	1,156,993	1,165,332
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27ž	2,153,952	2,158,881
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	335,453	332,027
Exeter Automobile Receivables Trust 2024-1A A2, 5.5300%, 10/15/26	341,304	341,527
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.3615%, 7/15/38ž,‡	2,983,238	2,996,838
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	771,736	778,643
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	618,051	624,223
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	439,558	438,394
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	867,553	849,453
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	961,616	974,005
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27ž	105,920	105,736
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	871,451	857,191
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/25/41ž,‡	1,199,000	1,203,284
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.6688%, 9/25/41ž,‡	361,621	364,103
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.6688%, 3/25/42ž,‡	393,410	396,138
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.8688%, 8/25/42ž,‡	549,009	560,559
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 4/27/43ž,‡	1,222,051	1,240,475
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 6/25/43ž,‡	1,100,876	1,104,899
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.4188%, 11/25/43ž,‡	671,654	675,625
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.9340%, 5/25/44ž,‡	875,965	900,840
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 10/25/44ž,‡	461,603	461,438
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 3/25/44ž,‡	2,357,000	2,378,577
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 5.9340%, 8/25/44ž,‡	1,514,168	1,565,468
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	2,180,719	1,850,248
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.6145%, 3/1/28ž,‡	$558,000	$559,550
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 5/15/41ž,‡	2,209,000	2,217,849
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	921,591	890,432
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	798,007
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,792,000	1,806,711
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	400,728
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	263,105	260,574
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	698,199	699,244
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9882%, 6/15/39ž,‡	1,424,004	1,428,321
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	701,552	697,320
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,514,653	1,536,951
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	1,655,707	1,673,356
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	930,000	930,069
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	427,000	420,451
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	2,465,000	2,467,925
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	842,933
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,471,685
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	592,560
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,729,143	1,733,276
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.2115%, 3/15/38ž,‡	2,867,973	2,832,656
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.6115%, 3/15/38ž,‡	1,598,165	1,575,907
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6923%, 5/15/39ž,‡	2,823,000	2,759,990
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1910%, 5/15/39ž,‡	1,059,000	1,011,123
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	712,822	714,815
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.2473%, 10/16/37ž,‡	823,000	823,502
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	2,050,000	2,063,014
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,024,758	1,029,458
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	1,573,108	1,472,604
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	842,328	694,669
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	646,441	626,641
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	2,674,000	2,677,706
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.3124%, 4/15/38ž,‡	969,880	968,532
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.8624%, 4/15/38ž,‡	1,437,654	1,433,922
Mission Lane Credit Card Master Trust 2023-A A, 7.2300%, 7/17/28ž	2,136,000	2,142,809
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.1391%, 3/15/39ž,‡	855,000	849,459
Neuberger Berman CLO Ltd 2019-33A BR, CME Term SOFR 3 Month + 1.8616%, 6.5089%, 10/17/33ž,‡	3,800,000	3,809,619
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,176,925	1,163,084
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,038,696
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	636,831
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.0384%, 3/15/41ž,‡	2,673,000	2,675,761
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	211,579	207,790
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	370,878	355,433
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž	958,273	960,172
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 6.4232%, 10/19/37ž,‡	$1,175,000	$1,176,210
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	1,017,785	981,533
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35ž	1,140,646	1,142,524
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	335,000	328,465
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,784,000	1,810,018
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	1,701,713	1,586,223
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	1,636,828	1,526,311
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,279,532	1,091,650
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 6.8037%, 7/20/37ž,‡	634,793	638,901
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.7727%, 10/17/36ž,‡	1,777,880	1,781,958
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.2159%, 7/15/37ž,‡	300,000	300,424
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	545,849	458,545
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,444,673	1,170,122
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	385,069	386,486
PRP Advisors LLC 2021-9 A1, 5.3630%, 10/25/26ž,Ç	1,289,105	1,310,900
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	2,037,571	2,031,950
PRP Advisors LLC 2024-2 A1, 7.0260%, 3/25/29ž,Ç	1,073,338	1,083,051
PRP Advisors LLC 2024-3 A1, 6.9940%, 5/25/29ž,Ç	2,148,461	2,153,299
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	618,964	595,121
Rad CLO Ltd 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.1759%, 1/25/33ž,‡	2,327,710	2,332,578
Rain City Mortgage Trust 2024-RTL1 A1, 6.5300%, 11/25/29ž,‡	725,000	724,280
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31ž	408,408	411,582
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.0475%, 7/17/37ž,‡	2,519,969	2,527,983
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	344,560	354,838
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	1,086,044	1,110,666
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	661,816	658,281
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	761,362	761,722
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,106,427	2,115,777
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,173,996
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,303,500	1,311,731
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	7,431	7,431
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31ž	1,023	1,023
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	277,680	277,638
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,627,521	1,644,487
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	2,210,000	2,227,868
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	624,634	621,963
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.9394%, 11/15/34ž,‡	1,874,000	1,876,106
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	432,987	419,452
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	1,771,000	1,781,903
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3980%, 1/15/39ž,‡	2,805,000	2,797,567
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	1,072,959	991,039
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.2424%, 11/15/38ž,‡	3,096,408	3,093,790
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	337,122
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	1,821,000	1,827,302
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	1,278,485	1,371,131
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	1,415,623	1,427,818
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	701,408	702,329
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29ž	521,176	525,240
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
THL Credit Wind River CLO Ltd 2014-1A ARR, CME Term SOFR 3 Month + 1.3116%, 5.9440%, 7/18/31ž,‡	$1,738,370	$1,737,569
Tricolor Auto Securitization Trust 2024-1A A, 6.6100%, 10/15/27ž	470,114	474,122
Tricolor Auto Securitization Trust 2024-2A A, 6.3600%, 12/15/27ž	746,747	751,701
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 5.3625%, 3/15/38ž,‡	1,292,764	1,291,821
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	758,943	792,897
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.5797%, 12/10/33ž,‡	1,530,716	1,514,102
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	1,019,427	1,032,920
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	1,403,034	1,374,216
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	2,652,000	2,590,241
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.4125%, 7/15/39ž,‡	1,260,000	1,198,778
Verus Securitization Trust 2020-1, 3.6420%, 1/25/60ž,Ç	1,642,639	1,592,422
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	708,713	709,582
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3878%, 8/15/41ž,‡	2,579,934	2,574,556
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	501,563	445,359
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	240,276	235,188
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	667,782	669,255
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27ž	1,388,896	1,396,125
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	1,092,264	1,015,533
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	537,508	540,885
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	794,739	800,685
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	920,122	919,188
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,497,694	2,510,983
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	971,285	984,180
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,522,112	1,528,511
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,205,395	1,206,957
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,870,520	1,847,529
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	1,094,536	1,089,845
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	919,000	918,989
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $308,328,936)		306,620,682
Bank Loans and Mezzanine Loans – 3.3%
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 8/4/31‡	3,361,235	3,379,499
Consumer Cyclical – 0.6%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/10/31ƒ,‡	1,072,657	1,074,266
Life Time Inc, CME Term SOFR 1 Month + 2.5000%, 7.0254%, 11/5/31‡	3,484,000	3,493,581
		4,567,847
Consumer Non-Cyclical – 0.4%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 7/26/31‡	1,256,850	1,264,705
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 10/23/28‡	1,758,593	1,763,323
		3,028,028
Diversified Financial Services – 0.5%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.2727%, 10/16/31ƒ,‡	1,261,370	1,273,268
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.3288%, 9/30/31‡	2,145,309	2,148,527
		3,421,795
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 9/30/31‡	1,055,355	1,064,084
Industrial – 0.5%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/29/31‡	1,301,000	1,295,575
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 6.3570%, 1/3/29‡	2,332,041	2,439,624
		3,735,199
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Technology – 0%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 6.3570%, 5/9/31‡	$10,323	$18,497
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0788%, 4/10/31‡	4,775,000	4,772,846
Total Bank Loans and Mezzanine Loans (cost $23,800,687)		23,987,795
Corporate Bonds – 26.5%
Banking – 6.7%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,312,285
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,951,676
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750%ž,‡,μ	5,148,000	5,175,248
Danske Bank A/S, US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26ž,‡	6,589,000	6,590,377
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,296,592
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,303,086
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,494,990
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,745,414
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,562,769
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,923,399
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,199,299
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	2,484,000	2,524,867
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,132,912
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	2,994,533
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,022,297
		48,229,744
Basic Industry – 0.2%
Novelis Corp, 3.2500%, 11/15/26ž	1,106,000	1,053,471
Brokerage – 1.1%
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,941,853
LPL Holdings Inc, 6.7500%, 11/17/28	2,701,000	2,836,798
		7,778,651
Capital Goods – 2.3%
Berry Global Inc, 5.8000%, 6/15/31ž	5,049,000	5,139,121
Boeing Co/The, 2.1960%, 2/4/26	3,735,000	3,622,169
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,907,039
TransDigm Inc, 6.3750%, 3/1/29ž	2,419,000	2,424,374
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,457,000	3,503,204
		16,595,907
Consumer Cyclical – 1.2%
CBRE Services Inc, 5.5000%, 4/1/29	4,875,000	4,962,778
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,532,251
		8,495,029
Consumer Non-Cyclical – 3.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,963,500
CVS Health Corp, 4.3000%, 3/25/28	3,663,000	3,549,106
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,073,404
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,308,242
HCA Inc, 5.8750%, 2/15/26	684,000	687,440
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	2,346,000	2,487,246
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,972,936
Mattel Inc, 3.7500%, 4/1/29ž	3,395,000	3,196,354
Smith & Nephew PLC, 5.1500%, 3/20/27	692,000	696,968
Solventum Corp, 5.4500%, 2/25/27ž	1,387,000	1,400,106
Solventum Corp, 5.4000%, 3/1/29ž	2,684,000	2,690,746
		24,026,048
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – 0.7%
Liberty Utilities Co, 5.5770%, 1/31/29ž	$3,046,000	$3,069,721
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,135,891
		5,205,612
Energy – 2.3%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,594,179
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,135,396
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,446,000	1,543,190
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,218,722
Occidental Petroleum Corp, 5.2000%, 8/1/29	1,841,000	1,826,554
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	959,324
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,670,207
Targa Resources Partners LP / Targa Resources Partners Finance Corp, 6.5000%, 7/15/27	1,643,000	1,654,827
		16,602,399
Finance Companies – 2.2%
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26ž	2,351,000	2,322,692
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	3,354,000	3,243,884
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27ž	2,999,000	3,013,956
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,873,000	1,837,244
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	912,000	938,387
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,631,639
		15,987,802
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	1,020,000	1,021,525
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,007,000	1,000,940
		2,022,465
Government Sponsored – 0.2%
Electricite de France SA, 5.7000%, 5/23/28ž	1,520,000	1,543,638
Insurance – 2.8%
Aon North America Inc, 5.1500%, 3/1/29	3,327,000	3,336,887
Arthur J Gallagher & Co, 4.8500%, 12/15/29	942,000	937,678
Centene Corp, 4.2500%, 12/15/27	13,752,000	13,321,615
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,615,610
		20,211,790
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28ž	4,241,000	4,258,768
Technology – 2.6%
Broadcom Inc, 5.0500%, 7/12/27	3,725,000	3,759,500
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,041,000	2,050,555
Intel Corp, 3.7500%, 3/25/27	4,685,000	4,570,461
Marvell Technology Inc, 5.7500%, 2/15/29#	4,791,000	4,911,003
MSCI Inc, 4.0000%, 11/15/29ž	3,430,000	3,233,909
		18,525,428
Total Corporate Bonds (cost $190,175,830)		190,536,752
Mortgage-Backed Securities – 5.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	1,076,043	912,968
3.5000%, TBA, 30 Year Maturity	1,884,226	1,665,946
4.5000%, TBA, 30 Year Maturity	1,885,000	1,771,881
5.0000%, TBA, 30 Year Maturity	3,643,164	3,514,302
6.0000%, TBA, 30 Year Maturity	793,545	797,291
		8,662,388
Fannie Mae Pool:
MA3521, 4.0000%, 11/1/48	499,731	463,435
BN3899, 4.0000%, 12/1/48	75,178	69,718
CA3683, 4.5000%, 6/1/49	25,373	24,189
CA4035, 4.5000%, 8/1/49	39,291	37,459
MA3908, 4.5000%, 1/1/50	55,397	52,824
FS5362, 4.5000%, 12/1/50	696,194	663,861
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS2546, 4.0000%, 3/1/51	$38,226	$35,450
BV4144, 3.0000%, 3/1/52	865,596	744,538
BV5379, 3.0000%, 4/1/52	748,868	645,495
BV5380, 3.0000%, 4/1/52	648,242	557,509
BV5394, 3.5000%, 4/1/52	641,010	575,322
BV5393, 3.5000%, 4/1/52	339,990	305,476
BV8485, 3.5000%, 4/1/52	203,210	182,385
BV4203, 3.5000%, 4/1/52	117,984	106,015
BV8484, 3.5000%, 4/1/52	108,261	97,270
BV7632, 4.5000%, 4/1/52	130,001	122,528
BV6879, 4.5000%, 4/1/52	110,036	103,711
BV7132, 4.5000%, 4/1/52	63,075	59,439
BW0081, 4.5000%, 4/1/52	57,307	54,004
BW0072, 4.5000%, 4/1/52	50,063	47,177
BV7131, 4.5000%, 4/1/52	32,241	30,384
BW0343, 4.5000%, 5/1/52	174,651	164,584
FS9074, 3.0000%, 6/1/52	5,903,192	5,051,915
FS5668, 3.0000%, 6/1/52	1,487,918	1,273,351
FS2420, 3.5000%, 7/1/52	2,486,211	2,226,552
BW7369, 5.0000%, 10/1/52	546,477	532,243
BW1288, 5.0000%, 10/1/52	243,720	237,214
CB6686, 4.5000%, 7/1/53	579,397	551,072
FS9027, 5.5000%, 7/1/53	1,225,406	1,222,028
CB6689, 5.5000%, 7/1/53	871,206	860,501
CB6851, 4.5000%, 8/1/53	363,137	345,384
CB7430, 5.5000%, 11/1/53	384,023	385,842
FS8037, 6.0000%, 1/1/54	49,018	50,377
CB8134, 5.5000%, 3/1/54	701,814	704,678
FS7607, 6.0000%, 3/1/54	42,472	43,514
FS7643, 6.0000%, 4/1/54	149,144	152,478
CB8543, 6.0000%, 5/1/54	1,178,504	1,199,072
FS9246, 5.5000%, 10/1/54	8,527	8,496
FS9408, 5.5000%, 10/1/54	8,376	8,305
CB9612, 5.5000%, 12/1/54	130,829	129,956
BF0598, 2.5000%, 3/1/62	2,183,498	1,758,366
		21,884,117
Freddie Mac Pool:
ZT1320, 4.0000%, 11/1/48	44,803	41,549
ZA7158, 4.5000%, 6/1/49	34,595	32,871
RA1087, 4.5000%, 7/1/49	267,295	253,975
RA1088, 4.5000%, 7/1/49	44,177	42,117
RA1188, 4.5000%, 8/1/49	242,090	230,025
RA1999, 4.5000%, 1/1/50	165,343	157,103
SD8040, 4.5000%, 1/1/50	43,547	41,524
SD1551, 4.0000%, 3/1/50	528,619	490,225
SD1143, 4.5000%, 9/1/50	1,531,955	1,461,924
QC5848, 2.5000%, 8/1/51	1,074,785	884,063
QD9513, 2.5000%, 2/1/52	91,295	75,021
QE0318, 4.5000%, 3/1/52	27,057	25,502
QD9191, 3.5000%, 4/1/52	72,975	65,573
QE1073, 3.5000%, 4/1/52	71,134	63,913
SD7023, 3.0000%, 6/1/52	2,009,403	1,719,159
SD1840, 3.0000%, 6/1/52	1,435,693	1,228,863
SD1352, 3.5000%, 7/1/52	970,015	868,707
QF2386, 5.0000%, 10/1/52	1,082,889	1,053,321
QF2145, 5.0000%, 10/1/52	33,637	32,718
SD4294, 5.5000%, 9/1/53	272,700	273,873
SD4009, 6.0000%, 9/1/53	83,786	85,841
SD5067, 5.5000%, 3/1/54	7,925	7,909
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QI2699, 5.5000%, 4/1/54	$189,036	$189,946
RJ1341, 6.0000%, 4/1/54	869,327	884,498
RJ2663, 5.0000%, 10/1/54	638,057	617,464
		10,827,684
Total Mortgage-Backed Securities (cost $42,838,005)		41,374,189
United States Treasury Notes/Bonds – 17.5%
4.3750%, 7/31/26	3,911,000	3,917,453
3.7500%, 8/31/26	25,756,000	25,552,149
4.2500%, 12/31/26	14,269,000	14,270,172
4.0000%, 12/15/27	12,515,000	12,418,753
4.1250%, 11/30/29	70,075,400	69,279,259
Total United States Treasury Notes/Bonds (cost $125,908,530)		125,437,786
Investment Companies – 6.7%
Money Markets – 6.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $47,906,465)	47,896,886	47,906,465
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	848,876	848,876
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$212,219	212,219
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,061,095)		1,061,095
Total Investments (total cost $740,019,548) – 102.6%		736,924,764
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(18,861,519)
Net Assets – 100%		$718,063,245

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$707,882,254	96.1%
Ireland	7,403,820	1.0
France	6,718,886	0.9
Denmark	6,590,377	0.9
Netherlands	2,494,990	0.3
Luxembourg	2,148,527	0.3
Canada	2,050,555	0.3
United Kingdom	1,635,355	0.2
Total	$736,924,764	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 6.7%
Money Markets - 6.7%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$20,954,642	$171,949,966	$(144,997,800)	$(342)	$(1)	$47,906,465	47,896,886	$801,291
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	$2,897,014	$78,517,936	$(80,566,074)	$-	$-	$848,876	848,876	$24,941 ∆
Total Affiliated Investments - 6.8%
	$23,851,656	$250,467,902	$(225,563,874)	$(342)	$(1)	$48,755,341	48,745,762	$826,232

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,648	4/3/25	$338,844,252	$73,031
Ultra 10-Year Treasury Note	13	3/31/25	1,447,063	(35,242)
Ultra Long Term US Treasury Bond	13	3/31/25	1,545,781	(90,224)
Total - Futures Long				(52,435)
Futures Short:
10 Year US Treasury Note	148	3/31/25	(16,095,000)	175,000
5 Year US Treasury Note	784	4/3/25	(83,342,875)	698,250
US Treasury Long Bond	166	3/31/25	(18,898,063)	750,407
Total - Futures Short				1,623,657
Total				$1,571,222
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$1,696,688
Liability Derivatives:
*Futures contracts	$125,466

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(858,855)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$2,505,279
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Futures contracts:
Average notional amount of contracts - long	$341,032,295
Average notional amount of contracts - short	132,704,788

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,018,897	$—	$(1,018,897)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $378,647,153, which represents 52.7% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$334,948	$328,465	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
Janus Investment Fund | 13

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$306,620,682	$-
Bank Loans and Mezzanine Loans	-	23,987,795	-
Corporate Bonds	-	190,536,752	-
Mortgage-Backed Securities	-	41,374,189	-
United States Treasury Notes/Bonds	-	125,437,786	-
Investment Companies	-	47,906,465	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,061,095	-
Total Investments in Securities	$-	$736,924,764	$-
Other Financial Instruments(a):
Futures Contracts	1,696,688	-	-
Total Assets	$1,696,688	$736,924,764	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$125,466	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

14 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $691,264,207)(1)	$688,169,423
Affiliated investments, at value (cost $48,755,341)	48,755,341
Cash	39,080
Deposits with brokers for futures	2,259,000
Variation margin receivable on futures contracts	147,315
Trustees' deferred compensation	19,819
Receivables:
Interest	4,678,072
TBA investments sold	1,249,211
Investments sold	703,056
Fund shares sold	438,104
Dividends from affiliates	124,474
Other assets	19,268
Total Assets	746,602,163
Liabilities:
Collateral for securities loaned (Note 3)	1,061,095
Variation margin payable on futures contracts	32,436
Payables:
Investments purchased	15,961,468
TBA investments purchased	10,089,203
Fund shares repurchased	705,778
Advisory fees	152,267
Transfer agent fees and expenses	137,833
Dividends	109,731
Professional fees	40,287
Trustees' deferred compensation fees	19,819
12b-1 Distribution and shareholder servicing fees	15,007
Affiliated fund administration fees payable	1,560
Custodian fees	1,361
Trustees' fees and expenses	1,156
Accrued expenses and other payables	209,917
Total Liabilities	28,538,918
Commitments and contingent liabilities (Note 4)
Net Assets	$718,063,245
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$808,053,164
Total distributable earnings (loss)	(89,989,919)
Total Net Assets	$718,063,245
Net Assets - Class A Shares	$33,778,109
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,749,423
Net Asset Value Per Share(2)	$2.87
Maximum Offering Price Per Share(3)	$2.94
Net Assets - Class C Shares	$9,303,313
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,242,305
Net Asset Value Per Share(2)	$2.87
Net Assets - Class D Shares	$145,206,790
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	50,476,054
Net Asset Value Per Share	$2.88
Net Assets - Class I Shares	$332,061,903
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	115,573,479
Net Asset Value Per Share	$2.87
Net Assets - Class N Shares	$11,296,496
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,952,929
Net Asset Value Per Share	$2.86
Net Assets - Class S Shares	$330,614
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	115,169
Net Asset Value Per Share	$2.87
Net Assets - Class T Shares	$186,086,020
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,666,838
Net Asset Value Per Share	$2.88

(1)	Includes $1,018,897 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/97.50 of net asset value.
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Interest	$19,389,710
Dividends from affiliates	801,291
Affiliated securities lending income, net	24,941
Unaffiliated securities lending income, net	6,383
Other income	58,868
Total Investment Income	20,281,193
Expenses:
Advisory fees	1,588,263
12b-1 Distribution and shareholder servicing fees:
Class A Shares	40,868
Class C Shares	43,653
Class S Shares	422
Transfer agent administrative fees and expenses:
Class D Shares	80,235
Class S Shares	422
Class T Shares	244,008
Transfer agent networking and omnibus fees:
Class A Shares	10,483
Class C Shares	3,026
Class I Shares	236,056
Other transfer agent fees and expenses:
Class A Shares	922
Class C Shares	215
Class D Shares	13,026
Class I Shares	5,934
Class N Shares	277
Class S Shares	10
Class T Shares	1,431
Registration fees	90,031
Shareholder reports expense	47,368
Professional fees	35,788
Affiliated fund administration fees	13,989
Custodian fees	9,892
Trustees' fees and expenses	6,608
Other expenses	128,636
Total Expenses	2,601,563
Less: Excess Expense Reimbursement and Waivers	(656,904)
Net Expenses	1,944,659
Net Investment Income/(Loss)	18,336,534
Net Realized Gain/(Loss) on Investments:
Investments	1,474,910
Investments in affiliates	(342)
Futures contracts	(858,855)
Total Net Realized Gain/(Loss) on Investments	615,713
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	2,810,198
Investments in affiliates	(1)
Futures contracts	2,505,279
Total Change in Unrealized Net Appreciation/Depreciation	5,315,476
Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,267,723
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Short Duration Flexible Bond Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$18,336,534	$35,571,028
Net realized gain/(loss) on investments	615,713	(10,710,192)
Change in unrealized net appreciation/depreciation	5,315,476	22,568,339
Net Increase/(Decrease) in Net Assets Resulting from Operations	24,267,723	47,429,175
Dividends and Distributions to Shareholders:
Class A Shares	(853,336)	(1,771,013)
Class C Shares	(191,062)	(428,590)
Class D Shares	(3,780,910)	(6,786,523)
Class I Shares	(8,517,964)	(16,157,720)
Class N Shares	(306,195)	(958,095)
Class S Shares	(8,107)	(15,232)
Class T Shares	(4,936,371)	(9,794,173)
Net Decrease from Dividends and Distributions to Shareholders	(18,593,945)	(35,911,346)
Capital Share Transactions:
Class A Shares	(587,147)	(12,362,022)
Class C Shares	95,280	(3,927,021)
Class D Shares	2,701,684	(7,217,891)
Class I Shares	12,221,685	(56,133,972)
Class N Shares	(441,850)	(14,523,254)
Class S Shares	(582)	(57,677)
Class T Shares	(10,577,122)	(39,491,011)
Net Increase/(Decrease) from Capital Share Transactions	3,411,948	(133,712,848)
Net Increase/(Decrease) in Net Assets	9,085,726	(122,195,019)
Net Assets:
Beginning of period	708,977,519	831,172,538
End of period	$718,063,245	$708,977,519
See Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.06	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.13	0.08	0.03	0.05	0.06
Net realized and unrealized gain/(loss)	0.02	0.04	(0.04)	(0.22)	0.02	0.05
Total from Investment Operations	0.09	0.17	0.04	(0.19)	0.07	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Total Dividends and Distributions	(0.07)	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Net Asset Value, End of Period	$2.87	$2.85	$2.81	$2.85	$3.08	$3.06
Total Return*	3.28%	6.16%	1.39%	(6.28)%	2.30%	3.57%
Net Assets, End of Period (in thousands)	$33,778	$34,090	$45,842	$66,254	$77,673	$65,066
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.81%	0.83%	0.78%	0.78%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.70%	0.71%	0.74%	0.74%
Ratio of Net Investment Income/(Loss)	4.95%	4.49%	2.68%	1.06%	1.51%	2.10%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.85	$2.80	$2.84	$3.08	$3.05	$3.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.11	0.06	0.01	0.03	0.04
Net realized and unrealized gain/(loss)	0.02	0.05	(0.04)	(0.23)	0.03	0.04
Total from Investment Operations	0.08	0.16	0.02	(0.22)	0.06	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	(0.06)	(0.02)	(0.03)	(0.04)
Total Dividends and Distributions	(0.06)	(0.11)	(0.06)	(0.02)	(0.03)	(0.04)
Net Asset Value, End of Period	$2.87	$2.85	$2.80	$2.84	$3.08	$3.05
Total Return*	2.90%	5.79%	0.75%	(7.27)%	2.04%	2.84%
Net Assets, End of Period (in thousands)	$9,303	$9,135	$12,886	$16,947	$23,656	$27,296
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.55%	1.48%	1.51%	1.37%	1.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.43%	1.41%	1.33%	1.42%	1.32%	1.47%
Ratio of Net Investment Income/(Loss)	4.22%	3.79%	2.08%	0.34%	0.93%	1.37%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
20 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.06	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.13	0.08	0.04	0.05	0.07
Net realized and unrealized gain/(loss)	0.04	0.04	(0.04)	(0.23)	0.03	0.04
Total from Investment Operations	0.11	0.17	0.04	(0.19)	0.08	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.13)	(0.08)	(0.04)	(0.06)	(0.07)
Total Dividends and Distributions	(0.08)	(0.13)	(0.08)	(0.04)	(0.06)	(0.07)
Net Asset Value, End of Period	$2.88	$2.85	$2.81	$2.85	$3.08	$3.06
Total Return*	3.73%	6.35%	1.56%	(6.12)%	2.47%	3.74%
Net Assets, End of Period (in thousands)	$145,207	$141,411	$146,435	$172,562	$207,596	$191,666
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.66%	0.67%	0.63%	0.63%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.52%	0.53%	0.54%	0.57%	0.58%
Ratio of Net Investment Income/(Loss)	5.13%	4.71%	2.88%	1.23%	1.68%	2.25%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.05	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.13	0.08	0.04	0.05	0.07
Net realized and unrealized gain/(loss)	0.02	0.05	(0.03)	(0.23)	0.04	0.03
Total from Investment Operations	0.10	0.18	0.05	(0.19)	0.09	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.14)	(0.09)	(0.04)	(0.06)	(0.07)
Total Dividends and Distributions	(0.08)	(0.14)	(0.09)	(0.04)	(0.06)	(0.07)
Net Asset Value, End of Period	$2.87	$2.85	$2.81	$2.85	$3.08	$3.05
Total Return*	3.40%	6.42%	1.63%	(6.08)%	2.82%	3.42%
Net Assets, End of Period (in thousands)	$332,062	$317,302	$368,402	$442,881	$421,533	$380,901
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.65%	0.66%	0.61%	0.60%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.46%	0.45%	0.46%	0.49%	0.56%	0.56%
Ratio of Net Investment Income/(Loss)	5.19%	4.76%	2.94%	1.28%	1.69%	2.27%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
22 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.83	$2.79	$2.84	$3.07	$3.05	$3.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.14	0.08	0.04	0.06	0.07
Net realized and unrealized gain/(loss)	0.03	0.04	(0.04)	(0.22)	0.02	0.05
Total from Investment Operations	0.11	0.18	0.04	(0.18)	0.08	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.14)	(0.09)	(0.05)	(0.06)	(0.08)
Total Dividends and Distributions	(0.08)	(0.14)	(0.09)	(0.05)	(0.06)	(0.08)
Net Asset Value, End of Period	$2.86	$2.83	$2.79	$2.84	$3.07	$3.05
Total Return*	3.80%	6.49%	1.33%	(6.03)%	2.61%	3.89%
Net Assets, End of Period (in thousands)	$11,296	$11,647	$25,912	$45,088	$15,816	$17,144
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.52%	0.53%	0.50%	0.50%	0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.40%	0.39%	0.40%	0.41%	0.44%	0.44%
Ratio of Net Investment Income/(Loss)	5.25%	4.78%	2.83%	1.39%	1.80%	2.34%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.85	$2.80	$2.85	$3.07	$3.05	$3.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.12	0.07	0.03	0.04	0.06
Net realized and unrealized gain/(loss)	0.02	0.05	(0.05)	(0.22)	0.02	0.04
Total from Investment Operations	0.09	0.17	0.02	(0.19)	0.06	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.12)	(0.07)	(0.03)	(0.04)	(0.06)
Total Dividends and Distributions	(0.07)	(0.12)	(0.07)	(0.03)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.87	$2.85	$2.80	$2.85	$3.07	$3.05
Total Return*	3.18%	6.35%	0.84%	(6.16)%	2.12%	3.39%
Net Assets, End of Period (in thousands)	$331	$329	$381	$371	$660	$791
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.94%	1.86%	1.82%	1.46%	1.43%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.88%	0.88%	0.90%	0.92%	0.93%
Ratio of Net Investment Income/(Loss)	4.76%	4.33%	2.55%	0.87%	1.32%	1.88%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.06	$3.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.13	0.08	0.03	0.05	0.06
Net realized and unrealized gain/(loss)	0.03	0.04	(0.04)	(0.22)	0.02	0.05
Total from Investment Operations	0.10	0.17	0.04	(0.19)	0.07	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Total Dividends and Distributions	(0.07)	(0.13)	(0.08)	(0.04)	(0.05)	(0.07)
Net Asset Value, End of Period	$2.88	$2.85	$2.81	$2.85	$3.08	$3.06
Total Return*	3.67%	6.23%	1.45%	(6.23)%	2.36%	3.63%
Net Assets, End of Period (in thousands)	$186,086	$195,063	$231,314	$294,579	$403,560	$427,052
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.75%	0.77%	0.73%	0.73%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.63%	0.64%	0.65%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	5.01%	4.58%	2.75%	1.10%	1.56%	2.14%
Portfolio Turnover Rate	74% (2)	105% (2)	118% (2)	94% (2)	112% (2)	121%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Short Duration Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
26 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 27

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
28 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3.
Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves,
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,018,897. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $1,061,095, resulting in the net amount due to the counterparty of $42,198.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.39%. In addition, the Adviser shall reimburse or waive administrative services fees, networking/omnibus fees and out-of-pocket transfer agency costs payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class' average daily net assets. The Adviser has agreed to continue the waivers for at least one-year commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $1,447.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(48,002,157)	$(40,241,684)	$(88,243,841)
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$741,837,033	$2,284,844	$(7,197,113)	$(4,912,269)
Information on the tax components of derivatives as of December 31, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$1,696,688	$(125,466)	$1,571,222
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	929,581	$2,679,981	1,188,733	$3,370,622
Reinvested dividends and distributions	222,463	641,744	489,180	1,386,539
Shares repurchased	(1,357,192)	(3,908,872)	(6,045,129)	(17,119,183)
Net Increase/(Decrease)	(205,148)	$(587,147)	(4,367,216)	$(12,362,022)
Class C Shares:
Shares sold	977,456	$2,811,962	928,524	$2,630,591
Reinvested dividends and distributions	65,579	188,870	146,009	413,295
Shares repurchased	(1,009,670)	(2,905,552)	(2,462,539)	(6,970,907)
Net Increase/(Decrease)	33,365	$95,280	(1,388,006)	$(3,927,021)
Class D Shares:
Shares sold	4,192,007	$12,103,505	5,289,637	$14,988,881
Reinvested dividends and distributions	1,257,249	3,630,989	2,310,892	6,561,296
Shares repurchased	(4,521,935)	(13,032,810)	(10,150,454)	(28,768,068)
Net Increase/(Decrease)	927,321	$2,701,684	(2,549,925)	$(7,217,891)
Class I Shares:
Shares sold	18,167,605	$52,354,676	22,602,745	$63,977,378
Reinvested dividends and distributions	2,854,652	8,234,837	5,522,585	15,649,072
Shares repurchased	(16,764,550)	(48,367,828)	(48,049,415)	(135,760,422)
Net Increase/(Decrease)	4,257,707	$12,221,685	(19,924,085)	$(56,133,972)
Class N Shares:
Shares sold	537,655	$1,540,972	3,789,294	$10,692,613
Reinvested dividends and distributions	106,628	305,623	339,876	958,026
Shares repurchased	(801,190)	(2,288,445)	(9,302,988)	(26,173,893)
Net Increase/(Decrease)	(156,907)	$(441,850)	(5,173,818)	$(14,523,254)
Class S Shares:
Shares sold	1,296	$3,735	6,972	$19,591
Reinvested dividends and distributions	2,815	8,107	5,377	15,217
Shares repurchased	(4,322)	(12,424)	(32,901)	(92,485)
Net Increase/(Decrease)	(211)	$(582)	(20,552)	$(57,677)
Class T Shares:
Shares sold	1,232,531	$3,556,598	5,572,497	$15,763,874
Reinvested dividends and distributions	1,689,740	4,880,268	3,418,652	9,703,663
Shares repurchased	(6,586,642)	(19,013,988)	(22,935,997)	(64,958,548)
Net Increase/(Decrease)	(3,664,371)	$(10,577,122)	(13,944,848)	$(39,491,011)
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Notes to Financial Statements (unaudited)
7.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$161,053,869	$276,028,071	$342,188,620	$246,716,633
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 43

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 45

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
46 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 47

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
48 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 49

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
50 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 51

Janus Henderson Short Duration Flexible Bond Fund
Notes
52 | December 31, 2024

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93030 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Small Cap Value Fund
Janus Investment Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.1%
Aerospace & Defense – 1.5%
AAR Corp*	354,878	$21,746,924
Automobiles – 0.9%
Winnebago Industries Inc	254,292	12,150,072
Banks – 20.4%
Ameris Bancorp	555,844	34,779,159
Business First Bancshares Inc	574,498	14,764,598
Cadence Bank	168,922	5,819,363
Columbia Banking System Inc	751,870	20,308,009
Eastern Bankshares Inc	1,632,131	28,154,260
FB Financial Corp	498,674	25,686,698
First Busey Corp	798,168	18,812,820
Fulton Financial Corp	1,912,433	36,871,708
Hilltop Holdings Inc	590,669	16,910,853
Nicolet Bankshares Inc	165,607	17,373,830
OFG Bancorp	461,134	19,515,191
Towne Bank/Portsmouth VA	713,718	24,309,235
Wintrust Financial Corp	230,822	28,785,812
		292,091,536
Beverages – 1.5%
Coca-Cola Consolidated Inc	16,974	21,387,070
Building Products – 0.9%
Gibraltar Industries Inc*	211,975	12,485,328
Capital Markets – 4.2%
Lazard Inc	408,074	21,007,650
Piper Jaffray Cos	87,804	26,336,810
WisdomTree Investments Inc	1,244,115	13,063,207
		60,407,667
Chemicals – 2.9%
Ashland Global Holdings Inc	93,336	6,669,791
Innospec Inc	164,923	18,151,425
Quaker Chemical Corp	115,048	16,194,156
		41,015,372
Commercial Services & Supplies – 2.5%
Boyd Group Services Inc	150,397	22,683,547
Healthcare Services Group Inc*	1,177,722	13,679,241
		36,362,788
Construction & Engineering – 0.9%
Comfort Systems USA Inc	31,607	13,403,264
Construction Materials – 1.0%
Eagle Materials Inc	60,493	14,927,253
Electronic Equipment, Instruments & Components – 2.0%
Fabrinet*	66,542	14,631,255
Insight Enterprises Inc*	87,600	13,323,960
		27,955,215
Energy Equipment & Services – 1.4%
Oceaneering International Inc*	504,552	13,158,716
Weatherford International PLC	89,370	6,401,573
		19,560,289
Equity Real Estate Investment Trusts (REITs) – 1.2%
Broadstone Net Lease Inc	1,096,171	17,385,272
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	52,979	20,991,869
Ingles Markets Inc	168,844	10,880,308
		31,872,177
Gas Utilities – 1.4%
Chesapeake Utilities Corp	164,259	19,932,830
Health Care Equipment & Supplies – 4.3%
Enovis Corp*	452,881	19,872,418
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Envista Holdings Corp*	1,198,497	$23,119,007
Globus Medical Inc*	227,052	18,779,471
		61,770,896
Health Care Providers & Services – 1.2%
Owens & Minor Inc*	1,345,414	17,584,561
Household Durables – 3.0%
Helen of Troy Ltd*	277,330	16,592,654
M/I Homes Inc*	99,508	13,229,589
Meritage Homes Corp	84,997	13,074,238
		42,896,481
Industrial Real Estate Investment Trusts (REITs) – 2.1%
STAG Industrial Inc	906,758	30,666,556
Insurance – 6.9%
Axis Capital Holdings Ltd	475,810	42,166,282
Hanover Insurance Group Inc	217,104	33,577,305
Kemper Corp	217,048	14,420,669
ProAssurance Corp*	592,479	9,426,341
		99,590,597
Leisure Products – 1.9%
Brunswick Corp/DE	155,509	10,058,322
Malibu Boats Inc*	289,961	10,899,634
YETI Holdings Inc*	146,358	5,636,247
		26,594,203
Life Sciences Tools & Services – 0.7%
Mesa Laboratories Inc	79,879	10,533,644
Machinery – 1.4%
Helios Technologies Inc	437,429	19,526,831
Marine – 2.1%
Kirby Corp*	286,243	30,284,509
Metals & Mining – 2.8%
Commercial Metals Co	555,729	27,564,158
TimkenSteel Corp*	837,283	11,830,809
		39,394,967
Multi-Utilities – 1.5%
Black Hills Corp	362,766	21,229,066
Oil, Gas & Consumable Fuels – 6.7%
Gulfport Energy Corp*	130,043	23,953,921
Magnolia Oil & Gas Corp	1,077,916	25,201,676
Oasis Petroleum Inc	261,220	30,541,842
PBF Energy Inc	619,861	16,457,310
		96,154,749
Pharmaceuticals – 0.4%
Avadel Pharmaceuticals PLC*	551,722	5,798,598
Real Estate Management & Development – 2.1%
Cushman & Wakefield PLC*	2,298,211	30,060,600
Retail Real Estate Investment Trusts (REITs) – 2.1%
FrontView Inc	625,719	11,344,285
Phillips Edison & Co Inc	505,228	18,925,841
		30,270,126
Semiconductor & Semiconductor Equipment – 2.4%
Rambus Inc*	159,830	8,448,614
Tower Semiconductor Ltd*	343,522	17,694,818
Ultra Clean Holdings Inc*	245,611	8,829,715
		34,973,147
Software – 1.8%
nCino Inc*	410,115	13,771,662
Sapiens International Corp NV	433,787	11,655,856
		25,427,518
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – 2.1%
National Storage Affiliates Trust	450,795	$17,089,638
PotlatchDeltic Corp	321,319	12,611,771
		29,701,409
Specialty Retail – 2.9%
Academy Sports & Outdoors Inc	424,209	24,404,744
Boot Barn Holdings Inc*	91,824	13,940,720
Caleres Inc	158,882	3,679,707
		42,025,171
Textiles, Apparel & Luxury Goods – 1.2%
Steven Madden Ltd	402,735	17,124,292
Trading Companies & Distributors – 3.6%
GATX Corp	124,691	19,322,117
H&E Equipment Services Inc	317,484	15,544,017
MSC Industrial Direct Co Inc	106,768	7,974,502
Rush Enterprises Inc	171,831	9,414,620
		52,255,256
Total Common Stocks (cost $1,099,997,705)		1,406,546,234
Investment Companies – 0.5%
Exchange-Traded Funds (ETFs) – 0.5%
SPDR S&P Biotech# (cost $7,041,162)	84,725	7,630,334
Repurchase Agreements – 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $12,403,031 collateralized by $12,841,868 in U.S. Treasuries 0% - 3.3750%, 2/27/25 - 5/15/44 with a value of $12,651,100	$12,400,000	12,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $10,002,444 collateralized by $9,940,990 in U.S. Treasuries 3.1250% - 6.3750%, 8/15/27 - 8/15/44 with a value of $10,202,495	10,000,000	10,000,000
Total Repurchase Agreements (cost $22,400,000)		22,400,000
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	1,284,500	1,284,500
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$2,156,125	2,156,125
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,440,625)		3,440,625
Total Investments (total cost $1,132,879,492) – 100.4%		1,440,017,193
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(5,408,603)
Net Assets – 100%		$1,434,608,590

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,387,982,972	96.4%
Israel	29,350,674	2.0
Canada	22,683,547	1.6
Total	$1,440,017,193	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	$5,812,571	$53,542,056	$(58,070,127)	$-	$-	$1,284,500	1,284,500	$14,255 ∆

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$12,400,000	$—	$(12,400,000)	$—
JPMorgan Chase Bank, National Association	3,377,250	—	(3,377,250)	—
Royal Bank of Canada, NY Branch	10,000,000	—	(10,000,000)	—
Total	$25,777,250	$—	$(25,777,250)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2024

Janus Henderson Small Cap Value Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,406,546,234	$-	$-
Investment Companies	7,630,334	-	-
Repurchase Agreements	-	22,400,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,440,625	-
Total Assets	$1,414,176,568	$25,840,625	$-
Janus Investment Fund | 5

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Unaffiliated investments, at value (cost $1,109,194,992)(1)	$1,416,332,693
Affiliated investments, at value (cost $1,284,500)	1,284,500
Repurchase agreements, at value (cost $22,400,000)	22,400,000
Cash	31,451
Trustees' deferred compensation	39,809
Receivables:
Dividends	1,801,162
Fund shares sold	645,907
Interest	5,476
Other assets	17,616
Total Assets	1,442,558,614
Liabilities:
Collateral for securities loaned (Note 2)	3,440,625
Payables:
Fund shares repurchased	2,673,871
Advisory fees	1,250,156
Transfer agent fees and expenses	211,426
Professional fees	49,573
12b-1 Distribution and shareholder servicing fees	43,416
Trustees' deferred compensation fees	39,809
Trustees' fees and expenses	6,472
Affiliated fund administration fees payable	3,324
Custodian fees	2,666
Accrued expenses and other payables	228,686
Total Liabilities	7,950,024
Commitments and contingent liabilities (Note 3)
Net Assets	$1,434,608,590
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$722,596,884
Total distributable earnings (loss)	712,011,706
Total Net Assets	$1,434,608,590
Net Assets - Class A Shares	$23,823,099
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,041,031
Net Asset Value Per Share(2)	$22.88
Maximum Offering Price Per Share(3)	$24.28
Net Assets - Class C Shares	$13,376,718
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	645,979
Net Asset Value Per Share(2)	$20.71
Net Assets - Class D Shares	$93,841,769
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,164,620
Net Asset Value Per Share	$22.53
Net Assets - Class I Shares	$388,748,882
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,112,715
Net Asset Value Per Share	$22.72
Net Assets - Class L Shares	$121,947,218
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,181,935
Net Asset Value Per Share	$23.53
Net Assets - Class N Shares	$452,813,617
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,023,348
Net Asset Value Per Share	$22.61
Net Assets - Class R Shares	$42,315,072
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,938,195
Net Asset Value Per Share	$21.83
Net Assets - Class S Shares	$26,447,893
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,181,791
Net Asset Value Per Share	$22.38
Net Assets - Class T Shares	$271,294,322
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,970,496
Net Asset Value Per Share	$22.66

(1)	Includes $3,377,250 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small Cap Value Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends	$13,728,035
Interest	709,693
Affiliated securities lending income, net	14,255
Unaffiliated securities lending income, net	4,179
Other income	1,878
Foreign tax withheld	(71,867)
Total Investment Income	14,386,173
Expenses:
Advisory fees	8,082,386
12b-1 Distribution and shareholder servicing fees:
Class A Shares	33,140
Class C Shares	71,814
Class R Shares	111,893
Class S Shares	34,426
Transfer agent administrative fees and expenses:
Class D Shares	54,987
Class L Shares	99,240
Class R Shares	56,014
Class S Shares	34,537
Class T Shares	371,544
Transfer agent networking and omnibus fees:
Class A Shares	29,938
Class C Shares	5,741
Class I Shares	449,239
Other transfer agent fees and expenses:
Class A Shares	792
Class C Shares	363
Class D Shares	8,171
Class I Shares	9,024
Class L Shares	987
Class N Shares	11,491
Class R Shares	451
Class S Shares	331
Class T Shares	2,399
Registration fees	110,012
Shareholder reports expense	85,593
Affiliated fund administration fees	37,934
Professional fees	36,679
Trustees' fees and expenses	17,887
Custodian fees	9,056
Other expenses	90,236
Total Expenses	9,856,305
Less: Excess Expense Reimbursement and Waivers	(123,799)
Net Expenses	9,732,506
Net Investment Income/(Loss)	4,653,667
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	402,474,007
Total Net Realized Gain/(Loss) on Investments	402,474,007
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(288,753,706)
Total Change in Unrealized Net Appreciation/Depreciation	(288,753,706)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$118,373,968
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Small Cap Value Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$4,653,667	$20,397,347
Net realized gain/(loss) on investments	402,474,007	152,527,639
Change in unrealized net appreciation/depreciation	(288,753,706)	120,121,565
Net Increase/(Decrease) in Net Assets Resulting from Operations	118,373,968	293,046,551
Dividends and Distributions to Shareholders:
Class A Shares	(2,498,677)	(1,224,135)
Class C Shares	(1,469,172)	(787,935)
Class D Shares	(9,786,335)	(4,803,452)
Class I Shares	(40,392,160)	(71,024,965)
Class L Shares	(12,666,291)	(4,416,510)
Class N Shares	(47,991,740)	(26,647,110)
Class R Shares	(4,392,200)	(1,884,573)
Class S Shares	(2,668,006)	(1,397,812)
Class T Shares	(28,212,096)	(15,006,833)
Net Decrease from Dividends and Distributions to Shareholders	(150,076,677)	(127,193,325)
Capital Share Transactions:
Class A Shares	(265,268)	(3,939,084)
Class C Shares	(680,879)	(3,012,765)
Class D Shares	6,434,091	(1,529,299)
Class I Shares	(1,000,761,097)	(122,464,316)
Class L Shares	48,937,214	(1,864,717)
Class N Shares	15,869,260	(88,507,606)
Class R Shares	3,256,298	(2,700,071)
Class S Shares	2,011,565	(2,961,531)
Class T Shares	520,211	(38,978,619)
Net Increase/(Decrease) from Capital Share Transactions	(924,678,605)	(265,958,008)
Net Increase/(Decrease) in Net Assets	(956,381,314)	(100,104,782)
Net Assets:
Beginning of period	2,390,989,904	2,491,094,686
End of period	$1,434,608,590	$2,390,989,904
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.52	$22.89	$21.24	$24.95	$17.59	$21.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.12	0.16	0.04	0.13	0.15
Net realized and unrealized gain/(loss)	0.85	2.65	2.44	(3.32)	7.40	(4.00)
Total from Investment Operations	0.89	2.77	2.60	(3.28)	7.53	(3.85)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.10)	—	(0.17)	(0.17)	(0.13)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.53)	(1.14)	(0.95)	(0.43)	(0.17)	(0.13)
Net Asset Value, End of Period	$22.88	$24.52	$22.89	$21.24	$24.95	$17.59
Total Return*	2.95%	12.57%	12.39%	(13.44)%	42.99%	(17.98)%
Net Assets, End of Period (in thousands)	$23,823	$25,690	$27,930	$29,651	$69,385	$64,025
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%	1.36%	1.11%	1.77%	1.76%	1.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.47%	1.22%	0.91%	1.05%	1.11%	1.39%
Ratio of Net Investment Income/(Loss)	0.30%	0.50%	0.73%	0.18%	0.59%	0.77%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.39	$21.01	$19.71	$23.27	$16.41	$20.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.01)	— (2)	(0.10)	(0.01)	0.06
Net realized and unrealized gain/(loss)	0.80	2.43	2.25	(3.10)	6.91	(3.77)
Total from Investment Operations	0.76	2.42	2.25	(3.20)	6.90	(3.71)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	—	—	(0.10)	(0.04)	—
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.44)	(1.04)	(0.95)	(0.36)	(0.04)	—
Net Asset Value, End of Period	$20.71	$22.39	$21.01	$19.71	$23.27	$16.41
Total Return*	2.67%	11.96%	11.56%	(14.02)%	42.07%	(18.44)%
Net Assets, End of Period (in thousands)	$13,377	$15,075	$17,032	$17,440	$22,889	$20,967
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.07%	1.80%	1.65%	1.69%	1.77%	1.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.07%	1.80%	1.65%	1.69%	1.77%	1.92%
Ratio of Net Investment Income/(Loss)	(0.30)%	(0.06)%	(0.01)%	(0.45)%	(0.06)%	0.30%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.17	$22.61	$21.08	$24.75	$17.44	$21.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.19	0.21	0.12	0.18	0.24
Net realized and unrealized gain/(loss)	0.85	2.62	2.41	(3.32)	7.35	(3.96)
Total from Investment Operations	0.93	2.81	2.62	(3.20)	7.53	(3.72)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.21)	(0.14)	(0.21)	(0.22)	(0.22)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.57)	(1.25)	(1.09)	(0.47)	(0.22)	(0.22)
Net Asset Value, End of Period	$22.53	$24.17	$22.61	$21.08	$24.75	$17.44
Total Return*	3.12%	12.96%	12.63%	(13.24)%	43.43%	(17.65)%
Net Assets, End of Period (in thousands)	$93,842	$94,218	$89,434	$86,052	$107,471	$86,650
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	0.90%	0.72%	0.75%	0.84%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	0.90%	0.72%	0.75%	0.84%	1.01%
Ratio of Net Investment Income/(Loss)	0.62%	0.83%	0.92%	0.49%	0.84%	1.20%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.31	$22.73	$21.18	$24.86	$17.53	$21.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.20	0.21	0.12	0.19	0.24
Net realized and unrealized gain/(loss)	0.87	2.63	2.43	(3.33)	7.37	(3.97)
Total from Investment Operations	0.93	2.83	2.64	(3.21)	7.56	(3.73)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.21)	(0.14)	(0.21)	(0.23)	(0.24)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.52)	(1.25)	(1.09)	(0.47)	(0.23)	(0.24)
Net Asset Value, End of Period	$22.72	$24.31	$22.73	$21.18	$24.86	$17.53
Total Return*	3.13%	12.96%	12.65%	(13.21)%	43.36%	(17.62)%
Net Assets, End of Period (in thousands)	$388,749	$1,343,912	$1,372,677	$1,436,933	$2,121,333	$1,584,586
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	0.90%	0.73%	0.74%	0.81%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	0.89%	0.72%	0.74%	0.81%	1.01%
Ratio of Net Investment Income/(Loss)	0.43%	0.84%	0.92%	0.50%	0.87%	1.19%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small Cap Value Fund
Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.14	$23.49	$21.86	$25.62	$18.05	$22.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.23	0.25	0.16	0.22	0.28
Net realized and unrealized gain/(loss)	0.87	2.72	2.51	(3.43)	7.60	(4.10)
Total from Investment Operations	0.98	2.95	2.76	(3.27)	7.82	(3.82)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.26)	(0.18)	(0.23)	(0.25)	(0.26)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.59)	(1.30)	(1.13)	(0.49)	(0.25)	(0.26)
Net Asset Value, End of Period	$23.53	$25.14	$23.49	$21.86	$25.62	$18.05
Total Return*	3.20%	13.10%	12.80%	(13.07)%	43.60%	(17.53)%
Net Assets, End of Period (in thousands)	$121,947	$85,472	$81,633	$90,492	$120,351	$97,950
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.22%	0.94%	0.77%	0.81%	0.88%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	0.75%	0.58%	0.62%	0.69%	0.87%
Ratio of Net Investment Income/(Loss)	0.81%	0.97%	1.06%	0.63%	1.00%	1.36%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.25	$22.70	$21.16	$24.82	$17.50	$21.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.23	0.24	0.16	0.22	0.26
Net realized and unrealized gain/(loss)	0.85	2.62	2.43	(3.33)	7.36	(3.95)
Total from Investment Operations	0.95	2.85	2.67	(3.17)	7.58	(3.69)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.26)	(0.18)	(0.23)	(0.26)	(0.27)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.59)	(1.30)	(1.13)	(0.49)	(0.26)	(0.27)
Net Asset Value, End of Period	$22.61	$24.25	$22.70	$21.16	$24.82	$17.50
Total Return*	3.19%	13.12%	12.81%	(13.09)%	43.57%	(17.48)%
Net Assets, End of Period (in thousands)	$452,814	$468,911	$525,231	$586,927	$922,073	$676,894
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	0.73%	0.57%	0.60%	0.67%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	0.73%	0.57%	0.60%	0.67%	0.86%
Ratio of Net Investment Income/(Loss)	0.76%	1.00%	1.07%	0.65%	1.01%	1.31%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Small Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.50	$21.94	$20.47	$24.12	$17.03	$20.84
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	0.05	0.07	(0.03)	0.05	0.11
Net realized and unrealized gain/(loss)	0.82	2.55	2.35	(3.22)	7.16	(3.87)
Total from Investment Operations	0.82	2.60	2.42	(3.25)	7.21	(3.76)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	—	—	(0.14)	(0.12)	(0.05)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.49)	(1.04)	(0.95)	(0.40)	(0.12)	(0.05)
Net Asset Value, End of Period	$21.83	$23.50	$21.94	$20.47	$24.12	$17.03
Total Return*	2.80%	12.28%	11.97%	(13.73)%	42.49%	(18.11)%
Net Assets, End of Period (in thousands)	$42,315	$42,209	$42,027	$44,592	$48,908	$33,724
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.77%	1.49%	1.33%	1.36%	1.42%	1.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.77%	1.49%	1.33%	1.36%	1.42%	1.61%
Ratio of Net Investment Income/(Loss)	0.01%	0.24%	0.32%	(0.11)%	0.25%	0.57%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
16 | December 31, 2024

Janus Henderson Small Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.03	$22.45	$20.91	$24.57	$17.32	$21.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.11	0.12	0.03	0.11	0.17
Net realized and unrealized gain/(loss)	0.84	2.61	2.40	(3.28)	7.29	(3.95)
Total from Investment Operations	0.87	2.72	2.52	(3.25)	7.40	(3.78)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.10)	(0.03)	(0.15)	(0.15)	(0.13)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.52)	(1.14)	(0.98)	(0.41)	(0.15)	(0.13)
Net Asset Value, End of Period	$22.38	$24.03	$22.45	$20.91	$24.57	$17.32
Total Return*	2.92%	12.57%	12.22%	(13.49)%	42.91%	(17.96)%
Net Assets, End of Period (in thousands)	$26,448	$26,322	$27,150	$26,996	$42,715	$43,538
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.25%	1.08%	1.11%	1.18%	1.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.53%	1.25%	1.08%	1.11%	1.18%	1.36%
Ratio of Net Investment Income/(Loss)	0.26%	0.49%	0.56%	0.14%	0.55%	0.87%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Small Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.30	$22.70	$21.14	$24.82	$17.49	$21.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.17	0.19	0.10	0.17	0.22
Net realized and unrealized gain/(loss)	0.84	2.64	2.42	(3.33)	7.36	(3.98)
Total from Investment Operations	0.91	2.81	2.61	(3.23)	7.53	(3.76)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.17)	(0.10)	(0.19)	(0.20)	(0.19)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—	—
Total Dividends and Distributions	(2.55)	(1.21)	(1.05)	(0.45)	(0.20)	(0.19)
Net Asset Value, End of Period	$22.66	$24.30	$22.70	$21.14	$24.82	$17.49
Total Return*	3.06%	12.87%	12.51%	(13.29)%	43.30%	(17.74)%
Net Assets, End of Period (in thousands)	$271,294	$289,181	$307,982	$386,007	$574,472	$516,634
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.27%	0.98%	0.82%	0.85%	0.92%	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.26%	0.98%	0.81%	0.85%	0.92%	1.10%
Ratio of Net Investment Income/(Loss)	0.51%	0.75%	0.82%	0.40%	0.78%	1.11%
Portfolio Turnover Rate	17%	36%	44%	44%	53%	59%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or
Janus Investment Fund | 19

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that
20 | December 31, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 21

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
22 | December 31, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial
Janus Investment Fund | 23

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,377,250. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2024 is $3,440,625, resulting in the net amount due to the counterparty of $63,375.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
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Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.72%, and the Fund’s benchmark index used in the calculation is the Russell 2000® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.96%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
Janus Investment Fund | 25

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
26 | December 31, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $1,275.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2024, redeeming shareholders of Class C
Shares paid CDSCs of $45.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
Janus Investment Fund | 27

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2024, the Fund engaged in cross trades amounting to $10,322,736 in purchases.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,132,524,297	$358,164,076	$(50,671,180)	$307,492,896
28 | December 31, 2024

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	105,035	$2,661,070	187,820	$4,428,435
Reinvested dividends and distributions	88,083	2,158,034	42,363	951,059
Shares repurchased	(199,696)	(5,084,372)	(402,818)	(9,318,578)
Net Increase/(Decrease)	(6,578)	$(265,268)	(172,635)	$(3,939,084)
Class C Shares:
Shares sold	8,914	$212,365	17,026	$363,884
Reinvested dividends and distributions	65,841	1,460,347	37,812	778,169
Shares repurchased	(101,963)	(2,353,591)	(192,105)	(4,154,818)
Net Increase/(Decrease)	(27,208)	$(680,879)	(137,267)	$(3,012,765)
Class D Shares:
Shares sold	182,854	$4,736,440	180,335	$4,196,643
Reinvested dividends and distributions	393,614	9,493,974	211,346	4,670,749
Shares repurchased	(309,245)	(7,796,323)	(449,520)	(10,396,691)
Net Increase/(Decrease)	267,223	$6,434,091	(57,839)	$(1,529,299)
Class I Shares:
Shares sold	912,866	$23,149,362	5,749,310	$132,601,905
Reinvested dividends and distributions	1,594,754	38,784,425	3,160,006	70,215,331
Shares repurchased	(40,676,657)	(1,062,694,884)	(14,026,137)	(325,281,552)
Net Increase/(Decrease)	(38,169,037)	$(1,000,761,097)	(5,116,821)	$(122,464,316)
Class L Shares:
Shares sold	1,719,253	$47,756,361	90,949	$2,178,367
Reinvested dividends and distributions	442,290	11,141,295	160,131	3,678,219
Shares repurchased	(378,797)	(9,960,442)	(327,799)	(7,721,303)
Net Increase/(Decrease)	1,782,746	$48,937,214	(76,719)	$(1,864,717)
Class N Shares:
Shares sold	1,285,093	$32,511,589	2,471,642	$57,284,041
Reinvested dividends and distributions	1,663,928	40,283,694	1,011,621	22,407,396
Shares repurchased	(2,259,430)	(56,926,023)	(7,289,174)	(168,199,043)
Net Increase/(Decrease)	689,591	$15,869,260	(3,805,911)	$(88,507,606)
Class R Shares:
Shares sold	76,006	$1,854,654	149,500	$3,322,086
Reinvested dividends and distributions	187,841	4,391,720	87,407	1,884,489
Shares repurchased	(121,596)	(2,990,076)	(356,601)	(7,906,646)
Net Increase/(Decrease)	142,251	$3,256,298	(119,694)	$(2,700,071)
Class S Shares:
Shares sold	91,860	$2,294,185	246,901	$5,503,286
Reinvested dividends and distributions	111,332	2,667,505	63,495	1,397,514
Shares repurchased	(116,892)	(2,950,125)	(424,498)	(9,862,331)
Net Increase/(Decrease)	86,300	$2,011,565	(114,102)	$(2,961,531)
Class T Shares:
Shares sold	324,288	$8,294,601	622,099	$14,579,801
Reinvested dividends and distributions	1,134,391	27,520,336	659,759	14,666,442
Shares repurchased	(1,387,792)	(35,294,726)	(2,949,557)	(68,224,862)
Net Increase/(Decrease)	70,887	$520,211	(1,667,699)	$(38,978,619)
6.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
Janus Investment Fund | 29

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$283,750,659	$425,589,863	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements
30 | December 31, 2024

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 31

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
34 | December 31, 2024

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 35

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | December 31, 2024

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 37

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
38 | December 31, 2024

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 39

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
40 | December 31, 2024

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93034 02-25

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2024
Janus Henderson Small-Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 97.9%
Aerospace & Defense – 1.7%
BWX Technologies Inc	15,167	$1,689,452
Banks – 11.8%
Columbia Banking System Inc	50,339	1,359,656
Eastern Bankshares Inc	125,670	2,167,808
FB Financial Corp	19,595	1,009,338
Fulton Financial Corp	151,018	2,911,627
OFG Bancorp	46,216	1,955,861
Wintrust Financial Corp	18,487	2,305,514
		11,709,804
Building Products – 3.0%
Fortune Brands Home & Security Inc	21,978	1,501,757
Gibraltar Industries Inc*	25,669	1,511,904
		3,013,661
Capital Markets – 4.2%
Lazard Inc	41,797	2,151,710
WisdomTree Investments Inc	197,760	2,076,480
		4,228,190
Chemicals – 4.0%
Innospec Inc	14,673	1,614,910
Westlake Chemical Corp	20,706	2,373,943
		3,988,853
Consumer Finance – 2.3%
Ally Financial Inc	63,100	2,272,231
Containers & Packaging – 3.8%
Ball Corp	39,998	2,205,090
Graphic Packaging Holding Co	57,646	1,565,665
		3,770,755
Electric Utilities – 2.5%
Alliant Energy Corp	41,943	2,480,509
Electronic Equipment, Instruments & Components – 6.0%
Arrow Electronics Inc*	13,276	1,501,781
Keysight Technologies Inc*	11,064	1,777,210
Vontier Corp	72,608	2,648,014
		5,927,005
Energy Equipment & Services – 1.6%
Oceaneering International Inc*	60,158	1,568,921
Food & Staples Retailing – 2.4%
Casey's General Stores Inc	6,032	2,390,059
Health Care Equipment & Supplies – 3.8%
Globus Medical Inc*	19,241	1,591,423
Teleflex Inc	12,546	2,232,937
		3,824,360
Health Care Providers & Services – 1.7%
Cardinal Health Inc	14,195	1,678,843
Household Durables – 1.0%
Toll Brothers Inc	7,981	1,005,207
Insurance – 4.9%
Axis Capital Holdings Ltd	33,230	2,944,842
Hartford Financial Services Group Inc	17,894	1,957,604
		4,902,446
Leisure Products – 1.9%
Brunswick Corp/DE	29,141	1,884,840
Life Sciences Tools & Services – 2.1%
Avantor Inc*	101,504	2,138,689
Machinery – 4.5%
Helios Technologies Inc	57,481	2,565,952
Lincoln Electric Holdings Inc	10,056	1,885,198
		4,451,150
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Marine – 1.8%
Kirby Corp*	17,358	$1,836,476
Metals & Mining – 1.4%
Commercial Metals Co	28,991	1,437,954
Oil, Gas & Consumable Fuels – 3.9%
HF Sinclair Corp	53,561	1,877,313
Magnolia Oil & Gas Corp	84,626	1,978,556
		3,855,869
Professional Services – 2.4%
Robert Half International Inc	34,526	2,432,702
Real Estate Management & Development – 2.1%
Cushman & Wakefield PLC*	162,627	2,127,161
Retail Real Estate Investment Trusts (REITs) – 2.8%
Agree Realty Corp	38,995	2,747,198
Road & Rail – 2.5%
Landstar System Inc	14,195	2,439,553
Semiconductor & Semiconductor Equipment – 4.3%
Microchip Technology Inc	34,048	1,952,653
Rambus Inc*	44,077	2,329,910
		4,282,563
Software – 1.8%
Sapiens International Corp NV	66,369	1,783,335
Specialized Real Estate Investment Trusts (REITs) – 4.0%
Lamar Advertising Co	17,722	2,157,476
PotlatchDeltic Corp	45,304	1,778,182
		3,935,658
Specialty Retail – 7.7%
Academy Sports & Outdoors Inc	39,625	2,279,626
Bath & Body Works Inc	73,952	2,867,119
Boot Barn Holdings Inc*	7,846	1,191,180
Burlington Stores Inc*	4,491	1,280,205
		7,618,130
Total Common Stocks (cost $80,026,841)		97,421,574
Repurchase Agreements – 1.8%
ING Financial Markets LLC, Joint repurchase agreement, 4.4000%, dated 12/31/24, maturing 1/2/25 to be repurchased at $1,800,440 collateralized by $1,864,142 in U.S. Treasuries 0% - 3.3750%, 2/27/25 - 5/15/44 with a value of $1,836,450 (cost $1,800,000)	$1,800,000	1,800,000
Total Investments (total cost $81,826,841) – 99.7%		99,221,574
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		280,383
Net Assets – 100%		$99,501,957

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$97,438,239	98.2%
Israel	1,783,335	1.8
Total	$99,221,574	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$1,800,000	$—	$(1,800,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small-Mid Cap Value Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$97,421,574	$-	$-
Repurchase Agreements	-	1,800,000	-
Total Assets	$97,421,574	$1,800,000	$-
4  | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2024

Assets:
Investments, at value (cost $80,026,841)	$97,421,574
Repurchase agreements, at value (cost $1,800,000)	1,800,000
Cash	76,726
Trustees' deferred compensation	2,750
Receivables:
Fund shares sold	375,526
Dividends	90,465
Interest	440
Other assets	914
Total Assets	99,768,395
Liabilities:
Payables:
Fund shares repurchased	130,729
Advisory fees	44,802
Professional fees	36,375
Transfer agent fees and expenses	11,574
Trustees' deferred compensation fees	2,750
12b-1 Distribution and shareholder servicing fees	1,279
Affiliated fund administration fees payable	234
Trustees' fees and expenses	157
Accrued expenses and other payables	38,538
Total Liabilities	266,438
Commitments and contingent liabilities (Note 3)
Net Assets	$99,501,957
Net Assets Consist of:
Capital (par value and paid-in surplus)	$79,332,950
Total distributable earnings (loss)	20,169,007
Total Net Assets	$99,501,957
Net Assets - Class A Shares	$3,117,892
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	199,703
Net Asset Value Per Share(1)	$15.61
Maximum Offering Price Per Share(2)	$16.56
Net Assets - Class C Shares	$702,652
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,447
Net Asset Value Per Share(1)	$14.81
Net Assets - Class D Shares	$48,673,088
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,096,012
Net Asset Value Per Share	$15.72
Net Assets - Class I Shares	$7,674,638
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	482,642
Net Asset Value Per Share	$15.90
Net Assets - Class N Shares	$31,701,067
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,016,656
Net Asset Value Per Share	$15.72
Net Assets - Class S Shares	$203,523
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,151
Net Asset Value Per Share	$15.48
Net Assets - Class T Shares	$7,429,097
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	472,068
Net Asset Value Per Share	$15.74

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Small-Mid Cap Value Fund
Statement of Operations (unaudited)
For the period ended December 31, 2024

Investment Income:
Dividends	$903,238
Interest	52,746
Other income	155
Foreign tax withheld	(7,534)
Total Investment Income	948,605
Expenses:
Advisory fees	457,514
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,921
Class C Shares	2,177
Class S Shares	138
Transfer agent administrative fees and expenses:
Class D Shares	28,050
Class S Shares	277
Class T Shares	9,804
Transfer agent networking and omnibus fees:
Class A Shares	1,943
Class C Shares	153
Class I Shares	5,074
Other transfer agent fees and expenses:
Class A Shares	98
Class C Shares	14
Class D Shares	5,019
Class I Shares	198
Class N Shares	798
Class S Shares	5
Class T Shares	85
Registration fees	90,120
Professional fees	29,127
Custodian fees	10,417
Non-affiliated fund administration fees	9,965
Shareholder reports expense	6,484
Affiliated fund administration fees	1,989
Trustees' fees and expenses	926
Other expenses	32,821
Total Expenses	697,117
Less: Excess Expense Reimbursement and Waivers	(134,103)
Net Expenses	563,014
Net Investment Income/(Loss)	385,591
Net Realized Gain/(Loss) on Investments:
Investments	7,436,009
Total Net Realized Gain/(Loss) on Investments	7,436,009
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(2,875,439)
Total Change in Unrealized Net Appreciation/Depreciation	(2,875,439)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,946,161
See Notes to Financial Statements.
6  | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Statements of Changes in Net Assets

	Period ended December 31, 2024 (unaudited)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$385,591	$880,848
Net realized gain/(loss) on investments	7,436,009	9,801,564
Change in unrealized net appreciation/depreciation	(2,875,439)	7,678,346
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,946,161	18,360,758
Dividends and Distributions to Shareholders:
Class A Shares	(225,953)	(17,876)
Class C Shares	(38,498)	(268)
Class D Shares	(3,671,846)	(360,330)
Class I Shares	(749,712)	(63,667)
Class N Shares	(2,384,269)	(471,693)
Class S Shares	(14,829)	(1,747)
Class T Shares	(544,438)	(48,513)
Net Decrease from Dividends and Distributions to Shareholders	(7,629,545)	(964,094)
Capital Share Transactions:
Class A Shares	322,645	3,585
Class C Shares	382,887	(59,675)
Class D Shares	4,844,494	(2,620,927)
Class I Shares	607,606	(704,308)
Class N Shares	863,220	(22,894,802)
Class S Shares	(5,187)	(58,413)
Class T Shares	457,173	(145,254)
Net Increase/(Decrease) from Capital Share Transactions	7,472,838	(26,479,794)
Net Increase/(Decrease) in Net Assets	4,789,454	(9,083,130)
Net Assets:
Beginning of period	94,712,503	103,795,633
End of period	$99,501,957	$94,712,503
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.89	$13.45	$11.72	$13.98	$10.17	$13.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.08	0.08	0.06	0.10	0.10
Net realized and unrealized gain/(loss)	0.89	2.46	1.69	(1.93)	3.78	(1.71)
Total from Investment Operations	0.93	2.54	1.77	(1.87)	3.88	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.10)	(0.04)	(0.05)	(0.07)	(0.11)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.21)	(0.10)	(0.04)	(0.39)	(0.07)	(1.39)
Net Asset Value, End of Period	$15.61	$15.89	$13.45	$11.72	$13.98	$10.17
Total Return*	5.38%	18.99%	15.09%	(13.78)%	38.27%	(14.37)%
Net Assets, End of Period (in thousands)	$3,118	$2,877	$2,424	$2,387	$3,279	$3,039
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.37%	1.28%	1.28%	1.35%	1.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.15%	1.07%	1.12%	1.07%	1.34%
Ratio of Net Investment Income/(Loss)	0.46%	0.57%	0.62%	0.42%	0.81%	0.88%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.14	$12.81	$11.22	$13.45	$9.80	$12.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(0.01)	(0.02)	(0.04)	0.02	0.01
Net realized and unrealized gain/(loss)	0.84	2.35	1.61	(1.85)	3.63	(1.66)
Total from Investment Operations	0.83	2.34	1.59	(1.89)	3.65	(1.65)
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	—	—	—	(0.01)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.16)	(0.01)	—	(0.34)	—	(1.29)
Net Asset Value, End of Period	$14.81	$15.14	$12.81	$11.22	$13.45	$9.80
Total Return*	5.03%	18.28%	14.17%	(14.41)%	37.24%	(15.04)%
Net Assets, End of Period (in thousands)	$703	$354	$354	$450	$515	$353
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.98%	2.74%	2.72%	2.51%	2.70%	3.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.03%	1.79%	1.84%	1.84%	1.81%	2.14%
Ratio of Net Investment Income/(Loss)	(0.14)%	(0.07)%	(0.15)%	(0.33)%	0.14%	0.12%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.01	$13.54	$11.81	$14.08	$10.24	$13.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.12	0.11	0.08	0.10	0.13
Net realized and unrealized gain/(loss)	0.90	2.48	1.69	(1.93)	3.83	(1.72)
Total from Investment Operations	0.96	2.60	1.80	(1.85)	3.93	(1.59)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.13)	(0.07)	(0.08)	(0.09)	(0.13)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.25)	(0.13)	(0.07)	(0.42)	(0.09)	(1.41)
Net Asset Value, End of Period	$15.72	$16.01	$13.54	$11.81	$14.08	$10.24
Total Return*	5.51%	19.34%	15.28%	(13.54)%	38.52%	(14.20)%
Net Assets, End of Period (in thousands)	$48,673	$45,141	$40,871	$40,878	$66,854	$21,708
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.05%	0.94%	0.95%	1.06%	1.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	0.91%	0.83%	0.87%	0.89%	1.17%
Ratio of Net Investment Income/(Loss)	0.71%	0.81%	0.86%	0.62%	0.78%	1.06%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.18	$13.69	$11.93	$14.22	$10.34	$13.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.12	0.11	0.09	0.13	0.11
Net realized and unrealized gain/(loss)	0.90	2.50	1.72	(1.96)	3.84	(1.72)
Total from Investment Operations	0.97	2.62	1.83	(1.87)	3.97	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.13)	(0.07)	(0.08)	(0.09)	(0.13)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.25)	(0.13)	(0.07)	(0.42)	(0.09)	(1.41)
Net Asset Value, End of Period	$15.90	$16.18	$13.69	$11.93	$14.22	$10.34
Total Return*	5.55%	19.32%	15.40%	(13.56)%	38.58%	(14.19)%
Net Assets, End of Period (in thousands)	$7,675	$7,545	$7,074	$8,309	$14,659	$9,848
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.01%	0.90%	0.91%	1.10%	1.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	0.86%	0.79%	0.82%	0.89%	1.13%
Ratio of Net Investment Income/(Loss)	0.75%	0.85%	0.88%	0.67%	1.02%	0.93%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.01	$13.55	$11.81	$14.09	$10.24	$13.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.13	0.13	0.11	0.11	0.15
Net realized and unrealized gain/(loss)	0.91	2.48	1.70	(1.95)	3.84	(1.72)
Total from Investment Operations	0.98	2.61	1.83	(1.84)	3.95	(1.57)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.15)	(0.09)	(0.10)	(0.10)	(0.15)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.27)	(0.15)	(0.09)	(0.44)	(0.10)	(1.43)
Net Asset Value, End of Period	$15.72	$16.01	$13.55	$11.81	$14.09	$10.24
Total Return*	5.63%	19.42%	15.54%	(13.48)%	38.72%	(14.09)%
Net Assets, End of Period (in thousands)	$31,701	$31,468	$46,653	$56,752	$70,581	$1,806
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	0.88%	0.77%	0.80%	0.88%	1.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.77%	0.69%	0.74%	0.76%	1.03%
Ratio of Net Investment Income/(Loss)	0.83%	0.93%	1.02%	0.79%	0.83%	1.24%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.76	$13.34	$11.60	$13.84	$10.06	$13.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.09	0.07	0.04	0.08	0.08
Net realized and unrealized gain/(loss)	0.89	2.43	1.67	(1.91)	3.75	(1.69)
Total from Investment Operations	0.93	2.52	1.74	(1.87)	3.83	(1.61)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.10)	—	(0.03)	(0.05)	(0.12)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.21)	(0.10)	—	(0.37)	(0.05)	(1.40)
Net Asset Value, End of Period	$15.48	$15.76	$13.34	$11.60	$13.84	$10.06
Total Return*	5.43%	19.04%	15.00%	(13.85)%	38.16%	(14.51)%
Net Assets, End of Period (in thousands)	$204	$211	$229	$939	$1,136	$1,004
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.94%	2.58%	1.84%	1.54%	1.71%	2.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.11%	1.13%	1.20%	1.23%	1.51%
Ratio of Net Investment Income/(Loss)	0.51%	0.62%	0.51%	0.31%	0.68%	0.71%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2024 (unaudited) and the year ended June 30	2024	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.02	$13.55	$11.81	$14.07	$10.21	$13.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.10	0.10	0.06	0.06	0.14
Net realized and unrealized gain/(loss)	0.90	2.48	1.69	(1.93)	3.86	(1.76)
Total from Investment Operations	0.95	2.58	1.79	(1.87)	3.92	(1.62)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.11)	(0.05)	(0.05)	(0.06)	(0.11)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—	(1.28)
Total Dividends and Distributions	(1.23)	(0.11)	(0.05)	(0.39)	(0.06)	(1.39)
Net Asset Value, End of Period	$15.74	$16.02	$13.55	$11.81	$14.07	$10.21
Total Return*	5.46%	19.20%	15.18%	(13.67)%	38.50%	(14.40)%
Net Assets, End of Period (in thousands)	$7,429	$7,115	$6,190	$7,416	$18,663	$38,649
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.48%	1.17%	1.06%	1.07%	1.18%	1.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.02%	0.94%	0.99%	1.02%	1.27%
Ratio of Net Investment Income/(Loss)	0.59%	0.70%	0.74%	0.46%	0.49%	1.08%
Portfolio Turnover Rate	32%	63%	62%	80%	99%	152%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson Small-Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 15

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2024. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
16 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 17

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
18 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any
Janus Investment Fund | 19

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
performance adjustment (expressed as an annual rate) is 0.70%, and the Fund’s benchmark index used in the calculation is the Russell 2500TM Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.86%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.74% for at least a one-year period commencing on October 28, 2024. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.82%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $210,304 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
20 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2024, the Distributor retained upfront sales charges of $835.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2024.
Janus Investment Fund | 21

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2024.
As of December 31, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	8	2
Class S Shares	54	- *
Class T Shares	-	-

*Less than 0.50%
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2024, the Fund engaged in cross trades amounting to $718,579 in purchases.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$82,099,498	$21,674,888	$(4,552,812)	$17,122,076
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Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
5.
Capital Share Transactions
	Period ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	22,339	$381,091	16,859	$240,911
Reinvested dividends and distributions	13,579	225,953	1,307	17,876
Shares repurchased	(17,281)	(284,399)	(17,377)	(255,202)
Net Increase/(Decrease)	18,637	$322,645	789	$3,585
Class C Shares:
Shares sold	21,946	$349,464	2,038	$27,684
Reinvested dividends and distributions	2,438	38,498	20	268
Shares repurchased	(325)	(5,075)	(6,287)	(87,627)
Net Increase/(Decrease)	24,059	$382,887	(4,229)	$(59,675)
Class D Shares:
Shares sold	658,755	$11,537,372	346,180	$5,071,849
Reinvested dividends and distributions	214,097	3,586,125	25,232	347,189
Shares repurchased	(596,713)	(10,279,003)	(569,146)	(8,039,965)
Net Increase/(Decrease)	276,139	$4,844,494	(197,734)	$(2,620,927)
Class I Shares:
Shares sold	198,248	$3,514,524	38,819	$586,259
Reinvested dividends and distributions	44,257	749,712	4,580	63,667
Shares repurchased	(226,166)	(3,656,630)	(93,882)	(1,354,234)
Net Increase/(Decrease)	16,339	$607,606	(50,483)	$(704,308)
Class N Shares:
Shares sold	90,025	$1,554,331	281,067	$4,112,470
Reinvested dividends and distributions	142,344	2,384,269	34,280	471,693
Shares repurchased	(180,671)	(3,075,380)	(1,792,831)	(27,478,965)
Net Increase/(Decrease)	51,698	$863,220	(1,477,484)	$(22,894,802)
Class S Shares:
Shares sold	308	$5,213	16	$224
Reinvested dividends and distributions	899	14,829	129	1,747
Shares repurchased	(1,467)	(25,229)	(3,902)	(60,384)
Net Increase/(Decrease)	(260)	$(5,187)	(3,757)	$(58,413)
Class T Shares:
Shares sold	59,828	$1,017,828	53,442	$770,992
Reinvested dividends and distributions	32,465	544,438	3,523	48,513
Shares repurchased	(64,491)	(1,105,093)	(69,493)	(964,759)
Net Increase/(Decrease)	27,802	$457,173	(12,528)	$(145,254)
6.
Purchases and Sales of Investment Securities
For the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$33,290,395	$34,098,434	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 23

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
24 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 25

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
26 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 27

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
28 | December 31, 2024

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 29

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Small-Mid Cap Value Fund
Notes
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Janus Henderson Small-Mid Cap Value Fund
Notes
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Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93033 02-25

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.